UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03919

Name of Registrant:	Vanguard STAR Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2021—April 30, 2022

Item 1: Reports to Shareholders

Semiannual Report  |  April 30, 2022
Vanguard LifeStrategy® Funds
Vanguard LifeStrategy Income Fund
Vanguard LifeStrategy Conservative Growth Fund
Vanguard LifeStrategy Moderate Growth Fund
Vanguard LifeStrategy Growth Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. The LifeStrategy Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each LifeStrategy Fund.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2022
	Beginning Account Value 10/31/2021	Ending Account Value 4/30/2022	Expenses Paid During Period
Based on Actual Fund Return
LifeStrategy Income Fund	$1,000.00	$905.70	$0.52
LifeStrategy Conservative Growth Fund	$1,000.00	$899.10	$0.57
LifeStrategy Moderate Growth Fund	$1,000.00	$891.80	$0.61
LifeStrategy Growth Fund	$1,000.00	$885.00	$0.65
Based on Hypothetical 5% Yearly Return
LifeStrategy Income Fund	$1,000.00	$1,024.25	$0.55
LifeStrategy Conservative Growth Fund	$1,000.00	$1,024.20	$0.60
LifeStrategy Moderate Growth Fund	$1,000.00	$1,024.15	$0.65
LifeStrategy Growth Fund	$1,000.00	$1,024.10	$0.70
The calculations are based on acquired fund fees and expenses for the most recent six-month period. The underlying funds’ annualized expense figures for that period are (in order as listed from top to bottom above) 0.11%, 0.12%, 0.13%, and 0.14%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

LifeStrategy Income Fund
Underlying Vanguard Funds
As of April 30, 2022
Vanguard Total Bond Market II Index Fund Investor Shares	56.2%
Vanguard Total International Bond Index Fund Investor Shares	23.2
Vanguard Total Stock Market Index Fund Investor Shares	10.9
Vanguard Total International Stock Index Fund Investor Shares	7.9
Vanguard Total International Bond II Index Fund Investor Shares	1.8
The table reflects the fund’s investments, except for short-term investments and derivatives.
3

LifeStrategy Income Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.0%)
U.S. Stock Fund (10.8%)
	Vanguard Total Stock Market Index Fund Investor Shares	5,580,050	562,357
International Stock Fund (7.8%)
	Vanguard Total International Stock Index Fund Investor Shares	22,747,719	408,776
U.S. Bond Fund (55.7%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	292,949,961	2,906,064
International Bond Funds (24.7%)
	Vanguard Total International Bond Index Fund Investor Shares	117,425,723	1,196,568
[1]	Vanguard Total International Bond II Index Fund Investor Shares	10,017,893	92,065
			1,288,633
Total Investment Companies (Cost $4,971,492)			5,165,830
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[1]	Vanguard Market Liquidity Fund, 0.409% (Cost $53,481)	534,871	53,482
Total Investments (100.0%) (Cost $5,024,973)			5,219,312
Other Assets and Liabilities—Net (0.0%)			2,177
Net Assets (100%)			5,221,489
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2022	212	25,261	(126)
E-mini S&P 500 Index	June 2022	146	30,131	(477)
				(603)

See accompanying Notes, which are an integral part of the Financial Statements.
4

LifeStrategy Income Fund
Statement of Assets and Liabilities
As of April 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $5,024,973)	5,219,312
Cash Collateral Pledged—Futures Contracts	1,996
Receivables for Investment Securities Sold	4,246
Receivables for Accrued Income	5,926
Receivables for Capital Shares Issued	2,999
Total Assets	5,234,479
Liabilities
Payables for Investment Securities Purchased	5,926
Payables for Capital Shares Redeemed	5,882
Variation Margin Payable—Futures Contracts	1,182
Total Liabilities	12,990
Net Assets	5,221,489
At April 30, 2022, net assets consisted of:

Paid-in Capital	4,984,866
Total Distributable Earnings (Loss)	236,623
Net Assets	5,221,489
Net Assets
Applicable to 341,936,917 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,221,489
Net Asset Value Per Share	$15.27
See accompanying Notes, which are an integral part of the Financial Statements.
5

LifeStrategy Income Fund
Statement of Operations

Six Months Ended April 30, 2022
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	76,887
Net Investment Income—Note B	76,887
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	15,767
Affiliated Funds Sold	25,098
Futures Contracts	(4,001)
Realized Net Gain (Loss)	36,864
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(671,828)
Futures Contracts	(1,228)
Change in Unrealized Appreciation (Depreciation)	(673,056)
Net Increase (Decrease) in Net Assets Resulting from Operations	(559,305)
See accompanying Notes, which are an integral part of the Financial Statements.
6

LifeStrategy Income Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	76,887	90,626
Realized Net Gain (Loss)	36,864	132,011
Change in Unrealized Appreciation (Depreciation)	(673,056)	118,389
Net Increase (Decrease) in Net Assets Resulting from Operations	(559,305)	341,026
Distributions
Total Distributions	(187,863)	(116,945)
Capital Share Transactions
Issued	517,282	1,720,466
Issued in Lieu of Cash Distributions	171,008	107,211
Redeemed	(817,715)	(1,556,234)
Net Increase (Decrease) from Capital Share Transactions	(129,425)	271,443
Total Increase (Decrease)	(876,593)	495,524
Net Assets
Beginning of Period	6,098,082	5,602,558
End of Period	5,221,489	6,098,082
See accompanying Notes, which are an integral part of the Financial Statements.
7

LifeStrategy Income Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$17.40	$16.73	$16.24	$15.08	$15.56	$15.14
Investment Operations
Net Investment Income[1]	.219	.261	.393	.425	.376	.332
Capital Gain Distributions Received[1]	.045	.092	—	—	.002	.008
Net Realized and Unrealized Gain (Loss) on Investments	(1.857)	.656	.501	1.284	(.470)	.422
Total from Investment Operations	(1.593)	1.009	.894	1.709	(.092)	.762
Distributions
Dividends from Net Investment Income	(.220)	(.264)	(.401)	(.435)	(.368)	(.334)
Distributions from Realized Capital Gains	(.317)	(.075)	(.003)	(.114)	(.020)	(.009)
Total Distributions	(.537)	(.339)	(.404)	(.549)	(.388)	(.343)
Net Asset Value, End of Period	$15.27	$17.40	$16.73	$16.24	$15.08	$15.56
Total Return[2]	-9.43%	6.06%	5.60%	11.60%	-0.63%	5.12%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,221	$6,098	$5,603	$4,714	$4,012	$4,208
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.66%	1.51%	2.39%	2.72%	2.43%	2.18%
Portfolio Turnover Rate	3%	7%	17%	6%	9%	4%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
8

LifeStrategy Income Fund
Notes to Financial Statements
Vanguard LifeStrategy Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
9

LifeStrategy Income Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended April 30, 2022, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
10

LifeStrategy Income Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At April 30, 2022, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.	As of April 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,026,327
Gross Unrealized Appreciation	467,948
Gross Unrealized Depreciation	(275,566)
Net Unrealized Appreciation (Depreciation)	192,382
E.	Capital shares issued and redeemed were:

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	Shares (000)	Shares (000)
Issued	31,014	99,477
Issued in Lieu of Cash Distributions	10,155	6,216
Redeemed	(49,682)	(90,166)
Net Increase (Decrease) in Shares Outstanding	(8,513)	15,527
11

LifeStrategy Income Fund
F.Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2022 Market Value ($000)
Vanguard Market Liquidity Fund	44,285	NA1	NA1	(5)	1	46	1	53,482
Vanguard Total Bond Market II Index Fund	3,359,198	78,344	178,666	(13,154)	(339,658)	29,514	6,627	2,906,064
Vanguard Total International Bond Index Fund	1,409,267	44,104	118,295	(8,639)	(129,869)	34,966	9,139	1,196,568
Vanguard Total International Bond II Index Fund	88,929	10,837	—	—	(7,701)	518	—	92,065
Vanguard Total International Stock Index Fund	486,848	17,950	29,969	(781)	(65,272)	7,666	—	408,776
Vanguard Total Stock Market Index Fund	709,381	18,608	83,980	47,677	(129,329)	4,177	—	562,357
Total	6,097,908	169,843	410,910	25,098	(671,828)	76,887	15,767	5,219,312
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.	Management has determined that no events or transactions occurred subsequent to April 30, 2022, that would require recognition or disclosure in these financial statements.
12

LifeStrategy Conservative Growth Fund
Underlying Vanguard Funds
As of April 30, 2022
Vanguard Total Bond Market II Index Fund Investor Shares	42.1%
Vanguard Total Stock Market Index Fund Investor Shares	23.4
Vanguard Total International Bond Index Fund Investor Shares	16.5
Vanguard Total International Stock Index Fund Investor Shares	16.0
Vanguard Total International Bond II Index Fund Investor Shares	2.0
The table reflects the fund’s investments, except for short-term investments and derivatives.
13

LifeStrategy Conservative Growth Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (98.9%)
U.S. Stock Fund (23.1%)
	Vanguard Total Stock Market Index Fund Investor Shares	25,775,539	2,597,659
International Stock Fund (15.9%)
	Vanguard Total International Stock Index Fund Investor Shares	99,233,027	1,783,217
U.S. Bond Fund (41.6%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	471,469,860	4,676,981
International Bond Funds (18.3%)
	Vanguard Total International Bond Index Fund Investor Shares	180,423,157	1,838,512
[1]	Vanguard Total International Bond II Index Fund Investor Shares	24,105,971	221,534
			2,060,046
Total Investment Companies (Cost $9,034,687)			11,117,903
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[1]	Vanguard Market Liquidity Fund, 0.409% (Cost $118,177)	1,181,905	118,179
Total Investments (100.0%) (Cost $9,152,864)			11,236,082
Other Assets and Liabilities—Net (0.0%)			2,013
Net Assets (100%)			11,238,095
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2022	507	60,412	(3,674)
E-mini S&P 500 Index	June 2022	293	60,468	(958)
				(4,632)

See accompanying Notes, which are an integral part of the Financial Statements.
14

LifeStrategy Conservative Growth Fund
Statement of Assets and Liabilities
As of April 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $9,152,864)	11,236,082
Cash	2
Cash Collateral Pledged—Futures Contracts	4,147
Receivables for Investment Securities Sold	2,736
Receivables for Accrued Income	9,465
Receivables for Capital Shares Issued	5,039
Total Assets	11,257,471
Liabilities
Payables for Investment Securities Purchased	9,463
Payables for Capital Shares Redeemed	7,525
Variation Margin Payable—Futures Contracts	2,388
Total Liabilities	19,376
Net Assets	11,238,095
At April 30, 2022, net assets consisted of:

Paid-in Capital	9,008,641
Total Distributable Earnings (Loss)	2,229,454
Net Assets	11,238,095
Net Assets
Applicable to 546,444,140 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,238,095
Net Asset Value Per Share	$20.57
See accompanying Notes, which are an integral part of the Financial Statements.
15

LifeStrategy Conservative Growth Fund
Statement of Operations

Six Months Ended April 30, 2022
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	148,590
Net Investment Income—Note B	148,590
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	23,652
Affiliated Funds Sold	122,359
Futures Contracts	(7,473)
Realized Net Gain (Loss)	138,538
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(1,563,256)
Futures Contracts	(4,706)
Change in Unrealized Appreciation (Depreciation)	(1,567,962)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,280,834)
See accompanying Notes, which are an integral part of the Financial Statements.
16

LifeStrategy Conservative Growth Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	148,590	188,678
Realized Net Gain (Loss)	138,538	312,437
Change in Unrealized Appreciation (Depreciation)	(1,567,962)	981,031
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,280,834)	1,482,146
Distributions
Total Distributions	(423,089)	(367,554)
Capital Share Transactions
Issued	975,294	2,449,137
Issued in Lieu of Cash Distributions	392,286	343,703
Redeemed	(1,171,154)	(1,951,410)
Net Increase (Decrease) from Capital Share Transactions	196,426	841,430
Total Increase (Decrease)	(1,507,497)	1,956,022
Net Assets
Beginning of Period	12,745,592	10,789,570
End of Period	11,238,095	12,745,592
See accompanying Notes, which are an integral part of the Financial Statements.
17

LifeStrategy Conservative Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$23.66	$21.49	$20.79	$19.29	$19.85	$18.55
Investment Operations
Net Investment Income[1]	.271	.360	.488	.521	.466	.417
Capital Gain Distributions Received[1]	.043	.089	—	—	.002	.008
Net Realized and Unrealized Gain (Loss) on Investments	(2.623)	2.435	.715	1.715	(.520)	1.332
Total from Investment Operations	(2.309)	2.884	1.203	2.236	(.052)	1.757
Distributions
Dividends from Net Investment Income	(.273)	(.362)	(.494)	(.531)	(.457)	(.418)
Distributions from Realized Capital Gains	(.508)	(.352)	(.009)	(.205)	(.051)	(.039)
Total Distributions	(.781)	(.714)	(.503)	(.736)	(.508)	(.457)
Net Asset Value, End of Period	$20.57	$23.66	$21.49	$20.79	$19.29	$19.85
Total Return[2]	-10.09%	13.57%	5.89%	11.94%	-0.33%	9.61%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,238	$12,746	$10,790	$10,473	$9,248	$9,365
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.43%	1.55%	2.32%	2.61%	2.34%	2.18%
Portfolio Turnover Rate	3%	5%	23%	9%	11%	6%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
18

LifeStrategy Conservative Growth Fund
Notes to Financial Statements
Vanguard LifeStrategy Conservative Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
19

LifeStrategy Conservative Growth Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended April 30, 2022, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
20

LifeStrategy Conservative Growth Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At April 30, 2022, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.	As of April 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	9,156,378
Gross Unrealized Appreciation	2,499,152
Gross Unrealized Depreciation	(424,080)
Net Unrealized Appreciation (Depreciation)	2,075,072
E.	Capital shares issued and redeemed were:

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	Shares (000)	Shares (000)
Issued	43,027	106,088
Issued in Lieu of Cash Distributions	17,097	15,061
Redeemed	(52,288)	(84,545)
Net Increase (Decrease) in Shares Outstanding	7,836	36,604
21

LifeStrategy Conservative Growth Fund
F.Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2022 Market Value ($000)
Vanguard Market Liquidity Fund	144,995	NA1	NA1	(11)	2	119	2	118,179
Vanguard Total Bond Market II Index Fund	5,229,723	163,139	157,364	(10,306)	(548,211)	46,600	10,521	4,676,981
Vanguard Total International Bond Index Fund	2,023,674	63,597	42,960	(4,729)	(201,070)	50,472	13,129	1,838,512
Vanguard Total International Bond II Index Fund	177,826	62,284	—	—	(18,576)	1,176	—	221,534
Vanguard Total International Stock Index Fund	2,015,008	65,163	12,821	(644)	(283,489)	31,838	—	1,783,217
Vanguard Total Stock Market Index Fund	3,148,629	55,806	232,913	138,049	(511,912)	18,385	—	2,597,659
Total	12,739,855	409,989	446,058	122,359	(1,563,256)	148,590	23,652	11,236,082
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.	Management has determined that no events or transactions occurred subsequent to April 30, 2022, that would require recognition or disclosure in these financial statements.
22

LifeStrategy Moderate Growth Fund
Underlying Vanguard Funds
As of April 30, 2022
Vanguard Total Stock Market Index Fund Investor Shares	35.7%
Vanguard Total Bond Market II Index Fund Investor Shares	28.0
Vanguard Total International Stock Index Fund Investor Shares	24.0
Vanguard Total International Bond Index Fund Investor Shares	10.6
Vanguard Total International Bond II Index Fund Investor Shares	1.7
The table reflects the fund’s investments, except for short-term investments and derivatives.
23

LifeStrategy Moderate Growth Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (98.8%)
U.S. Stock Fund (35.3%)
	Vanguard Total Stock Market Index Fund Investor Shares	69,153,923	6,969,332
International Stock Fund (23.7%)
	Vanguard Total International Stock Index Fund Investor Shares	260,331,207	4,678,152
U.S. Bond Fund (27.6%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	549,765,985	5,453,679
International Bond Funds (12.2%)
	Vanguard Total International Bond Index Fund Investor Shares	203,735,096	2,076,061
[1]	Vanguard Total International Bond II Index Fund Investor Shares	36,025,842	331,077
			2,407,138
Total Investment Companies (Cost $13,494,370)			19,508,301
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[1]	Vanguard Market Liquidity Fund, 0.409% (Cost $239,053)	2,390,788	239,055
Total Investments (100.0%) (Cost $13,733,423)			19,747,356
Other Assets and Liabilities—Net (0.0%)			3,443
Net Assets (100%)			19,750,799
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2022	1,071	127,616	(7,762)
E-mini S&P 500 Index	June 2022	560	115,570	(1,830)
				(9,592)

See accompanying Notes, which are an integral part of the Financial Statements.
24

LifeStrategy Moderate Growth Fund
Statement of Assets and Liabilities
As of April 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $13,733,423)	19,747,356
Cash Collateral Pledged—Futures Contracts	8,113
Receivables for Investment Securities Sold	282
Receivables for Accrued Income	11,049
Receivables for Capital Shares Issued	8,032
Total Assets	19,774,832
Liabilities
Payables for Investment Securities Purchased	11,048
Payables for Capital Shares Redeemed	8,397
Variation Margin Payable—Futures Contracts	4,588
Total Liabilities	24,033
Net Assets	19,750,799
At April 30, 2022, net assets consisted of:

Paid-in Capital	13,510,060
Total Distributable Earnings (Loss)	6,240,739
Net Assets	19,750,799
Net Assets
Applicable to 665,201,241 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	19,750,799
Net Asset Value Per Share	$29.69
See accompanying Notes, which are an integral part of the Financial Statements.
25

LifeStrategy Moderate Growth Fund
Statement of Operations

Six Months Ended April 30, 2022
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	243,193
Net Investment Income—Note B	243,193
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	26,808
Affiliated Funds Sold	156,251
Futures Contracts	(13,595)
Realized Net Gain (Loss)	169,464
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(2,806,320)
Futures Contracts	(10,339)
Change in Unrealized Appreciation (Depreciation)	(2,816,659)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,404,002)
See accompanying Notes, which are an integral part of the Financial Statements.
26

LifeStrategy Moderate Growth Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	243,193	333,680
Realized Net Gain (Loss)	169,464	472,470
Change in Unrealized Appreciation (Depreciation)	(2,816,659)	3,010,206
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,404,002)	3,816,356
Distributions
Total Distributions	(693,436)	(669,965)
Capital Share Transactions
Issued	1,449,629	3,699,564
Issued in Lieu of Cash Distributions	653,784	632,929
Redeemed	(1,549,700)	(2,842,408)
Net Increase (Decrease) from Capital Share Transactions	553,713	1,490,085
Total Increase (Decrease)	(2,543,725)	4,636,476
Net Assets
Beginning of Period	22,294,524	17,658,048
End of Period	19,750,799	22,294,524
See accompanying Notes, which are an integral part of the Financial Statements.
27

LifeStrategy Moderate Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$34.35	$29.27	$28.29	$26.26	$26.90	$24.10
Investment Operations
Net Investment Income[1]	.367	.528	.633	.673	.616	.556
Capital Gain Distributions Received[1]	.041	.082	—	—	.002	.007
Net Realized and Unrealized Gain (Loss) on Investments	(4.001)	5.561	1.012	2.403	(.622)	2.795
Total from Investment Operations	(3.593)	6.171	1.645	3.076	(.004)	3.358
Distributions
Dividends from Net Investment Income	(.413)	(.537)	(.647)	(.684)	(.593)	(.547)
Distributions from Realized Capital Gains	(.654)	(.554)	(.018)	(.362)	(.043)	(.011)
Total Distributions	(1.067)	(1.091)	(.665)	(1.046)	(.636)	(.558)
Net Asset Value, End of Period	$29.69	$34.35	$29.27	$28.29	$26.26	$26.90
Total Return[2]	-10.82%	21.38%	5.89%	12.20%	-0.08%	14.14%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,751	$22,295	$17,658	$17,282	$15,395	$15,729
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.28%	1.60%	2.23%	2.50%	2.26%	2.19%
Portfolio Turnover Rate	2%	5%	21%	9%	12%	6%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
28

LifeStrategy Moderate Growth Fund
Notes to Financial Statements
Vanguard LifeStrategy Moderate Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
29

LifeStrategy Moderate Growth Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended April 30, 2022, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
30

LifeStrategy Moderate Growth Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At April 30, 2022, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.	As of April 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	13,736,802
Gross Unrealized Appreciation	6,547,241
Gross Unrealized Depreciation	(546,279)
Net Unrealized Appreciation (Depreciation)	6,000,962
E.	Capital shares issued and redeemed were:

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	Shares (000)	Shares (000)
Issued	44,294	112,669
Issued in Lieu of Cash Distributions	19,481	19,766
Redeemed	(47,597)	(86,616)
Net Increase (Decrease) in Shares Outstanding	16,178	45,819
31

LifeStrategy Moderate Growth Fund
F.Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2022 Market Value ($000)
Vanguard Market Liquidity Fund	225,800	NA1	NA1	(25)	2	220	5	239,055
Vanguard Total Bond Market II Index Fund	6,001,454	212,666	112,439	(8,003)	(639,999)	53,934	12,152	5,453,679
Vanguard Total International Bond Index Fund	2,258,271	70,986	23,282	(2,157)	(227,757)	56,335	14,651	2,076,061
Vanguard Total International Bond II Index Fund	323,826	34,478	—	—	(27,227)	1,780	—	331,077
Vanguard Total International Stock Index Fund	5,288,123	139,992	7,045	(367)	(742,551)	82,398	—	4,678,152
Vanguard Total Stock Market Index Fund	8,186,084	92,277	307,044	166,803	(1,168,788)	48,526	—	6,969,332
Total	22,283,558	550,399	449,810	156,251	(2,806,320)	243,193	26,808	19,747,356
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.	Management has determined that no events or transactions occurred subsequent to April 30, 2022, that would require recognition or disclosure in these financial statements.
32

LifeStrategy Growth Fund
Underlying Vanguard Funds
As of April 30, 2022
Vanguard Total Stock Market Index Fund Investor Shares	47.8%
Vanguard Total International Stock Index Fund Investor Shares	32.0
Vanguard Total Bond Market II Index Fund Investor Shares	14.0
Vanguard Total International Bond Index Fund Investor Shares	5.2
Vanguard Total International Bond II Index Fund Investor Shares	1.0
The table reflects the fund’s investments, except for short-term investments and derivatives.
33

LifeStrategy Growth Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (98.7%)
U.S. Stock Fund (47.2%)
	Vanguard Total Stock Market Index Fund Investor Shares	89,017,589	8,971,192
International Stock Fund (31.6%)
	Vanguard Total International Stock Index Fund Investor Shares	334,614,125	6,013,016
U.S. Bond Fund (13.8%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	265,275,990	2,631,538
International Bond Funds (6.1%)
	Vanguard Total International Bond Index Fund Investor Shares	95,393,567	972,061
[1]	Vanguard Total International Bond II Index Fund Investor Shares	20,687,516	190,118
			1,162,179
Total Investment Companies (Cost $11,031,492)			18,777,925
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[1]	Vanguard Market Liquidity Fund, 0.409% (Cost $254,778)	2,548,031	254,778
Total Investments (100.0%) (Cost $11,286,270)			19,032,703
Other Assets and Liabilities—Net (0.0%)			4,100
Net Assets (100%)			19,036,803
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2022	1,035	123,327	(7,501)
E-mini S&P 500 Index	June 2022	657	135,588	(2,147)
				(9,648)

See accompanying Notes, which are an integral part of the Financial Statements.
34

LifeStrategy Growth Fund
Statement of Assets and Liabilities
As of April 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $11,286,270)	19,032,703
Cash Collateral Pledged—Futures Contracts	9,127
Receivables for Accrued Income	5,369
Receivables for Capital Shares Issued	9,728
Total Assets	19,056,927
Liabilities
Payables for Investment Securities Purchased	6,816
Payables for Capital Shares Redeemed	7,973
Variation Margin Payable—Futures Contracts	5,335
Total Liabilities	20,124
Net Assets	19,036,803
At April 30, 2022, net assets consisted of:

Paid-in Capital	11,142,982
Total Distributable Earnings (Loss)	7,893,821
Net Assets	19,036,803
Net Assets
Applicable to 488,912,889 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	19,036,803
Net Asset Value Per Share	$38.94
See accompanying Notes, which are an integral part of the Financial Statements.
35

LifeStrategy Growth Fund
Statement of Operations

Six Months Ended April 30, 2022
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	221,115
Net Investment Income—Note B	221,115
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	12,582
Affiliated Funds Sold	107,518
Futures Contracts	(15,233)
Realized Net Gain (Loss)	104,867
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(2,788,229)
Futures Contracts	(9,858)
Change in Unrealized Appreciation (Depreciation)	(2,798,087)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,472,105)
See accompanying Notes, which are an integral part of the Financial Statements.
36

LifeStrategy Growth Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	221,115	327,913
Realized Net Gain (Loss)	104,867	377,994
Change in Unrealized Appreciation (Depreciation)	(2,798,087)	4,122,230
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,472,105)	4,828,137
Distributions
Total Distributions	(604,642)	(659,652)
Capital Share Transactions
Issued	1,414,961	3,007,819
Issued in Lieu of Cash Distributions	573,616	630,036
Redeemed	(1,323,977)	(2,482,647)
Net Increase (Decrease) from Capital Share Transactions	664,600	1,155,208
Total Increase (Decrease)	(2,412,147)	5,323,693
Net Assets
Beginning of Period	21,448,950	16,125,257
End of Period	19,036,803	21,448,950
See accompanying Notes, which are an integral part of the Financial Statements.
37

LifeStrategy Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$45.26	$36.15	$34.92	$32.44	$33.11	$28.47
Investment Operations
Net Investment Income[1]	.457	.705	.740	.789	.742	.673
Capital Gain Distributions Received[1]	.026	.051	—	—	.001	.004
Net Realized and Unrealized Gain (Loss) on Investments	(5.528)	9.813	1.246	3.029	(.685)	4.632
Total from Investment Operations	(5.045)	10.569	1.986	3.818	.058	5.309
Distributions
Dividends from Net Investment Income	(.530)	(.709)	(.749)	(.798)	(.714)	(.666)
Distributions from Realized Capital Gains	(.745)	(.750)	(.007)	(.540)	(.014)	(.003)
Total Distributions	(1.275)	(1.459)	(.756)	(1.338)	(.728)	(.669)
Net Asset Value, End of Period	$38.94	$45.26	$36.15	$34.92	$32.44	$33.11
Total Return[2]	-11.50%	29.69%	5.74%	12.34%	0.09%	18.91%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,037	$21,449	$16,125	$15,906	$14,140	$14,534
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.15%	1.65%	2.12%	2.38%	2.19%	2.19%
Portfolio Turnover Rate	1%	4%	13%	6%	10%	6%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
38

LifeStrategy Growth Fund
Notes to Financial Statements
Vanguard LifeStrategy Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
39

LifeStrategy Growth Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended April 30, 2022, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
40

LifeStrategy Growth Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At April 30, 2022, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.	As of April 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	11,289,203
Gross Unrealized Appreciation	8,096,693
Gross Unrealized Depreciation	(362,841)
Net Unrealized Appreciation (Depreciation)	7,733,852
E.	Capital shares issued and redeemed were:

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	Shares (000)	Shares (000)
Issued	32,910	70,741
Issued in Lieu of Cash Distributions	12,899	15,392
Redeemed	(30,804)	(58,347)
Net Increase (Decrease) in Shares Outstanding	15,005	27,786
41

LifeStrategy Growth Fund
F.Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2022 Market Value ($000)
Vanguard Market Liquidity Fund	237,374	NA1	NA1	(22)	—	222	6	254,778
Vanguard Total Bond Market II Index Fund	2,822,083	140,457	21,397	(724)	(308,881)	25,636	5,758	2,631,538
Vanguard Total International Bond Index Fund	1,050,968	33,047	4,679	(447)	(106,828)	26,229	6,818	972,061
Vanguard Total International Bond II Index Fund	157,939	47,467	—	—	(15,288)	921	—	190,118
Vanguard Total International Stock Index Fund	6,786,910	187,092	5,782	(312)	(954,892)	106,003	—	6,013,016
Vanguard Total Stock Market Index Fund	10,384,518	77,888	197,897	109,023	(1,402,340)	62,104	—	8,971,192
Total	21,439,792	485,951	229,755	107,518	(2,788,229)	221,115	12,582	19,032,703
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.	Management has determined that no events or transactions occurred subsequent to April 30, 2022, that would require recognition or disclosure in these financial statements.
42

Trustees Approve Advisory Arrangement
Effective February 2022, the board of trustees of Vanguard STAR Funds approved The Vanguard Group, Inc. (Vanguard) as the investment advisor to Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Growth Fund, Vanguard LifeStrategy Income Fund, and Vanguard LifeStrategy Moderate Growth Fund (each, a fund; together, the funds), which utilize an internalized management structure whereby Vanguard, through its Equity Index Group, provides investment advisory services to the funds. In March 2022, the board then renewed each fund’s investment advisory arrangement with Vanguard. The board determined that initially approving and continuing each fund’s internalized management structure was in the best interests of the funds and their shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The trustees considered the factors discussed below, among others, in initially approving and renewing the funds’ investment advisory arrangements. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board considered the quality of the investment management services to be provided to the funds in initially approving the advisory arrangements and approving the renewals. The board also took into account the organizational depth and stability of the advisor and noted that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted approval and continuation of the advisory arrangements.
Investment performance
In initially approving the advisory arrangements, the board determined that the Equity Investment Group, in its management of other Vanguard funds, has a track record of consistent performance and disciplined investment processes. In approving the continuation of the advisory arrangements, the board considered the performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that each fund’s acquired fund fees and expenses were below the average expense ratios charged by funds in its respective peer group. The funds do not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the funds invest has advisory expenses below the relevant peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
43

The benefit of economies of scale
The board concluded that Vanguard’s arrangements with the LifeStrategy Funds and their underlying funds ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
44

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard STAR Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard LifeStrategy Income Fund, Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Moderate Growth Fund, and Vanguard LifeStrategy Growth Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program's operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.
45

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© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q882 062022

Semiannual Report  |  April 30, 2022
Vanguard STAR® Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. The STAR Fund has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the STAR Fund.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2022
STAR Fund	Beginning Account Value 10/31/2021	Ending Account Value 4/30/2022	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$856.10	$1.43
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.26	1.56
The calculations are based on acquired fund fees and expenses for the most recent six-month period. The underlying fund's annualized expense figure for that period is 0.31%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

STAR Fund
Underlying Vanguard Funds
As of April 30, 2022
Vanguard WindsorTM II Fund Investor Shares	14.3%
Vanguard Short-Term Investment-Grade Fund Investor Shares	12.9
Vanguard GNMA Fund Investor Shares	12.8
Vanguard Long-Term Investment-Grade Fund Investor Shares	12.2
Vanguard U.S. Growth Fund Investor Shares	11.0
Vanguard International Value Fund Investor Shares	10.0
Vanguard International Growth Fund Investor Shares	8.9
Vanguard Windsor Fund Investor Shares	8.0
Vanguard PRIMECAP Fund Investor Shares	6.2
Vanguard ExplorerTM Fund Investor Shares	3.7
The table reflects the fund's investments, except for short-term investments.
3

STAR Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Stock Funds (43.2%)
Vanguard Windsor II Fund Investor Shares	82,420,952	3,406,458
Vanguard U.S. Growth Fund Investor Shares	56,269,576	2,619,911
Vanguard Windsor Fund Investor Shares	81,371,512	1,892,701
Vanguard PRIMECAP Fund Investor Shares	10,287,237	1,481,877
Vanguard Explorer Fund Investor Shares	8,309,752	873,023
		10,273,970
International Stock Funds (18.9%)
Vanguard International Value Fund Investor Shares	64,180,902	2,391,380
Vanguard International Growth Fund Investor Shares	64,772,953	2,106,417
		4,497,797
U.S. Bond Funds (37.9%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	301,367,865	3,064,911
Vanguard GNMA Fund Investor Shares	313,619,378	3,045,244
Vanguard Long-Term Investment-Grade Fund Investor Shares	332,462,492	2,902,398
		9,012,553
Total Investment Companies (Cost $17,007,258)		23,784,320
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.409% (Cost $—)	3	—
Total Investments (100.0%) (Cost $17,007,258)		23,784,320
Other Assets and Liabilities—Net (0.0%)		696
Net Assets (100%)		23,785,016
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
4

STAR Fund
Statement of Assets and Liabilities
As of April 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $17,007,258)	23,784,320
Receivables for Investment Securities Sold	6,710
Receivables for Accrued Income	17,882
Receivables for Capital Shares Issued	6,499
Total Assets	23,815,411
Liabilities
Due to Custodian	2,245
Payables for Investment Securities Purchased	17,881
Payables for Capital Shares Redeemed	10,269
Total Liabilities	30,395
Net Assets	23,785,016
At April 30, 2022, net assets consisted of:

Paid-in Capital	15,582,993
Total Distributable Earnings (Loss)	8,202,023
Net Assets	23,785,016
Net Assets
Applicable to 864,026,162 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	23,785,016
Net Asset Value Per Share	$27.53
See accompanying Notes, which are an integral part of the Financial Statements.
5

STAR Fund
Statement of Operations

Six Months Ended April 30, 2022
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	241,406
Net Investment Income—Note B	241,406
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	1,566,920
Affiliated Funds Sold	84,459
Realized Net Gain (Loss)	1,651,379
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(5,958,013)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,065,228)
See accompanying Notes, which are an integral part of the Financial Statements.
6

STAR Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	241,406	338,165
Realized Net Gain (Loss)	1,651,379	1,325,785
Change in Unrealized Appreciation (Depreciation)	(5,958,013)	4,349,025
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,065,228)	6,012,975
Distributions
Total Distributions	(1,681,427)	(1,670,043)
Capital Share Transactions
Issued	799,338	2,701,591
Issued in Lieu of Cash Distributions	1,586,078	1,581,904
Redeemed	(1,846,060)	(3,164,809)
Net Increase (Decrease) from Capital Share Transactions	539,356	1,118,686
Total Increase (Decrease)	(5,207,299)	5,461,618
Net Assets
Beginning of Period	28,992,315	23,530,697
End of Period	23,785,016	28,992,315
See accompanying Notes, which are an integral part of the Financial Statements.
7

STAR Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$34.17	$29.01	$27.51	$26.10	$27.15	$24.32
Investment Operations
Net Investment Income[1]	.279	.395	.515	.576	.537	.503
Capital Gain Distributions Received[1]	1.810	.960	.797	1.177	.711	.470
Net Realized and Unrealized Gain (Loss) on Investments	(6.731)	5.846	1.816	1.310	(1.070)	2.993
Total from Investment Operations	(4.642)	7.201	3.128	3.063	.178	3.966
Distributions
Dividends from Net Investment Income	(.292)	(.405)	(.544)	(.613)	(.514)	(.499)
Distributions from Realized Capital Gains	(1.706)	(1.636)	(1.084)	(1.040)	(.714)	(.637)
Total Distributions	(1.998)	(2.041)	(1.628)	(1.653)	(1.228)	(1.136)
Net Asset Value, End of Period	$27.53	$34.17	$29.01	$27.51	$26.10	$27.15
Total Return[2]	-14.39%	25.52%	11.75%	12.72%	0.54%	16.96%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,785	$28,992	$23,531	$22,225	$20,798	$21,270
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.31%	0.31%	0.31%	0.31%	0.31%	0.32%
Ratio of Net Investment Income to Average Net Assets	1.81%	1.21%	1.87%	2.20%	1.98%	1.98%
Portfolio Turnover Rate	7%	9%	26%	14%	11%	7%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
8

STAR Fund
Notes to Financial Statements
Vanguard STAR Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds. The fund invests 60% to 70% of its net assets in stock funds (predominantly large-capitalization U.S. stock funds), 20% to 30% in intermediate- to long-term bond funds, and 10% to 20% in a short-term bond fund. Financial statements and other information about each underlying fund are available at www.vanguard.com
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund
9

STAR Fund
Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended April 30, 2022, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At April 30, 2022, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
10

STAR Fund
D.  As of April 30, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	17,029,866
Gross Unrealized Appreciation	7,684,214
Gross Unrealized Depreciation	(929,760)
Net Unrealized Appreciation (Depreciation)	6,754,454
E.  Capital shares issued and redeemed were:
	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	Shares (000)	Shares (000)
Issued	25,501	83,323
Issued in Lieu of Cash Distributions	49,658	50,691
Redeemed	(59,564)	(96,582)
Net Increase (Decrease) in Shares Outstanding	15,595	37,432
11

STAR Fund
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2022 Market Value ($000)
Vanguard Explorer Fund	1,077,280	145,686	—	—	(349,943)	1,979	143,708	873,023
Vanguard GNMA Fund	3,562,980	140,977	382,900	(19,381)	(256,432)	19,262	—	3,045,244
Vanguard International Growth Fund	2,668,969	556,776	—	—	(1,119,328)	20,361	283,484	2,106,417
Vanguard International Value Fund	2,724,170	112,596	34,446	(976)	(409,964)	67,687	44,909	2,391,380
Vanguard Long-Term Investment-Grade Fund	3,605,372	195,841	99,465	(10,178)	(789,172)	54,375	62,465	2,902,398
Vanguard Market Liquidity Fund	—	NA1	NA1	—	—	1	—	—
Vanguard PRIMECAP Fund	1,798,854	165,608	134,294	3,726	(352,017)	11,553	154,055	1,481,877
Vanguard Short-Term Investment-Grade Fund	3,555,083	133,780	406,869	(19,690)	(197,393)	26,257	12,927	3,064,911
Vanguard U.S. Growth Fund	3,569,979	612,746	42,872	34,102	(1,554,044)	59	397,514	2,619,911
Vanguard Windsor Fund	2,272,370	223,063	363,480	44,218	(283,470)	15,441	207,622	1,892,701
Vanguard Windsor II Fund	4,158,724	284,667	443,321	52,638	(646,250)	24,431	260,236	3,406,458
Total	28,993,781	2,571,740	1,907,647	84,459	(5,958,013)	241,406	1,566,920	23,784,320
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Management has determined that no events or transactions occurred subsequent to April 30, 2022, that would require recognition or disclosure in these financial statements.
12

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard STAR Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisors.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s acquired fund fees and expenses were below the average expense ratio charged by funds in its peer group. The fund does not incur advisory expenses
13

directly; however, the board noted that each of the underlying funds in which the fund invests has advisory expenses below the relevant peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as the assets of the underlying funds grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
14

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard STAR Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard STAR Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
15

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q562 062022

Semiannual Report  |  April 30, 2022
Vanguard Total International Stock Index Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended April 30, 2022
	Beginning Account Value 10/31/2021	Ending Account Value 4/30/2022	Expenses Paid During Period
Based on Actual Fund Return
Total International Stock Index Fund
Investor Shares	$1,000.00	$875.60	$0.79
ETF Shares	1,000.00	875.90	0.33
Admiral™ Shares	1,000.00	875.40	0.51
Institutional Shares	1,000.00	875.80	0.37
Institutional Plus Shares	1,000.00	875.80	0.33
Institutional Select Shares	1,000.00	875.90	0.23
Based on Hypothetical 5% Yearly Return
Total International Stock Index Fund
Investor Shares	$1,000.00	$1,023.95	$0.85
ETF Shares	1,000.00	1,024.45	0.35
Admiral Shares	1,000.00	1,024.25	0.55
Institutional Shares	1,000.00	1,024.40	0.40
Institutional Plus Shares	1,000.00	1,024.45	0.35
Institutional Select Shares	1,000.00	1,024.55	0.25
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are: 0.17% for Investor Shares, 0.07% for ETF Shares, 0.11% for Admiral Shares, 0.08% for Institutional Shares, 0.07% for Institutional Plus Shares, and 0.045% for Institutional Select Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Total International Stock Index Fund
Fund Allocation
As of April 30, 2022

Japan	14.7%
United Kingdom	10.1
China	8.0
Canada	7.9
France	6.1
Switzerland	5.8
Australia	5.5
Germany	4.9
Taiwan	4.7
India	4.3
South Korea	3.6
Netherlands	2.4
Sweden	2.3
Hong Kong	1.9
Brazil	1.8
Denmark	1.6
Italy	1.6
Spain	1.5
Saudi Arabia	1.3
South Africa	1.1
Other	8.9
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

Total International Stock Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.6%)
Argentina (0.0%)
*	Ternium Argentina SA	390	—
Australia (5.4%)
	Commonwealth Bank of Australia	22,120,821	1,607,819
	BHP Group Ltd. (XASX)	38,010,118	1,270,125
	CSL Ltd.	6,183,242	1,180,073
	National Australia Bank Ltd.	42,013,546	959,114
	BHP Group Ltd.	27,076,249	907,391
	Westpac Banking Corp.	45,380,863	759,675
	Australia & New Zealand Banking Group Ltd.	36,500,273	694,571
	Macquarie Group Ltd.	4,490,665	646,490
	Wesfarmers Ltd.	14,642,799	506,686
	Woolworths Group Ltd.	15,640,326	423,119
	Transurban Group	39,350,206	395,140
	Goodman Group	23,717,381	394,750
	Rio Tinto Ltd.	4,812,444	380,683
	Fortescue Metals Group Ltd.	20,579,646	311,022
	Woodside Petroleum Ltd.	12,492,844	271,795
	Amcor plc	19,953,650	236,570
	Santos Ltd.	39,782,108	222,305
	Coles Group Ltd.	16,415,715	215,845
	Aristocrat Leisure Ltd.	8,729,649	202,548
	South32 Ltd.	60,521,167	201,556
	Newcrest Mining Ltd.	10,685,348	200,664
	James Hardie Industries plc	5,761,891	166,105
	QBE Insurance Group Ltd.	19,095,095	164,739
		Shares	Market Value• ($000)
	Sonic Healthcare Ltd.	6,185,487	159,748
	ASX Ltd.	2,508,801	151,681
	Telstra Corp. Ltd.	53,164,717	150,916
	Scentre Group	67,471,466	140,578
	Brambles Ltd.	18,552,112	136,995
	Cochlear Ltd.	830,035	133,692
	Suncorp Group Ltd.	16,421,704	131,850
	Ramsay Health Care Ltd.	2,257,292	128,095
	APA Group	15,297,702	122,919
	Computershare Ltd.	6,958,595	122,681
	Dexus	13,952,453	109,088
	Origin Energy Ltd.	22,752,838	108,830
*	Xero Ltd.	1,619,705	106,807
	Tabcorp Holdings Ltd.	27,024,297	103,347
	Insurance Australia Group Ltd.	32,029,979	102,281
	Northern Star Resources Ltd.	14,749,411	101,384
	BlueScope Steel Ltd.	6,352,150	90,300
	Endeavour Group Ltd.	16,442,779	90,009
	Stockland	31,029,935	89,814
	SEEK Ltd.	4,554,556	89,248
	GPT Group	24,782,819	88,100
	Mirvac Group	51,152,412	86,452
	Medibank Pvt Ltd.	35,689,442	80,199
	Lendlease Corp. Ltd.	8,922,689	76,435
	Treasury Wine Estates Ltd.	9,434,010	74,639
	OZ Minerals Ltd.	4,230,934	73,440
*	Lynas Rare Earths Ltd.	11,687,406	73,340
	IGO Ltd.	8,060,355	73,288
	Mineral Resources Ltd.	1,801,595	73,205
	Ampol Ltd.	3,088,634	72,618

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Incitec Pivot Ltd.	25,169,770	67,883
[1]	Washington H Soul Pattinson & Co. Ltd.	3,453,168	67,289
*	Pilbara Minerals Ltd.	34,254,421	66,443
	Charter Hall Group	6,087,121	65,421
	Aurizon Holdings Ltd.	22,776,348	64,323
	Vicinity Centres	48,688,435	63,529
	WiseTech Global Ltd.	2,045,908	63,429
	Evolution Mining Ltd.	22,281,109	63,047
*	Allkem Ltd.	7,491,486	62,436
	Orica Ltd.	5,249,165	60,317
	Atlas Arteria Ltd.	12,401,388	60,247
	REA Group Ltd.	662,091	59,315
	ALS Ltd.	6,260,678	56,691
	Bendigo & Adelaide Bank Ltd.	7,262,728	54,150
	JB Hi-Fi Ltd.	1,455,866	53,920
	carsales.com Ltd.	3,510,193	51,821
	AGL Energy Ltd.	8,452,448	51,381
[1]	Bank of Queensland Ltd.	8,326,324	47,240
	Worley Ltd.	4,810,054	46,778
	Steadfast Group Ltd.	12,554,583	45,452
*	NEXTDC Ltd.	5,841,900	45,356
	Challenger Ltd.	8,678,285	43,908
	IDP Education Ltd.	2,328,650	43,200
	Iluka Resources Ltd.	5,458,789	42,758
	Reece Ltd.	3,499,642	42,519
	Metcash Ltd.	12,464,181	41,842
	Domino's Pizza Enterprises Ltd.	792,474	41,542
	Alumina Ltd.	32,770,245	41,258
*	Crown Resorts Ltd.	4,511,459	40,847
	Qube Holdings Ltd.	19,207,924	39,692
	Cleanaway Waste Management Ltd.	17,577,999	39,402
	Whitehaven Coal Ltd.	11,240,063	38,599
*	Qantas Airways Ltd.	9,501,614	36,817
	Nine Entertainment Co. Holdings Ltd.	18,890,472	35,406
	Downer EDI Ltd.	8,915,017	34,492
*	AMP Ltd.	41,947,638	33,891
		Shares	Market Value• ($000)
	Charter Hall Long Wale REIT	8,590,767	32,242
	Altium Ltd.	1,422,764	32,051
	Ansell Ltd.	1,665,804	31,906
	Orora Ltd.	11,280,784	31,613
	Shopping Centres Australasia Property Group	14,520,067	31,077
[1]	Breville Group Ltd.	1,845,190	30,579
	Sims Ltd.	2,109,465	30,501
	nib holdings Ltd.	5,978,103	29,767
*	Uniti Group Ltd.	8,585,384	29,647
	Champion Iron Ltd.	5,802,970	29,416
*,1	Flight Centre Travel Group Ltd.	1,842,105	28,768
	Reliance Worldwide Corp. Ltd.	10,441,052	28,652
	CSR Ltd.	6,535,266	27,988
	Harvey Norman Holdings Ltd.	7,750,533	27,608
	National Storage REIT	14,788,340	26,785
	Beach Energy Ltd.	22,798,051	25,992
	Seven Group Holdings Ltd.	1,846,240	25,759
	Technology One Ltd.	3,564,194	25,720
*	Corporate Travel Management Ltd.	1,410,423	25,448
*	Star Entertainment Grp Ltd.	11,270,107	24,892
	ARB Corp. Ltd.	875,164	24,257
	Healius Ltd.	7,473,081	23,515
	Eagers Automotive Ltd.	2,514,188	23,240
	Link Administration Holdings Ltd.	6,444,541	22,818
*,1	Liontown Resources Ltd.	22,626,547	22,680
*,1	AVZ Minerals Ltd.	33,112,515	22,245
	Perseus Mining Ltd.	15,848,266	22,053
[2]	Viva Energy Group Ltd.	11,079,006	21,737
	GrainCorp Ltd. Class A	2,995,435	21,646
	Sandfire Resources Ltd.	5,253,690	20,823
*,1	Lake Resources NL	15,372,178	20,644
	Bapcor Ltd.	4,354,617	20,642
[1]	Magellan Financial Group Ltd.	1,795,638	20,314
*,1	Core Lithium Ltd.	21,377,910	20,294

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,1	Webjet Ltd.	4,873,835	20,222
	Elders Ltd.	2,006,240	20,169
	Charter Hall Retail REIT	6,441,757	20,123
	Insignia Financial Ltd.	8,312,260	19,981
*	Chalice Mining Ltd.	4,090,351	19,637
	TPG Telecom Ltd.	4,759,861	19,512
	Centuria Industrial REIT	6,866,397	19,135
	Premier Investments Ltd.	1,077,235	19,089
	BWP Trust	6,488,329	18,859
	IRESS Ltd.	2,436,963	18,746
	Deterra Royalties Ltd.	5,510,930	18,669
	Nufarm Ltd.	4,129,856	18,579
	Waypoint REIT Ltd.	9,622,204	18,139
	Pendal Group Ltd.	4,918,879	18,108
[1]	Pro Medicus Ltd.	548,855	17,950
	Centuria Capital Group	8,996,895	17,475
	Perpetual Ltd.	747,421	17,183
	HomeCo Daily Needs REIT	17,038,447	17,121
	GUD Holdings Ltd.	1,813,430	16,289
[1]	InvoCare Ltd.	1,897,642	16,281
	Ingenia Communities Group	4,905,461	16,149
	Super Retail Group Ltd.	2,125,703	15,728
[2]	Coronado Global Resources Inc.	9,654,732	15,553
*,1	Paladin Energy Ltd.	28,243,911	15,543
[1]	Newcrest Mining Ltd.	786,724	14,869
	AUB Group Ltd.	913,304	14,787
	Nickel Mines Ltd.	16,098,332	14,755
*	De Grey Mining Ltd.	17,359,260	14,606
*	Silver Lake Resources Ltd.	11,007,779	14,380
	Arena REIT	4,245,951	14,369
	Abacus Property Group	6,176,034	14,174
*	EVENT Hospitality & Entertainment Ltd.	1,384,026	14,173
	Credit Corp. Group Ltd.	735,432	14,063
	Johns Lyng Group Ltd.	2,236,773	14,000
	Bega Cheese Ltd.	3,942,227	13,913
		Shares	Market Value• ($000)
	Costa Group Holdings Ltd.	5,768,549	13,491
	Boral Ltd.	5,289,161	13,195
	Regis Resources Ltd.	9,000,767	13,187
	Brickworks Ltd.	790,923	13,137
	Lifestyle Communities Ltd.	1,228,721	12,950
*	West African Resources Ltd.	13,162,201	12,557
	Adbri Ltd.	6,122,234	12,495
[1]	HUB24 Ltd.	744,187	12,429
*	ioneer Ltd.	26,261,951	12,199
	Gold Road Resources Ltd.	11,130,840	12,157
*,1	Jervois Global Ltd.	18,925,551	12,020
	Charter Hall Social Infrastructure REIT	4,238,025	11,997
	Cromwell Property Group	19,763,456	11,861
	Ramelius Resources Ltd.	10,896,461	11,572
	IPH Ltd.	2,167,927	11,493
	Genworth Mortgage Insurance Australia Ltd.	5,438,878	11,435
	Growthpoint Properties Australia Ltd.	3,715,186	11,427
*	Capricorn Metals Ltd.	3,900,316	11,347
*	Western Areas Ltd.	4,194,761	11,338
*	Firefinch Ltd.	14,282,202	11,001
*	Calix Ltd.	1,786,451	10,935
*,1	Imugene Ltd.	71,808,676	10,746
*	Mincor Resources NL	6,098,286	10,725
	Rural Funds Group	4,987,716	10,722
*,1	Megaport Ltd.	1,800,723	10,698
	United Malt Grp Ltd.	3,659,099	10,691
*,1	Novonix Ltd.	2,970,456	10,524
*,1	Syrah Resources Ltd.	7,591,316	10,340
	Collins Foods Ltd.	1,423,462	10,193
	Blackmores Ltd.	194,190	9,833
	Netwealth Group Ltd.	1,084,818	9,823
	St. Barbara Ltd.	10,057,842	9,402
*	Karoon Energy Ltd.	6,535,870	9,386
	Kelsian Group Ltd.	1,671,715	9,262
*,1	5E Advanced Materials Inc.	3,651,091	9,235

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Imdex Ltd.	5,071,597	8,897
	Platinum Asset Management Ltd.	6,761,450	8,848
	Centuria Office REIT	5,665,062	8,734
[1]	Monadelphous Group Ltd.	1,168,327	8,703
	Domain Holdings Australia Ltd.	3,556,129	8,660
*	PEXA Group Ltd.	684,167	8,580
	G8 Education Ltd.	11,109,824	8,562
*	Bellevue Gold Ltd.	12,609,377	8,487
*	Aussie Broadband Ltd.	2,166,529	8,425
	Hansen Technologies Ltd.	2,171,116	8,403
*,1	Nanosonics Ltd.	3,018,453	8,341
	Home Consortium Ltd.	1,753,690	8,268
[1]	Pinnacle Investment Management Group Ltd.	1,250,389	8,172
	Lovisa Holdings Ltd.	711,923	8,151
	Jumbo Interactive Ltd.	665,324	8,089
*	Eclipx Group Ltd.	4,017,099	7,866
	Tassal Group Ltd.	2,961,787	7,853
	Codan Ltd.	1,570,190	7,830
	Data#3 Ltd.	1,926,123	7,822
	Hotel Property Investments	2,681,278	7,672
	NRW Holdings Ltd.	5,542,463	7,556
*	Omni Bridgeway Ltd.	3,155,502	7,414
[1]	New Hope Corp. Ltd.	3,000,171	7,389
[1]	Irongate Group	5,391,707	7,307
*,1	Vulcan Energy Resources Ltd.	1,255,488	7,262
	SmartGroup Corp. Ltd.	1,141,370	7,148
	oOh!media Ltd.	6,436,532	7,046
*,1	Neometals Ltd.	6,235,678	6,767
*	Telix Pharmaceuticals Ltd.	2,088,392	6,672
*,1	29Metals Ltd.	3,480,310	6,586
	Select Harvests Ltd.	1,387,596	6,412
	Appen Ltd.	1,402,057	6,405
	Dexus Industria REIT	2,641,475	6,319
	Integral Diagnostics Ltd.	2,233,972	6,195
		Shares	Market Value• ($000)
	Austal Ltd.	4,292,925	6,110
*,1	PointsBet Holdings Ltd.	2,945,814	6,003
	Clinuvel Pharmaceuticals Ltd.	516,095	5,936
[1]	Dicker Data Ltd.	640,188	5,920
*,1	Australian Strategic Materials Ltd.	1,333,510	5,903
*	Seven West Media Ltd.	11,987,411	5,857
	Australian Ethical Investment Ltd.	1,437,942	5,843
	McMillan Shakespeare Ltd.	695,582	5,801
	GDI Property Group Partnership	7,272,983	5,784
	GWA Group Ltd.	3,548,785	5,669
	Inghams Group Ltd.	2,603,194	5,636
*,1	Mesoblast Ltd.	7,489,090	5,628
*,1	Temple & Webster Group Ltd.	1,376,140	5,617
	Australian Clinical Labs Ltd.	1,553,037	5,603
*,2	Life360 Inc.	2,016,348	5,533
*	Australian Agricultural Co. Ltd.	4,519,199	5,482
	Oceania Healthcare Ltd.	7,728,743	5,129
*	Aurelia Metals Ltd.	15,952,422	5,043
*,1	PolyNovo Ltd.	7,677,938	5,027
*,1	Zip Co. Ltd.	6,631,181	4,878
	Westgold Resources Ltd.	4,170,348	4,815
*,1	EML Payments Ltd.	4,397,425	4,761
	MyState Ltd.	1,350,282	4,729
*	OFX Group Ltd.	2,613,388	4,691
	Sigma Healthcare Ltd.	13,072,071	4,610
[1]	Mount Gibson Iron Ltd.	9,325,729	4,576
	Estia Health Ltd.	2,775,323	4,534
*,1	Nearmap Ltd.	5,328,177	4,511
	Perenti Global Ltd.	9,028,397	4,486
	Nick Scali Ltd.	622,265	4,439
	Infomedia Ltd.	4,973,620	4,419
	Accent Group Ltd.	4,354,031	4,384
[3]	Virtus Health Ltd.	755,196	4,368
*	Incannex Healthcare Ltd.	15,310,492	4,320
	Bravura Solutions Ltd.	3,147,480	4,174

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Emeco Holdings Ltd.	6,900,675	4,055
*,1	Tyro Payments Ltd.	4,659,463	3,983
*,1	Mayne Pharma Group Ltd.	19,671,543	3,931
*,1	City Chic Collective Ltd.	1,840,023	3,830
	Pact Group Holdings Ltd.	2,350,633	3,796
*,1	Alkane Resources Ltd.	5,201,385	3,723
*	Cooper Energy Ltd.	18,124,774	3,701
*,1	Resolute Mining Ltd.	14,802,173	3,654
*	Service Stream Ltd.	5,817,701	3,590
*,1	Betmakers Technology Group Ltd.	8,876,644	3,545
*	Superloop Ltd.	5,149,544	3,436
	Southern Cross Media Group Ltd.	2,840,094	3,433
	Money3 Corp. Ltd.	1,780,497	3,272
	Baby Bunting Group Ltd.	990,474	3,235
*,1	Carnarvon Energy Ltd.	19,494,846	3,219
[1]	Humm Group Ltd.	5,286,874	3,061
	Myer Holdings Ltd.	8,960,458	3,058
*,1	Audinate Group Ltd.	692,355	2,962
*,1	Opthea Ltd.	3,978,449	2,850
	Australian Finance Group Ltd.	1,981,821	2,819
*,1	Andromeda Metals Ltd.	38,614,346	2,697
*	Starpharma Holdings Ltd. Class A	4,492,557	2,692
	SG Fleet Group Ltd.	1,501,305	2,597
*,1	Dubber Corp. Ltd.	3,548,759	2,559
*	Fineos Corp. Ltd.	1,613,490	2,558
*,1	Praemium Ltd.	5,540,830	2,513
*,1	Kogan.com Ltd.	891,112	2,422
[1]	Regis Healthcare Ltd.	1,637,087	2,420
*,1	Electro Optic Systems Holdings Ltd.	1,552,501	2,385
[1]	Cedar Woods Properties Ltd.	718,939	2,353
	Jupiter Mines Ltd.	13,500,043	2,330
	Macmahon Holdings Ltd.	18,834,785	2,238
		Shares	Market Value• ($000)
[1]	BWX Ltd.	1,677,947	2,207
*	Nuix Ltd.	2,469,495	2,142
*,1	Paradigm Biopharmaceuticals Ltd.	2,321,914	2,005
*,1	Bubs Australia Ltd.	6,532,654	2,004
	MACA Ltd.	3,495,010	1,986
*,1	Redbubble Ltd.	2,502,022	1,965
*	Dacian Gold Ltd.	10,202,041	1,655
*	PPK Group Ltd.	583,267	1,591
	Navigator Global Investments Ltd.	1,314,925	1,503
*,1	AMA Group Ltd.	7,660,914	1,494
*,1	New Century Resources Ltd.	870,805	1,390
	Irongate Group (XASX)	682,008	922
*,1	Marley Spoon AG	2,644,943	861
*,1	Minerals 260 Ltd.	1,281,299	425
*	Falcon Metals Ltd.	1,326,091	313
	Newcrest Mining Ltd. ADR	1,365	26
*	Incannex Healthcare Ltd. Warrants	383,745	15
	Sims Ltd. ADR	57	1
			19,709,338
Austria (0.2%)
	Erste Group Bank AG	4,011,245	124,893
	OMV AG	1,835,536	93,828
*	Verbund AG	853,076	91,185
*,2	BAWAG Group AG	1,139,343	54,100
	Wienerberger AG	1,465,982	41,382
	voestalpine AG	1,518,112	39,506
	ANDRITZ AG	905,140	38,479
*	IMMOFINANZ AG	869,406	21,033
	Raiffeisen Bank International AG	1,733,506	19,733
	Mayr Melnhof Karton AG	102,116	17,969
	AT&S Austria Technologie & Systemtechnik AG	329,928	16,894
	S IMMO AG	686,331	16,474
	Lenzing AG	176,161	15,993
	CA Immobilien Anlagen AG	565,384	15,968
*,1	Oesterreichische Post AG	447,580	14,418
	UNIQA Insurance Group AG	1,614,713	12,311
	Vienna Insurance Group AG Wiener Versicherung Gruppe	489,328	12,138

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Telekom Austria AG Class A	1,566,229	11,167
	EVN AG	385,777	9,820
*	Schoeller-Bleckmann Oilfield Equipment AG	149,997	8,583
*,1	DO & CO AG	75,721	6,664
	Strabag SE	166,413	6,504
*	Flughafen Wien AG	101,520	2,859
	Palfinger AG	109,698	2,780
*	Porr AG	173,891	2,202
	Agrana Beteiligungs AG	100,025	1,774
			698,657
Belgium (0.7%)
	Anheuser-Busch InBev SA/NV	11,199,256	644,400
	KBC Group NV	3,565,941	242,598
*	Argenx SE	660,275	190,231
	UCB SA	1,561,463	177,496
	Groupe Bruxelles Lambert SA	1,310,685	123,677
	Ageas SA/NV	2,306,126	110,352
	Umicore SA	2,654,321	102,041
	Solvay SA	895,894	84,247
	Elia Group SA/NV	452,176	71,977
	Warehouses De Pauw CVA	1,832,057	70,480
	Sofina SA	198,483	60,827
	Aedifica SA	470,624	55,784
	Cofinimmo SA	410,521	55,127
	Ackermans & van Haaren NV	291,898	52,038
	D'ieteren Group	294,048	47,198
[1]	Proximus SADP	1,816,065	31,742
	Euronav NV	2,466,819	28,523
	VGP NV	103,660	26,962
	Etablissements Franz Colruyt NV	651,348	23,918
	Melexis NV	262,240	22,509
	Barco NV	892,336	20,095
	KBC Ancora	466,510	18,874
	Montea NV	157,505	18,805
	Shurgard Self Storage SA	313,316	18,131
	Telenet Group Holding NV	600,573	17,899
	Bekaert SA	458,610	17,000
	Fagron	777,457	14,583
	Befimmo SA	279,211	13,937
	Gimv NV	214,133	12,288
	Cie d'Entreprises CFE	89,156	11,648
		Shares	Market Value• ($000)
*	Tessenderlo Group SA	323,251	11,317
	Xior Student Housing NV	193,076	10,313
*	Kinepolis Group NV	166,211	9,197
*	AGFA-Gevaert NV	2,145,771	8,590
*,1	bpost SA	1,315,139	7,968
	Retail Estates NV	101,732	7,749
*,1	Ontex Group NV	1,035,364	7,173
	Econocom Group SA/NV	1,549,590	5,921
	Orange Belgium SA	249,958	4,845
	Van de Velde NV	61,621	2,533
*,1	Mithra Pharmaceuticals SA	219,562	2,140
	Wereldhave Belgium Comm VA	16,921	975
			2,464,108
Brazil (1.8%)
	Vale SA	53,084,667	894,310
	UBS Group AG (Registered)	41,138,702	698,397
	Petroleo Brasileiro SA Preference Shares	72,152,700	441,911
	Petroleo Brasileiro SA	48,142,963	325,630
*	Itau Unibanco Holding SA Preference Shares	63,002,489	304,184
	Banco Bradesco SA Preference Shares	66,210,470	240,792
	B3 SA - Brasil Bolsa Balcao	79,266,331	213,239
	Ambev SA	55,446,178	162,841
	JBS SA	18,721,553	143,329
	WEG SA	19,232,934	117,095
	Itausa SA Preference Shares	61,899,624	115,312
	Suzano SA	9,422,804	94,553
[2]	Hapvida Participacoes e Investimentos SA	52,004,153	92,249
	Localiza Rent a Car SA	7,721,477	82,682
	Banco do Brasil SA	11,132,598	74,804
	Gerdau SA Preference Shares	12,791,814	72,369
*	Banco BTG Pactual SA	14,927,540	69,717

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Cosan SA	15,522,761	65,935
	Banco Bradesco SA	21,345,242	64,373
	Vibra Energia SA	14,673,592	62,684
	Centrais Eletricas Brasileiras SA	7,595,998	62,194
	Equatorial Energia SA	11,754,965	60,963
*	Lojas Renner SA	12,587,484	60,468
*	Raia Drogasil SA	13,914,590	58,907
	Rumo SA	16,282,533	53,913
	Telefonica Brasil SA	4,989,626	53,681
	Natura & Co. Holding SA	12,562,550	47,237
*	Petro Rio SA	8,596,380	46,425
[2]	Rede D'Or Sao Luiz SA	6,188,356	45,975
	BB Seguridade Participacoes SA	8,772,260	45,122
	Klabin SA	10,366,823	43,489
*	Americanas SA	8,619,782	41,844
*	Hypera SA	5,116,028	38,722
*	Magazine Luiza SA	39,225,536	38,718
*	TOTVS SA	5,716,555	36,966
	Cia Energetica de Minas Gerais Preference Shares	12,375,443	36,721
	CCR SA	14,580,827	36,600
*	Eneva SA	12,920,028	35,854
*	Cia de Saneamento Basico do Estado de Sao Paulo	3,600,261	32,427
	Banco Santander Brasil SA	4,895,607	31,440
	Energisa SA	3,243,798	31,257
	Ultrapar Participacoes SA	11,491,535	30,379
*	BRF SA	10,589,618	29,087
*	Sul America SA	5,291,762	28,429
	Cia Siderurgica Nacional SA	6,493,133	27,672
	Transmissora Alianca de Energia Eletrica SA	2,862,975	25,468
*	TIM SA	9,237,712	25,187
	Centrais Eletricas Brasileiras SA Preference Shares	3,032,228	24,625
	Sendas Distribuidora SA	7,861,125	24,296
		Shares	Market Value• ($000)
	Cia Paranaense de Energia Preference Shares	15,176,410	22,839
	Metalurgica Gerdau SA Preference Shares	9,389,118	21,574
*	Cia de Locacao das Americas	4,500,817	21,448
*	Raizen SA Preference Shares	15,292,854	21,343
	Bradespar SA Preference Shares	3,590,113	21,269
*	Embraer SA	7,362,839	21,162
*	BR Malls Participacoes SA	10,850,692	20,828
	Engie Brasil Energia SA	2,423,533	20,539
*	3R Petroleum Oleo E Gas SA	2,179,249	20,378
	Sao Martinho SA	2,169,017	20,361
*	Multiplan Empreendimentos Imobiliarios SA	3,647,838	18,188
	CPFL Energia SA	2,486,600	18,182
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	7,531,495	17,229
	Marfrig Global Foods SA	4,464,584	16,932
[2]	GPS Participacoes e Empreendimentos SA	5,571,300	16,881
	Braskem SA Preference Shares Class A	2,009,383	16,347
*	Azul SA Preference Shares	3,507,355	15,586
*,2	Banco Inter SA Preference Shares	14,659,328	15,508
	EDP - Energias do Brasil SA	3,524,129	15,097
	Arezzo Industria e Comercio SA	824,427	14,920
*	Grupo De Moda Soma SA	5,717,557	13,970
*	SLC Agricola SA	1,279,425	13,692
	Cia de Saneamento do Parana	3,316,539	13,262

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Santos Brasil Participacoes SA	9,135,547	13,101
	Pet Center Comercio e Participacoes SA	4,203,922	12,950
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	2,539,242	12,922
	Itau Unibanco Holding SA ADR	2,679,332	12,834
	YDUQS Participacoes SA	3,916,720	12,771
	Kinea Indice de Precos FII	603,816	12,503
	CSHG Logistica FI Imobiliario	372,228	12,349
	Unipar Carbocloro SA Preference Shares Class B	629,373	12,222
	Neoenergia SA	3,171,100	12,046
*	Via SA	19,986,051	12,006
*	Cogna Educacao	23,443,085	11,617
*	Auren Energia SA	3,633,084	10,773
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,679,854	10,532
	Dexco SA	4,038,626	10,513
	Porto Seguro SA	2,462,458	10,136
*	Cielo SA	14,522,957	9,988
	Caixa Seguridade Participacoes SA	6,119,000	9,703
	Minerva SA	3,466,543	9,206
	Fleury SA	3,152,976	9,196
*,1	BRF SA ADR	3,234,045	9,055
	Alpargatas SA Preference Shares	2,202,050	8,730
	Light SA	4,793,421	8,658
	Alupar Investimento SA	1,627,451	8,651
	Grendene SA	4,486,376	8,575
	Kinea Rendimentos Imobiliarios FII	412,007	8,499
*	M Dias Branco SA	1,712,392	8,198
	Banco Pan SA Preference Shares	4,316,900	8,173
[1]	Cia Energetica de Minas Gerais ADR	2,691,920	8,157
	Odontoprev SA	3,950,508	8,110
	MRV Engenharia e Participacoes SA	3,875,440	8,090
		Shares	Market Value• ($000)
[1]	Cia Siderurgica Nacional SA ADR	1,901,661	8,006
	Omega Energia SA	3,678,250	7,946
*,2	Locaweb Servicos de Internet SA	5,426,305	7,870
[1]	Telefonica Brasil SA ADR	713,866	7,567
*	SIMPAR SA	3,167,300	7,476
	CSN Mineracao SA	7,093,400	7,461
	Cia de Saneamento de Minas Gerais-COPASA	2,698,903	7,457
	Kinea Renda Imobiliaria FII	267,784	7,415
*	Cia Brasileira de Aluminio	2,082,589	7,220
*	Aliansce Sonae Shopping Centers SA	1,673,800	7,144
*	Itau Unibanco Holding SA	1,755,705	7,131
*	Cia de Saneamento Basico do Estado de Sao Paulo ADR	790,949	7,111
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	2,570,016	7,101
	AES Brasil Energia SA	3,128,847	6,993
*	Sendas Distribuidora SA ADR	445,336	6,938
*	CVC Brasil Operadora e Agencia de Viagens SA	2,556,501	6,857
	Vivara Participacoes SA	1,296,900	6,673
	Qualicorp Consultoria e Corretora de Seguros SA	2,423,045	6,504
	Cia Brasileira de Distribuicao	1,579,885	6,497
	Cia Paranaense de Energia ADR	863,702	6,270
*	Grupo SBF SA	1,241,641	6,060
*	Embraer SA ADR	530,972	6,037
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	1,038,560	5,924

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Gerdau SA ADR	1,044,165	5,920
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	2,759,374	5,883
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	828,216	5,694
	JHSF Participacoes SA	4,259,500	5,652
	Cia Energetica de Minas Gerais	1,425,852	5,523
*	Smartfit Escola de Ginastica e Danca SA	1,483,300	5,385
*	Grupo Mateus SA	5,566,780	5,326
[1]	Centrais Eletricas Brasileiras SA ADR	613,733	5,088
	Randon SA Implementos e Participacoes Preference Shares	2,333,111	5,035
	Cia Ferro Ligas da Bahia - FERBASA Preference Shares	522,300	4,824
	Petroreconcavo SA	940,150	4,809
	Iochpe Maxion SA	1,743,071	4,700
*	Infracommerce CXAAS SA	3,184,500	4,638
*	Anima Holding SA	4,099,155	4,602
	Ambipar Participacoes e Empreendimentos SA	616,729	4,384
	Ez Tec Empreendimentos e Participacoes SA	1,372,902	4,349
	BR Properties SA	2,387,987	4,313
*	Marcopolo SA Preference Shares	7,754,928	4,188
*,1	Gol Linhas Aereas Inteligentes SA ADR	670,617	4,071
*	Gol Linhas Aereas Inteligentes SA Preference Shares	1,307,755	4,023
	Enauta Participacoes SA	962,369	4,018
*	EcoRodovias Infraestrutura e Logistica SA	2,869,871	4,011
		Shares	Market Value• ($000)
*	Tupy SA	968,960	4,010
	Taurus Armas SA Preference Shares	812,400	3,908
*	BK Brasil Operacao e Assessoria a Restaurantes SA	3,015,885	3,843
*	TIM SA ADR	265,459	3,621
*	Lojas Quero Quero SA	2,073,000	3,606
*	Hidrovias do Brasil SA	5,573,000	3,596
[1]	Centrais Eletricas Brasileiras SA ADR (XNYS)	422,051	3,571
	Braskem SA ADR	209,943	3,435
*	Boa Vista Servicos SA	1,960,500	3,184
*	Empreendimentos Pague Menos SA	1,877,750	3,084
	LOG Commercial Properties e Participacoes SA	590,356	2,857
	Ambev SA ADR	981,502	2,856
*	Camil Alimentos SA	1,594,226	2,767
	Vale SA Class B ADR	163,086	2,755
	Blau Farmaceutica SA	513,900	2,588
	Armac Locacao Logistica E Servicos SA	861,600	2,583
*	CM Hospitalar SA	844,100	2,510
	Mahle-Metal Leve SA	477,564	2,391
*	Oncoclinicas do Brasil Servicos Medicos SA	1,627,900	2,387
*	Hospital Mater Dei SA	978,800	2,376
*	Multilaser Industrial SA	2,218,400	2,329
	Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	2,353,000	2,323
*	Guararapes Confeccoes SA	1,231,424	2,297
	Direcional Engenharia SA	985,936	2,293
[2]	Meliuz SA	5,998,853	2,281
*	Iguatemi SA	520,823	2,211
*	Sequoia Logistica e Transportes SA	972,340	2,106
[1]	Cia Brasileira de Distribuicao ADR	487,432	2,037

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Banco Inter SA	631,682	1,938
*	Instituto Hermes Pardini SA	539,742	1,917
	Even Construtora e Incorporadora SA	1,596,674	1,728
	FII Iridium	76,689	1,655
[2]	Ser Educacional SA	862,162	1,632
	Cia Paranaense de Energia	1,228,640	1,620
	Fras-Le SA	691,000	1,546
*	C&A Modas Ltda	1,603,500	1,421
	MPM Corporeos SA	1,674,700	1,416
	Wiz Solucoes e Corretagem de Seguros SA	930,516	1,410
	Construtora Tenda SA	1,071,083	1,261
*	Iguatemi SA	2,091,940	1,121
*	Getnet Adquirencia e Servicos para Meios de Pagamento SA	1,218,276	821
	Usinas Siderurgicas de Minas Gerais SA Usiminas	346,700	738
	Petroleo Brasileiro SA ADR	50,030	614
*	Banco Inter SA Ordinary Shares	278,678	287
*	Cshg Logistica-Fundo de Investimento Imobiliario-Fii Rights Exp. 5/2/22	67,175	48
*	Getnet Adquirencia e Servicos para Meios de Pagamento SA ADR	2,450	3
*	Gol Linhas Aereas Inteligentes SA Rights Exp. 5/13/22	223,327	1
			6,587,347
Canada (7.8%)
[1]	Royal Bank of Canada	18,445,433	1,862,994
	Toronto-Dominion Bank	23,556,059	1,701,449
	Enbridge Inc.	26,169,212	1,141,981
		Shares	Market Value• ($000)
[1]	Bank of Nova Scotia	15,705,002	994,514
[1]	Canadian Natural Resources Ltd.	15,034,705	930,533
[1]	Bank of Montreal	8,610,674	912,980
	Canadian National Railway Co.	7,670,718	902,107
	Canadian Pacific Railway Ltd.	12,019,392	879,198
	Brookfield Asset Management Inc. Class A	17,258,923	860,897
	Nutrien Ltd.	7,384,636	725,674
	TC Energy Corp.	12,655,317	669,388
	Suncor Energy Inc.	18,593,895	668,405
	Canadian Imperial Bank of Commerce	5,674,508	627,325
*	Shopify Inc. Class A (XTSE)	1,440,703	616,284
	Manulife Financial Corp.	25,164,295	492,062
	Waste Connections Inc.	3,383,262	466,754
	Alimentation Couche-Tard Inc.	10,243,337	456,013
[1]	Constellation Software Inc.	246,681	388,243
	Sun Life Financial Inc.	7,581,932	377,193
	Franco-Nevada Corp.	2,458,220	371,761
	Agnico Eagle Mines Ltd.	5,857,016	340,939
[1]	National Bank of Canada	4,354,204	304,098
	Cenovus Energy Inc.	16,303,214	301,406
[1]	Fortis Inc.	6,051,504	294,461
	Barrick Gold Corp. (XTSE)	12,907,083	287,851
[1]	Pembina Pipeline Corp.	7,104,054	268,811
	Wheaton Precious Metals Corp.	5,823,429	261,015
	Intact Financial Corp.	1,845,901	258,238
	Rogers Communications Inc. Class B	4,518,402	246,135
[1]	Teck Resources Ltd. Class B	5,978,228	235,844
*	CGI Inc.	2,812,236	224,252
	Restaurant Brands International Inc.	3,923,367	224,136
	Magna International Inc.	3,631,010	218,824

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Thomson Reuters Corp.	2,135,709	213,529
	Power Corp. of Canada	7,010,746	206,287
	First Quantum Minerals Ltd.	7,186,521	206,032
	BCE Inc.	3,868,572	205,677
	Barrick Gold Corp. (XLON)	9,008,462	202,634
	Dollarama Inc.	3,639,805	202,355
	Loblaw Cos. Ltd.	2,039,664	186,573
	Tourmaline Oil Corp.	3,615,271	186,188
	WSP Global Inc.	1,512,011	176,336
	Metro Inc. Class A	3,116,460	171,294
[1]	Shaw Communications Inc. Class B	5,522,563	164,475
[1]	Emera Inc.	3,319,265	160,272
	Fairfax Financial Holdings Ltd.	278,974	153,286
	TELUS Corp.	5,810,213	145,363
	Open Text Corp.	3,471,503	139,033
	Imperial Oil Ltd.	2,740,135	137,961
	Cameco Corp.	5,132,411	132,520
[1]	Algonquin Power & Utilities Corp.	8,694,177	125,880
	ARC Resources Ltd.	8,265,347	114,588
	George Weston Ltd.	914,602	113,783
	West Fraser Timber Co. Ltd.	1,274,387	112,008
[2]	Hydro One Ltd.	4,061,287	109,795
[1]	Canadian Tire Corp. Ltd. Class A	732,621	100,913
	Great-West Lifeco Inc.	3,498,704	96,520
	Toromont Industries Ltd.	1,046,840	92,155
	TFI International Inc.	1,141,188	91,800
*	CAE Inc.	3,817,018	90,772
[1]	Northland Power Inc.	2,924,812	88,269
[1]	Canadian Apartment Properties REIT	2,249,636	88,119
	Gildan Activewear Inc.	2,472,240	83,771
	CCL Industries Inc. Class B	1,900,675	82,868
[1]	AltaGas Ltd.	3,582,719	81,937
	Kinross Gold Corp.	16,211,238	81,899
[1]	Ritchie Bros Auctioneers Inc.	1,425,227	78,503
		Shares	Market Value• ($000)
*	Bausch Health Cos. Inc.	4,053,535	77,022
[1]	RioCan REIT	4,087,036	76,355
	Lundin Mining Corp.	8,293,951	75,731
	TMX Group Ltd.	719,564	73,259
	iA Financial Corp. Inc.	1,395,477	72,965
[1]	Keyera Corp.	2,851,567	70,743
	Empire Co. Ltd. Class A	2,109,358	69,669
	Yamana Gold Inc.	12,453,542	68,731
*	Descartes Systems Group Inc.	1,088,124	67,584
	Saputo Inc.	3,123,514	66,767
	Stantec Inc.	1,448,027	66,470
	Pan American Silver Corp.	2,668,624	66,163
	FirstService Corp.	487,044	60,728
	SSR Mining Inc.	2,720,526	59,847
[1]	Brookfield Renewable Corp.	1,651,514	59,304
*	MEG Energy Corp.	3,945,142	59,270
[1]	Granite REIT	795,191	58,891
	Finning International Inc.	2,079,455	58,500
*	Ivanhoe Mines Ltd. Class A	7,259,986	58,209
[1]	Onex Corp.	963,752	57,908
[1]	Parkland Corp.	2,006,498	56,994
	B2Gold Corp.	13,383,827	56,780
[1]	Brookfield Infrastructure Corp. Class A (XTSE)	773,619	54,891
	Allied Properties REIT	1,650,357	53,610
[1]	SNC-Lavalin Group Inc.	2,272,818	50,546
	Capital Power Corp.	1,532,524	50,366
[1]	Quebecor Inc. Class B	2,105,299	49,541
*,2	Nuvei Corp.	856,356	47,889
	Crescent Point Energy Corp.	6,888,228	47,721
[1]	Canadian Utilities Ltd. Class A	1,574,817	47,343
	Element Fleet Management Corp.	5,301,435	47,334
	GFL Environmental Inc. (XTSE)	1,567,918	47,233
	Colliers International Group Inc.	410,683	45,347

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Tricon Residential Inc.	3,126,768	45,247
[1]	SmartCentres REIT	1,743,716	42,471
[1]	Choice Properties REIT	3,462,245	40,911
	Enerplus Corp.	3,315,387	40,621
*	Aritzia Inc.	1,130,492	40,260
	Vermilion Energy Inc.	2,062,844	40,192
	Alamos Gold Inc. Class A	5,107,198	39,676
*,1	Air Canada	2,258,846	39,563
	Premium Brands Holdings Corp. Class A	482,656	39,405
	Methanex Corp.	775,318	38,861
*	Kinaxis Inc.	347,986	38,508
[1]	BRP Inc.	473,725	38,377
*,1	BlackBerry Ltd.	6,612,604	37,833
[1]	PrairieSky Royalty Ltd.	2,753,580	37,789
[1]	First Capital Realty Inc.	2,817,275	37,545
[1]	H&R REIT	3,683,802	36,647
	Gibson Energy Inc.	1,901,511	36,205
*,1	Lightspeed Commerce Inc. (XTSE)	1,614,734	36,087
	Atco Ltd.	983,849	35,053
*	Turquoise Hill Resources Ltd.	1,276,955	34,840
[1]	Dream Industrial REIT	2,917,793	33,978
	Boyd Group Services Inc.	274,475	33,972
[1]	IGM Financial Inc.	1,065,438	33,763
	TransAlta Corp.	3,089,704	33,142
[1]	Summit Industrial Income REIT	2,089,369	33,081
[1]	Whitecap Resources Inc.	3,943,110	32,321
	Boralex Inc. Class A	1,052,040	31,537
	CI Financial Corp.	2,366,322	30,853
*,1	Lithium Americas Corp.	1,203,311	30,330
	Parex Resources Inc.	1,549,039	30,193
[1]	First Majestic Silver Corp.	2,860,972	29,553
	Primo Water Corp.	2,016,324	29,492
[1]	Canadian Western Bank	1,162,611	29,331
[1]	Chartwell Retirement Residences	3,031,124	28,786
		Shares	Market Value• ($000)
	Stelco Holdings Inc.	767,739	28,023
*	ATS Automation Tooling Systems Inc.	957,595	27,946
*,1	Ballard Power Systems Inc.	3,310,663	27,498
	Osisko Gold Royalties Ltd. (XTSE)	2,163,034	26,620
*	Bombardier Inc. Class B	27,139,787	26,619
	Centerra Gold Inc.	2,834,876	26,238
[1]	Cargojet Inc.	216,798	25,329
[1]	Paramount Resources Ltd. Class A	980,040	23,695
	Stella-Jones Inc.	851,880	23,541
*,1	Equinox Gold Corp.	3,263,217	23,268
[1]	Innergex Renewable Energy Inc.	1,727,812	23,133
	Linamar Corp.	583,862	23,125
[1]	Boardwalk REIT	519,551	22,798
*	Eldorado Gold Corp.	2,341,533	22,747
*	OceanaGold Corp.	9,081,178	22,621
	Barrick Gold Corp.	998,659	22,280
[1]	Russel Metals Inc.	821,232	21,888
[1]	Maple Leaf Foods Inc.	976,935	21,514
[1]	TransAlta Renewables Inc.	1,426,557	19,788
*	Novagold Resources Inc.	3,050,745	19,022
*,1	Canopy Growth Corp.	3,254,013	18,770
	Hudbay Minerals Inc.	2,844,161	18,221
	Laurentian Bank of Canada	577,305	17,558
[1]	North West Co. Inc.	628,082	17,518
*	IAMGOLD Corp.	6,153,991	17,389
[1]	Superior Plus Corp.	1,922,592	16,956
	Home Capital Group Inc. Class B	671,268	16,742
*	Canfor Corp.	830,180	15,820
	Enghouse Systems Ltd.	561,666	15,797
*	Celestica Inc.	1,344,714	15,115
*,1	Canada Goose Holdings Inc.	651,291	14,195
[1]	Artis REIT	1,388,147	14,166

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Shopify Inc. Class A	32,146	13,721
[1]	Westshore Terminals Investment Corp.	511,636	13,712
	Winpak Ltd.	414,394	13,706
	ECN Capital Corp.	2,963,156	13,424
[1]	Primaris REIT	1,247,771	13,423
*	Torex Gold Resources Inc.	1,128,067	12,627
	Cascades Inc.	1,255,114	12,340
	Transcontinental Inc. Class A	969,370	12,134
[1]	Mullen Group Ltd.	1,191,918	11,403
[1]	Dream Office REIT	559,932	11,332
[1]	Cogeco Communications Inc.	134,171	11,019
[1]	Aecon Group Inc.	782,241	9,115
[1]	Dye & Durham Ltd.	512,652	8,464
[1]	NFI Group Inc.	921,717	8,459
*,1	Aurora Cannabis Inc.	2,682,478	8,144
*,1	Cronos Group Inc.	2,493,206	7,511
[1]	First National Financial Corp.	243,738	6,891
[1]	Martinrea International Inc.	1,065,839	6,364
	GFL Environmental Inc.	169,514	5,107
	Brookfield Infrastructure Corp. Class A	52,736	3,740
	Osisko Gold Royalties Ltd.	242,000	2,977
*	Lightspeed Commerce Inc.	47,890	1,070
*	Poseidon Concepts Corp.	320,721	—
			28,213,917
Chile (0.2%)
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,741,017	129,235
	Banco de Chile	567,650,467	56,681
	Empresas Copec SA	6,334,059	46,572
	Falabella SA	10,321,102	28,987
	Cencosud SA	17,454,308	27,939
	Enel Americas SA	253,577,719	26,554
	Cia Sud Americana de Vapores SA	229,089,087	25,897
	Banco Santander Chile	515,769,697	24,816
		Shares	Market Value• ($000)
	Empresas CMPC SA	15,664,946	23,348
	Banco de Credito e Inversiones SA	654,418	20,252
	Sociedad Quimica y Minera de Chile SA Class A	216,255	15,150
	Banco Santander Chile ADR	758,417	14,744
	CAP SA	982,770	12,190
	Cia Cervecerias Unidas SA	1,780,399	11,900
	Quinenco SA	3,483,727	9,565
	Itau CorpBanca Chile SA	4,382,803,590	8,943
	Embotelladora Andina SA Preference Shares Class B	4,831,065	8,781
	Enel Chile SA	327,583,698	8,639
	Parque Arauco SA	8,340,064	7,004
	Colbun SA	97,890,500	6,994
	Cencosud Shopping SA	6,264,838	6,391
	Empresa Nacional de Telecomunicaciones SA	1,685,399	6,156
	Aguas Andinas SA Class A	33,602,903	5,911
	Vina Concha y Toro SA	3,399,953	4,984
	SMU SA	32,379,210	3,017
	Plaza SA	2,755,300	2,557
	Engie Energia Chile SA	5,452,998	2,480
	Inversiones Aguas Metropolitanas SA	4,889,284	1,921
	SONDA SA	5,526,181	1,903
[1]	Sociedad Quimica y Minera de Chile SA ADR	22,346	1,649
	Inversiones La Construccion SA	300,994	1,221
*	Salfacorp SA	3,438,667	1,049
	Ripley Corp. SA	4,666,733	717
[1]	Enel Chile SA ADR	220,539	296
			554,443
China (7.9%)
	Tencent Holdings Ltd.	77,590,249	3,656,432
*	Alibaba Group Holding Ltd.	184,175,830	2,246,520
*,2	Meituan Class B	50,346,272	1,078,740
	China Construction Bank Corp. Class H	1,200,982,725	855,579

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	JD.com Inc. Class A	20,014,604	624,026
	Industrial & Commercial Bank of China Ltd. Class H	1,027,454,740	619,357
	Ping An Insurance Group Co. of China Ltd. Class H	78,790,637	498,013
*	Baidu Inc. Class A	28,674,138	457,172
	Bank of China Ltd. Class H	968,224,254	379,914
	NetEase Inc.	19,503,108	373,587
	BYD Co. Ltd. Class H	10,821,080	314,912
*,2	Wuxi Biologics Cayman Inc.	42,433,661	313,195
	China Merchants Bank Co. Ltd. Class H	51,605,391	311,039
	Kweichow Moutai Co. Ltd. Class A	1,089,791	301,739
*	NIO Inc. ADR	16,828,438	281,035
*,2	Xiaomi Corp. Class B	171,438,648	260,988
	Li Ning Co. Ltd.	29,383,040	229,016
*	China Mengniu Dairy Co. Ltd.	39,859,763	215,124
*	Pinduoduo Inc. ADR	4,806,476	207,111
*,2	Kuaishou Technology	20,680,262	168,871
	ANTA Sports Products Ltd.	14,650,771	168,374
	China Petroleum & Chemical Corp. Class H	343,588,764	168,177
*	Trip.com Group Ltd. ADR	6,861,440	162,273
	China Resources Land Ltd.	35,706,606	159,473
*	XPeng Inc. Class A ADR	6,300,204	155,048
	China Overseas Land & Investment Ltd.	49,657,388	153,406
	China Shenhua Energy Co. Ltd. Class H	46,692,210	149,175
	Agricultural Bank of China Ltd. Class H	373,508,867	140,089
	Shenzhou International Group Holdings Ltd.	9,763,485	132,480
	ENN Energy Holdings Ltd.	9,842,041	131,835
		Shares	Market Value• ($000)
	China Life Insurance Co. Ltd. Class H	88,084,954	128,003
	PetroChina Co. Ltd. Class H	269,604,049	127,979
	Sunny Optical Technology Group Co. Ltd.	8,421,728	122,737
	China Resources Beer Holdings Co. Ltd.	20,408,199	119,875
[1,2]	Nongfu Spring Co. Ltd. Class H	22,527,200	119,212
[2]	Longfor Group Holdings Ltd.	23,853,283	118,135
*	Li Auto Inc. ADR	5,108,399	114,581
	Zijin Mining Group Co. Ltd. Class H	78,509,005	114,318
	CSPC Pharmaceutical Group Ltd.	108,963,028	111,398
	Geely Automobile Holdings Ltd.	70,214,262	108,564
	Haier Smart Home Co. Ltd. Class H	29,924,701	105,718
	Contemporary Amperex Technology Co. Ltd. Class A	1,645,610	100,603
	Country Garden Services Holdings Co. Ltd.	23,686,628	99,834
[2]	Postal Savings Bank of China Co. Ltd. Class H	122,332,699	92,750
	China Merchants Bank Co. Ltd. Class A (XSSC)	15,287,529	92,146
*	SIG Group AG	4,341,619	90,894
	Anhui Conch Cement Co. Ltd. Class H	16,422,986	89,243
*	Kanzhun Ltd. ADR	3,787,202	89,113
	PICC Property & Casualty Co. Ltd. Class H	86,990,036	88,975
	Huazhu Group Ltd. ADR (XNGS)	2,808,415	84,926
	China Longyuan Power Group Corp. Ltd. Class H	43,208,738	83,342
	Wuliangye Yibin Co. Ltd. Class A	3,344,173	81,728
	Xinyi Solar Holdings Ltd.	54,440,701	80,922
	China Pacific Insurance Group Co. Ltd. Class H	35,709,676	79,167

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Bilibili Inc.	3,201,591	77,955
	CITIC Securities Co. Ltd. Class H	34,851,714	76,574
	Bank of Communications Co. Ltd. Class H	109,556,744	76,239
	Yankuang Energy Group Co. Ltd. Class H	25,871,751	72,989
	Country Garden Holdings Co. Ltd.	102,135,407	70,645
[2]	China Tower Corp. Ltd. Class H	600,560,158	70,091
	China Yangtze Power Co. Ltd. Class A	19,644,100	67,524
*	Kingdee International Software Group Co. Ltd.	33,088,916	67,521
	China National Building Material Co. Ltd. Class H	49,911,002	66,422
	Sino Biopharmaceutical Ltd.	125,998,982	66,090
	CITIC Ltd.	63,400,633	65,589
*	COSCO SHIPPING Holdings Co. Ltd. Class H	40,259,324	62,634
[2]	WuXi AppTec Co. Ltd. Class H	4,550,158	61,890
	China Vanke Co. Ltd. Class H	26,039,784	61,402
*	DiDi Global Inc. ADR	31,971,963	60,107
*,2	JD Health International Inc.	9,456,786	58,954
	China CITIC Bank Corp. Ltd. Class H	114,741,129	58,317
	Great Wall Motor Co. Ltd. Class H	41,435,785	58,028
	Tsingtao Brewery Co. Ltd.	7,136,701	57,780
	Zhongsheng Group Holdings Ltd.	8,562,177	56,577
	China Conch Venture Holdings Ltd.	21,249,581	55,180
	Industrial Bank Co. Ltd. Class A	17,765,979	54,792
	BYD Co. Ltd. Class A (XSEC)	1,485,874	54,072
	Ping An Insurance Group Co. of China Ltd. Class A	7,851,047	52,745
		Shares	Market Value• ($000)
*,2	Innovent Biologics Inc.	16,961,802	52,606
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,058,210	50,034
	Guangdong Investment Ltd.	37,693,989	48,261
	LONGi Green Energy Technology Co. Ltd. Class A	4,678,020	47,449
[1,2]	Smoore International Holdings Ltd.	22,630,893	47,328
	Agricultural Bank of China Ltd. Class A (XSSC)	101,416,900	47,008
	China Gas Holdings Ltd.	38,453,201	46,873
	China Tourism Group Duty Free Corp. Ltd. Class A	1,685,692	45,877
	China Resources Power Holdings Co. Ltd.	24,363,482	45,811
*,2	JD Logistics Inc.	22,135,488	45,614
*	GDS Holdings Ltd. Class A	11,351,438	45,595
	ZTO Express Cayman Inc.	1,629,920	44,862
*	Full Truck Alliance Co. Ltd. ADR	7,401,421	44,631
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	3,550,198	43,660
	China Resources Gas Group Ltd.	11,582,944	43,522
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,055,478	43,463
*	Vipshop Holdings Ltd. ADR	5,572,375	42,684
*	KE Holdings Inc. ADR	3,003,725	42,593
	Industrial & Commercial Bank of China Ltd. Class A (XSSC)	58,857,098	42,586
[2]	China International Capital Corp. Ltd. Class H	21,225,707	42,544
	Kingboard Holdings Ltd.	9,406,757	42,350
	Hengan International Group Co. Ltd.	8,960,154	42,344

Total International Stock Index Fund
		Shares	Market Value• ($000)
[2]	CGN Power Co. Ltd. Class H	149,152,706	41,912
*,1,2	Pop Mart International Group Ltd.	9,203,985	41,642
	Luzhou Laojiao Co. Ltd. Class A	1,264,261	40,122
	Lufax Holding Ltd. ADR	7,205,091	39,988
	Kunlun Energy Co. Ltd.	47,852,002	39,712
	Ping An Bank Co. Ltd. Class A	16,721,413	38,655
	Sinopharm Group Co. Ltd. Class H	16,285,590	37,476
	Weichai Power Co. Ltd. Class H	26,583,193	37,134
	Ganfeng Lithium Co. Ltd. Class A	2,222,465	36,859
	Guangzhou Automobile Group Co. Ltd. Class H	42,940,495	36,409
	China Minsheng Banking Corp. Ltd. Class H	95,201,678	36,100
[2]	China Resources Mixc Lifestyle Services Ltd.	7,489,899	35,984
	Muyuan Foods Co. Ltd. Class A	4,518,253	35,456
	East Money Information Co. Ltd. Class A	10,393,286	35,440
*	Genscript Biotech Corp.	12,496,779	35,298
	China Hongqiao Group Ltd.	27,867,574	34,674
	China State Construction Engineering Corp. Ltd. Class A	36,357,238	34,520
	China Power International Development Ltd.	71,054,240	34,356
*	Alibaba Health Information Technology Ltd.	60,882,153	34,303
	Haitong Securities Co. Ltd. Class H	48,836,632	34,106
	People's Insurance Co. Group of China Ltd. Class H	105,057,481	33,466
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	8,173,669	33,395
		Shares	Market Value• ($000)
	Kingsoft Corp. Ltd.	11,124,815	33,386
*,1,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	9,695,450	33,336
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	7,701,457	32,948
	New China Life Insurance Co. Ltd. Class H	12,958,616	32,833
*	SF Holding Co. Ltd. Class A	4,203,581	32,513
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	5,577,878	32,420
	China Merchants Port Holdings Co. Ltd.	18,511,361	32,317
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	30,125,997	32,095
[2]	China Feihe Ltd.	33,679,480	32,021
*	Tencent Music Entertainment Group ADR	7,507,504	31,907
	Wanhua Chemical Group Co. Ltd. Class A	2,707,683	31,773
	China Railway Group Ltd. Class H	45,329,817	31,747
	Shanghai Pudong Development Bank Co. Ltd. Class A	26,065,772	31,679
[2]	Huatai Securities Co. Ltd. Class H	22,939,718	31,529
	WuXi AppTec Co. Ltd. Class A (XSSC)	2,018,296	31,374
	Bank of Ningbo Co. Ltd. Class A	5,708,542	31,184
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	1,290,547	30,894
*	Zai Lab Ltd. ADR	762,801	30,482
	Fosun International Ltd.	28,731,298	30,280
	China State Construction International Holdings Ltd.	23,253,999	30,013
*	Daqo New Energy Corp. ADR	710,317	29,528

Total International Stock Index Fund
		Shares	Market Value• ($000)
	CITIC Securities Co. Ltd. Class A (XSSC)	9,593,773	28,371
	Huaneng Power International Inc. Class H	56,062,930	28,163
	Poly Developments & Holdings Group Co. Ltd. Class A	10,211,025	28,117
	Luxshare Precision Industry Co. Ltd. Class A	6,027,302	27,952
	China Everbright Environment Group Ltd.	46,470,184	27,277
	Dongfeng Motor Group Co. Ltd. Class H	37,221,425	27,153
	Zhuzhou CRRC Times Electric Co. Ltd.	6,881,309	27,052
	China Jinmao Holdings Group Ltd.	82,140,948	26,996
	JOYY Inc. ADR	679,881	26,903
[1,2]	Haidilao International Holding Ltd.	13,806,644	26,799
*	COSCO SHIPPING Holdings Co. Ltd. Class A	12,323,536	26,611
	China Molybdenum Co. Ltd. Class H	53,248,464	26,480
	Jiangxi Copper Co. Ltd. Class H	16,826,348	26,320
*	Aluminum Corp. of China Ltd. Class H	57,331,872	26,291
	GF Securities Co. Ltd. Class H	21,027,887	26,282
	China Galaxy Securities Co. Ltd. Class H	48,158,553	26,195
	China Oilfield Services Ltd. Class H	25,487,615	26,093
	Bank of China Ltd. Class A (XSSC)	51,318,000	25,106
	Aier Eye Hospital Group Co. Ltd. Class A	4,651,101	25,103
	360 DigiTech Inc. ADR	1,723,940	24,876
	Jiangsu Hengrui Medicine Co. Ltd. Class A	5,546,978	24,712
		Shares	Market Value• ($000)
	Pharmaron Beijing Co. Ltd. Class A (XSEC)	1,300,382	24,603
[1,3]	Sunac China Holdings Ltd.	42,140,909	24,596
	ZTE Corp. Class H	11,668,633	24,500
*,2	Hua Hong Semiconductor Ltd.	6,289,115	24,422
*	Chinasoft International Ltd.	30,105,488	24,360
	Far East Horizon Ltd.	29,769,465	24,282
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	516,456	23,799
	Tongwei Co. Ltd. Class A	3,857,584	23,771
[1]	CIFI Holdings Group Co. Ltd.	49,244,893	23,688
	China Resources Cement Holdings Ltd.	28,319,675	23,498
*,1	JinkoSolar Holding Co. Ltd. ADR	454,686	23,307
	Zijin Mining Group Co. Ltd. Class A (XSSC)	13,902,167	23,073
	Beijing Enterprises Water Group Ltd.	71,190,698	23,029
	Anhui Gujing Distillery Co. Ltd. Class B	1,725,480	22,958
	NARI Technology Co. Ltd. Class A	4,774,079	22,953
	Beijing Enterprises Holdings Ltd.	6,736,529	22,774
	China Medical System Holdings Ltd.	15,900,498	22,765
	Shandong Gold Mining Co. Ltd. Class A (XSSC)	7,689,985	22,407
	Shanghai Baosight Software Co. Ltd. Class B	5,989,540	21,976
*,1	51job Inc. ADR	360,318	21,925
	Autohome Inc. ADR	750,457	21,816
	China Railway Group Ltd. Class A (XSSC)	20,176,600	21,631
	China Taiping Insurance Holdings Co. Ltd.	18,919,574	21,630
*,2	China Literature Ltd.	5,145,826	21,623

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	New Oriental Education & Technology Group Inc. ADR	1,703,196	21,375
	Xtep International Holdings Ltd.	14,620,822	21,271
	Kingboard Laminates Holdings Ltd.	13,767,510	21,119
	China Coal Energy Co. Ltd. Class H	25,031,306	21,073
[2]	Hygeia Healthcare Holdings Co. Ltd.	4,326,711	20,908
*	Weibo Corp. ADR	895,785	20,728
[2]	Hansoh Pharmaceutical Group Co. Ltd.	12,458,410	20,521
	Haier Smart Home Co. Ltd. Class A (XSSC)	5,269,794	20,503
	Hangzhou Tigermed Consulting Co. Ltd. Class A	1,518,180	20,403
	China Vanke Co. Ltd. Class A (XSEC)	6,934,038	20,371
*	Yunnan Energy New Material Co. Ltd.	668,180	20,351
[1]	BYD Electronic International Co. Ltd.	10,194,086	20,320
*	Air China Ltd. Class H	29,847,971	20,119
	SAIC Motor Corp. Ltd. Class A	8,254,676	19,832
	Chongqing Zhifei Biological Products Co. Ltd. Class A	1,385,016	19,776
	China Overseas Property Holdings Ltd.	16,684,274	19,749
	Shenzhen Inovance Technology Co. Ltd. Class A	2,243,914	19,448
*	Tongcheng Travel Holdings Ltd.	11,015,007	19,424
*	TAL Education Group ADR	5,674,911	19,238
	CRRC Corp. Ltd. Class H	51,733,429	19,192
	China Three Gorges Renewables Group Co. Ltd. Class A	21,847,600	19,163
		Shares	Market Value• ($000)
	China Cinda Asset Management Co. Ltd. Class H	113,031,435	19,060
*,1	RLX Technology Inc. ADR	9,354,042	18,989
[2]	Yadea Group Holdings Ltd.	12,588,227	18,974
	China Meidong Auto Holdings Ltd.	5,716,780	18,816
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	11,634,871	18,813
	China Shenhua Energy Co. Ltd. Class A (XSSC)	4,030,266	18,740
	Greentown China Holdings Ltd.	10,473,764	18,393
	Nine Dragons Paper Holdings Ltd.	20,738,026	18,314
	Inner Mongolia Yitai Coal Co. Ltd. Class B	13,585,366	18,217
	Haitian International Holdings Ltd.	7,379,818	18,165
*	China Conch Environment Protection Holdings Ltd.	21,137,081	18,101
	TravelSky Technology Ltd. Class H	11,937,887	18,028
	Sany Heavy Industry Co. Ltd. Class A	7,175,265	17,854
	Yangzijiang Shipbuilding Holdings Ltd.	27,256,588	17,783
[1,2]	Jiumaojiu International Holdings Ltd.	8,013,660	17,631
[2]	Topsports International Holdings Ltd.	22,933,347	17,541
	COSCO SHIPPING Ports Ltd.	24,553,067	17,507
	Dongyue Group Ltd.	14,859,172	17,493
	China Everbright Bank Co. Ltd. Class A (XSSC)	36,061,209	17,392
	JA Solar Technology Co. Ltd. Class A	1,420,960	17,344

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Yuexiu Property Co. Ltd.	16,591,127	17,263
*,1	Yihai International Holding Ltd.	6,063,056	17,068
	Bosideng International Holdings Ltd.	34,116,200	17,016
	AviChina Industry & Technology Co. Ltd. Class H	30,994,780	16,817
[1]	Hopson Development Holdings Ltd.	8,608,480	16,598
*	Canadian Solar Inc.	602,048	16,568
	Shenwan Hongyuan Group Co. Ltd. Class A	26,797,232	16,519
	Shougang Fushan Resources Group Ltd.	44,188,095	16,512
	Jiangsu Expressway Co. Ltd. Class H	16,641,869	16,442
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	23,671,700	16,421
	BOE Technology Group Co. Ltd. Class A (XSEC)	28,439,700	16,295
[1]	Flat Glass Group Co. Ltd. Class H	4,544,298	16,250
	CRRC Corp. Ltd. Class A	21,261,800	16,227
	NAURA Technology Group Co. Ltd. Class A	453,960	16,189
	Shaanxi Coal Industry Co. Ltd. Class A	6,173,210	16,080
[2]	Guotai Junan Securities Co. Ltd. Class H	12,455,300	16,072
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	2,745,400	16,057
	Eve Energy Co. Ltd. Class A	1,639,858	16,053
*,2,3	Evergrande Property Services Group Ltd.	54,518,500	15,980
*,1,2	Shanghai Junshi Biosciences Co. Ltd. Class H	2,203,913	15,642
	Baoshan Iron & Steel Co. Ltd. Class A	16,016,144	15,587
		Shares	Market Value• ($000)
	China Lesso Group Holdings Ltd.	12,327,805	15,416
*	Zhejiang Expressway Co. Ltd. Class H	18,658,141	15,382
	China Traditional Chinese Medicine Holdings Co. Ltd.	31,507,027	15,351
	Anhui Conch Cement Co. Ltd. Class A (XSSC)	2,499,100	15,101
	GoerTek Inc. Class A	2,866,186	15,081
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	6,310,600	14,996
	Foxconn Industrial Internet Co. Ltd. Class A	10,367,592	14,902
	Bank of Nanjing Co. Ltd. Class A	8,487,248	14,859
	Xinjiang Goldwind Science & Technology Co. Ltd. Class H	10,422,811	14,814
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	3,115,000	14,793
*,1,2	Weimob Inc.	24,792,271	14,529
	China National Nuclear Power Co. Ltd. Class A	13,531,431	14,505
	China Communications Services Corp. Ltd. Class H	31,552,404	14,370
	Bank of Communications Co. Ltd. Class A (XSSC)	18,632,591	14,314
*	Alibaba Pictures Group Ltd.	169,249,081	14,281
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	515,074	14,231
	China Everbright Bank Co. Ltd. Class H	39,275,173	14,228
	Trina Solar Co. Ltd. Class A	1,842,464	13,974
*,1,2	Haichang Ocean Park Holdings Ltd.	20,675,000	13,842
	Postal Savings Bank of China Co. Ltd. Class A	16,962,773	13,829

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	iQIYI Inc. ADR	3,876,858	13,802
	China Construction Bank Corp. Class A (XSSC)	14,840,801	13,614
[2]	Dali Foods Group Co. Ltd.	26,634,541	13,554
	China Merchants Securities Co. Ltd. Class A (XSSC)	6,984,522	13,450
	China Water Affairs Group Ltd.	12,246,254	13,445
*	Brilliance China Automotive Holdings Ltd.	17,741,481	13,254
[1]	Jinke Smart Services Group Co. Ltd. Class H	4,057,456	13,211
	China Pacific Insurance Group Co. Ltd. Class A (XSSC)	4,211,572	13,204
	AECC Aviation Power Co. Ltd. Class A	2,318,306	13,200
	China Suntien Green Energy Corp. Ltd. Class H	23,216,729	13,106
	Shenzhen International Holdings Ltd.	12,201,377	13,068
	Guangdong Haid Group Co. Ltd. Class A	1,399,258	13,040
	C&D International Investment Group Ltd.	5,312,067	13,037
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	14,092,118	12,883
	CSC Financial Co. Ltd. Class A	3,949,241	12,783
	Zhejiang Huayou Cobalt Co. Ltd. Class A	1,028,950	12,708
*	Beijing Capital International Airport Co. Ltd. Class H	23,242,097	12,697
	China Life Insurance Co. Ltd. Class A	3,308,778	12,689
	China United Network Communications Ltd. Class A	23,733,000	12,642
		Shares	Market Value• ($000)
	Chongqing Rural Commercial Bank Co. Ltd. Class H	32,507,373	12,623
	Zhaojin Mining Industry Co. Ltd. Class H	13,264,212	12,609
	Bank of Shanghai Co. Ltd. Class A	12,760,260	12,528
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	21,276,708	12,441
	Bank of Beijing Co. Ltd. Class A	17,982,114	12,431
	China Minsheng Banking Corp. Ltd. Class A (XSSC)	22,014,700	12,335
	Henan Shuanghui Investment & Development Co. Ltd. Class A	2,739,980	12,312
	Daqin Railway Co. Ltd. Class A	12,195,300	12,298
*,1,2	Ping An Healthcare & Technology Co. Ltd.	4,964,240	12,218
	Sungrow Power Supply Co. Ltd. Class A	1,281,308	12,120
*	Shanghai International Airport Co. Ltd. Class A	1,612,852	12,008
	Will Semiconductor Co. Ltd. Shanghai Class A	529,031	11,930
*	Yihai Kerry Arawana Holdings Co. Ltd. Class A	1,644,400	11,915
	Hollysys Automation Technologies Ltd.	772,883	11,902
	Poly Property Services Co. Ltd. Class H	1,786,138	11,868
[2]	CSC Financial Co. Ltd. Class H	12,880,096	11,858
*,2	Jinxin Fertility Group Ltd.	18,915,290	11,856
	China Petroleum & Chemical Corp. Class A	18,061,016	11,826
	Citic Pacific Special Steel Group Co. Ltd. Class A	4,343,547	11,800

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Bank of Hangzhou Co. Ltd. Class A	5,103,804	11,757
	Greentown Service Group Co. Ltd.	11,808,406	11,756
*	Seazen Group Ltd.	27,797,400	11,741
*,1	China Eastern Airlines Corp. Ltd. Class H	34,858,603	11,739
	Huaxia Bank Co. Ltd. Class A	14,236,134	11,735
*,1,2	Linklogis Inc. Class B	12,175,000	11,617
*,1,2	Akeso Inc.	6,159,948	11,492
	Iflytek Co. Ltd. Class A	2,067,850	11,482
[2]	China Resources Pharmaceutical Group Ltd.	21,705,081	11,438
	Imeik Technology Development Co. Ltd. Class A	146,200	11,373
	Beijing Kingsoft Office Software Inc. Class A	400,050	11,367
	China Datang Corp. Renewable Power Co. Ltd. Class H	29,798,000	11,264
*	China Southern Airlines Co. Ltd. Class H	20,124,639	11,239
*	COFCO Joycome Foods Ltd.	27,535,315	11,204
	China Yongda Automobiles Services Holdings Ltd.	12,039,216	11,164
	Lao Feng Xiang Co. Ltd. Class B	3,471,953	11,161
	Focus Media Information Technology Co. Ltd. Class A	12,698,972	11,152
*,2	3SBio Inc.	15,799,658	11,147
	Grand Pharmaceutical Group Ltd.	18,157,148	11,122
	Xinyi Energy Holdings Ltd.	20,570,625	11,003
	Yunnan Baiyao Group Co. Ltd. Class A	953,597	10,988
	Walvax Biotechnology Co. Ltd. Class A	1,367,465	10,985
		Shares	Market Value• ($000)
*	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	3,740,072	10,934
*,2	InnoCare Pharma Ltd.	7,824,009	10,831
	Xinte Energy Co. Ltd. Class H	4,966,800	10,789
[1,3]	Shimao Group Holdings Ltd.	19,108,207	10,763
*	Yangzijiang Financial Holding Pte. Ltd.	27,256,588	10,741
	Sany Heavy Equipment International Holdings Co. Ltd.	11,311,918	10,657
	Power Construction Corp. of China Ltd. Class A	9,124,409	10,640
	CIFI Ever Sunshine Services Group Ltd.	7,995,752	10,590
	China Everbright Ltd.	11,045,509	10,584
	GF Securities Co. Ltd. Class A (XSEC)	4,382,575	10,550
	Hello Group Inc. ADR	1,978,362	10,525
	Sinotruk Hong Kong Ltd.	8,694,583	10,516
*,1,2	CanSino Biologics Inc. Class H	989,777	10,503
*	Shanghai Putailai New Energy Technology Co. Ltd. Class A	590,481	10,477
	Wingtech Technology Co. Ltd. Class A	1,061,446	10,445
	Gigadevice Semiconductor Beijing Inc. Class A	559,474	10,412
*	China Energy Engineering Corp. Ltd.	28,206,542	10,274
	Chongqing Changan Automobile Co. Ltd. Class B	21,964,663	10,240
*,1	Differ Group Holding Co. Ltd.	39,032,000	10,202

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Guotai Junan Securities Co. Ltd. Class A (XSSC)	4,641,900	10,196
	Sinopec Engineering Group Co. Ltd. Class H	18,991,468	9,924
	Orient Securities Co. Ltd. Class A (XSSC)	7,140,915	9,803
*	China Southern Airlines Co. Ltd. Class A	9,950,500	9,775
	TBEA Co. Ltd. Class A	3,341,407	9,707
	China CITIC Bank Corp. Ltd. Class A (XSSC)	12,601,084	9,584
*	Fufeng Group Ltd.	18,940,759	9,489
*	Guangzhou Tinci Materials Technology Co. Ltd. Class A	840,226	9,426
[1,3]	China Evergrande Group	44,728,357	9,405
*,1	Ming Yuan Cloud Group Holdings Ltd.	7,229,655	9,390
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	33,140,585	9,371
	Angang Steel Co. Ltd. Class H	21,374,576	9,350
[2]	BAIC Motor Corp. Ltd. Class H	29,897,118	9,336
	Yuexiu REIT	23,320,319	9,315
	SDIC Power Holdings Co. Ltd. Class A	6,353,946	9,301
*	Skyworth Group Ltd.	17,518,330	9,171
	COSCO SHIPPING Development Co. Ltd. Class H	46,714,735	9,157
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	48,902,159	9,149
*,1	Golden Solar New Energy Technology Holdings Ltd.	9,490,000	9,147
*	Vnet Group Inc. ADR	1,525,763	9,109
	China CSSC Holdings Ltd. Class A	3,835,264	9,075
		Shares	Market Value• ($000)
	Shenzhen Expressway Corp. Ltd. Class H	8,805,005	9,055
	SSY Group Ltd.	18,359,409	9,019
	Shanghai Industrial Holdings Ltd.	6,108,605	8,998
	China Overseas Grand Oceans Group Ltd.	15,370,819	8,947
	China Education Group Holdings Ltd.	10,484,970	8,936
	Huatai Securities Co. Ltd. Class A (XSSC)	4,413,600	8,852
*,1,2	Kintor Pharmaceutical Ltd.	3,072,000	8,801
	China International Marine Containers Group Co. Ltd. Class H	6,383,412	8,779
	Zhejiang NHU Co. Ltd. Class A	2,160,350	8,738
[1]	Agile Group Holdings Ltd.	18,206,646	8,719
	Shenzhen Transsion Holdings Co. Ltd. Class A	683,678	8,710
	China Risun Group Ltd.	17,208,000	8,663
*,1,2	New Horizon Health Ltd.	4,032,500	8,658
[1,2]	Blue Moon Group Holdings Ltd.	11,050,212	8,632
	Anhui Gujing Distillery Co. Ltd. Class A	292,637	8,623
	Mango Excellent Media Co. Ltd. Class A	1,587,099	8,525
	ZTE Corp. Class A (XSEC)	2,345,564	8,518
	SG Micro Corp. Class A	203,011	8,510
	Joinn Laboratories China Co. Ltd. Class A	567,284	8,493
*	Advanced Micro-Fabrication Equipment Inc. China Class A	538,796	8,484
	Montage Technology Co. Ltd. Class A	970,014	8,480

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Hengli Petrochemical Co. Ltd. Class A	2,689,620	8,465
	Gemdale Corp. Class A	3,889,884	8,445
	Ecovacs Robotics Co. Ltd. Class A	515,840	8,377
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,291,799	8,354
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,100,325	8,328
*	Chongqing Brewery Co. Ltd. Class A	440,789	8,326
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	3,226,565	8,323
	Yealink Network Technology Corp. Ltd. Class A	707,915	8,305
	Yonyou Network Technology Co. Ltd. Class A	2,884,485	8,295
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	15,754,204	8,265
	Haitong Securities Co. Ltd. Class A (XSSC)	6,049,200	8,242
	Metallurgical Corp. of China Ltd. Class A (XSSC)	15,578,494	8,226
	Changchun High & New Technology Industry Group Inc. Class A	347,473	8,222
	Shanghai International Port Group Co. Ltd. Class A	9,178,900	8,219
[1]	Sihuan Pharmaceutical Holdings Group Ltd.	52,038,627	8,214
[2]	Legend Holdings Corp. Class H	6,922,055	8,190
	Seazen Holdings Co. Ltd. Class A	1,947,135	8,168
	Satellite Chemical Co. Ltd. Class A	1,487,820	8,096
		Shares	Market Value• ($000)
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,780,446	8,090
	CIMC Enric Holdings Ltd.	7,707,940	8,087
	Fu Shou Yuan International Group Ltd.	11,701,144	8,081
	Metallurgical Corp. of China Ltd. Class H	31,331,874	8,022
	China Oriental Group Co. Ltd.	30,177,634	7,984
*,2	Remegen Co. Ltd. Class H	1,907,364	7,969
*	Noah Holdings Ltd. ADR	442,326	7,949
*	New Hope Liuhe Co. Ltd. Class A	3,737,099	7,909
	China Coal Energy Co. Ltd. Class A (XSSC)	5,591,454	7,905
*	Guanghui Energy Co. Ltd. Class A	5,873,900	7,882
	Huizhou Desay Sv Automotive Co. Ltd. Class A	439,319	7,876
	China BlueChemical Ltd. Class H	22,820,021	7,844
	China Zhenhua Group Science & Technology Co. Ltd. Class A	492,000	7,828
	China Jushi Co. Ltd. Class A	3,294,388	7,797
*	Lifetech Scientific Corp.	27,960,117	7,796
*,2	Alphamab Oncology	7,693,090	7,773
	Shanghai Electric Group Co. Ltd. Class H	31,802,808	7,744
	Hangzhou Silan Microelectronics Co. Ltd. Class A	1,235,028	7,719
	Weichai Power Co. Ltd. Class A (XSEC)	4,592,800	7,716
	Huayu Automotive Systems Co. Ltd. Class A	2,614,305	7,711
[2]	Ganfeng Lithium Co. Ltd. Class H	640,695	7,669
[1]	Guangzhou R&F Properties Co. Ltd. Class H	20,597,108	7,646

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Fuyao Glass Industry Group Co. Ltd. Class A (XSSC)	1,426,900	7,635
	Huadong Medicine Co. Ltd. Class A	1,481,763	7,606
	Hangzhou Steam Turbine Co. Ltd. Class B	4,434,453	7,592
	Hundsun Technologies Inc. Class A	1,309,347	7,528
	Gemdale Properties & Investment Corp. Ltd.	70,818,776	7,511
	Suzhou Maxwell Technologies Co. Ltd. Class A	148,691	7,484
	Sinotrans Ltd. Class H	24,685,965	7,460
*,1	GOME Retail Holdings Ltd.	153,640,715	7,442
	Flat Glass Group Co. Ltd. Class A	1,214,265	7,384
*	360 Security Technology Inc. Class A	5,964,191	7,347
*	Maxscend Microelectronics Co. Ltd. Class A	263,941	7,336
	Yanlord Land Group Ltd.	8,363,802	7,328
[2]	A-Living Smart City Services Co. Ltd.	4,623,614	7,313
[2]	China Railway Signal & Communication Corp. Ltd. Class H	21,804,304	7,313
	FinVolution Group ADR	1,940,561	7,297
	Jiangsu King's Luck Brewery JSC Ltd. Class A	1,070,369	7,234
	Ninestar Corp. Class A	1,172,864	7,223
*,2	Luye Pharma Group Ltd.	23,092,784	7,203
[1]	Tianneng Power International Ltd.	8,623,940	7,185
	Zhongyu Energy Holdings Ltd.	8,163,297	7,170
	GD Power Development Co. Ltd. Class A	15,746,870	7,163
		Shares	Market Value• ($000)
	TCL Technology Group Corp. Class A	11,392,600	7,161
*,1	China Ruyi Holdings Ltd.	29,821,305	7,147
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	292,321	7,134
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	3,357,006	7,102
*,1	XD Inc.	2,708,425	7,082
	Shenzhen Investment Ltd.	32,629,394	7,039
	China National Chemical Engineering Co. Ltd. Class A	5,089,443	6,985
	Jiangsu Zhongtian Technology Co. Ltd. Class A	2,844,300	6,969
	Sino-Ocean Group Holding Ltd.	36,843,206	6,958
*	China Dili Group	28,961,760	6,897
	China Reinsurance Group Corp. Class H	79,026,513	6,890
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	995,152	6,889
	BOE Technology Group Co. Ltd. Class B (XSHE)	14,446,955	6,860
	PAX Global Technology Ltd.	7,918,862	6,826
	StarPower Semiconductor Ltd. Class A	132,554	6,825
[3]	Shanghai Jin Jiang Capital Co. Ltd. Class H	17,195,929	6,809
	Great Wall Motor Co. Ltd. Class A	1,826,464	6,800
	Tsingtao Brewery Co. Ltd. Class A (XSSC)	522,758	6,794
[1]	Huadian Power International Corp. Ltd. Class H	19,572,025	6,792
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,570,450	6,787
	Digital China Holdings Ltd.	14,420,111	6,784

Total International Stock Index Fund
		Shares	Market Value• ($000)
	New China Life Insurance Co. Ltd. Class A (XSSC)	1,499,391	6,745
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	7,313,566	6,681
[1]	MINISO Group Holding Ltd. ADR	906,938	6,666
*,1,2	Venus MedTech Hangzhou Inc. Class H	3,621,134	6,648
	YTO Express Group Co. Ltd. Class A	2,451,459	6,635
	Lonking Holdings Ltd.	23,975,026	6,619
	Chongqing Changan Automobile Co. Ltd. Class A (XSEC)	4,206,429	6,600
	Everbright Securities Co. Ltd. Class A (XSSC)	3,795,300	6,507
	Founder Securities Co. Ltd. Class A	7,050,700	6,500
[1,2]	Simcere Pharmaceutical Group Ltd.	6,046,000	6,444
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	3,216,933	6,401
	NetDragon Websoft Holdings Ltd.	3,202,116	6,401
[2]	China Merchants Securities Co. Ltd. Class H	6,174,268	6,386
	Ginlong Technologies Co. Ltd. Class A	220,340	6,383
*,1	Tuya Inc. ADR	2,571,994	6,379
	Lens Technology Co. Ltd. Class A	4,172,493	6,368
	Sichuan Road & Bridge Co. Ltd. Class A	4,028,150	6,353
	CSG Holding Co. Ltd. Class B	17,537,213	6,346
	Ningbo Tuopu Group Co. Ltd. Class A	806,887	6,307
	Sun Art Retail Group Ltd.	20,278,696	6,295
		Shares	Market Value• ($000)
	Concord New Energy Group Ltd.	68,121,231	6,270
	Sichuan Chuantou Energy Co. Ltd. Class A	3,754,376	6,261
*	Dada Nexus Ltd. ADR	819,995	6,257
	Beijing New Building Materials plc Class A	1,429,235	6,254
	Hangzhou First Applied Material Co. Ltd. Class A	447,960	6,223
	China Resources Microelectronics Ltd. Class A	852,624	6,220
	JiuGui Liquor Co. Ltd. Class A	275,000	6,209
	CGN New Energy Holdings Co. Ltd.	14,167,140	6,200
	Jiangsu Eastern Shenghong Co. Ltd. Class A	3,356,165	6,187
[1]	KWG Group Holdings Ltd.	17,235,041	6,167
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	1,359,654	6,160
	Asymchem Laboratories Tianjin Co. Ltd. Class A	152,640	6,140
*,1,2	Zhou Hei Ya International Holdings Co. Ltd.	11,898,504	6,124
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	2,623,216	6,122
	Poly Property Group Co. Ltd.	24,291,084	6,103
	Ningbo Shanshan Co. Ltd. Class A	1,835,724	6,092
	Huaneng Power International Inc. Class A (XSSC)	5,500,576	6,023
[2]	Genertec Universal Medical Group Co. Ltd.	9,333,181	5,996
*	Shanxi Meijin Energy Co. Ltd. Class A	3,805,900	5,961
	Guosen Securities Co. Ltd. Class A	4,073,510	5,950

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Livzon Pharmaceutical Group Inc. Class H	1,759,809	5,922
	Industrial Securities Co. Ltd. Class A	6,020,700	5,894
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	601,438	5,881
*,1	Helens International Holdings Co. Ltd.	4,262,000	5,865
	Zhejiang Dahua Technology Co. Ltd. Class A	2,320,293	5,830
*	Gotion High-tech Co. Ltd. Class A	1,440,600	5,797
	Tong Ren Tang Technologies Co. Ltd. Class H	7,596,181	5,781
*,1	Canaan Inc. ADR	1,517,087	5,765
*	Sohu.com Ltd. ADR	371,427	5,750
	Ming Yang Smart Energy Group Ltd. Class A	1,725,183	5,722
*,1	Yeahka Ltd.	2,196,927	5,715
	Datang International Power Generation Co. Ltd. Class H	35,453,794	5,703
*	Amlogic Shanghai Co. Ltd. Class A	347,362	5,647
*	Topchoice Medical Corp. Class A	286,179	5,533
	ENN Natural Gas Co. Ltd. Class A	2,230,363	5,518
	Hithink RoyalFlush Information Network Co. Ltd. Class A	446,131	5,507
	Bloomage Biotechnology Corp. Ltd. Class A	270,250	5,490
*,1,2	Yidu Tech Inc.	5,281,698	5,489
	Beijing Jingneng Clean Energy Co. Ltd. Class H	21,529,730	5,486
*	Hainan Meilan International Airport Co. Ltd.	2,890,686	5,465
[1,2]	Shimao Services Holdings Ltd.	10,283,563	5,427
		Shares	Market Value• ($000)
	Jiangsu Yangnong Chemical Co. Ltd. Class A	273,700	5,421
[1]	Tiangong International Co. Ltd.	16,425,917	5,417
	LB Group Co. Ltd. Class A	1,970,200	5,417
[2]	Orient Securities Co. Ltd. Class H	8,962,155	5,403
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	391,033	5,401
	Hoshine Silicon Industry Co. Ltd. Class A	450,880	5,384
	Zhejiang Chint Electrics Co. Ltd. Class A	1,094,902	5,363
*	Chengxin Lithium Group Co. Ltd. Class A	804,870	5,348
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	1,407,946	5,327
*	Li Auto Inc. Class A	455,181	5,320
	Shandong Chenming Paper Holdings Ltd. Class B	14,771,945	5,306
*	Shenzhen Dynanonic Co. Ltd. Class A	79,100	5,262
	Youngor Group Co. Ltd. Class A	5,088,600	5,254
	Shanghai Electric Group Co. Ltd. Class A (XSSC)	9,064,035	5,253
	Shanghai Yuyuan Tourist Mart Group Co. Ltd.	3,861,168	5,250
	Dongfang Electric Corp. Ltd. Class A (XSSC)	2,748,300	5,197
	AVIC Industry-Finance Holdings Co. Ltd. Class A	8,920,695	5,180
	Yonghui Superstores Co. Ltd. Class A	7,723,581	5,167
[2]	Midea Real Estate Holding Ltd.	2,701,735	5,145
	Rongsheng Petrochemical Co. Ltd. Class A	2,493,564	5,141

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Aluminum Corp. of China Ltd. Class A	7,237,000	5,137
	Yuexiu Transport Infrastructure Ltd.	8,016,863	5,116
	BBMG Corp. Class H	31,020,374	5,076
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	906,386	5,060
	Guangdong Provincial Expressway Development Co. Ltd. Class B	6,655,836	5,006
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	1,988,617	5,005
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	5,197,843	4,995
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,483,537	4,985
	Zhuguang Holdings Group Co. Ltd.	27,194,993	4,958
*	Niu Technologies ADR	519,110	4,957
*,1	Kingsoft Cloud Holdings Ltd. ADR	1,366,254	4,946
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	1,025,800	4,932
	YongXing Special Materials Technology Co. Ltd. Class A	317,600	4,925
	Suzhou TA&A Ultra Clean Technology Co. Ltd. Class A	537,441	4,923
	Western Superconducting Technologies Co. Ltd. Class A	400,074	4,920
[1]	Maanshan Iron & Steel Co. Ltd. Class H	12,514,000	4,893
	Xiamen C & D Inc. Class A	2,237,200	4,889
*	Zhejiang Century Huatong Group Co. Ltd. Class A	6,807,400	4,886
		Shares	Market Value• ($000)
[2]	Sunac Services Holdings Ltd.	8,960,777	4,884
	Shandong Nanshan Aluminum Co. Ltd. Class A	9,985,735	4,869
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	393,957	4,845
	By-health Co. Ltd. Class A	1,585,200	4,803
	Thunder Software Technology Co. Ltd. Class A	341,928	4,797
	Bank of Jiangsu Co. Ltd. Class A	4,341,984	4,797
[1]	China Modern Dairy Holdings Ltd.	32,817,606	4,776
	Shandong Sun Paper Industry JSC Ltd. Class A	2,540,900	4,722
	SooChow Securities Co. Ltd. Class A	4,608,877	4,709
	Xiamen Faratronic Co. Ltd. Class A	214,020	4,708
	XCMG Construction Machinery Co. Ltd. Class A	6,259,700	4,687
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	655,665	4,650
	AVIC Electromechanical Systems Co. Ltd. Class A	3,107,700	4,637
*	SOHO China Ltd.	25,371,205	4,636
*,1,2	Angelalign Technology Inc.	329,006	4,629
	Wuhan Guide Infrared Co. Ltd. Class A	1,987,279	4,613
	Sinoma Science & Technology Co. Ltd. Class A	1,513,872	4,612
	Shengyi Technology Co. Ltd. Class A	1,830,600	4,602
*	National Silicon Industry Group Co. Ltd. Class A	1,467,999	4,586
	Tongkun Group Co. Ltd. Class A	1,995,960	4,570

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Ningxia Baofeng Energy Group Co. Ltd. Class A	2,149,360	4,564
	Sunwoda Electronic Co. Ltd. Class A	1,375,504	4,550
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	6,899,200	4,548
*	Yunnan Aluminium Co. Ltd. Class A	2,906,900	4,546
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	152,600	4,543
	West China Cement Ltd.	28,882,756	4,542
*,2	Peijia Medical Ltd.	5,321,915	4,538
*	Hongfa Technology Co. Ltd. Class A	621,109	4,531
*	Jiangxi Special Electric Motor Co. Ltd. Class A	1,490,800	4,525
	JCET Group Co. Ltd. Class A	1,395,781	4,521
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	2,063,100	4,507
	Ningbo Deye Technology Co. Ltd. Class A	134,250	4,460
*	CMGE Technology Group Ltd.	16,946,000	4,447
	Beijing United Information Technology Co. Ltd. Class A	305,012	4,439
	Jason Furniture Hangzhou Co. Ltd. Class A	504,884	4,428
	Angel Yeast Co. Ltd. Class A	762,500	4,425
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,218,600	4,413
	Ningbo Zhoushan Port Co. Ltd. Class A	7,467,746	4,408
	Consun Pharmaceutical Group Ltd.	7,539,994	4,394
	Sichuan Swellfun Co. Ltd. Class A	411,620	4,376
		Shares	Market Value• ($000)
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	423,300	4,366
	Hunan Valin Steel Co. Ltd. Class A	4,963,640	4,352
*	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	3,394,230	4,331
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	1,555,200	4,320
	Changjiang Securities Co. Ltd. Class A	5,169,432	4,315
	Beijing Roborock Technology Co. Ltd. Class A	49,727	4,310
	Beijing Easpring Material Technology Co. Ltd. Class A	430,000	4,309
	Ovctek China Inc. Class A	771,904	4,308
	Inspur Electronic Information Industry Co. Ltd. Class A	1,157,552	4,303
	Shanghai RAAS Blood Products Co. Ltd. Class A	5,258,579	4,295
*	HUYA Inc. ADR	1,036,799	4,282
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	4,751,604	4,251
	China SCE Group Holdings Ltd.	23,690,345	4,239
	Ningbo Orient Wires & Cables Co. Ltd. Class A	595,600	4,229
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	218,360	4,214
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A (XSEC)	4,815,979	4,210
	Wens Foodstuffs Group Co. Ltd. Class A	1,487,855	4,201
*	I-Mab ADR	334,949	4,200
	Hangzhou Robam Appliances Co. Ltd. Class A	900,362	4,193
	GEM Co. Ltd. Class A	4,123,920	4,181

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Tongling Nonferrous Metals Group Co. Ltd. Class A	7,994,606	4,179
*,3	Luxi Chemical Group Co. Ltd. Class A	1,529,900	4,159
[1]	Logan Group Co. Ltd.	13,304,195	4,139
	Songcheng Performance Development Co. Ltd. Class A	2,193,570	4,136
	Guoyuan Securities Co. Ltd. Class A	4,548,540	4,134
	Weifu High-Technology Group Co. Ltd. Class B	2,019,242	4,121
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A (XSSC)	3,458,000	4,120
	Huaibei Mining Holdings Co. Ltd. Class A	1,926,098	4,116
	Hubei Energy Group Co. Ltd. Class A	6,602,867	4,093
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,613,000	4,087
	Inner Mongolia ERDOS Resources Co. Ltd. Class A	951,449	4,087
	Anjoy Foods Group Co. Ltd. Class A	208,657	4,084
	Guangdong Electric Power Development Co. Ltd. Class B	15,855,512	4,079
*	Suning.com Co. Ltd. Class A	8,350,048	4,079
	China Resources Medical Holdings Co. Ltd.	7,337,335	4,071
	Gongniu Group Co. Ltd. Class A	188,496	4,070
	Anhui Expressway Co. Ltd. Class A	3,720,033	4,061
	Shenzhen Energy Group Co. Ltd. Class A	4,598,857	4,044
		Shares	Market Value• ($000)
	China Molybdenum Co. Ltd. Class A (XSSC)	5,727,400	4,017
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	3,604,839	3,996
	Wuxi Shangji Automation Co. Ltd. Class A	216,400	3,970
	Financial Street Holdings Co. Ltd. Class A	4,058,405	3,963
*,2	China Renaissance Holdings Ltd.	3,145,000	3,960
	AECC Aero-Engine Control Co. Ltd. Class A	1,098,400	3,958
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	488,500	3,956
	China Harmony Auto Holding Ltd.	8,431,814	3,947
	Zhejiang Juhua Co. Ltd. Class A	2,308,646	3,945
	COSCO SHIPPING Development Co. Ltd. Class A (XSSC)	8,475,872	3,943
	Huafon Chemical Co. Ltd. Class A	3,361,005	3,941
	Shanghai Lingang Holdings Corp. Ltd. Class A	2,041,445	3,938
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSSC)	895,516	3,936
*	Bilibili Inc. ADR	161,629	3,934
	Yifeng Pharmacy Chain Co. Ltd. Class A	707,818	3,933
*	Sinofert Holdings Ltd.	23,574,198	3,931
[1]	Dongfang Electric Corp. Ltd. Class H	3,643,592	3,919
	KWG Living Group Holdings Ltd.	10,359,701	3,898
	Sinopec Kantons Holdings Ltd.	11,418,700	3,885
[3]	Henan Shenhuo Coal & Power Co. Ltd. Class A	2,137,600	3,885

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Bank of Changsha Co. Ltd. Class A	3,456,600	3,880
	Hengyi Petrochemical Co. Ltd. Class A	3,349,140	3,861
*	Yunnan Tin Co. Ltd. Class A	1,429,273	3,850
	Greenland Holdings Corp. Ltd. Class A	5,282,299	3,842
	Hualan Biological Engineering Inc. Class A	1,526,255	3,841
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	1,104,127	3,829
	Jafron Biomedical Co. Ltd. Class A	611,926	3,820
	First Capital Securities Co. Ltd. Class A	4,579,200	3,820
[2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	394,048	3,819
	SDIC Capital Co. Ltd. Class A	3,945,860	3,815
*,1,2	Mobvista Inc.	5,913,000	3,792
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	811,173	3,788
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	717,079	3,776
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,467,448	3,775
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	1,312,840	3,764
	Shoucheng Holdings Ltd.	27,514,925	3,757
	Sinomine Resource Group Co. Ltd. Class A	303,184	3,757
*	Sichuan Hebang Biotechnology Co. Ltd. Class A	7,881,700	3,753
	Zhejiang Longsheng Group Co. Ltd. Class A	2,456,400	3,739
*	Youngy Co. Ltd. Class A	239,400	3,739
*,3	China Zhongwang Holdings Ltd.	17,459,813	3,738
		Shares	Market Value• ($000)
	Bank of Chongqing Co. Ltd. Class H	6,595,603	3,734
	Sailun Group Co. Ltd. Class A	2,556,164	3,712
	China Greatwall Technology Group Co. Ltd. Class A	2,729,700	3,707
	Zhejiang Supor Co. Ltd. Class A	445,175	3,704
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	14,924,161	3,701
	Beijing Dabeinong Technology Group Co. Ltd. Class A	3,422,600	3,701
[1,2]	Shandong Gold Mining Co. Ltd. Class H	2,000,703	3,695
*	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	208,535	3,694
*	Kuang-Chi Technologies Co. Ltd. Class A	1,843,500	3,684
*	Lingyi iTech Guangdong Co. Class A	5,715,900	3,675
	China Zheshang Bank Co. Ltd. Class A	7,332,100	3,675
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	5,370,897	3,672
[2]	Pharmaron Beijing Co. Ltd. Class H	292,300	3,672
*	Shenzhen Kedali Industry Co. Ltd. Class A	200,605	3,670
*	Huangshan Tourism Development Co. Ltd. Class B	5,057,178	3,669
*	LexinFintech Holdings Ltd. ADR	1,432,199	3,666
	Huaxin Cement Co. Ltd. Class A (XSSC)	1,098,881	3,630
	Hisense Home Appliances Group Co. Ltd.	3,721,464	3,616
*	Huaxin Cement Co. Ltd. Class H	1,942,533	3,614

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Oppein Home Group Inc. Class A	205,000	3,612
	Ingenic Semiconductor Co. Ltd. Class A	323,446	3,601
	Dongxing Securities Co. Ltd. Class A	2,900,222	3,595
	Wuchan Zhongda Group Co. Ltd. Class A	4,822,385	3,595
	Beijing Shiji Information Technology Co. Ltd. Class A	1,317,680	3,572
	Zhuhai Huafa Properties Co. Ltd. Class A	3,082,200	3,568
	Q Technology Group Co. Ltd.	5,068,379	3,566
[1,2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	780,282	3,565
*	NavInfo Co. Ltd. Class A	1,898,919	3,553
	Huadian Power International Corp. Ltd. Class A (XSSC)	6,238,600	3,518
[2]	China New Higher Education Group Ltd.	10,036,112	3,517
	Greatview Aseptic Packaging Co. Ltd.	12,929,754	3,515
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	476,124	3,514
	Skshu Paint Co. Ltd. Class A	313,421	3,511
	Hesteel Co. Ltd. Class A	9,894,043	3,480
*	BTG Hotels Group Co. Ltd. Class A	981,188	3,479
*	TCL Electronics Holdings Ltd.	7,655,732	3,463
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	4,867,892	3,463
	China South Publishing & Media Group Co. Ltd. Class A	2,364,461	3,441
	Times China Holdings Ltd.	9,678,559	3,432
		Shares	Market Value• ($000)
	Tian Lun Gas Holdings Ltd.	5,785,520	3,395
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	7,263,305	3,392
	Bethel Automotive Safety Systems Co. Ltd. Class A	392,700	3,383
	Westone Information Industry Inc. Class A	707,989	3,378
	Western Mining Co. Ltd. Class A	1,893,667	3,377
[1]	Kangji Medical Holdings Ltd.	3,668,782	3,377
	Tianshui Huatian Technology Co. Ltd. Class A	2,627,745	3,374
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	2,706,033	3,373
*,1,3	Kaisa Group Holdings Ltd.	31,448,882	3,367
	Shenzhen Capchem Technology Co. Ltd. Class A	335,935	3,366
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	626,200	3,363
	Zhejiang China Commodities City Group Co. Ltd. Class A	4,370,600	3,362
	Beijing Tiantan Biological Products Corp. Ltd. Class A	1,131,615	3,362
	Tangshan Jidong Cement Co. Ltd. Class A	2,062,700	3,352
	Fangda Carbon New Material Co. Ltd. Class A	3,147,945	3,349
	Proya Cosmetics Co. Ltd. Class A	109,632	3,346
	Humanwell Healthcare Group Co. Ltd. Class A	1,415,300	3,342
	Shanghai Medicilon Inc. Class A	57,784	3,340

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Haohua Chemical Science & Technology Co. Ltd.	678,900	3,339
	AVICOPTER plc Class A	517,991	3,333
[2]	Archosaur Games Inc.	3,518,676	3,330
	Xinjiang Tianshan Cement Co. Ltd. Class A	1,809,680	3,329
*	DouYu International Holdings Ltd. ADR	1,878,388	3,325
	Sichuan Yahua Industrial Group Co. Ltd. Class A	836,600	3,324
	Keda Industrial Group Co. Ltd.	1,549,041	3,322
	Shenghe Resources Holding Co. Ltd. Class A	1,403,500	3,315
*,1	EHang Holdings Ltd. ADR	392,847	3,304
*	Sichuan New Energy Power Co. Ltd.	1,309,607	3,275
	Hengtong Optic-electric Co. Ltd. Class A	2,157,360	3,272
	Western Securities Co. Ltd. Class A	3,483,344	3,271
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A (XSSC)	3,261,275	3,267
	Zhefu Holding Group Co. Ltd. Class A	4,826,150	3,260
	Shanghai Huayi Group Co. Ltd. Class B	4,479,735	3,252
	Tofflon Science & Technology Group Co. Ltd. Class A	617,400	3,252
	Jizhong Energy Resources Co. Ltd. Class A	2,849,376	3,246
	Southwest Securities Co. Ltd. Class A	5,775,609	3,244
*,1,2	Ascentage Pharma Group International	1,904,028	3,242
		Shares	Market Value• ($000)
	Bank of Chengdu Co. Ltd. Class A	1,269,227	3,214
	Jinke Properties Group Co. Ltd. Class A	4,716,739	3,202
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A	484,637	3,202
	SPIC Dongfang New Energy Corp. Class A	4,905,894	3,202
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	3,176,313	3,197
*	Shanghai Junshi Biosciences Co. Ltd. Class A	221,954	3,194
	G-bits Network Technology Xiamen Co. Ltd. Class A	62,649	3,187
	Weihai Guangwei Composites Co. Ltd. Class A	423,740	3,185
*,2,3	CStone Pharmaceuticals	4,959,376	3,185
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,236,731	3,175
	Shanghai Electric Power Co. Ltd. Class A	2,367,208	3,174
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	2,022,400	3,172
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	511,952	3,170
	Shanxi Securities Co. Ltd. Class A	4,162,379	3,143
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	1,865,496	3,139
	Bank of Guiyang Co. Ltd. Class A	3,375,900	3,139
	Shanghai M&G Stationery Inc. Class A	433,200	3,138
[2]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	2,419,401	3,137
*	Yintai Gold Co. Ltd. Class A	2,218,400	3,128

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Liaoning Port Co. Ltd. Class A	12,384,565	3,127
*,1	Comba Telecom Systems Holdings Ltd.	18,606,993	3,124
*,1,2	Ascletis Pharma Inc.	5,828,704	3,124
	Sinolink Securities Co. Ltd. Class A	2,512,146	3,119
	Kingfa Sci & Tech Co. Ltd. Class A	2,489,700	3,109
	Livzon Pharmaceutical Group Inc. Class A (XSEC)	617,543	3,108
	Chacha Food Co. Ltd. Class A	386,978	3,106
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	796,234	3,104
	Guangxi Guiguan Electric Power Co. Ltd. Class A	3,599,184	3,100
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	1,347,100	3,098
*	Longshine Technology Group Co. Ltd. Class A	970,856	3,071
	Shenzhen Senior Technology Material Co. Ltd. Class A	967,421	3,070
	Apeloa Pharmaceutical Co. Ltd. Class A	1,088,400	3,066
	China Shineway Pharmaceutical Group Ltd.	3,751,854	3,065
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSSC)	1,152,367	3,064
*,2	Ocumension Therapeutics	2,551,000	3,063
	Jointown Pharmaceutical Group Co. Ltd. Class A	1,571,414	3,049
	Sealand Securities Co. Ltd. Class A	5,956,200	3,019
*	Dazhong Transportation Group Co. Ltd. Class B	10,955,524	3,018
		Shares	Market Value• ($000)
	Daan Gene Co. Ltd. Class A	1,104,270	3,009
	Xiamen Tungsten Co. Ltd. Class A	1,266,791	3,001
	Shanghai Jahwa United Co. Ltd. Class A	636,655	2,996
*	Youdao Inc. ADR	416,089	2,996
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	923,000	2,993
	Avary Holding Shenzhen Co. Ltd. Class A	675,240	2,991
	TangShan Port Group Co. Ltd. Class A	7,197,500	2,989
	China Minmetals Rare Earth Co. Ltd. Class A	856,600	2,985
	Do-Fluoride New Materials Co. Ltd. Class A	629,700	2,977
	Anhui Expressway Co. Ltd. Class H	3,374,239	2,974
*,2	Meitu Inc.	25,085,704	2,971
	Nanjing Securities Co. Ltd. Class A	2,642,900	2,966
	China Railway Signal & Communication Corp. Ltd. Class A	4,522,910	2,955
	China Meheco Co. Ltd. Class A	922,364	2,947
	Zhuzhou Kibing Group Co. Ltd. Class A	1,769,000	2,946
	Dian Diagnostics Group Co. Ltd. Class A	594,000	2,935
	Sieyuan Electric Co. Ltd. Class A	648,200	2,934
	WUS Printed Circuit Kunshan Co. Ltd. Class A	1,495,450	2,922
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	621,857	2,918
*	Zhejiang Yongtai Technology Co. Ltd. Class A	772,264	2,913
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	1,122,800	2,913
[1,2]	Redco Properties Group Ltd.	10,424,787	2,900

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Tianjin Guangyu Development Co. Ltd. Class A	1,727,490	2,893
*	Shanghai Friendess Electronic Technology Corp. Ltd. Class A	77,282	2,877
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	1,309,087	2,871
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	1,248,740	2,865
	Hisense Home Appliances Group Co. Ltd. Class A (XSEC)	1,606,957	2,857
	China Baoan Group Co. Ltd. Class A	2,113,864	2,854
	China Foods Ltd.	7,962,706	2,844
	Fangda Special Steel Technology Co. Ltd. Class A	2,242,839	2,842
	Anhui Jinhe Industrial Co. Ltd. Class A	494,773	2,831
*,2	China East Education Holdings Ltd.	5,553,127	2,827
	CECEP Solar Energy Co. Ltd. Class A	2,808,200	2,826
	CECEP Wind-Power Corp. Class A	4,669,344	2,826
*,2	Red Star Macalline Group Corp. Ltd. Class H	6,661,764	2,815
	Shaanxi International Trust Co. Ltd. Class A	6,349,200	2,805
	Unisplendour Corp. Ltd. Class A	1,093,352	2,804
	Beijing Enlight Media Co. Ltd. Class A	2,552,180	2,797
	Heilongjiang Agriculture Co. Ltd. Class A	1,313,700	2,796
	Glarun Technology Co. Ltd. Class A	1,290,100	2,791
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	362,696	2,789
		Shares	Market Value• ($000)
*	Gaotu Techedu Inc. ADR	1,753,767	2,788
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	771,230	2,781
	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	168,200	2,775
	Beijing Shougang Co. Ltd. Class A	3,849,095	2,770
	JNBY Design Ltd.	2,547,664	2,770
	Qingdao Haier Biomedical Co. Ltd. Class A	283,322	2,768
	Zhejiang Cfmoto Power Co. Ltd. Class A	156,300	2,757
	Yantai Eddie Precision Machinery Co. Ltd. Class A	950,684	2,751
*	Chongqing Iron & Steel Co. Ltd. Class A	9,896,474	2,743
	Wuxi Taiji Industry Co. Ltd. Class A	2,737,153	2,740
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	1,558,000	2,732
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	498,701	2,727
	Jiangsu Azure Corp.	965,000	2,727
	Northeast Securities Co. Ltd. Class A	2,763,300	2,725
	Shanghai Bailian Group Co. Ltd. Class B	3,480,464	2,720
	China National Medicines Corp. Ltd. Class A	610,388	2,720
	Beijing Capital Development Co. Ltd. Class A	3,145,413	2,712
	China South City Holdings Ltd.	28,703,084	2,707
*	Grandjoy Holdings Group Co. Ltd. Class A	4,543,046	2,703

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	148,055	2,696
	Shanghai Construction Group Co. Ltd. Class A	5,482,700	2,683
	Zhejiang Orient Gene Biotech Co. Ltd. Class A	97,310	2,682
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	349,100	2,667
[1,2]	Viva Biotech Holdings	8,471,158	2,665
	China Great Wall Securities Co. Ltd. Class A	2,147,000	2,660
*	Hang Zhou Great Star Industrial Co. Ltd. Class A	1,140,500	2,656
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	2,479,820	2,652
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A (XSEC)	1,561,558	2,644
[2]	AK Medical Holdings Ltd.	4,875,598	2,640
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	3,607,800	2,622
	Guangzhou Haige Communications Group Inc. Co. Class A	1,915,959	2,622
	Sinofibers Technology Co. Ltd. Class A	372,623	2,618
	Beijing Yanjing Brewery Co. Ltd. Class A	2,523,610	2,612
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A	1,061,000	2,607
	Xinyangfeng Agricultural Technology Co. Ltd. Class A	1,110,800	2,606
*	Sichuan Development Lomon Co. Ltd. Class A	1,709,150	2,602
		Shares	Market Value• ($000)
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	224,104	2,601
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	221,400	2,598
	Wuhan DR Laser Technology Corp. Ltd. Class A	86,100	2,595
*	Guangshen Railway Co. Ltd. Class H	15,465,193	2,583
	Bafang Electric Suzhou Co. Ltd. Class A	110,800	2,581
[2]	Hope Education Group Co. Ltd.	42,653,194	2,580
	Xinjiang Zhongtai Chemical Co. Ltd. Class A	2,308,100	2,573
	Jiangsu Yoke Technology Co. Ltd. Class A	379,900	2,566
	Han's Laser Technology Industry Group Co. Ltd. Class A	615,300	2,562
	China Merchants Property Operation & Service Co. Ltd. Class A	926,700	2,558
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	1,162,204	2,545
[1,3]	China Aoyuan Group Ltd.	16,923,787	2,545
*	Guangdong Golden Dragon Development Inc. Class A	1,354,300	2,539
	BBMG Corp. Class A (XSSC)	5,978,491	2,531
	Datang International Power Generation Co. Ltd. Class A	7,313,411	2,529
*	Jilin Electric Power Co. Ltd. Class A	2,676,400	2,529
	Weifu High-Technology Group Co. Ltd. Class A	826,241	2,528
	Xiamen Xiangyu Co. Ltd. Class A	1,911,701	2,527

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	531,500	2,523
*,1,2	Medlive Technology Co. Ltd.	2,159,500	2,521
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	242,010	2,520
*	Fujian Sunner Development Co. Ltd. Class A	1,022,800	2,517
*	Guangdong HEC Technology Holding Co. Ltd. Class A	2,649,467	2,514
	Shandong Denghai Seeds Co. Ltd. Class A	754,700	2,510
	Zhejiang Hailiang Co. Ltd. Class A	1,836,000	2,508
	Yunnan Copper Co. Ltd. Class A	1,599,700	2,508
	Xi'an Triangle Defense Co. Ltd. Class A	428,320	2,506
	Zhongji Innolight Co. Ltd. Class A	541,679	2,505
*	Shenzhen Properties & Resources Development Group Ltd. Class A	1,389,110	2,504
*	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	663,343	2,502
	Dong-E-E-Jiao Co. Ltd. Class A	545,380	2,494
	Jiangxi Copper Co. Ltd. Class A	948,901	2,494
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	1,399,207	2,485
	Tianfeng Securities Co. Ltd. Class A	5,491,326	2,485
	Tianma Microelectronics Co. Ltd. Class A	1,796,321	2,477
	FAW Jiefang Group Co. Ltd. Class A	2,022,485	2,477
		Shares	Market Value• ($000)
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	2,997,900	2,474
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	3,906,300	2,460
	Nanjing Iron & Steel Co. Ltd. Class A	4,548,246	2,460
	Quectel Wireless Solutions Co. Ltd. Class A	109,846	2,460
	Shenzhen Sunlord Electronics Co. Ltd. Class A	651,400	2,458
	Perfect World Co. Ltd. Class A	1,102,250	2,454
*	China High Speed Transmission Equipment Group Co. Ltd.	4,393,236	2,453
	Sinoma International Engineering Co. Class A	2,078,800	2,445
	Risen Energy Co. Ltd. Class A	751,059	2,445
*	Tongdao Liepin Group	1,319,451	2,444
*	Sinopec Oilfield Service Corp. Class H	32,772,792	2,441
	Hangzhou Oxygen Plant Group Co. Ltd.	618,100	2,436
*	C&D Property Management Group Co. Ltd.	5,061,088	2,436
*,1,2	Maoyan Entertainment	3,087,177	2,435
*	China Eastern Airlines Corp. Ltd. Class A (XSSC)	3,407,300	2,425
	China Dongxiang Group Co. Ltd.	42,509,861	2,423
	Lier Chemical Co. Ltd. Class A	767,622	2,423
*	Hi Sun Technology China Ltd.	20,092,456	2,421
	GRG Banking Equipment Co. Ltd. Class A	1,876,043	2,414
	Hangjin Technology Co. Ltd. Class A	564,200	2,413

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Fujian Funeng Co. Ltd. Class A	1,266,642	2,409
	Central China Securities Co. Ltd. Class A (XSSC)	4,044,600	2,409
	Titan Wind Energy Suzhou Co. Ltd. Class A	1,592,800	2,396
	Chengtun Mining Group Co. Ltd. Class A	2,289,000	2,395
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	641,480	2,392
	Guangzhou Restaurant Group Co. Ltd. Class A	725,760	2,382
*,1,2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	3,726,664	2,382
	Beijing Sinnet Technology Co. Ltd. Class A	1,636,900	2,380
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	2,715,377	2,374
	Bank of Chongqing Co. Ltd. Class A	2,031,359	2,366
	Huali Industrial Group Co. Ltd. Class A	227,558	2,364
	Yunda Holding Co. Ltd. Class A	1,016,885	2,359
[2]	China Yuhua Education Corp. Ltd.	13,512,786	2,352
	Winning Health Technology Group Co. Ltd. Class A	1,963,130	2,350
	Health & Happiness H&H International Holdings Ltd.	2,135,307	2,347
	Red Avenue New Materials Group Co. Ltd. Class A	618,700	2,336
	INESA Intelligent Tech Inc. Class B	4,838,246	2,332
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A (XSSC)	1,452,983	2,326
		Shares	Market Value• ($000)
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	1,507,580	2,320
	Sanquan Food Co. Ltd. Class A	782,125	2,315
*	China Common Rich Renewable Energy Investments Ltd.	84,704,000	2,315
	Kunlun Tech Co. Ltd. Class A	1,068,645	2,309
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	5,811,900	2,302
*	Bank of Zhengzhou Co. Ltd. Class A	5,740,623	2,301
	CTS International Logistics Corp. Ltd. Class A	1,694,132	2,300
	Shenzhen SC New Energy Technology Corp. Class A	257,306	2,296
	Kaishan Group Co. Ltd. Class A	1,177,149	2,292
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	1,306,800	2,291
[1]	First Tractor Co. Ltd. Class H	4,684,714	2,287
	Guolian Securities Co. Ltd. Class A	1,625,200	2,285
	Shandong Shida Shenghua Chemical Group Co. Ltd. Class A	158,504	2,285
	Shenzhen Tagen Group Co. Ltd. Class A	2,271,945	2,284
	Jiangxi Zhengbang Technology Co. Ltd. Class A	2,597,802	2,284
	China Galaxy Securities Co. Ltd. Class A	1,620,500	2,260
*	PharmaBlock Sciences Nanjing Inc. Class A	195,977	2,260
	Shanghai Haixin Group Co. Class B	7,509,733	2,255
	Harbin Electric Co. Ltd. Class H	8,451,020	2,238

Total International Stock Index Fund
		Shares	Market Value• ($000)
	State Grid Information & Communication Co. Ltd.	1,205,122	2,233
*,3	China Huiyuan Juice Group Ltd.	8,667,863	2,231
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	771,541	2,218
*	OneConnect Financial Technology Co. Ltd. ADR	1,618,435	2,217
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	1,047,900	2,214
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	963,350	2,202
*	OFILM Group Co. Ltd. Class A	2,631,614	2,194
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	1,675,960	2,194
	Eastroc Beverage Group Co. Ltd. Class A	117,900	2,194
	Shanying International Holding Co. Ltd. Class A	5,151,400	2,193
	DHC Software Co. Ltd. Class A	2,504,600	2,190
	Sino Wealth Electronic Ltd. Class A	253,869	2,188
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	2,898,493	2,184
	Shanghai Tunnel Engineering Co. Ltd. Class A	2,462,720	2,181
	Guangzhou Wondfo Biotech Co. Ltd. Class A	329,576	2,169
	Sinotrans Ltd. Class A (XSSC)	3,819,621	2,168
	Xuji Electric Co. Ltd. Class A	920,400	2,166
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	584,981	2,166
*	Shenzhen Airport Co. Ltd. Class A	2,236,800	2,155
		Shares	Market Value• ($000)
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	1,516,216	2,152
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	4,889,190	2,152
	Hunan Zhongke Electric Co. Ltd. Class A	552,797	2,152
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	44,233	2,147
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	3,591,330	2,141
	Maanshan Iron & Steel Co. Ltd. Class A (XSSC)	3,598,561	2,139
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	1,932,600	2,137
	Offshore Oil Engineering Co. Ltd. Class A	3,454,900	2,136
[1,2]	China Everbright Greentech Ltd.	8,276,713	2,135
	Gaona Aero Material Co. Ltd. Class A	491,800	2,135
	Shanghai Chinafortune Co. Ltd. Class A	1,455,500	2,134
	Chengdu Xingrong Environment Co. Ltd. Class A	2,830,200	2,132
	CPMC Holdings Ltd.	4,288,018	2,130
	Xiamen Kingdomway Group Co. Class A	667,531	2,127
*	China Railway Materials Co. Ltd. Class A	5,114,500	2,121
	Shanxi Coking Co. Ltd. Class A	2,524,771	2,120
	Fibocom Wireless Inc. Class A	461,560	2,119
	Huaxi Securities Co. Ltd. Class A	2,013,739	2,118
	Raytron Technology Co. Ltd. Class A	390,556	2,112

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,1	XPeng Inc. Class A	169,809	2,110
*	North Industries Group Red Arrow Co. Ltd. Class A	669,000	2,107
	Sichuan Expressway Co. Ltd. Class A (XSSC)	3,352,992	2,104
	Riyue Heavy Industry Co. Ltd. Class A	856,833	2,100
	Zhejiang Meida Industrial Co. Ltd. Class A	984,480	2,094
	Beijing North Star Co. Ltd. Class A	6,093,681	2,094
	China National Accord Medicines Corp. Ltd. Class B	998,169	2,088
*	Shandong Longda Meishi Co. Ltd. Class A	1,374,299	2,084
	Shennan Circuits Co. Ltd. Class A	145,287	2,082
	Shanghai Wanye Enterprises Co. Ltd. Class A	898,000	2,080
	GCL Energy Technology Co. Ltd.	1,066,000	2,077
	Shandong Publishing & Media Co. Ltd. Class A	2,313,687	2,076
	CNGR Advanced Material Co. Ltd. Class A	164,700	2,076
*	Ronshine China Holdings Ltd.	7,014,985	2,074
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd.	1,455,700	2,070
	Central China Management Co. Ltd.	13,212,625	2,069
*	Shandong Head Group Co. Ltd. Class A	312,967	2,066
[1,3]	Fire Rock Holdings Ltd.	28,888,300	2,062
*	GDS Holdings Ltd. ADR	65,452	2,056
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	1,651,900	2,056
		Shares	Market Value• ($000)
	Sunflower Pharmaceutical Group Co. Ltd. Class A	728,495	2,047
	Wanxiang Qianchao Co. Ltd. Class A	2,627,230	2,046
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	3,398,415	2,043
	TongFu Microelectronics Co. Ltd. Class A	1,029,202	2,043
*	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	721,761	2,041
	Guangzhou Automobile Group Co. Ltd. Class A (XSSC)	1,112,940	2,039
	Jiangsu Guotai International Group Co. Ltd.	1,469,884	2,032
	East Group Co. Ltd. Class A	2,114,600	2,032
*	Shanghai Milkground Food Tech Co. Ltd. Class A	436,700	2,026
*	Burning Rock Biotech Ltd. ADR	367,487	2,025
	Wuxi NCE Power Co. Ltd. Class A	148,534	2,019
	Shenzhen Gas Corp. Ltd. Class A	2,087,100	2,018
	Hubei Dinglong Co. Ltd. Class A	811,900	2,017
	5I5J Holding Group Co. Ltd. Class A	4,654,981	2,015
*	Hubei Yihua Chemical Industry Co. Ltd. Class A	766,600	2,012
	Qianhe Condiment & Food Co. Ltd. Class A	755,102	2,011
	Chongqing Department Store Co. Ltd. Class A	477,000	2,008
*	Zhongtian Financial Group Co. Ltd. Class A	6,203,600	2,008
*	Shenzhen SED Industry Co. Ltd. Class A	981,300	2,007

Total International Stock Index Fund
		Shares	Market Value• ($000)
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A	2,315,615	2,007
*	Air China Ltd. Class A (XSSC)	1,406,800	2,005
	Shanghai Shimao Co. Ltd. Class A	4,285,304	2,004
	Nantong Jianghai Capacitor Co. Ltd. Class A	698,845	2,004
	Anhui Construction Engineering Group Co. Ltd. Class A	2,114,587	2,003
	Zhejiang HangKe Technology Inc. Co. Class A	304,704	2,001
	Zhongtai Securities Co. Ltd. Class A	1,835,600	2,000
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	1,256,800	1,996
	Hongta Securities Co. Ltd. Class A	1,470,823	1,996
	China Lilang Ltd.	4,128,094	1,994
	Anhui Yingjia Distillery Co. Ltd. Class A	230,000	1,992
	Guocheng Mining Co. Ltd. Class A	935,164	1,987
	Sunresin New Materials Co. Ltd. Class A	196,619	1,986
	Yifan Pharmaceutical Co. Ltd. Class A	1,109,900	1,985
*,1,3	National Agricultural Holdings Ltd.	13,075,708	1,983
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	2,295,200	1,981
	RiseSun Real Estate Development Co. Ltd. Class A	3,487,556	1,981
	Beijing GeoEnviron Engineering & Technology Inc. Class A	914,546	1,978
		Shares	Market Value• ($000)
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	7,357,725	1,976
	Biem.L.Fdlkk Garment Co. Ltd. Class A	583,540	1,974
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	729,700	1,967
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	2,733,500	1,960
[1]	Yuzhou Group Holdings Co. Ltd.	27,586,579	1,951
	Harbin Boshi Automation Co. Ltd. Class A	1,241,125	1,941
*,1	LVGEM China Real Estate Investment Co. Ltd.	14,372,602	1,940
	Yankuang Energy Group Co. Ltd. Class A (XSSC)	369,800	1,939
	ORG Technology Co. Ltd. Class A	2,629,700	1,935
	Times Neighborhood Holdings Ltd.	7,182,870	1,935
*	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	3,037,000	1,934
	Valiant Co. Ltd. Class A	719,500	1,934
	Guangdong Hongda Holdings Group Co. Ltd. Class A	644,400	1,931
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	952,080	1,929
	Bright Dairy & Food Co. Ltd. Class A	1,157,448	1,928
*	Shanghai Liangxin Electrical Co. Ltd. Class A	1,196,692	1,923
*	Beijing Enterprises Clean Energy Group Ltd.	201,763,090	1,922
	Xianhe Co. Ltd. Class A	642,800	1,920

Total International Stock Index Fund
		Shares	Market Value• ($000)
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	1,666,524	1,919
	Vats Liquor Chain Store Management JSC Ltd. Class A	349,500	1,916
*	Intco Medical Technology Co. Ltd. Class A	440,250	1,914
	Wolong Electric Group Co. Ltd. Class A	1,162,300	1,905
	Newland Digital Technology Co. Ltd. Class A	1,070,097	1,902
	Huagong Tech Co. Ltd. Class A	750,600	1,900
	Beijing Shunxin Agriculture Co. Ltd. Class A	615,429	1,898
	C&S Paper Co. Ltd. Class A	1,196,908	1,898
	Nanjing Hanrui Cobalt Co. Ltd. Class A	246,600	1,895
	Eastern Communications Co. Ltd. Class B	4,633,259	1,894
	Keshun Waterproof Technologies Co. Ltd. Class A	1,167,720	1,894
	Victory Giant Technology Huizhou Co. Ltd. Class A	747,962	1,892
	Infore Environment Technology Group Co. Ltd. Class A	2,812,088	1,891
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	761,215	1,886
	Shenzhen Sunway Communication Co. Ltd. Class A	854,235	1,881
*	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	226,094	1,881
	COFCO Biotechnology Co. Ltd. Class A	1,521,100	1,880
		Shares	Market Value• ($000)
	Wuhu Token Science Co. Ltd. Class A	2,045,128	1,878
*	Suning Universal Co. Ltd. Class A	3,542,392	1,874
*	Beijing BDStar Navigation Co. Ltd. Class A	449,100	1,873
	Shandong Linglong Tyre Co. Ltd. Class A	697,816	1,869
	Sichuan Hexie Shuangma Co. Ltd. Class A	706,900	1,867
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A	922,000	1,867
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	1,606,796	1,865
	CNOOC Energy Technology & Services Ltd. Class A	5,179,400	1,858
	Grandblue Environment Co. Ltd. Class A	664,636	1,857
	Sansteel Minguang Co. Ltd. Fujian Class A	1,782,300	1,852
	Jingjin Equipment Inc. Class A	340,686	1,851
*	Shenzhen MTC Co. Ltd. Class A	3,810,500	1,850
	Lianhe Chemical Technology Co. Ltd. Class A	926,552	1,849
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	997,006	1,841
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	106,900	1,839
	Shandong Hi-speed Co. Ltd. Class A	2,185,500	1,834
	Addsino Co. Ltd. Class A	1,350,000	1,832
	Shandong Pharmaceutical Glass Co. Ltd. Class A	580,080	1,829
	Tian Di Science & Technology Co. Ltd. Class A	2,695,445	1,828

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Jiangsu Linyang Energy Co. Ltd. Class A	1,763,000	1,828
	Leyard Optoelectronic Co. Ltd. Class A	2,029,000	1,827
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	1,022,980	1,815
	Greenland Hong Kong Holdings Ltd.	8,732,362	1,815
*	GCL System Integration Technology Co. Ltd. Class A	4,364,100	1,807
*	Pacific Shuanglin Bio-pharmacy Co. Ltd.	671,959	1,804
[3]	Shanghai Weaver Network Co. Ltd. Class A	283,604	1,803
*	Guosheng Financial Holding Inc. Class A	1,441,200	1,800
	Shenzhen Jinjia Group Co. Ltd. Class A	1,360,968	1,797
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	1,820,900	1,793
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	1,610,194	1,786
	Shenzhen Kaifa Technology Co. Ltd. Class A	1,212,750	1,782
	Zhejiang Dingli Machinery Co. Ltd. Class A	317,685	1,781
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	352,000	1,779
	China Automotive Engineering Research Institute Co. Ltd. Class A	939,790	1,778
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	402,594	1,763
*	Hainan Strait Shipping Co. Ltd. Class A	2,358,251	1,759
		Shares	Market Value• ($000)
	Juewei Food Co. Ltd. Class A	265,364	1,757
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	193,146	1,754
	Beibuwan Port Co. Ltd. Class A	1,547,140	1,753
	Beijing Originwater Technology Co. Ltd. Class A	2,479,000	1,751
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	373,200	1,749
*	Gree Real Estate Co. Ltd. Class A	2,252,569	1,746
	Hefei Meiya Optoelectronic Technology Inc. Class A	509,920	1,743
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	852,900	1,740
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	845,509	1,736
[1]	Zhongliang Holdings Group Co. Ltd.	5,408,689	1,736
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	777,800	1,735
	Laobaixing Pharmacy Chain JSC Class A	356,613	1,734
	Anhui Guangxin Agrochemical Co. Ltd. Class A	321,800	1,734
	Fujian Star-net Communication Co. Ltd. Class A	529,433	1,731
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	1,007,800	1,730
	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	1,730,201	1,729
	Anhui Kouzi Distillery Co. Ltd. Class A	223,300	1,726
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	4,044,300	1,724

Total International Stock Index Fund
		Shares	Market Value• ($000)
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	410,384	1,722
*	Guangshen Railway Co. Ltd. Class A (XSSC)	5,495,100	1,721
	Jiayuan International Group Ltd.	11,342,671	1,719
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	914,200	1,717
	Sangfor Technologies Inc. Class A	127,679	1,714
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	253,381	1,712
	Shanxi Blue Flame Holding Co. Ltd. Class A	1,037,643	1,698
	Ningbo Joyson Electronic Corp. Class A	1,034,900	1,697
	Shanghai Environment Group Co. Ltd. Class A	1,166,955	1,697
	Shanghai Pudong Construction Co. Ltd. Class A	1,680,539	1,694
	Sichuan Expressway Co. Ltd. Class H	6,093,253	1,692
	Hangzhou Dptech Technologies Co. Ltd. Class A	538,554	1,691
	KBC Corp. Ltd. Class A	52,836	1,690
	GCI Science & Technology Co. Ltd. Class A	593,000	1,689
*	Jiuzhitang Co. Ltd. Class A	1,329,601	1,688
	Qingdao TGOOD Electric Co. Ltd. Class A	809,618	1,687
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	277,430	1,685
[1]	Zhenro Properties Group Ltd.	21,843,164	1,680
		Shares	Market Value• ($000)
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	568,168	1,678
	Anhui Anke Biotechnology Group Co. Ltd. Class A	1,310,617	1,677
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	3,568,900	1,673
*	Haisco Pharmaceutical Group Co. Ltd. Class A	752,163	1,672
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	45,063	1,670
	CGN Power Co. Ltd. Class A	3,900,400	1,669
	Joyoung Co. Ltd. Class A	733,277	1,667
	CQ Pharmaceutical Holding Co. Ltd. Class A	2,277,401	1,665
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	415,561	1,664
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	399,500	1,663
	Tianshan Aluminum Group Co. Ltd. Class A	1,613,400	1,662
	COFCO Capital Holdings Co. Ltd. Class A	1,519,284	1,656
	Nanjing Yunhai Special Metals Co. Ltd. Class A	625,866	1,653
	NanJi E-Commerce Co. Ltd. Class A	2,289,093	1,652
	Suofeiya Home Collection Co. Ltd. Class A	535,400	1,649
	CGN Nuclear Technology Development Co. Ltd. Class A	1,314,728	1,649
	Wasu Media Holding Co. Ltd. Class A	1,460,700	1,644
*	Bohai Leasing Co. Ltd. Class A	5,246,500	1,643

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Guangxi Wuzhou Communications Co. Ltd. Class A	2,784,880	1,638
	Yankershop Food Co. Ltd. Class A	155,369	1,638
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	544,725	1,636
	China Publishing & Media Co. Ltd. Class A	2,400,990	1,636
	Xingda International Holdings Ltd.	9,106,286	1,633
*	Beijing Jetsen Technology Co. Ltd. Class A	2,250,400	1,633
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	3,160,979	1,632
	China International Marine Containers Group Co. Ltd. Class A (XSEC)	865,500	1,631
	Shanghai Huace Navigation Technology Ltd. Class A	332,300	1,629
	Hangcha Group Co. Ltd. Class A	736,444	1,627
	Chinalin Securities Co. Ltd. Class A	782,500	1,627
	China Kepei Education Group Ltd.	5,845,574	1,623
*	Chengzhi Co. Ltd. Class A	1,133,107	1,619
*	Mianyang Fulin Precision Co. Ltd.	541,047	1,617
*	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	2,291,700	1,615
	China Express Airlines Co. Ltd. Class A	1,037,390	1,610
*	Jiangsu Akcome Science & Technology Co. Ltd. Class A	3,917,400	1,609
	CMST Development Co. Ltd. Class A	1,922,706	1,605
	Zhejiang Medicine Co. Ltd. Class A	841,500	1,603
		Shares	Market Value• ($000)
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	1,177,773	1,603
	Suplet Power Co. Ltd. Class A	246,000	1,603
	Shanghai Industrial Urban Development Group Ltd.	18,382,739	1,601
	Better Life Commercial Chain Share Co. Ltd. Class A	1,193,400	1,598
	Jiangsu GoodWe Power Supply Technology Co. Ltd. Class A	62,222	1,597
	Levima Advanced Materials Corp. Class A	560,953	1,596
	B-Soft Co. Ltd. Class A	1,755,195	1,591
*	Shenzhen Huaqiang Industry Co. Ltd. Class A	937,130	1,590
*	Tibet Summit Resources Co. Ltd. Class A	543,640	1,588
	Hainan Poly Pharm Co. Ltd. Class A	396,876	1,581
	KPC Pharmaceuticals Inc. Class A	973,100	1,581
	Jinhui Liquor Co. Ltd. Class A	349,682	1,574
	Xinyu Iron & Steel Co. Ltd. Class A	1,822,100	1,572
*	China Tianying Inc. Class A	2,447,700	1,571
	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	182,266	1,564
	Hunan Aihua Group Co. Ltd. Class A	392,897	1,563
	Yango Group Co. Ltd. Class A	3,984,593	1,561
	Yixintang Pharmaceutical Group Co. Ltd. Class A	509,579	1,559
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	962,205	1,554

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Lushang Health Industry Development Co. Ltd. Class A	1,203,300	1,551
*	Roshow Technology Co. Ltd. Class A	1,307,100	1,545
	Accelink Technologies Co. Ltd. Class A	679,100	1,543
*	Digital China Group Co. Ltd. Class A	743,500	1,536
	Shandong Bohui Paper Industrial Co. Ltd. Class A	1,434,600	1,532
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	2,121,150	1,525
	MLS Co. Ltd. Class A	1,138,765	1,525
	Lakala Payment Co. Ltd. Class A	565,500	1,520
*	CITIC Guoan Information Industry Co. Ltd. Class A	3,251,600	1,519
	PhiChem Corp. Class A	472,160	1,515
*	China Fangda Group Co. Ltd. Class B	5,854,721	1,509
	Wangsu Science & Technology Co. Ltd. Class A	2,090,700	1,509
	Caitong Securities Co. Ltd. Class A	1,408,030	1,509
*	Huapont Life Sciences Co. Ltd. Class A	1,996,100	1,503
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	2,718,627	1,503
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	234,660	1,503
*	Beijing Jingyuntong Technology Co. Ltd. Class A	1,842,380	1,501
	Beijing SL Pharmaceutical Co. Ltd. Class A	980,900	1,500
	Arcsoft Corp. Ltd. Class A	440,820	1,499
		Shares	Market Value• ($000)
	Xiamen ITG Group Corp. Ltd. Class A	1,327,000	1,496
	Eternal Asia Supply Chain Management Ltd. Class A	2,012,797	1,495
	Hangzhou Lion Electronics Co. Ltd. Class A	191,808	1,495
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	1,569,000	1,493
	Leo Group Co. Ltd. Class A	5,903,800	1,492
	An Hui Wenergy Co. Ltd. Class A	2,584,021	1,492
	Chengdu Wintrue Holding Co. Ltd. Class A	715,900	1,488
*	China CAMC Engineering Co. Ltd. Class A	1,140,800	1,482
	Goke Microelectronics Co. Ltd. Class A	157,100	1,479
	Chengdu Kanghua Biological Products Co. Ltd. Class A	83,273	1,478
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	1,164,000	1,477
*,1,2	Koolearn Technology Holding Ltd.	3,393,957	1,471
	Oriental Energy Co. Ltd. Class A	1,355,200	1,468
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	1,898,000	1,467
	Shenzhen Megmeet Electrical Co. Ltd. Class A	519,225	1,466
	Sinocare Inc. Class A	649,049	1,465
	Ningbo Huaxiang Electronic Co. Ltd. Class A	727,600	1,464
	Edifier Technology Co. Ltd. Class A	1,324,600	1,464
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	1,105,200	1,461

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Jiangsu Hoperun Software Co. Ltd. Class A	693,500	1,460
*	Sonoscape Medical Corp. Class A	380,861	1,459
	Shanghai AJ Group Co. Ltd. Class A	1,631,100	1,456
*	STO Express Co. Ltd. Class A	1,144,747	1,455
	Yusys Technologies Co. Ltd. Class A	644,320	1,454
	Zhongshan Public Utilities Group Co. Ltd. Class A	1,257,430	1,453
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	717,100	1,448
	Zheshang Securities Co. Ltd. Class A	1,044,547	1,446
	Jinneng Science&Technology Co. Ltd. Class A	986,880	1,446
	Focused Photonics Hangzhou Inc. Class A	528,600	1,440
	Henan Yuguang Gold & Lead Co. Ltd. Class A	2,026,300	1,440
	Tech-Bank Food Co. Ltd. Class A	1,439,660	1,434
	Guangdong Hybribio Biotech Co. Ltd. Class A	432,757	1,432
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	297,711	1,429
	IKD Co. Ltd. Class A	885,868	1,426
	Zhejiang Crystal-Optech Co. Ltd. Class A	1,000,383	1,418
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	325,400	1,416
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	58,874	1,416
	Beijing E-Hualu Information Technology Co. Ltd. Class A	639,723	1,409
		Shares	Market Value• ($000)
	Taiji Computer Corp. Ltd. Class A	542,591	1,407
*	Offcn Education Technology Co. Ltd. Class A	2,041,662	1,406
	Shenzhen Yinghe Technology Co. Ltd. Class A	525,774	1,404
*	Inner Mongolia Xingye Mining Co. Ltd. Class A	1,386,600	1,403
	Shenzhen Changhong Technology Co. Ltd. Class A	591,753	1,403
	Bank of Qingdao Co. Ltd. Class A	2,537,093	1,400
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	998,465	1,400
	BrightGene Bio-Medical Technology Co. Ltd. Class A	453,047	1,398
	Dongjiang Environmental Co. Ltd. Class A (XSEC)	1,606,081	1,397
	Amoy Diagnostics Co. Ltd. Class A	201,650	1,391
	QuakeSafe Technologies Co. Ltd.	185,960	1,388
	Grinm Advanced Materials Co. Ltd. Class A	676,800	1,385
*	Jinneng Holding Shanxi Electric Power Co. Ltd.	3,019,801	1,384
	Xiangcai Co. Ltd. Class A	1,369,700	1,380
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	221,700	1,378
	PCI Technology Group Co. Ltd. Class A	1,547,000	1,374
	LianChuang Electronic Technology Co. Ltd. Class A	805,709	1,372
	Qingling Motors Co. Ltd. Class H	7,692,534	1,371
	Lancy Co. Ltd. Class A	396,400	1,371

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Chongqing Water Group Co. Ltd. Class A	1,660,200	1,370
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	2,717,949	1,370
*	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	793,700	1,370
	North Huajin Chemical Industries Co. Ltd. Class A	1,535,800	1,363
	Xinjiang Communications Construction Group Co. Ltd. Class A	497,700	1,361
	Jade Bird Fire Co. Ltd. Class A	275,100	1,361
	Shanghai Belling Co. Ltd. Class A	574,800	1,356
	Guangdong Dowstone Technology Co. Ltd. Class A	524,300	1,354
*	China Aluminum International Engineering Corp. Ltd. Class A	2,092,700	1,354
	Winall Hi-Tech Seed Co. Ltd. Class A	611,400	1,352
	Tongyu Heavy Industry Co. Ltd. Class A	3,654,500	1,351
*	Siasun Robot & Automation Co. Ltd. Class A	1,165,640	1,345
	ADAMA Ltd. Class A	933,088	1,345
	Xinfengming Group Co. Ltd. Class A	940,069	1,343
*	Sinopec Oilfield Service Corp. Class A (XSSC)	4,928,000	1,339
	Inmyshow Digital Technology Group Co. Ltd.	1,226,351	1,338
	Shenzhen Agricultural Products Group Co. Ltd. Class A	1,482,400	1,336
*	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	1,330,336	1,333
		Shares	Market Value• ($000)
	Autobio Diagnostics Co. Ltd. Class A	192,732	1,333
*	Ourpalm Co. Ltd. Class A	2,873,975	1,328
	People.cn Co. Ltd. Class A	955,800	1,326
*	Red Star Macalline Group Corp. Ltd. Class A	1,755,964	1,325
	Angang Steel Co. Ltd. Class A	2,532,750	1,324
*	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	1,124,090	1,313
	Electric Connector Technology Co. Ltd. Class A	317,622	1,310
	Chow Tai Seng Jewellery Co. Ltd. Class A	687,201	1,309
	Sino-Platinum Metals Co. Ltd. Class A	530,660	1,309
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	809,419	1,306
	YGSOFT Inc. Class A	1,507,039	1,305
	Skyworth Digital Co. Ltd. Class A	701,757	1,300
	SGIS Songshan Co. Ltd. Class A	2,336,400	1,298
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	3,029,791	1,297
	Shenzhen Topband Co. Ltd. Class A	1,084,300	1,295
	Qinhuangdao Port Co. Ltd. Class A	3,247,900	1,294
*	Beijing Sanju Environmental Protection & New Material Co. Ltd. Class A	2,051,961	1,289
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	1,144,700	1,288
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	467,994	1,286
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	373,617	1,285

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	704,700	1,283
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	908,570	1,282
	City Development Environment Co. Ltd.	932,200	1,281
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	951,400	1,277
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	685,200	1,277
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	356,260	1,272
	Camel Group Co. Ltd. Class A	1,012,512	1,268
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	80,300	1,267
	Luolai Lifestyle Technology Co. Ltd. Class A	669,540	1,266
	China Merchants Port Group Co. Ltd. Class A	581,974	1,266
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	1,038,400	1,266
	Beijing Dahao Technology Corp. Ltd. Class A	482,400	1,261
	Jiangsu Shagang Co. Ltd. Class A	1,774,700	1,260
*	Anhui Genuine New Materials Co. Ltd. Class A	370,245	1,252
	Topsec Technologies Group Inc. Class A	899,100	1,250
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	1,008,100	1,248
	BOC International China Co. Ltd. Class A	662,800	1,245
	Zhejiang Huace Film & Television Co. Ltd. Class A	1,902,400	1,244
		Shares	Market Value• ($000)
	Zhejiang Runtu Co. Ltd. Class A	1,053,712	1,239
	Wushang Group Co. Ltd. Class A	797,600	1,238
	Easyhome New Retail Group Co. Ltd. Class A	2,016,000	1,238
	Yantai Tayho Advanced Materials Co. Ltd. Class A	624,500	1,236
	Shenzhen World Union Group Inc. Class A	2,523,380	1,234
	Shanghai Pret Composites Co. Ltd. Class A	788,060	1,233
	CNHTC Jinan Truck Co. Ltd. Class A	829,119	1,230
	CSSC Science & Technology Co. Ltd. Class A	759,200	1,228
*	Markor International Home Furnishings Co. Ltd. Class A	2,754,100	1,228
	Chongqing Rural Commercial Bank Co. Ltd. Class A	2,096,300	1,226
	Rockchip Electronics Co. Ltd.	119,400	1,225
	Zhejiang Communications Technology Co. Ltd.	1,187,501	1,221
[1]	Shandong Chenming Paper Holdings Ltd. Class H	3,104,406	1,220
	Suzhou TFC Optical Communication Co. Ltd. Class A	369,723	1,219
	Beijing Strong Biotechnologies Inc. Class A	569,700	1,217
	Shenzhen Goodix Technology Co. Ltd. Class A	143,147	1,216
	Hangzhou Onechance Tech Corp. Class A	254,009	1,216
	Shaanxi Construction Machinery Co. Ltd. Class A	1,132,400	1,212

Total International Stock Index Fund
		Shares	Market Value• ($000)
	YanTai Shuangta Food Co. Ltd. Class A	1,114,400	1,211
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	302,331	1,210
	Ligao Foods Co. Ltd. Class A	112,820	1,208
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	2,479,900	1,207
	Three's Co. Media Group Co. Ltd. Class A	67,000	1,198
*	CanSino Biologics Inc. Class A	51,999	1,197
	Zhejiang Yasha Decoration Co. Ltd. Class A	1,699,592	1,196
	Eoptolink Technology Inc. Ltd. Class A	339,813	1,194
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	1,085,800	1,194
*	Hunan Gold Corp. Ltd. Class A	855,220	1,193
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	2,091,500	1,190
	Bank of Suzhou Co. Ltd. Class A	1,090,800	1,189
	CETC Digital Technology Co. Ltd. Class A	373,500	1,189
	Hytera Communications Corp. Ltd. Class A	1,706,400	1,185
	Shenzhen Desay Battery Technology Co. Class A	252,155	1,177
	China Railway Tielong Container Logistics Co. Ltd. Class A	1,656,230	1,175
	Guangdong South New Media Co. Ltd. Class A	222,495	1,175
	Autohome Inc. Class A	162,328	1,172
	All Winner Technology Co. Ltd. Class A	426,930	1,170
		Shares	Market Value• ($000)
	Juneyao Airlines Co. Ltd. Class A	632,430	1,165
	Hebei Chengde Lulu Co. Ltd. Class A	929,868	1,163
	Shanghai Jin Jiang Online Network Service Co. Ltd.	2,008,452	1,162
	Opple Lighting Co. Ltd. Class A	479,456	1,162
	Kehua Data Co. Ltd. Class A	390,480	1,156
	Telling Telecommunication Holding Co. Ltd. Class A	864,300	1,155
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	1,642,603	1,154
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	748,552	1,152
	Black Peony Group Co. Ltd. Class A	854,300	1,151
	Bear Electric Appliance Co. Ltd. Class A	158,890	1,151
	China World Trade Center Co. Ltd. Class A	533,200	1,149
	Winner Medical Co. Ltd. Class A	133,664	1,147
*	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	433,300	1,146
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	853,013	1,143
	Bluestar Adisseo Co. Class A	845,412	1,143
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	426,760	1,142
	Lao Feng Xiang Co. Ltd. Class A	192,928	1,142
	China Wafer Level CSP Co. Ltd. Class A	256,003	1,142
	Beijing SuperMap Software Co. Ltd. Class A	455,102	1,139

Total International Stock Index Fund
		Shares	Market Value• ($000)
	NSFOCUS Technologies Group Co. Ltd. Class A	830,084	1,138
*	Hangxiao Steel Structure Co. Ltd. Class A	2,212,840	1,138
	Gansu Shangfeng Cement Co. Ltd. Class A	360,100	1,137
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	1,584,655	1,132
*	Orient Group Inc. Class A	2,806,200	1,130
	Luenmei Quantum Co. Ltd. Class A	1,097,170	1,124
	Hexing Electrical Co. Ltd. Class A	655,820	1,124
	Dongguan Development Holdings Co. Ltd. Class A	805,100	1,123
	Jiajiayue Group Co. Ltd. Class A	610,605	1,122
	Zhende Medical Co. Ltd. Class A	226,438	1,122
*	Oceanwide Holdings Co. Ltd. Class A	4,993,346	1,118
	Jointo Energy Investment Co. Ltd. Hebei Class A	1,779,400	1,116
	Ningbo Peacebird Fashion Co. Ltd. Class A	401,800	1,113
	Konfoong Materials International Co. Ltd. Class A	150,800	1,111
	Wellhope Foods Co. Ltd. Class A	921,083	1,107
	Zhejiang Wanliyang Co. Ltd. Class A	1,102,725	1,103
	Shenzhen Leaguer Co. Ltd. Class A	965,100	1,102
	Shenzhen Expressway Corp. Ltd. (XSSC)	783,148	1,101
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	347,960	1,101
	Central China Securities Co. Ltd. Class H	6,774,945	1,098
		Shares	Market Value• ($000)
*	Chengdu CORPRO Technology Co. Ltd. Class A	465,900	1,097
*,1	Zhihu Inc. Class A ADR	707,773	1,097
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	1,457,100	1,095
	Suzhou Anjie Technology Co. Ltd. Class A	559,721	1,094
	Hongda Xingye Co. Ltd. Class A	2,094,100	1,092
	Zhejiang Narada Power Source Co. Ltd. Class A	671,600	1,090
	Edan Instruments Inc. Class A	839,800	1,090
*	Henan Yuneng Holdings Co. Ltd. Class A	1,485,524	1,090
	Shandong Humon Smelting Co. Ltd. Class A	759,800	1,089
	Advanced Technology & Materials Co. Ltd. Class A	1,038,800	1,088
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	524,300	1,084
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	675,400	1,083
*	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	1,070,400	1,080
	BGI Genomics Co. Ltd. Class A	113,290	1,078
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	264,700	1,075
	Xinhua Winshare Publishing & Media Co. Ltd. Class A (XSSC)	800,952	1,073
	Guangdong Tapai Group Co. Ltd. Class A	803,509	1,065
*	Talkweb Information System Co. Ltd. Class A	1,338,583	1,064

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Sunward Intelligent Equipment Co. Ltd. Class A	1,073,708	1,061
	Wuhan Jingce Electronic Group Co. Ltd. Class A	198,761	1,061
*	China Tungsten & Hightech Materials Co. Ltd. Class A	714,600	1,059
	Transfar Zhilian Co. Ltd. Class A	1,103,868	1,049
*	Genetron Holdings Ltd. ADR	610,122	1,049
*	Visionox Technology Inc. Class A	1,176,672	1,047
	Sai Micro Electronics Inc. Class A	521,574	1,041
	Goldenmax International Technology Ltd. Class A	858,300	1,038
	IReader Technology Co. Ltd. Class A	505,493	1,037
*	HyUnion Holding Co. Ltd. Class A	943,800	1,036
*	YaGuang Technology Group Co. Ltd.	1,311,300	1,035
*	Guangzhou GRG Metrology & Test Co. Ltd. Class A	444,960	1,034
*	Foran Energy Group Co. Ltd.	769,187	1,033
	Renhe Pharmacy Co. Ltd. Class A	1,128,600	1,031
	Beijing Water Business Doctor Co. Ltd. Class A	813,300	1,031
	Shenzhen Infogem Technologies Co. Ltd. Class A	770,500	1,027
*	Genimous Technology Co. Ltd. Class A	1,322,640	1,027
	Qingdao Rural Commercial Bank Corp. Class A	2,000,025	1,026
	China TransInfo Technology Co. Ltd. Class A	795,500	1,025
	Shenzhen Everwin Precision Technology Co. Ltd. Class A	882,304	1,025
		Shares	Market Value• ($000)
	Xinhuanet Co. Ltd. Class A	450,435	1,020
*	Sumavision Technologies Co. Ltd. Class A	1,459,200	1,014
	Huafu Fashion Co. Ltd.	1,846,024	1,012
[3]	Gansu Qilianshan Cement Group Co. Ltd. Class A	622,200	1,012
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	2,434,774	1,011
*	Shanghai 2345 Network Holding Group Co. Ltd. Class A	3,404,121	1,007
	Shanghai Bright Power Semiconductor Co. Ltd. Class A	47,668	1,006
	China National Accord Medicines Corp. Ltd. Class A	231,918	1,005
	DBG Technology Co. Ltd. Class A	748,242	1,002
[1,2]	Everbright Securities Co. Ltd. Class H	1,617,632	999
	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	1,537,944	997
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	957,100	994
	Zhejiang Windey Co. Ltd. Class A	452,000	994
	Hand Enterprise Solutions Co. Ltd. Class A	845,500	991
	Truking Technology Ltd. Class A	424,100	991
	Beijing Tongtech Co. Ltd. Class A	426,422	990
*	Xiamen Intretech Inc. Class A	319,260	989
*	Anker Innovations Technology Co. Ltd. Class A	115,400	989

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Montnets Cloud Technology Group Co. Ltd. Class A	738,900	987
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	794,000	973
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	1,235,186	972
	Foryou Corp.	203,990	972
*	Holitech Technology Co. Ltd. Class A	2,159,500	970
*	Sichuan Haite High-tech Co. Ltd. Class A	723,100	969
*	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	646,900	969
	Guangzhou Shangpin Home Collection Co. Ltd. Class A	255,081	964
*	Beijing Ultrapower Software Co. Ltd. Class A	1,702,000	963
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	446,850	962
	Shanghai AtHub Co. Ltd. Class A	274,170	952
	Changchun Faway Automobile Components Co. Ltd. Class A	764,150	950
	Shenzhen Sunline Tech Co. Ltd. Class A	694,400	946
	Sinosteel Engineering & Technology Co. Ltd. Class A	1,105,300	944
	Xilinmen Furniture Co. Ltd. Class A	265,300	944
	Xinxiang Richful Lube Additive Co. Ltd. Class A	147,600	943
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	236,229	942
*	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	1,475,000	939
		Shares	Market Value• ($000)
*	Aotecar New Energy Technology Co. Ltd. Class A	2,748,200	936
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	174,900	926
[3]	Fujian Longking Co. Ltd. Class A	710,193	923
	Hangzhou Shunwang Technology Co. Ltd. Class A	613,800	922
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	607,489	920
	Liuzhou Iron & Steel Co. Ltd. Class A	1,379,661	918
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A	483,991	916
	Jenkem Technology Co. Ltd. Class A	37,841	916
	FAWER Automotive Parts Co. Ltd. Class A	1,276,410	915
	Konka Group Co. Ltd. Class A	1,345,700	911
	Toly Bread Co. Ltd. Class A	439,677	909
	Visual China Group Co. Ltd. Class A	505,597	908
*	Betta Pharmaceuticals Co. Ltd. Class A	140,100	908
*	Jinmao Property Services Co. Ltd.	1,217,446	908
	First Tractor Co. Ltd. Class A (XSSC)	590,200	904
*	Aerospace Hi-Tech Holdings Grp Ltd. Class A	772,084	903
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	276,297	903
	JSTI Group Class A	760,180	901
	Tangrenshen Group Co. Ltd. Class A	793,600	900

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Yijiahe Technology Co. Ltd. Class A	143,360	897
	ChemPartner PharmaTech Co. Ltd. Class A	636,046	896
	Maccura Biotechnology Co. Ltd. Class A	310,315	896
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	1,439,200	893
	Blue Sail Medical Co. Ltd. Class A	663,503	893
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	329,500	893
	Beijing Compass Technology Development Co. Ltd. Class A	126,500	892
	Jiangsu Expressway Co. Ltd. Class A (XSSC)	717,873	887
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A (XSSC)	513,916	885
[2]	Cathay Media & Education Group Inc.	5,430,903	881
	Jiangling Motors Corp. Ltd. Class A	501,178	878
	Monalisa Group Co. Ltd. Class A	440,285	876
	Chengdu Hongqi Chain Co. Ltd. Class A	1,167,833	875
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	511,800	872
	Guangxi Liugong Machinery Co. Ltd. Class A	942,500	872
	JL Mag Rare-Earth Co. Ltd. Class A	220,040	872
	Shenzhen Kinwong Electronic Co. Ltd. Class A	278,960	865
	Yotrio Group Co. Ltd. Class A	1,733,900	864
		Shares	Market Value• ($000)
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	377,800	863
*	Shengda Resources Co. Ltd. Class A	493,300	849
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	1,490,000	848
*	Tus Environmental Science & Technology Development Co. Ltd. Class A	1,808,193	847
	Archermind Technology Nanjing Co. Ltd. Class A	156,995	843
*,1	BEST Inc. ADR	2,031,144	837
	Sinosoft Co. Ltd. Class A	263,300	836
*	Ningxia Zhongyin Cashmere Co. Ltd. Class A	3,153,500	834
	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	288,500	834
	Luyang Energy-Saving Materials Co. Ltd.	345,760	832
	Beijing Thunisoft Corp. Ltd. Class A	810,273	831
	Shanghai Maling Aquarius Co. Ltd. Class A	778,100	829
*	Guizhou Gas Group Corp. Ltd. Class A	786,060	828
	KingClean Electric Co. Ltd. Class A	265,519	821
	Guangzhou Zhiguang Electric Co. Ltd. Class A	786,900	816
	Xiamen Jihong Technology Co. Ltd. Class A	496,984	816
*	Guangdong Advertising Group Co. Ltd. Class A	1,290,000	811
	China Oilfield Services Ltd. Class A	430,400	810
[2]	Joinn Laboratories China Co. Ltd. Class H	109,700	803

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Innuovo Technology Co. Ltd. Class A	889,700	801
*	China High Speed Railway Technology Co. Ltd. Class A	2,362,313	799
*	Anhui Tatfook Technology Co. Ltd. Class A	764,216	791
*	Huafon Microfibre Shanghai Technology Co. Ltd.	1,458,963	790
	Digital China Information Service Co. Ltd. Class A	496,802	789
	DeHua TB New Decoration Materials Co. Ltd. Class A	550,554	788
*	Grand Industrial Holding Group Co. Ltd.	430,400	788
*	Guangdong Aofei Data Technology Co. Ltd. Class A	315,357	785
	Wuxi Boton Technology Co. Ltd. Class A	369,100	782
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	958,095	781
	Client Service International Inc. Class A	412,050	780
	Deppon Logistics Co. Ltd. Class A	375,100	779
	Chongqing Dima Industry Co. Ltd. Class A	2,361,340	779
*	Shenzhen Microgate Technology Co. Ltd. Class A	688,200	779
	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	1,599,400	778
	Chengdu Leejun Industrial Co. Ltd. Class A	838,700	778
*	Kama Co. Ltd. Class B	2,542,356	773
	Rainbow Digital Commercial Co. Ltd. Class A	759,992	772
		Shares	Market Value• ($000)
	Zhejiang Semir Garment Co. Ltd. Class A	778,119	765
*	Kingnet Network Co. Ltd. Class A	1,121,800	763
	Shanghai Runda Medical Technology Co. Ltd. Class A	557,000	763
*	Luoniushan Co. Ltd. Class A	869,300	761
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	178,240	760
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	601,800	757
	Greattown Holdings Ltd. Class A	1,564,400	752
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	370,440	747
	Realcan Pharmaceutical Group Co. Ltd. Class A	1,363,100	744
*	Luoyang Glass Co. Ltd. Class A	277,000	742
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	458,100	740
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	1,512,000	732
	Jiangxi Wannianqing Cement Co. Ltd. Class A	433,690	732
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	1,076,600	731
*	Jinlei Technology Co. Ltd.	208,000	730
	Sichuan Teway Food Group Co. Ltd. Class A	229,802	729
	Beijing VRV Software Corp. Ltd. Class A	1,199,400	727
*	Dare Power Dekor Home Co. Ltd. Class A	563,966	725

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	913,300	716
	Moon Environment Technology Co. Ltd. Class A	525,700	713
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	726,700	709
	Unilumin Group Co. Ltd. Class A	842,477	708
*	Yibin Tianyuan Group Co. Ltd. Class A	528,600	706
	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	987,100	702
	Jiangxi Bank Co. Ltd. Class H	4,171,882	692
	Kunming Yunnei Power Co. Ltd. Class A	1,827,000	692
	ZheJiang Dali Technology Co. Ltd. Class A	431,140	691
	Changying Xinzhi Technology Co. Ltd. Class A	409,300	681
*	Shang Gong Group Co. Ltd. Class B	1,936,049	680
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	126,853	678
*	Shenzhen SDG Information Co. Ltd. Class A	966,740	676
	Huabao Flavours & Fragrances Co. Ltd. Class A	204,344	676
	Dongjiang Environmental Co. Ltd. Class H	1,853,159	673
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	716,800	673
	Sino GeoPhysical Co. Ltd. Class A	228,363	672
	CSG Holding Co. Ltd. Class A	791,732	668
	Longhua Technology Group Luoyang Co. Ltd. Class A	684,800	668
		Shares	Market Value• ($000)
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	332,643	665
	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	193,203	661
	Keboda Technology Co. Ltd. Class A	105,300	661
*	Shandong Airlines Co. Ltd. Class B	1,835,790	656
	Guomai Technologies Inc. Class A	850,700	656
	Lu Thai Textile Co. Ltd. Class B	1,319,254	653
*	Suzhou Good-Ark Electronics Co. Ltd. Class A	500,100	649
	Zhejiang Wanma Co. Ltd. Class A	659,118	648
	Shenzhen FRD Science & Technology Co. Ltd.	418,601	641
	China Harzone Industry Corp. Ltd. Class A	614,775	638
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	522,100	630
*	Autel Intelligent Technology Corp. Ltd. Class A	148,007	629
*	Berry Genomics Co. Ltd. Class A	321,450	627
	Shandong WIT Dyne Health Co. Ltd. Class A	124,700	626
	Beijing Ctrowell Technology Corp. Ltd. Class A	551,700	623
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	38,779	618
	Streamax Technology Co. Ltd. Class A	184,700	617
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	601,900	616
	Tibet Tianlu Co. Ltd. Class A	734,904	615

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Era Co. Ltd. Class A	974,000	610
*	Zhejiang Hailide New Material Co. Ltd. Class A	858,900	609
*	Youzu Interactive Co. Ltd. Class A	441,400	607
	Shenzhen Das Intellitech Co. Ltd. Class A	1,483,800	602
	Shanghai Yaoji Technology Co. Ltd. Class A	273,100	601
	Canny Elevator Co. Ltd. Class A	560,800	600
*	Kunshan Kersen Science & Technology Co. Ltd. Class A	572,200	599
*,3	Boshiwa International Holding Ltd.	2,777,000	595
	Qingdao Hanhe Cable Co. Ltd. Class A	1,110,930	594
*	Sichuan Languang Development Co. Ltd. Class A	2,280,500	592
	Eastern Communications Co. Ltd. Class A (XSSC)	470,100	592
	Shanghai Kinetic Medical Co. Ltd. Class A	560,300	591
	Shenzhen Center Power Tech Co. Ltd. Class A	357,461	590
	Shenzhen Gongjin Electronics Co. Ltd. Class A	582,100	587
*	Zhejiang Jingu Co. Ltd. Class A	755,112	585
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	413,600	585
*	Hongli Zhihui Group Co. Ltd. Class A	551,485	584
	Zhongfu Information Inc. Class A	222,364	583
*	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	465,800	581
		Shares	Market Value• ($000)
	Vatti Corp. Ltd. Class A	763,400	581
	Jiangsu Guoxin Corp. Ltd. Class A	691,900	579
*	Beijing Philisense Technology Co. Ltd. Class A	1,040,900	573
*	Beijing Watertek Information Technology Co. Ltd. Class A	1,368,500	573
	M-Grass Ecology & Environment Group Co. Ltd. Class A	1,030,900	572
*	Trip.com Group Ltd.	24,215	572
*	Bestway Marine & Energy Technology Co. Ltd. Class A	1,012,900	564
	Zhuhai Bojay Electronics Co. Ltd. Class A	115,100	561
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd. Class A	493,500	560
	EIT Environmental Development Group Co. Ltd. Class A	189,603	558
*	Alpha Group Class A	989,100	553
*,1	Yatsen Holding Ltd. ADR	897,806	552
	Sichuan Jiuzhou Electric Co. Ltd. Class A	651,900	551
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	129,400	546
	Suzhou Electrical Apparatus Science Academy Co. Ltd. Class A	618,500	543
	Sansure Biotech Inc. Class A	86,833	543
	Tianjin Capital Environmental Protection Group Co. Ltd. Class H	1,356,000	540
*	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	758,600	540

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	594,600	530
	Shandong Chenming Paper Holdings Ltd. Class A (XSEC)	659,200	525
*	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	657,976	524
	Shanghai Kehua Bio-Engineering Co. Ltd. Class A	384,100	521
	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	423,300	515
	Wondershare Technology Group Co. Ltd. Class A	121,085	508
*	INKON Life Technology Co. Ltd. Class A	425,000	506
*	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	231,700	498
*,1,3	China Fishery Group Ltd.	9,033,000	496
	Double Medical Technology Inc. Class A	95,425	494
	Huazhu Group Ltd.	154,750	487
	Beken Corp. Class A	107,100	486
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	219,608	484
	Jiangsu Huaxicun Co. Ltd. Class A	698,300	483
	Qingdao Port International Co. Ltd. Class A	592,220	480
[2]	Qingdao Port International Co. Ltd. Class H	951,832	479
	Shandong Dawn Polymer Co. Ltd. Class A	208,800	479
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	205,000	479
		Shares	Market Value• ($000)
	Western Region Gold Co. Ltd. Class A	274,900	470
*	Zhejiang Zhongcheng Packing Material Co. Ltd. Class A	621,700	464
*	CSG Smart Science&Technology Co. Ltd. Class A	483,700	458
	China West Construction Group Co. Ltd. Class A	382,477	456
	Shenzhen Anche Technologies Co. Ltd. Class A	233,410	455
	Chongqing Zaisheng Technology Corp. Ltd. Class A	534,324	452
*	Beijing Orient Landscape & Environment Co. Ltd. Class A	1,354,600	452
	Jin Tong Ling Technology Group Co. Ltd. Class A	827,700	442
	Guangdong Topstar Technology Co. Ltd. Class A	299,460	437
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	151,000	436
*	New Oriental Education & Technology Group Inc.	347,070	427
	Shenzhen Aisidi Co. Ltd. Class A	389,000	423
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	179,187	417
	Hwa Create Co. Ltd. Class A	406,400	416
	Fulongma Group Co. Ltd. Class A	297,940	412
*	Gohigh Data Networks Technology Co. Ltd. Class A	646,145	409
	Feitian Technologies Co. Ltd. Class A	276,200	408

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Wuhan P&S Information Technology Co. Ltd. Class A	582,400	407
	Hangzhou Century Co. Ltd. Class A	548,259	385
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	344,556	372
	Guangzhou Pearl River Piano Group Co. Ltd. Class A	458,100	371
	Xinxiang Chemical Fiber Co. Ltd. Class A	689,600	370
	Tianjin Teda Co. Ltd. Class A	674,400	364
	Hanwei Electronics Group Corp. Class A	156,800	352
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	94,700	350
	Skyfame Realty Holdings Ltd.	30,098,382	326
	China International Capital Corp. Ltd. Class A	56,800	320
	CITIC Press Corp. Class A	113,160	309
	Guangdong Provincial Expressway Development Co. Ltd. Class A	256,500	308
	Contec Medical Systems Co. Ltd. Class A	72,500	290
	Shenzhen Sinovatio Technology Co. Ltd. Class A	89,469	289
	Three Squirrels Inc. Class A	75,800	253
	Bengang Steel Plates Co. Ltd. Class A	396,500	245
	Shanghai Haohai Biological Technology Co. Ltd. Class A	20,132	238
*	Nanfang Zhongjin Environment Co. Ltd. Class A	574,600	223
*,3	Colour Life Services Group Co. Ltd.	2,729,102	216
		Shares	Market Value• ($000)
	Guangdong Electric Power Development Co. Ltd. Class A	307,800	199
	Shenzhen Comix Group Co. Ltd. Class A	225,600	185
	Chaowei Power Holdings Ltd.	845,474	181
	Fujian Green Pine Co. Ltd. Class A	177,800	160
	Hebei Construction Group Corp. Ltd. Class H	1,306,578	157
	Hebei Huijin Group Co. Ltd. Class A	157,300	145
*,3	Real Gold Mining Ltd.	1,345,000	143
	Shanghai Highly Group Co. Ltd. Class B	207,749	100
*,3	Fantasia Holdings Group Co. Ltd.	3,086,715	79
	Wisdom Education International Holdings Co. Ltd.	1,230,554	43
	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	7,761	3
*,3	China Forestry Holdings Co. Ltd.	3,050,000	—
*,1,3	Midas Holdings Ltd.	16,595,800	—
*,3	China Lumena New Materials Corp.	337,200	—
*,2,3	Tianhe Chemicals Group Ltd.	20,635,827	—
*,3	China Huishan Dairy Holdings Co. Ltd.	45,054,011	—
*,3	Qunxing Paper Holdings Co. Ltd.	1,573,000	—
*,3	China Animal Healthcare Ltd.	4,917,000	—
*,3	Trony Solar Holdings Co. Ltd.	1,562,000	—
*,3	China Fiber Optic Network System Group Ltd.	14,959,600	—
*	China Lumena New Materials Corp. Rights	337,200	—
*,3	Hua Han Health Industry Holdings Ltd.	13,393,764	—

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,3	CT Environmental Group Ltd.	28,987,223	—
*	Orient Securities Co. Ltd. Rights Exp. 5/20/22	2,509,403	—
			28,703,870
Colombia (0.1%)
	Ecopetrol SA	62,904,048	50,953
	Bancolombia SA ADR	1,166,691	45,233
	Bancolombia SA Preference Shares	3,224,241	31,281
	Interconexion Electrica SA ESP	5,489,854	30,182
	Grupo de Inversiones Suramericana SA	2,080,487	21,078
	Bancolombia SA	1,810,767	17,760
	Grupo Aval Acciones y Valores SA Preference Shares	50,888,201	10,928
	Banco Davivienda SA Preference Shares	1,191,384	9,993
	Cementos Argos SA	6,289,689	9,543
	Grupo de Inversiones Suramericana SA Preference Shares	763,739	4,228
*	BAC Holding International Corp.	50,888,201	3,695
	Grupo Aval Acciones y Valores SA ADR	158,187	661
			235,535
Cyprus (0.0%)
*,3	Cyprus Popular Bank PCL	12,597,118	—
Czech Republic (0.0%)
	CEZ A/S	2,036,815	87,309
	Komercni Banka A/S	990,416	32,525
[2]	Moneta Money Bank A/S	4,558,925	17,070
*	Philip Morris CR A/S	7,019	5,289
			142,193
Denmark (1.6%)
	Novo Nordisk A/S Class B	20,541,380	2,346,366
	DSV A/S	2,514,857	412,315
		Shares	Market Value• ($000)
	Vestas Wind Systems A/S	13,054,766	332,910
[2]	Orsted A/S	2,437,687	269,682
*	Genmab A/S	766,093	269,390
[1]	Coloplast A/S Class B	1,721,055	231,875
	AP Moller - Maersk A/S Class B	72,075	208,601
	Novozymes A/S Class B	2,568,272	179,033
	Carlsberg A/S Class B	1,243,483	157,964
	AP Moller - Maersk A/S Class A	52,247	147,892
	Danske Bank A/S	8,539,737	130,990
	Pandora A/S	1,205,642	105,863
	Chr Hansen Holding A/S	1,331,387	103,728
	Tryg A/S	3,981,003	94,657
	GN Store Nord A/S	1,658,761	62,253
*	Demant A/S	1,306,920	57,431
	Royal Unibrew A/S	622,442	53,649
	Ringkjoebing Landbobank A/S	370,305	45,410
*	Jyske Bank A/S (Registered)	719,064	39,760
*	ISS A/S	2,390,351	39,235
*	ALK-Abello A/S Class B	1,687,915	36,820
	SimCorp A/S	511,069	35,778
	Topdanmark A/S	550,215	30,876
[1]	Ambu A/S Class B	2,205,948	29,036
	Sydbank A/S	776,358	26,686
*	NKT A/S	559,856	26,682
*,2	Netcompany Group A/S	421,158	23,421
	ROCKWOOL A/S Class B	82,290	23,015
	Chemometec A/S	200,799	22,699
	FLSmidth & Co. A/S	735,610	20,165
	Alm Brand A/S	11,004,782	18,994
[1]	H Lundbeck A/S	766,645	17,570
*,1	Bavarian Nordic A/S	909,469	17,253
[2]	Scandinavian Tobacco Group A/S	782,719	16,316
	Dfds A/S	394,534	15,279
*	Drilling Co. of 1972 A/S	278,312	13,879
	Schouw & Co. A/S	163,667	12,513
	Spar Nord Bank A/S	980,057	12,443
	D/S Norden A/S	331,986	12,335

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,1	NTG Nordic Transport Group A/S	184,955	10,043
*	Nilfisk Holding A/S	352,794	9,876
*,1	Zealand Pharma A/S	573,284	6,464
			5,727,147
Egypt (0.0%)
	Commercial International Bank Egypt SAE	21,962,275	53,026
*	Egypt Kuwait Holding Co. SAE	9,884,107	12,582
*	Egyptian Financial Group-Hermes Holding Co.	10,785,534	9,908
	Eastern Co. SAE	12,010,090	6,990
	Talaat Moustafa Group	11,451,015	5,397
	ElSewedy Electric Co.	9,153,110	3,866
	Telecom Egypt Co.	3,596,565	3,178
	Oriental Weavers	4,962,658	2,064
*	Fawry for Banking & Payment Technology Services SAE	7,973,141	1,998
	Egypt Kuwait Holding Co. SAE (XCAI)	1,501,968	1,931
*	Palm Hills Developments SAE	20,964,312	1,881
*	Fawry for Banking & Payment Technology Services SAE Rights Exp. 5/11/22	7,472,028	1,552
	Medinet Nasr Housing	9,676,318	1,260
*	Pioneers Properties	4,549,802	490
*	Gadwa for Industrial Development	4,549,802	179
*	Aspire Capital Holding for Financial Investments	3,654,762	48
			106,350
Finland (0.8%)
	Nordea Bank Abp	47,209,012	471,000
*	Nokia OYJ	72,977,121	369,999
	Sampo OYJ Class A	6,534,681	317,308
	Kone OYJ Class B	5,086,810	244,562
		Shares	Market Value• ($000)
	UPM-Kymmene OYJ	6,894,924	238,511
	Neste OYJ	5,381,068	230,895
	Stora Enso OYJ	7,437,102	146,358
	Elisa OYJ	1,851,562	108,541
	Fortum OYJ	5,572,999	92,656
	Kesko OYJ Class B	3,504,010	88,219
	Metso Outotec OYJ	7,813,821	66,534
	Valmet OYJ	2,181,029	58,410
	Orion OYJ Class B	1,339,774	52,549
	Wartsila OYJ Abp	6,313,605	50,697
	Kojamo OYJ	2,546,897	50,666
	Huhtamaki OYJ	1,205,474	45,567
	TietoEVRY OYJ	1,224,064	30,708
*	Konecranes OYJ Class A	937,586	26,350
	Metsa Board OYJ Class B	2,247,394	24,220
	Nokian Renkaat OYJ	1,742,967	23,406
	Cargotec OYJ Class B	628,100	21,748
	Outokumpu OYJ	4,351,858	21,364
*	QT Group OYJ	245,154	21,359
	Kemira OYJ	1,196,421	15,694
	Uponor OYJ	707,321	12,428
	Revenio Group OYJ	248,773	11,837
	Sanoma OYJ	860,232	10,866
[2]	Terveystalo OYJ	861,251	9,647
	Tokmanni Group Corp.	655,159	8,514
	YIT OYJ	1,960,642	7,892
*	WithSecure OYJ	1,319,904	7,210
*	Citycon OYJ	1,006,708	7,155
*,1	Finnair OYJ	8,031,910	3,959
	Raisio OYJ	1,395,180	3,269
	Oriola OYJ Class B	1,313,643	2,854
*,1,3	Ahlstrom-Munksjo OYJ	147,156	2,770
			2,905,722
France (6.0%)
	LVMH Moet Hennessy Louis Vuitton SE	3,230,311	2,090,448
	TotalEnergies SE	30,760,295	1,510,422
	Sanofi	14,063,189	1,486,408
*	L'Oreal SA Loyalty Shares	2,718,112	988,876
	Schneider Electric SE	6,851,505	982,979
*	Air Liquide SA Loyalty Shares	5,230,422	904,907
[1]	Airbus SE	7,199,877	788,184
	BNP Paribas SA	13,871,739	719,269

Total International Stock Index Fund
		Shares	Market Value• ($000)
	AXA SA	24,916,473	659,166
	EssilorLuxottica SA	3,819,582	650,276
	Vinci SA	6,486,434	629,404
	Pernod Ricard SA	2,702,841	557,824
	Kering SA	951,434	506,232
	Hermes International	400,795	494,203
	Safran SA	4,509,546	484,318
	Danone SA	7,766,764	469,666
	Capgemini SE	2,070,286	421,467
	Dassault Systemes SE	8,609,219	380,737
	Cie de Saint-Gobain	6,060,871	353,580
	Legrand SA	3,460,028	306,608
	STMicroelectronics NV	8,203,028	303,079
	Orange SA	24,802,420	295,283
	Cie Generale des Etablissements Michelin SCA	2,265,034	280,547
	Teleperformance	752,188	269,969
	Societe Generale SA	9,913,863	238,270
	Veolia Environnement SA	8,089,208	236,015
*	Engie SA	18,708,154	220,765
	Publicis Groupe SA	2,963,350	177,910
	L'Oreal SA	473,339	172,205
	Credit Agricole SA	15,818,103	170,805
	Carrefour SA	8,032,527	170,350
	Thales SA	1,299,963	166,428
	Edenred	3,223,474	161,890
	Eurofins Scientific SE	1,571,255	146,029
	Air Liquide SA	774,236	133,949
*,2	Worldline SA	3,139,321	123,514
	Getlink SE	5,890,849	107,797
	Vivendi SE	9,294,603	106,754
	Bureau Veritas SA	3,684,525	105,844
	Sartorius Stedim Biotech	312,961	102,410
	Arkema SA	843,430	96,104
	Eiffage SA	972,865	96,069
	Bouygues SA	2,771,589	95,296
[2]	Euronext NV	1,063,022	85,172
	Alstom SA	3,810,219	83,750
*	Rexel SA	3,943,919	80,790
*	Accor SA	2,384,071	78,325
	Gecina SA	668,823	75,342
	Remy Cointreau SA	317,472	62,934
	Bollore SE	12,831,514	59,877
*	Renault SA	2,407,895	58,834
	SCOR SE	2,052,581	58,034
		Shares	Market Value• ($000)
*	Klepierre SA	2,386,281	57,117
	Valeo	3,092,855	56,232
*	Ubisoft Entertainment SA	1,227,959	55,520
	BioMerieux	550,962	52,453
*	Aeroports de Paris	366,854	51,891
*	SOITEC	285,663	51,172
	Dassault Aviation SA	300,886	50,490
	Alten SA	373,142	50,079
*	Eurazeo SE	631,760	48,544
*	Electricite de France SA Loyalty Shares	5,229,788	47,544
	Covivio	649,129	46,229
	Ipsen SA	445,255	46,157
[2]	Amundi SA	745,197	44,809
	Gaztransport Et Technigaz SA	372,889	44,403
[1]	SES SA Class A FDR	4,899,172	43,835
	CNP Assurances	1,940,976	42,652
[2]	La Francaise des Jeux SAEM	1,138,482	42,512
*	Sodexo SA ACT Loyalty Shares	560,589	42,171
*,1	Elis SA (XLON)	2,828,361	40,711
*	SEB SA Loyalty Shares	336,600	40,421
	SPIE SA	1,649,592	38,825
*	Sodexo SA	474,865	35,722
	Wendel SE	357,751	35,644
	Nexans SA	383,802	34,960
	Engie SA	2,801,317	33,057
	Sopra Steria Group SACA	185,851	32,938
	Rubis SCA	1,215,453	32,328
	Atos SE	1,236,227	30,116
	Eutelsat Communications SA	2,382,346	26,476
[1]	Electricite de France SA	2,857,635	25,979
[2]	Verallia SA	927,943	25,509
	ICADE	424,983	25,374
	Faurecia SE	1,151,863	25,039
	IPSOS	503,042	24,217
*,1	Vallourec SA	1,968,299	23,193
[1]	Orpea SA	639,234	22,860
	Virbac SA	56,134	22,664
*	Technip Energies NV	1,774,843	21,568
	Imerys SA	524,315	20,627
*	JCDecaux SA	943,042	19,769
	Societe BIC SA	319,007	19,035
	Nexity SA	581,238	17,650
	Korian SA	840,217	17,645

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Coface SA	1,379,124	16,533
*,1	Air France-KLM	3,683,693	15,174
*	Eramet SA	113,811	15,169
*	Albioma Prime Fidelite	283,658	15,078
*,1	Valneva SE	1,114,542	14,269
	Metropole Television SA	764,588	14,189
*,1,2	Neoen SA	351,873	14,059
[1,2]	ALD SA	1,016,361	13,820
	Trigano SA	106,807	13,761
	Lagardere SA	503,825	13,196
	Rothschild & Co.	330,054	12,931
*,1	Casino Guichard Perrachon SA	714,019	12,510
	Cie Plastic Omnium SA	733,212	11,869
	Television Francaise 1	1,393,688	11,803
	Fnac Darty SA	231,025	11,439
	Interparfums SA	205,427	11,398
	Derichebourg SA	1,258,658	11,359
	Somfy SA	82,896	11,049
*	CGG SA	9,210,790	10,596
[2]	Maisons du Monde SA	585,379	9,984
*	ID Logistics Group	28,891	9,201
	Faurecia SE (MTAA)	380,259	8,335
*	Mercialys SA	829,286	8,008
	Quadient SA	415,113	7,763
*	Voltalia SA (Registered)	356,664	7,533
	Sodexo SA	96,437	7,255
	Carmila SA	464,450	7,225
	SEB SA	58,905	7,074
	Peugeot Invest	57,472	6,423
	Mersen SA	192,964	6,382
*,1	Solutions 30 SE	1,066,206	6,183
*	Beneteau SA	477,760	5,998
*	SES-imagotag SA	61,307	5,639
	Vetoquinol SA	42,479	5,531
*,1,2	X-Fab Silicon Foundries SE	740,015	5,239
	Vicat SA	173,210	5,209
	Altarea SCA	32,920	5,039
*,1,2	Elior Group SA	1,607,964	4,910
	Cie de L'Odet SE	4,183	4,826
	Pharmagest Interactive	54,344	4,365
*	Lisi SA	193,050	4,365
	Albioma SA	76,327	4,057
	Manitou BF SA	160,242	3,636
	Bonduelle SCA	204,510	3,448
	Vilmorin & Cie SA	64,378	3,059
		Shares	Market Value• ($000)
*	Etablissements Maurel et Prom SA	664,758	3,031
	Jacquet Metals SACA	140,524	3,027
*	GL Events	139,100	2,585
*,2	SMCP SA	307,995	2,001
	Boiron SA	41,898	1,840
	AKWEL	96,802	1,777
*	Tarkett SA	112,265	1,574
	Guerbet	58,338	1,522
*	Believe SA	73,421	896
*	Elis SA (XPAR)	49,373	708
*,1,2	Aramis Group SAS	48,259	281
	LISI	10,792	244
*,1,3	Bourbon Corp.	75,188	—
*,3	Bourbon Corp.	174,098	—
*,3	Bourbon Corp. Loyalty Shares 2022	1,339	—
			21,997,826
Germany (4.8%)
	SAP SE	14,342,014	1,453,506
	Allianz SE (Registered)	5,313,642	1,198,939
	Siemens AG (Registered)	9,747,761	1,198,536
*	Bayer AG (Registered)	12,712,351	837,376
	Deutsche Telekom AG (Registered)	43,702,533	805,051
*,1	Mercedes-Benz Group AG	10,883,320	759,669
*	BASF SE	11,837,983	623,423
	Deutsche Post AG (Registered)	12,668,733	541,240
	adidas AG	2,376,121	479,167
	Infineon Technologies AG	16,860,173	478,546
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,813,824	431,945
	Deutsche Boerse AG	2,374,886	413,455
*	Vonovia SE	10,061,171	400,847
	Volkswagen AG Preference Shares	2,369,201	366,910
	Bayerische Motoren Werke AG	4,163,823	340,042
	RWE AG	8,149,525	338,363
	Merck KGaA	1,672,791	310,349
	E.ON SE	28,085,185	292,281

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Deutsche Bank AG (Registered)	26,507,380	265,056
	Symrise AG Class A	1,687,222	200,770
[2]	Siemens Healthineers AG	3,584,975	191,688
	Fresenius SE & Co. KGaA	5,279,416	186,617
	Porsche Automobil Holding SE Preference Shares	1,991,443	164,254
	Fresenius Medical Care AG & Co. KGaA	2,630,681	163,594
	Brenntag SE	2,009,385	155,051
*	Daimler Truck Holding AG	5,441,443	146,346
	Henkel AG & Co. KGaA Preference Shares	2,177,675	139,831
*	MTU Aero Engines AG	691,178	139,387
*	QIAGEN NV	2,856,267	131,723
	Beiersdorf AG	1,292,708	129,840
	Rheinmetall AG	558,148	125,820
	Hannover Rueck SE	777,039	120,776
	Sartorius AG Preference Shares	319,944	119,956
*,2	Zalando SE	2,823,076	111,077
	HeidelbergCement AG	1,878,918	108,240
[1]	Siemens Energy AG	5,536,162	106,639
[2]	Covestro AG	2,334,814	100,527
	LEG Immobilien SE	946,110	97,005
*	Continental AG	1,401,196	96,040
	Puma SE	1,298,096	95,512
[1]	Volkswagen AG	415,689	90,147
*	HelloFresh SE	2,118,662	89,311
*	Commerzbank AG	13,626,737	88,960
	Henkel AG & Co. KGaA	1,392,283	88,356
*,2	Delivery Hero SE	2,441,809	85,837
	GEA Group AG	2,161,915	84,156
*	K+S AG (Registered)	2,481,248	83,340
	Aroundtown SA	14,907,724	74,964
	Evonik Industries AG	2,482,308	64,928
	Knorr-Bremse AG	863,211	61,560
[2]	Scout24 SE	969,988	61,350
	Carl Zeiss Meditec AG	474,660	59,619
		Shares	Market Value• ($000)
*,1	Deutsche Lufthansa AG (Registered)	7,729,605	57,505
	KION Group AG	1,014,211	56,416
	Nemetschek SE	699,385	55,499
	Bayerische Motoren Werke AG Preference Shares	748,446	55,137
*	CTS Eventim AG & Co. KGaA	760,026	52,165
	Aurubis AG	455,919	51,810
*	Evotec SE	2,031,003	49,452
	Bechtle AG	1,059,910	48,978
*	thyssenkrupp AG	6,379,025	48,921
	United Internet AG (Registered)	1,410,216	45,368
	Freenet AG	1,637,664	45,311
	LANXESS AG	1,113,952	43,061
	Vantage Towers AG	1,196,107	40,670
[1]	HUGO BOSS AG	668,300	37,480
	AIXTRON SE	1,367,542	35,059
	FUCHS PETROLUB SE Preference Shares	1,065,496	33,607
	TAG Immobilien AG	1,656,334	33,103
[2]	Befesa SA	525,338	32,808
[1]	Encavis AG	1,415,862	30,909
	Wacker Chemie AG	193,211	30,656
	Talanx AG	706,865	29,391
	Uniper SE	1,132,748	29,117
[1]	Gerresheimer AG	412,376	28,645
*,1	Sixt SE	210,868	27,415
	Rational AG	43,364	26,454
[1]	Aareal Bank AG	775,279	26,417
[1]	RTL Group SA	504,324	26,224
	Telefonica Deutschland Holding AG	8,700,225	26,166
*	Siltronic AG	271,979	25,541
*,1,2	TeamViewer AG	2,046,339	24,554
*,1	Fraport AG Frankfurt Airport Services Worldwide	458,446	24,499
[1]	ProSiebenSat.1 Media SE	2,034,170	23,405
	CANCOM SE	476,256	22,997
	Grand City Properties SA	1,278,310	22,569
*,1	Salzgitter AG	495,581	20,571
[2]	Deutsche Pfandbriefbank AG	1,607,784	20,235

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Stroeer SE & Co. KGaA	330,856	19,794
	Software AG	634,651	19,534
*,1	Nordex SE	1,329,594	19,189
	Jenoptik AG	669,230	18,811
[1]	Hella GmbH & Co. KGaA	295,881	18,680
	Deutsche Wohnen SE	648,027	18,559
*	flatexDEGIRO AG	1,086,057	18,549
	VERBIO Vereinigte BioEnergie AG	256,583	18,183
	CompuGroup Medical SE & Co. KGaA	325,087	17,377
[1]	Varta AG	181,626	16,994
	Duerr AG	644,003	16,737
	Fielmann AG	323,291	16,343
	HOCHTIEF AG	262,819	15,905
[2]	DWS Group GmbH & Co. KGaA	476,101	15,668
	Jungheinrich AG Preference Shares	629,657	15,400
	Krones AG	195,701	15,111
*	METRO AG	1,706,016	14,986
*,1	SUSE SA	459,606	14,894
*	Hypoport SE	52,933	14,634
	Pfeiffer Vacuum Technology AG	80,435	14,319
	Atacadao SA	3,438,665	14,307
	Stabilus SE	298,658	14,067
*	Bilfinger SE	341,777	13,756
	Suedzucker AG	1,041,324	13,562
*	Nagarro SE	93,945	13,209
	Hornbach Holding AG & Co. KGaA	109,600	13,120
	Dermapharm Holding SE	223,197	12,620
	1&1 AG	595,153	12,542
*,1,2	Auto1 Group SE	1,188,129	12,440
*	Kloeckner & Co. SE	958,492	12,347
*	Vitesco Technologies Group AG	282,711	11,361
[1]	Traton SE	679,171	11,319
[1]	Deutsche EuroShop AG	680,973	11,283
*	Synlab AG	717,062	10,701
	Hensoldt AG	382,508	10,652
[1]	S&T AG	628,785	10,630
[1]	STRATEC SE	93,773	10,614
	Sixt SE Preference Shares	146,396	10,581
	Norma Group SE	419,237	10,343
		Shares	Market Value• ($000)
*,1	MorphoSys AG	449,283	9,472
	Sartorius AG	28,397	9,423
[1,2]	ADLER Group SA	1,227,569	9,351
	Eckert & Ziegler Strahlen- und Medizintechnik AG	182,908	9,179
[1]	GRENKE AG	347,912	9,178
	Adesso SE	46,486	9,111
	PATRIZIA AG	519,762	8,891
	DIC Asset AG	621,649	8,697
	GFT Technologies SE	218,488	8,678
	KWS Saat SE & Co. KGaA	111,936	8,260
	CECONOMY AG	2,370,069	8,120
*,1,2	Shop Apotheke Europe NV	95,936	7,912
[2]	Instone Real Estate Group SE	505,955	7,767
	Atoss Software AG	51,887	7,539
	Secunet Security Networks AG	17,346	7,344
	Deutz AG	1,633,932	7,242
	Wacker Neuson SE	341,932	7,099
	Washtec AG	126,486	6,900
	FUCHS PETROLUB SE	257,967	6,876
	BayWa AG	142,057	6,774
	Indus Holding AG	222,679	6,335
[1]	Zeal Network SE	151,661	5,899
[1]	Takkt AG	348,326	5,628
[1]	Schaeffler AG Preference Shares	1,027,184	5,516
	Deutsche Beteiligungs AG	166,727	5,181
[1]	SMA Solar Technology AG	113,560	5,168
	Basler AG	44,715	5,003
	Hamburger Hafen und Logistik AG	301,750	4,911
	Draegerwerk AG & Co. KGaA Preference Shares	97,699	4,835
	New Work SE	27,702	4,719
*,1	About You Holding SE	431,535	4,663
	Vossloh AG	119,464	4,557
	Wuestenrot & Wuerttembergische AG	236,343	4,458
*,1	SGL Carbon SE	642,560	3,528
*	Koenig & Bauer AG	165,028	3,221
	CropEnergies AG	243,752	3,162

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,1	ElringKlinger AG	369,808	3,066
*,1	Global Fashion Group SA	1,433,201	2,729
	Bertrandt AG	50,895	2,364
	Draegerwerk AG & Co. KGaA	46,714	2,142
			17,406,056
Greece (0.1%)
	Hellenic Telecommunications Organization SA	2,171,298	41,772
	OPAP SA	2,730,454	40,472
*	Eurobank Ergasias Services & Holdings SA	33,552,291	34,678
*	Alpha Services & Holdings SA	28,133,337	31,668
*	National Bank of Greece SA	7,202,721	28,569
	Mytilineos SA	1,356,063	25,111
	JUMBO SA	1,428,251	23,149
*	Public Power Corp. SA	2,826,489	22,630
	Hellenic Telecommunications Organization SA ADR	1,473,703	13,897
	Motor Oil Hellas Corinth Refineries SA	752,839	11,910
*	Piraeus Financial Holdings SA	7,857,586	11,344
	Terna Energy SA	592,316	11,070
*	GEK Terna Holding Real Estate Construction SA	811,544	8,326
*	LAMDA Development SA	754,732	5,137
	Hellenic Petroleum Holdings SA	578,986	4,375
*	Ellaktor SA	2,581,045	3,700
	Holding Co. ADMIE IPTO SA	1,500,090	3,598
*	Fourlis Holdings SA	848,850	3,309
	Sarantis SA	375,383	2,870
*,3	FF Group	554,339	2,807
	Viohalco SA	638,923	2,802
	Hellenic Exchanges - Athens Stock Exchange SA	690,883	2,712
	Athens Water Supply & Sewage Co. SA	282,328	2,106
*	Aegean Airlines SA	300,788	1,681
		Shares	Market Value• ($000)
	Autohellas Tourist & Trading SA	23,739	233
	Quest Holdings SA	35,667	218
			340,144
Hong Kong (1.9%)
	AIA Group Ltd.	156,672,654	1,539,115
	Hong Kong Exchanges & Clearing Ltd.	16,416,851	696,386
	CK Hutchison Holdings Ltd.	34,679,770	243,380
	Link REIT	27,240,384	235,297
	Techtronic Industries Co. Ltd.	16,178,290	215,950
	Sun Hung Kai Properties Ltd.	18,397,211	211,882
	CLP Holdings Ltd.	21,210,849	206,984
	CK Asset Holdings Ltd.	25,553,966	173,234
	BOC Hong Kong Holdings Ltd.	46,390,475	167,927
	Hang Seng Bank Ltd.	9,376,491	166,015
	Galaxy Entertainment Group Ltd.	27,869,547	159,028
	Hong Kong & China Gas Co. Ltd.	140,623,179	155,096
	Jardine Matheson Holdings Ltd.	2,664,234	141,121
	Power Assets Holdings Ltd.	17,710,051	119,167
*,1	BeiGene Ltd.	8,628,100	108,198
	Wharf Real Estate Investment Co. Ltd.	21,164,226	99,738
	MTR Corp. Ltd.	18,552,432	98,571
	Lenovo Group Ltd.	96,445,021	93,648
	New World Development Co. Ltd.	18,498,352	70,752
	Hongkong Land Holdings Ltd.	15,138,988	70,623
[1,2]	WH Group Ltd.	100,610,695	69,482
*	Sands China Ltd.	31,150,441	68,661
	Henderson Land Development Co. Ltd.	16,858,492	68,176
*,2	ESR Cayman Ltd.	21,382,974	64,910
	Sino Land Co. Ltd.	46,348,150	61,262
	Want Want China Holdings Ltd.	67,851,471	61,247
	Xinyi Glass Holdings Ltd.	26,370,742	58,354

Total International Stock Index Fund
		Shares	Market Value• ($000)
[2]	Budweiser Brewing Co. APAC Ltd.	21,897,283	54,485
	Wharf Holdings Ltd.	17,590,167	51,537
	CK Infrastructure Holdings Ltd.	7,600,348	51,100
	SITC International Holdings Co. Ltd.	15,268,931	50,761
	Hang Lung Properties Ltd.	26,294,428	50,290
	Swire Pacific Ltd. Class A	8,482,568	48,316
	Orient Overseas International Ltd.	1,694,000	46,744
	Tingyi Cayman Islands Holding Corp.	24,147,258	44,073
	PRADA SpA	6,609,134	41,123
	ASM Pacific Technology Ltd.	4,018,273	40,495
*	Chow Tai Fook Jewellery Group Ltd.	22,493,985	37,716
*,2	Samsonite International SA	16,681,066	36,558
	Swire Properties Ltd.	13,639,170	32,687
	PCCW Ltd.	54,672,079	30,975
	Pacific Basin Shipping Ltd.	55,633,947	25,525
	Bank of East Asia Ltd.	16,640,997	24,624
	Hysan Development Co. Ltd.	8,017,151	23,588
	Hang Lung Group Ltd.	11,373,342	22,206
	Kerry Properties Ltd.	7,886,427	21,326
	Minth Group Ltd.	9,033,686	21,285
[2]	BOC Aviation Ltd.	2,692,667	21,122
[1]	AAC Technologies Holdings Inc.	8,778,310	20,504
[1]	Vitasoy International Holdings Ltd.	10,476,523	18,995
	Man Wah Holdings Ltd.	19,899,015	18,624
	L'Occitane International SA	5,616,016	17,604
	NagaCorp Ltd.	19,362,576	17,305
*,1,2,3	Razer Inc.	46,816,618	17,048
	NWS Holdings Ltd.	18,703,216	16,932
	Fortune REIT	19,086,032	16,676
	VTech Holdings Ltd.	2,114,369	14,957
		Shares	Market Value• ($000)
*	Yue Yuen Industrial Holdings Ltd.	9,147,297	13,455
*	MMG Ltd.	31,594,957	13,323
*,1	Cathay Pacific Airways Ltd.	13,031,009	13,020
	Uni-President China Holdings Ltd.	14,738,381	12,915
	Microport Scientific Corp.	6,323,536	12,429
	HKBN Ltd.	10,345,549	12,087
*,1	Wynn Macau Ltd.	19,404,470	11,919
	First Pacific Co. Ltd.	28,869,409	11,640
	Champion REIT	26,379,546	11,552
[1]	United Energy Group Ltd.	97,120,894	11,422
	Dairy Farm International Holdings Ltd.	3,920,687	10,589
*	Shangri-La Asia Ltd.	13,762,009	10,420
*,1	SJM Holdings Ltd.	24,134,290	10,138
[2]	JS Global Lifestyle Co. Ltd.	8,428,910	9,999
*,1,3	Vobile Group Ltd.	18,447,057	9,329
	Luk Fook Holdings International Ltd.	4,001,580	9,159
	Lee & Man Paper Manufacturing Ltd.	18,853,135	9,018
*,1	Theme International Holdings Ltd.	63,432,509	8,816
	Kerry Logistics Network Ltd.	3,569,308	8,208
*,1	Realord Group Holdings Ltd.	4,746,000	8,200
[1,2]	AsiaInfo Technologies Ltd.	4,828,561	8,141
*	Melco International Development Ltd.	10,192,185	8,047
	Vinda International Holdings Ltd.	3,326,080	8,020
[1]	Jinchuan Group International Resources Co. Ltd.	61,769,101	7,930
*	Towngas Smart Energy Co. Ltd.	15,183,526	7,498
[1]	Huabao International Holdings Ltd.	12,440,529	6,787
	VSTECS Holdings Ltd.	7,630,400	6,569

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Powerlong Real Estate Holdings Ltd.	18,795,942	6,374
	CITIC Telecom International Holdings Ltd.	17,521,989	6,288
	Cafe de Coral Holdings Ltd.	4,003,680	6,286
*,1	Esprit Holdings Ltd.	35,073,097	6,179
[1]	Hong Kong Technology Venture Co. Ltd.	7,056,884	5,981
*,1,3	Superb Summit International Group Ltd.	32,112,957	5,975
	Nexteer Automotive Group Ltd.	10,503,477	5,932
[1]	LK Technology Holdings Ltd.	4,738,158	5,874
	SUNeVision Holdings Ltd.	7,044,691	5,853
	Sunlight REIT	11,733,377	5,732
[1]	Haitong International Securities Group Ltd.	36,028,964	5,704
*	OCI International Holdings Ltd.	11,584,000	5,692
	Dah Sing Financial Holdings Ltd.	1,955,213	5,690
*,1	MGM China Holdings Ltd.	9,771,438	5,593
	Truly International Holdings Ltd.	20,454,333	5,571
	Stella International Holdings Ltd.	5,098,546	5,392
	Shui On Land Ltd.	37,996,469	5,377
*	China Travel International Investment Hong Kong Ltd.	29,246,225	5,277
*,3	SMI Holdings Group Ltd.	17,016,452	5,074
	K Wah International Holdings Ltd.	13,502,956	5,060
	Johnson Electric Holdings Ltd.	4,370,063	4,962
*,1,2	Jacobio Pharmaceuticals Group Co. Ltd.	4,861,500	4,905
*,1	FIH Mobile Ltd.	38,588,957	4,790
	EC Healthcare	4,657,000	4,681
	Prosperity REIT	13,492,960	4,626
	IGG Inc.	10,783,631	4,442
*	Cowell e Holdings Inc.	3,882,000	4,345
		Shares	Market Value• ($000)
	Value Partners Group Ltd.	11,146,030	4,218
*,2	Hua Medicine	10,489,500	4,162
[1]	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	2,871,282	4,142
	Texhong Textile Group Ltd.	3,313,066	3,984
	Guotai Junan International Holdings Ltd.	36,143,952	3,927
*,1	Cosmopolitan International Holdings Ltd.	20,899,556	3,876
[1]	China Tobacco International HK Co. Ltd.	2,253,123	3,576
[1]	Vesync Co. Ltd.	4,956,000	3,574
	Far East Consortium International Ltd.	11,410,690	3,556
	Dah Sing Banking Group Ltd.	4,217,847	3,545
*	Shun Tak Holdings Ltd.	17,080,391	3,460
	United Laboratories International Holdings Ltd.	7,027,797	3,444
	Asia Cement China Holdings Corp.	5,217,727	3,366
	Chow Sang Sang Holdings International Ltd.	2,907,782	3,219
*,3	Convoy Global Holdings Ltd.	147,589,460	3,141
[1]	C-Mer Eye Care Holdings Ltd.	5,558,736	3,013
[1]	Giordano International Ltd.	14,198,259	2,964
*	Pou Sheng International Holdings Ltd.	25,574,343	2,959
	Canvest Environmental Protection Group Co. Ltd.	6,880,203	2,889
*,1,2	Antengene Corp. Ltd.	3,627,000	2,853
*,2	Everest Medicines Ltd.	1,234,612	2,827
*,2	Xiabuxiabu Catering Management China Holdings Co. Ltd.	6,379,938	2,806

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Lifestyle International Holdings Ltd.	5,779,715	2,779
	Sun Hung Kai & Co. Ltd.	5,758,047	2,730
[2]	Crystal International Group Ltd.	6,955,685	2,713
	Hutchison Telecommunications Hong Kong Holdings Ltd.	15,952,764	2,660
	Pacific Textiles Holdings Ltd.	5,618,123	2,474
*,1,2	Frontage Holdings Corp.	8,376,225	2,474
	Powerlong Commercial Management Holdings Ltd.	2,325,239	2,415
	Dynam Japan Holdings Co. Ltd.	2,764,302	2,362
*,1	Apollo Future Mobility Group Ltd.	52,746,499	2,361
	Singamas Container Holdings Ltd.	16,192,193	2,240
*,1,2	JW Cayman Therapeutics Co. Ltd.	2,420,493	2,215
	SmarTone Telecommunications Holdings Ltd.	4,125,137	2,154
	Road King Infrastructure Ltd.	2,573,041	2,103
*,1	Glory Sun Financial Group Ltd.	216,119,667	2,093
*,1	Sa Sa International Holdings Ltd.	11,572,275	2,068
*,1	Digital Domain Holdings Ltd.	26,226,724	1,913
*	CITIC Resources Holdings Ltd.	27,142,497	1,902
*,1	Television Broadcasts Ltd.	2,781,006	1,714
*,1,2	FIT Hon Teng Ltd.	13,342,576	1,699
*,1	GCL New Energy Holdings Ltd.	96,599,573	1,682
	Chinese Estates Holdings Ltd.	5,206,442	1,513
[2]	IMAX China Holding Inc.	1,267,318	1,423
[1]	CMBC Capital Holdings Ltd.	5,676,723	1,296
		Shares	Market Value• ($000)
[1,2]	VPower Group International Holdings Ltd.	9,684,000	1,113
	Texwinca Holdings Ltd.	5,603,365	963
*,3	MH Development Ltd.	5,979,097	884
*,3	BRIGHTOIL	25,187,768	642
[1]	Lee's Pharmaceutical Holdings Ltd.	2,414,153	608
*,1,3	Macau Legend Development Ltd.	7,360,000	427
	Swire Pacific Ltd. Class B	437,626	413
*	China LNG Group Ltd.	10,311,314	346
*	Suncity Group Holdings Ltd.	4,501,869	39
*	Glory Sun Land Group Ltd.	25,352	4
*,3	China Longevity Group Co. Ltd.	1,027,000	—
*,3	Tech Pro Technology Development Ltd.	87,171,600	—
*,3	Agritrade Resources Ltd.	42,522,625	—
			6,907,593
Hungary (0.0%)
*	OTP Bank Nyrt.	2,972,263	88,661
	MOL Hungarian Oil & Gas plc	4,676,079	39,649
	Richter Gedeon Nyrt.	1,822,755	36,368
	Magyar Telekom Telecommunications plc	3,826,442	4,141
*	Opus Global Nyrt.	2,529,927	1,411
			170,230
India (4.2%)
	Reliance Industries Ltd.	42,424,736	1,537,152
	Infosys Ltd.	46,005,971	932,412
	Housing Development Finance Corp. Ltd.	22,636,469	653,106
	Tata Consultancy Services Ltd.	13,013,618	599,776
	Hindustan Unilever Ltd.	11,473,285	333,341
*	Bharti Airtel Ltd.	29,545,543	283,558
*	Axis Bank Ltd.	29,333,209	276,511
	Bajaj Finance Ltd.	3,044,318	262,426

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Asian Paints Ltd.	5,837,347	246,057
	HCL Technologies Ltd.	14,030,252	196,515
	Larsen & Toubro Ltd.	8,933,176	196,329
	ICICI Bank Ltd.	20,170,181	193,897
*	Adani Green Energy Ltd.	5,078,794	190,057
	Titan Co. Ltd.	5,402,963	172,401
	Tata Steel Ltd.	10,472,708	171,953
	Maruti Suzuki India Ltd.	1,715,131	171,781
	Sun Pharmaceutical Industries Ltd.	14,067,508	170,048
	Mahindra & Mahindra Ltd.	11,869,691	142,202
	ITC Ltd.	38,234,321	128,866
	Tech Mahindra Ltd.	7,830,362	127,887
	UltraTech Cement Ltd.	1,482,546	127,682
	JSW Steel Ltd.	12,957,635	121,957
	Power Grid Corp. of India Ltd.	40,722,106	120,674
	NTPC Ltd.	57,642,333	116,997
*	Adani Transmission Ltd.	3,230,737	116,829
	State Bank of India	18,113,591	116,337
	Hindalco Industries Ltd.	18,321,779	114,067
	Adani Total Gas Ltd.	3,588,549	114,009
	Nestle India Ltd.	465,129	110,899
	Adani Ports & Special Economic Zone Ltd.	9,859,736	109,535
	Grasim Industries Ltd.	4,963,052	109,057
*	Tata Motors Ltd.	19,247,289	108,919
	Adani Enterprises Ltd.	3,393,383	102,730
	Oil & Natural Gas Corp. Ltd.	48,063,735	99,608
*,2	Avenue Supermarts Ltd.	1,923,024	98,507
	Divi's Laboratories Ltd.	1,645,256	96,310
	Bajaj Finserv Ltd.	494,811	95,364
[2]	HDFC Life Insurance Co. Ltd.	12,556,961	95,212
	Cipla Ltd.	6,629,962	84,619
	Tata Consumer Products Ltd.	7,839,466	84,000
	Vedanta Ltd.	15,873,651	83,500
	Tata Power Co. Ltd.	25,992,358	81,440
		Shares	Market Value• ($000)
[2]	SBI Life Insurance Co. Ltd.	5,458,958	78,405
	UPL Ltd.	6,962,354	74,337
	Apollo Hospitals Enterprise Ltd.	1,278,648	74,042
	Dr Reddy's Laboratories Ltd.	1,327,760	71,509
	Wipro Ltd.	10,589,169	69,575
	Britannia Industries Ltd.	1,551,875	66,231
	Pidilite Industries Ltd.	1,969,293	62,249
	Bharat Petroleum Corp. Ltd.	12,955,172	60,967
	Info Edge India Ltd.	990,153	59,667
	SRF Ltd.	1,834,213	59,653
	Eicher Motors Ltd.	1,735,025	59,189
	Shree Cement Ltd.	175,488	59,045
	Coal India Ltd.	24,565,887	58,253
	Indian Oil Corp. Ltd.	35,507,437	57,926
	Hero MotoCorp Ltd.	1,705,166	55,391
	Havells India Ltd.	3,096,722	52,795
[2]	ICICI Lombard General Insurance Co. Ltd.	3,135,572	52,119
	Cholamandalam Investment & Finance Co. Ltd.	5,223,875	50,030
	Dabur India Ltd.	6,897,767	49,936
	Voltas Ltd.	2,994,651	49,080
*	Godrej Consumer Products Ltd.	4,710,036	47,764
	GAIL India Ltd.	22,907,736	47,358
	Piramal Enterprises Ltd.	1,644,886	46,072
	Marico Ltd.	6,770,579	46,018
	Page Industries Ltd.	74,924	44,428
*	Indus Towers Ltd.	16,325,733	44,383
[2]	Bandhan Bank Ltd.	10,151,929	44,022
	Tata Elxsi Ltd.	439,178	43,987
	SBI Cards & Payment Services Ltd.	4,075,632	43,962
	Bajaj Auto Ltd.	903,864	43,870
	Bharat Electronics Ltd.	14,097,450	43,632
*	Adani Power Ltd.	11,987,418	43,243
	Ambuja Cements Ltd.	8,907,990	43,102
	Mphasis Ltd.	1,168,474	42,907
*	United Spirits Ltd.	3,779,676	42,376
	Shriram Transport Finance Co. Ltd.	2,560,674	39,776

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Wipro Ltd. ADR	5,871,528	37,813
	Colgate-Palmolive India Ltd.	1,735,593	37,454
	Trent Ltd.	2,339,970	37,206
	DLF Ltd.	7,680,250	37,004
[2]	Larsen & Toubro Infotech Ltd.	582,551	36,466
	Persistent Systems Ltd.	641,257	35,941
*,2	AU Small Finance Bank Ltd.	1,974,211	35,556
	Jindal Steel & Power Ltd.	5,093,609	35,518
[2]	Laurus Labs Ltd.	4,662,027	35,291
	PI Industries Ltd.	941,107	34,819
	Embassy Office Parks REIT	6,925,417	34,765
	Zee Entertainment Enterprises Ltd.	10,655,264	34,210
	ACC Ltd.	1,112,524	33,654
	MRF Ltd.	35,420	33,502
	Motherson Sumi Systems Ltd.	18,555,823	33,145
	Jubilant Foodworks Ltd.	4,660,025	32,908
	Indian Hotels Co. Ltd. Class A	9,926,411	32,875
	Indian Railway Catering & Tourism Corp. Ltd.	3,396,088	32,688
	Siemens Ltd.	1,108,998	32,680
*	Max Healthcare Institute Ltd.	6,027,843	32,442
	Astral Ltd.	1,146,912	32,064
	State Bank of India GDR	502,424	31,931
[2]	ICICI Prudential Life Insurance Co. Ltd.	4,657,441	31,805
	Hindustan Petroleum Corp. Ltd.	8,945,204	31,439
*	Max Financial Services Ltd.	3,139,586	30,958
*,2	InterGlobe Aviation Ltd.	1,269,684	30,578
	Tube Investments of India Ltd.	1,261,193	30,571
	Ashok Leyland Ltd.	18,415,638	30,301
	Crompton Greaves Consumer Electricals Ltd.	6,002,946	30,051
	Lupin Ltd.	3,089,861	29,948
	Bharat Forge Ltd.	3,281,499	29,838
	Container Corp. of India Ltd.	3,542,255	29,685
		Shares	Market Value• ($000)
	Balkrishna Industries Ltd.	1,047,185	29,160
	Deepak Nitrite Ltd.	957,388	28,778
	Berger Paints India Ltd.	3,038,723	28,492
*	Yes Bank Ltd.	160,638,794	28,443
*	Biocon Ltd.	5,856,867	28,093
	Aarti Industries Ltd.	2,436,627	28,091
	Aurobindo Pharma Ltd.	3,420,816	27,971
*	APL Apollo Tubes Ltd.	1,998,960	26,658
	Dixon Technologies India Ltd.	459,417	26,201
	Petronet LNG Ltd.	9,822,391	26,036
	Mindtree Ltd.	566,011	25,900
*,1	Tata Motors Ltd. ADR	901,401	25,429
	Tata Chemicals Ltd.	2,076,577	25,312
	Federal Bank Ltd.	20,075,435	24,919
	Atul Ltd.	214,097	24,894
	Varun Beverages Ltd.	1,743,287	24,613
	Cummins India Ltd.	1,785,514	23,804
	Power Finance Corp. Ltd.	15,344,287	23,475
	Bajaj Holdings & Investment Ltd.	349,039	23,448
	Ipca Laboratories Ltd.	1,770,250	23,352
*	Godrej Properties Ltd.	1,137,928	23,144
	Torrent Pharmaceuticals Ltd.	628,237	22,997
	Navin Fluorine International Ltd.	445,486	22,767
*	Fortis Healthcare Ltd.	6,381,113	22,127
	TVS Motor Co. Ltd.	2,599,634	22,058
	Dalmia Bharat Ltd.	1,086,042	21,453
	Bosch Ltd.	113,593	21,408
	Tata Communications Ltd.	1,485,599	21,127
	Supreme Industries Ltd.	831,482	21,083
	Indraprastha Gas Ltd.	4,543,061	20,839
	LIC Housing Finance Ltd.	4,240,198	20,779
	JSW Energy Ltd.	4,974,690	20,671

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	CG Power & Industrial Solutions Ltd.	8,039,288	20,641
	Muthoot Finance Ltd.	1,246,315	20,438
	REC Ltd.	12,302,163	20,316
*	IDFC First Bank Ltd.	39,624,156	20,242
	NMDC Ltd.	9,729,860	20,185
	Bata India Ltd.	791,660	20,069
*	Bank of Baroda	13,494,116	19,701
	Torrent Power Ltd.	2,816,758	19,544
[2]	Sona Blw Precision Forgings Ltd.	2,330,515	19,144
[2]	HDFC Asset Management Co. Ltd.	718,694	19,030
*	Oberoi Realty Ltd.	1,526,977	19,023
	United Breweries Ltd.	897,530	18,581
*	Aditya Birla Fashion & Retail Ltd.	5,002,383	18,503
	Mahindra & Mahindra Financial Services Ltd.	7,664,413	18,151
	ABB India Ltd.	663,340	18,087
[2]	L&T Technology Services Ltd.	335,672	17,754
	Emami Ltd.	2,757,467	17,623
*	Ramco Cements Ltd.	1,680,103	17,360
	Coforge Ltd.	307,844	16,732
	Coromandel International Ltd.	1,432,902	16,689
	Gujarat Gas Ltd.	2,600,451	16,327
	Gujarat Fluorochemicals Ltd.	447,291	16,314
	IIFL Finance Ltd.	3,620,098	16,250
	BSE Ltd.	1,383,216	16,151
*	Zomato Ltd.	17,404,687	16,140
	Schaeffler India Ltd.	530,637	15,933
	Steel Authority of India Ltd.	12,706,643	15,837
[2]	Indian Energy Exchange Ltd.	5,668,044	15,714
*	GMR Infrastructure Ltd.	32,029,502	15,614
	National Aluminium Co. Ltd.	11,496,000	15,525
[2]	Dr Lal PathLabs Ltd.	458,967	15,485
		Shares	Market Value• ($000)
	Angel One Ltd.	600,767	15,115
*	PVR Ltd.	638,701	15,101
	JK Cement Ltd.	432,965	14,932
	Honeywell Automation India Ltd.	28,494	14,875
	KPIT Technologies Ltd.	2,081,378	14,868
	Computer Age Management Services Ltd.	458,573	14,725
	Zydus Lifesciences Ltd.	3,190,782	14,634
	Kajaria Ceramics Ltd.	1,087,464	14,627
	Rajesh Exports Ltd.	1,758,069	14,428
	Carborundum Universal Ltd.	1,434,913	14,337
*	Tata Motors Ltd. Class A	5,048,673	14,143
*	Canara Bank	4,676,669	13,914
	Thermax Ltd.	498,363	13,713
	Alkem Laboratories Ltd.	322,579	13,678
	Tanla Platforms Ltd.	744,753	13,604
	Sundram Fasteners Ltd.	1,293,101	13,517
	Relaxo Footwears Ltd.	959,293	13,475
	Oracle Financial Services Software Ltd.	289,050	13,381
	Phoenix Mills Ltd.	940,718	13,277
	Redington India Ltd.	6,621,365	13,121
	NHPC Ltd.	30,329,462	13,095
	SKF India Ltd.	297,444	13,047
*	L&T Finance Holdings Ltd.	11,474,026	13,032
	Apollo Tyres Ltd.	4,868,339	12,904
	Minda Industries Ltd.	1,082,875	12,861
	Chambal Fertilisers & Chemicals Ltd.	2,169,147	12,859
	IDFC Ltd.	17,388,776	12,851
	Oil India Ltd.	4,332,371	12,793
	Linde India Ltd.	274,430	12,767
	Grindwell Norton Ltd.	571,872	12,737
	Hindustan Zinc Ltd.	3,041,943	12,707
	Cyient Ltd.	1,106,549	12,705
*	Vodafone Idea Ltd.	102,914,978	12,625
	Gujarat State Petronet Ltd.	3,711,518	12,622

Total International Stock Index Fund
		Shares	Market Value• ($000)
	AIA Engineering Ltd.	497,920	12,577
	Dr Reddy's Laboratories Ltd. ADR	232,242	12,467
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,158,620	12,441
*	Tata Teleservices Maharashtra Ltd.	6,648,539	12,361
	Pfizer Ltd.	212,533	12,139
*,2	Syngene International Ltd.	1,490,093	12,127
	Radico Khaitan Ltd.	1,037,218	12,120
*	Suzlon Energy Ltd.	93,382,705	12,064
	Central Depository Services India Ltd.	674,598	12,050
	Exide Industries Ltd.	6,011,467	11,940
*	Amber Enterprises India Ltd.	244,868	11,812
*	Intellect Design Arena Ltd.	1,146,993	11,777
	Natco Pharma Ltd.	1,147,295	11,758
	Amara Raja Batteries Ltd.	1,597,840	11,665
	Blue Star Ltd.	771,550	11,429
	GlaxoSmithKline Pharmaceuticals Ltd.	559,064	11,425
*	Bharat Heavy Electricals Ltd.	16,394,423	11,173
	Glenmark Pharmaceuticals Ltd.	1,925,778	11,021
	KEI Industries Ltd.	696,941	10,905
	Birlasoft Ltd.	2,040,611	10,873
	Sanofi India Ltd.	118,975	10,831
	IIFL Wealth Management Ltd.	481,672	10,812
	Cholamandalam Financial Holdings Ltd.	1,274,238	10,780
*	Aavas Financiers Ltd.	363,118	10,772
	Suven Pharmaceuticals Ltd.	1,370,613	10,754
	Polycab India Ltd.	333,032	10,752
	UTI Asset Management Co. Ltd.	1,041,563	10,706
	CRISIL Ltd.	221,726	10,638
	Manappuram Finance Ltd.	7,080,544	10,557
		Shares	Market Value• ($000)
*	Poonawalla Fincorp Ltd.	2,628,022	10,401
	Kansai Nerolac Paints Ltd.	1,694,573	10,376
	JB Chemicals & Pharmaceuticals Ltd.	456,540	10,235
	Escorts Ltd.	480,488	10,213
[2]	Metropolis Healthcare Ltd.	328,054	10,189
	Solar Industries India Ltd.	278,978	9,990
	Hindustan Aeronautics Ltd.	469,883	9,738
	DCM Shriram Ltd.	631,611	9,705
*,2	Macrotech Developers Ltd.	732,186	9,595
	Happiest Minds Technologies Ltd.	743,457	9,593
	Hatsun Agro Product Ltd.	695,424	9,585
*	Aditya Birla Capital Ltd.	6,057,058	9,483
	Brigade Enterprises Ltd.	1,601,447	9,439
	Trident Ltd.	13,968,227	9,431
	HFCL Ltd.	9,871,161	9,429
*	IRB Infrastructure Developers Ltd.	3,068,429	9,392
	Sonata Software Ltd.	962,729	9,387
	Can Fin Homes Ltd.	1,208,006	9,262
	CESC Ltd.	8,247,099	9,187
	Bayer CropScience Ltd.	151,117	9,161
	EID Parry India Ltd.	1,324,175	9,157
	Castrol India Ltd.	6,407,984	9,031
	Balrampur Chini Mills Ltd.	1,565,042	9,014
*	3M India Ltd.	34,007	8,840
	KPR Mill Ltd.	1,077,509	8,828
*,2	RBL Bank Ltd.	5,674,140	8,814
	City Union Bank Ltd.	4,943,236	8,806
	Prestige Estates Projects Ltd.	1,426,725	8,773
	Indiabulls Housing Finance Ltd.	4,390,705	8,713
*	Affle India Ltd.	548,208	8,611
	Whirlpool of India Ltd.	405,551	8,565
	Vinati Organics Ltd.	312,817	8,562
	Praj Industries Ltd.	1,605,624	8,489
*	Narayana Hrudayalaya Ltd.	927,837	8,472

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,2	Aster DM Healthcare Ltd.	3,331,637	8,307
[2]	Nippon Life India Asset Management Ltd.	2,015,034	8,288
	Sun TV Network Ltd.	1,319,150	8,276
	NIIT Ltd.	1,109,020	8,256
	Vardhman Textiles Ltd.	1,452,622	8,232
	Balaji Amines Ltd.	195,250	8,184
*	EIH Ltd.	3,931,471	8,171
[2]	Quess Corp. Ltd.	885,344	8,161
	KEC International Ltd.	1,554,242	8,044
	Mastek Ltd.	219,207	7,985
	Lakshmi Machine Works Ltd.	65,715	7,969
	VIP Industries Ltd.	907,725	7,850
*	Bajaj Electricals Ltd.	546,974	7,808
[2]	Mindspace Business Parks REIT	1,713,348	7,801
	Mahanagar Gas Ltd.	767,256	7,678
	India Cements Ltd.	2,867,852	7,676
	Sumitomo Chemical India Ltd.	1,350,998	7,565
*	Clean Science & Technology Ltd.	296,990	7,467
	Finolex Industries Ltd.	3,650,045	7,391
	Timken India Ltd.	284,998	7,377
	Century Textiles & Industries Ltd.	680,757	7,375
	Orient Electric Ltd.	1,707,530	7,331
	Ajanta Pharma Ltd.	320,217	7,191
*	CreditAccess Grameen Ltd.	530,709	7,141
[2]	Indian Railway Finance Corp. Ltd.	24,340,247	7,068
	Alkyl Amines Chemicals	171,194	7,059
*	Chemplast Sanmar Ltd.	916,221	7,052
*	Godrej Industries Ltd.	1,087,149	6,979
[2]	Eris Lifesciences Ltd.	786,837	6,955
	Brightcom Group Ltd.	6,389,194	6,933
[2]	IndiaMart InterMesh Ltd.	108,048	6,876
		Shares	Market Value• ($000)
	Jubilant Ingrevia Ltd.	1,053,364	6,841
[2]	Endurance Technologies Ltd.	427,147	6,771
	Shriram City Union Finance Ltd.	301,326	6,687
*	Punjab National Bank	14,567,079	6,624
	Granules India Ltd.	1,807,355	6,615
	Route Mobile Ltd.	309,936	6,577
	Century Plyboards India Ltd.	792,803	6,555
	Procter & Gamble Health Ltd.	112,992	6,554
	Motilal Oswal Financial Services Ltd.	548,671	6,435
[2]	ICICI Securities Ltd.	877,113	6,387
	Great Eastern Shipping Co. Ltd.	1,263,900	6,381
	Sterlite Technologies Ltd.	2,533,496	6,356
	Ratnamani Metals & Tubes Ltd.	206,371	6,333
*	TeamLease Services Ltd.	125,159	6,310
*	Reliance Power Ltd.	34,063,528	6,288
	Firstsource Solutions Ltd.	3,883,750	6,272
	Jubilant Pharmova Ltd. Class A	1,020,482	6,250
	Alembic Pharmaceuticals Ltd.	614,881	6,246
	Zensar Technologies Ltd.	1,489,762	6,207
*	Nuvoco Vistas Corp. Ltd.	1,333,499	6,099
	Rain Industries Ltd.	2,754,331	6,087
	NCC Ltd.	6,824,547	6,060
	Graphite India Ltd.	872,083	5,979
[2]	Brookfield India Real Estate Trust	1,380,153	5,973
	TTK Prestige Ltd.	527,851	5,811
	Gillette India Ltd.	83,439	5,739
	eClerx Services Ltd.	182,198	5,714
	Edelweiss Financial Services Ltd.	7,203,742	5,622
*	Westlife Development Ltd.	902,532	5,591
	Vaibhav Global Ltd.	900,779	5,462
	Indian Bank	2,556,657	5,404

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Alok Industries Ltd.	16,154,565	5,367
	Zydus Wellnes Ltd.	234,960	5,245
	Aegis Logistics Ltd.	1,804,415	5,176
	Saregama India Ltd.	924,196	5,117
	V-Guard Industries Ltd.	1,852,600	5,099
	Sobha Ltd.	604,786	5,062
[2]	Godrej Agrovet Ltd.	703,386	4,997
	Finolex Cables Ltd.	941,928	4,914
*	Sheela Foam Ltd.	106,778	4,883
*	V-Mart Retail Ltd.	116,012	4,867
	Birla Corp. Ltd.	340,417	4,813
*	Raymond Ltd.	444,636	4,799
	BASF India Ltd.	134,281	4,712
	PNC Infratech Ltd.	1,413,030	4,694
	Infibeam Avenues Ltd.	19,597,058	4,592
	JK Lakshmi Cement Ltd.	794,843	4,580
*	Gateway Distriparks Ltd.	4,661,460	4,546
	Welspun India Ltd.	4,153,707	4,478
	Poly Medicure Ltd.	389,222	4,435
	Welspun Corp. Ltd.	1,670,194	4,426
	JM Financial Ltd.	4,424,316	4,409
	KNR Constructions Ltd.	1,212,020	4,261
	Rallis India Ltd.	1,385,487	4,228
	NBCC India Ltd.	8,520,410	4,173
	Mahindra CIE Automotive Ltd.	1,441,266	4,135
*	Bank of India	6,588,548	4,103
	PTC India Ltd.	3,429,991	4,102
*,2	New India Assurance Co. Ltd.	2,612,918	4,010
	Ceat Ltd.	272,600	3,993
	Avanti Feeds Ltd.	691,349	3,914
*	TV18 Broadcast Ltd.	5,607,071	3,910
*,2	PNB Housing Finance Ltd.	794,055	3,902
	KRBL Ltd.	1,235,812	3,838
*,2	Krishna Institute of Medical Sciences Ltd.	214,855	3,733
	EPL Ltd.	1,654,738	3,637
*	Dhani Services Ltd.	5,084,195	3,636
	Vakrangee Ltd.	7,877,089	3,558
*	Indiabulls Real Estate Ltd.	3,030,447	3,500
		Shares	Market Value• ($000)
*	Sun Pharma Advanced Research Co. Ltd.	1,009,226	3,469
	Strides Pharma Science Ltd.	796,166	3,400
*	Equitas Holdings Ltd.	2,302,850	3,319
*	Union Bank of India Ltd.	6,706,830	3,309
	Gujarat Pipavav Port Ltd.	2,910,673	3,297
	HEG Ltd.	200,557	3,187
	Multi Commodity Exchange of India Ltd.	168,803	3,135
	AstraZeneca Pharma India Ltd.	85,841	3,086
	Bombay Burmah Trading Co.	235,952	3,075
	Karur Vysya Bank Ltd.	4,694,336	2,972
	Bajaj Consumer Care Ltd.	1,315,007	2,866
*	Just Dial Ltd.	233,466	2,600
*,2	General Insurance Corp. of India	1,453,314	2,459
*	Mangalore Refinery & Petrochemicals Ltd.	2,571,733	2,452
	Symphony Ltd.	159,867	2,341
	Kaveri Seed Co. Ltd.	314,312	2,206
*	DCB Bank Ltd.	2,099,942	2,183
*	Hindustan Construction Co. Ltd.	10,541,092	2,148
	Jindal Saw Ltd.	1,775,290	2,127
*	Wockhardt Ltd.	593,010	2,119
	Engineers India Ltd.	2,440,077	2,039
	Care Ratings Ltd.	316,616	1,895
	Karnataka Bank Ltd.	2,143,634	1,746
*	IFCI Ltd.	11,662,080	1,702
[2]	Dilip Buildcon Ltd.	470,620	1,610
*	Future Retail Ltd.	3,771,594	1,115
*	South Indian Bank Ltd.	10,628,757	1,098
	Akzo Nobel India Ltd.	40,933	1,003
*	Future Consumer Ltd.	16,252,546	476

Total International Stock Index Fund
		Shares	Market Value• ($000)
	ZF Commercial Vehicle Control Systems India Ltd.	3,062	312
*,3	Chennai Super Kings Cricket Ltd.	951,110	—
			15,401,085
Indonesia (0.5%)
	Bank Central Asia Tbk. PT	623,008,955	349,428
	Bank Rakyat Indonesia Persero Tbk. PT	841,124,369	280,252
	Telkom Indonesia Persero Tbk. PT	598,604,709	190,572
	Bank Mandiri Persero Tbk. PT	239,800,792	147,246
	Astra International Tbk. PT	261,968,163	136,784
	Bank Negara Indonesia Persero Tbk. PT	95,591,699	60,380
*	Elang Mahkota Teknologi Tbk. PT	284,431,200	58,566
	United Tractors Tbk. PT	19,599,437	40,898
	Adaro Energy Indonesia Tbk. PT	163,660,505	37,392
	Charoen Pokphand Indonesia Tbk. PT	95,353,017	33,804
	Kalbe Farma Tbk. PT	243,133,989	27,512
*	Tower Bersama Infrastructure Tbk. PT	128,594,623	26,700
	Indofood Sukses Makmur Tbk. PT	57,653,769	25,088
	Sarana Menara Nusantara Tbk. PT	333,188,955	23,198
	Unilever Indonesia Tbk. PT	74,020,263	19,813
*	Aneka Tambang Tbk.	107,757,678	19,257
	Barito Pacific Tbk. PT	323,225,765	18,887
	Indah Kiat Pulp & Paper Tbk. PT	34,269,896	17,861
	Semen Indonesia Persero Tbk. PT	38,147,186	16,833
	Indocement Tunggal Prakarsa Tbk. PT	23,008,481	16,582
	Indofood CBP Sukses Makmur Tbk. PT	29,851,764	15,704
*	Bukit Asam Tbk. PT	53,148,307	13,911
		Shares	Market Value• ($000)
*	Perusahaan Gas Negara Tbk. PT	136,812,762	13,620
	Ciputra Development Tbk. PT	180,541,184	13,227
	Mitra Keluarga Karyasehat Tbk. PT	74,144,114	12,962
	Gudang Garam Tbk. PT	6,090,304	12,887
	Vale Indonesia Tbk. PT	25,625,120	12,853
*	Pakuwon Jati Tbk. PT	283,068,764	10,919
	Matahari Department Store Tbk. PT	26,761,507	10,709
	XL Axiata Tbk. PT	48,247,483	10,620
*	Bank Neo Commerce Tbk. PT	90,982,000	10,505
	Indo Tambangraya Megah Tbk. PT	5,257,870	10,189
	BFI Finance Indonesia Tbk. PT	107,415,300	9,478
	Japfa Comfeed Indonesia Tbk. PT	91,937,502	9,181
*	Summarecon Agung Tbk. PT	161,684,937	7,918
	AKR Corporindo Tbk. PT	107,042,600	7,859
	Hanjaya Mandala Sampoerna Tbk. PT	115,293,199	7,708
*	Jasa Marga Persero Tbk. PT	27,481,316	7,624
*	Bumi Serpong Damai Tbk. PT	113,229,365	7,504
	Pabrik Kertas Tjiwi Kimia Tbk. PT	15,934,391	7,263
*	Smartfren Telecom Tbk. PT	1,234,716,343	7,062
	Indosat Tbk. PT	14,206,627	6,864
*	Surya Citra Media Tbk. PT	377,750,405	6,625
*	Bank BTPN Syariah Tbk. PT	26,911,368	6,390
	Ace Hardware Indonesia Tbk. PT	87,792,728	6,310
	Bank Tabungan Negara Persero Tbk. PT	48,813,788	6,195
*	Lippo Karawaci Tbk. PT	724,070,348	6,183
	Mayora Indah Tbk. PT	45,419,700	5,474
*	Mitra Adiperkasa Tbk. PT	83,099,385	5,172

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Bank Bukopin Tbk. PT	347,659,540	5,171
	Media Nusantara Citra Tbk. PT	72,969,114	5,054
*	Medco Energi Internasional Tbk. PT	133,046,015	5,047
*	Waskita Karya Persero Tbk. PT	133,433,303	4,878
*	Timah Tbk. PT	36,538,201	4,664
	Astra Agro Lestari Tbk. PT	5,228,592	4,476
*	Bank Raya Indonesia Tbk. PT	56,436,433	4,096
*	Bank Syariah Indonesia Tbk. PT	36,876,117	4,009
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	36,278,257	3,443
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	31,216,783	3,168
*	Bank Pan Indonesia Tbk. PT	42,001,933	2,922
*	Panin Financial Tbk. PT	176,391,118	2,867
*	Wijaya Karya Persero Tbk. PT	40,948,276	2,676
*	PP Persero Tbk. PT	30,610,782	1,965
*,3	Trada Alam Minera Tbk. PT	537,807,334	1,855
*	Global Mediacom Tbk. PT	90,169,733	1,644
*	Ramayana Lestari Sentosa Tbk. PT	29,933,684	1,383
*	Surya Semesta Internusa Tbk. PT	46,066,856	1,198
	Bank Danamon Indonesia Tbk. PT	6,946,150	1,173
*	Alam Sutera Realty Tbk. PT	106,913,619	1,171
*	Krakatau Steel Persero Tbk. PT	38,672,460	1,010
*	Adhi Karya Persero Tbk. PT	20,208,026	1,003
*	Kresna Graha Investama Tbk. PT	87,544,358	300
*	Berlian Laju Tanker Tbk. PT	18,444,700	64
			1,881,206
Ireland (0.2%)
	Kerry Group plc Class A	1,995,345	220,216
		Shares	Market Value• ($000)
	Kingspan Group plc	1,960,556	182,497
*	Bank of Ireland Group plc	11,920,809	72,249
	Glanbia plc	2,449,994	29,210
	AIB Group plc	10,388,943	22,566
	Hibernia REIT plc	8,552,835	14,672
*	Dalata Hotel Group plc	2,798,395	12,782
	Glanbia plc	8,754	106
*,3	Irish Bank Resolution Corp. Ltd.	698,992	—
			554,298
Israel (0.5%)
	Bank Leumi Le-Israel BM	18,717,013	196,430
*	Nice Ltd.	817,919	170,069
	Bank Hapoalim BM	17,313,216	160,514
*	Teva Pharmaceutical Industries Ltd.	12,757,755	112,396
	ICL Group Ltd.	8,961,775	97,184
	Israel Discount Bank Ltd. Class A	15,171,407	89,609
	Elbit Systems Ltd.	317,675	68,957
*	Tower Semiconductor Ltd.	1,398,672	67,262
	Mizrahi Tefahot Bank Ltd.	1,778,766	65,796
*	Bezeq The Israeli Telecommunication Corp. Ltd.	26,500,965	42,012
	Azrieli Group Ltd.	478,995	41,145
*	Nova Ltd.	364,046	34,910
	Mivne Real Estate KD Ltd.	8,703,331	32,610
	First International Bank of Israel Ltd.	693,706	29,130
*	Israel Corp. Ltd.	47,764	26,837
*	Enlight Renewable Energy Ltd.	11,940,479	25,618
	Alony Hetz Properties & Investments Ltd.	1,427,128	23,357
*	Airport City Ltd.	931,189	20,731
	Big Shopping Centers Ltd.	133,812	20,222
*	Paz Oil Co. Ltd.	128,715	19,949
	Phoenix Holdings Ltd.	1,571,359	19,768
*	Melisron Ltd.	231,371	18,768

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Clal Insurance Enterprises Holdings Ltd.	820,532	18,188
	Harel Insurance Investments & Financial Services Ltd.	1,476,037	18,092
*	Shikun & Binui Ltd.	2,788,460	16,439
*	Delek Group Ltd.	98,675	16,316
	Amot Investments Ltd.	2,145,307	16,285
	Electra Ltd.	23,257	15,959
	Reit 1 Ltd.	2,310,039	14,986
	Strauss Group Ltd.	557,050	14,891
	Shapir Engineering & Industry Ltd.	1,508,112	14,110
	Ashtrom Group Ltd.	489,707	13,656
	Shufersal Ltd.	1,609,902	13,545
	Fox Wizel Ltd.	88,861	13,065
	Isracard Ltd.	2,566,904	12,918
	Kenon Holdings Ltd.	215,621	12,315
	AFI Properties Ltd.	203,468	12,270
	Matrix IT Ltd.	436,961	11,011
	Summit Real Estate Holdings Ltd.	460,403	10,816
	Hilan Ltd.	185,132	10,761
*	Perion Network Ltd.	497,705	10,641
	Maytronics Ltd.	579,817	10,295
*	Camtek Ltd.	342,661	10,085
	FIBI Holdings Ltd.	212,699	9,996
*	Partner Communications Co. Ltd.	1,255,070	9,956
*	OPC Energy Ltd.	878,800	9,666
	Elco Ltd.	124,490	9,650
*	Fattal Holdings 1998 Ltd.	65,889	9,503
	Danel Adir Yeoshua Ltd.	59,377	9,361
	Energix-Renewable Energies Ltd.	2,657,954	9,005
*	Oil Refineries Ltd.	19,548,075	8,700
	One Software Technologies Ltd.	524,765	8,646
	Israel Canada T.R Ltd.	1,743,698	8,621
*	Sapiens International Corp. NV	361,779	8,455
	Gazit-Globe Ltd.	899,396	8,432
	Formula Systems 1985 Ltd.	83,922	8,121
		Shares	Market Value• ($000)
	Delek Automotive Systems Ltd.	563,281	8,016
	Delta Galil Industries Ltd.	117,744	7,847
	Mega Or Holdings Ltd.	206,090	7,847
*	Menora Mivtachim Holdings Ltd.	309,124	7,716
*	Equital Ltd.	186,735	7,616
	Gav-Yam Lands Corp. Ltd.	685,786	7,548
	Migdal Insurance & Financial Holdings Ltd.	4,284,414	7,229
	Sella Capital Real Estate Ltd.	2,085,542	7,063
	AudioCodes Ltd.	265,372	6,175
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	77,719	5,892
*	Cellcom Israel Ltd.	1,010,113	5,860
*	Naphtha Israel Petroleum Corp. Ltd.	393,612	3,128
	IDI Insurance Co. Ltd.	87,344	2,891
*	Allot Ltd.	443,724	2,585
*	Gilat Satellite Networks Ltd.	350,581	2,563
*	Compugen Ltd.	968,824	2,182
*	Kamada Ltd.	313,047	1,680
			1,881,868
Italy (1.5%)
	Enel SpA	100,387,322	652,808
	Eni SpA	32,029,516	447,734
	Intesa Sanpaolo SpA	215,501,569	439,131
[1]	Stellantis NV	26,282,583	352,861
	Ferrari NV	1,605,785	338,106
[1]	Assicurazioni Generali SpA	16,808,065	318,229
	UniCredit SpA	27,765,496	256,972
[1]	CNH Industrial NV	12,713,692	180,106
	Snam SpA	28,845,235	158,205
*	Atlantia SpA	6,336,339	151,157
	Terna - Rete Elettrica Nazionale	18,213,307	148,549
	Moncler SpA	2,786,497	145,159
	Prysmian SpA	3,417,060	111,140
	FinecoBank Banca Fineco SpA	7,925,814	110,180
*,2	Nexi SpA	9,625,592	94,407
	EXOR NV	1,332,024	92,436

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Mediobanca Banca di Credito Finanziario SpA	8,974,724	89,952
	Tenaris SA	5,749,264	87,861
[1]	Davide Campari-Milano NV	6,399,204	72,203
	Amplifon SpA	1,670,809	66,657
[1]	Banco BPM SpA	19,339,368	60,933
	Recordati Industria Chimica e Farmaceutica SpA	1,247,604	60,120
[2]	Poste Italiane SpA	6,058,210	59,365
*	Leonardo SpA	5,153,157	53,033
[2]	Infrastrutture Wireless Italiane SpA	4,571,152	48,776
	Reply SpA	291,869	42,968
	Interpump Group SpA	1,042,206	42,136
	Italgas SpA	6,341,522	41,059
[1]	Telecom Italia SpA (Registered)	134,309,779	39,221
	Hera SpA	10,201,727	38,048
	DiaSorin SpA	290,230	38,018
	Unipol Gruppo SpA	6,221,776	33,925
	A2A SpA	19,531,865	33,371
[2]	Pirelli & C SpA	6,332,830	31,386
	Azimut Holding SpA	1,401,193	29,742
	ERG SpA	861,988	29,700
	Banca Generali SpA	730,124	24,139
	Telecom Italia SpA (Bearer)	83,690,253	23,296
	BPER Banca	13,693,486	22,876
	Buzzi Unicem SpA	1,220,447	22,601
	Banca Mediolanum SpA	3,105,452	22,544
	De' Longhi SpA	917,550	22,250
*	Brunello Cucinelli SpA	432,988	22,162
	Iren SpA	8,234,015	21,284
	Banca Popolare di Sondrio SPA	5,087,424	20,204
	Brembo SpA	1,899,134	19,008
*	Autogrill SpA	2,474,990	18,379
[2]	Anima Holding SpA	3,426,254	16,695
[1]	UnipolSai Assicurazioni SpA	5,716,212	16,079
*,2	Enav SpA	3,311,003	15,285
*	Salvatore Ferragamo SpA	876,744	15,238
*	Iveco Group NV	2,525,200	14,857
		Shares	Market Value• ($000)
[2]	BFF Bank SpA	2,375,253	14,811
	Falck Renewables SpA	1,570,841	14,624
	Sesa SpA	93,542	13,523
[2]	Technogym SpA	1,722,250	12,999
[2]	Carel Industries SpA	529,140	12,732
	Tamburi Investment Partners SpA	1,272,628	11,594
	El.En. SpA	676,551	9,430
	ACEA SpA	545,362	9,355
	SOL SpA	473,575	8,322
*,1	Saipem SpA	7,039,354	7,967
[1]	Webuild SpA	4,485,587	7,626
[2]	GVS SpA	906,387	7,549
[1]	Danieli & C Officine Meccaniche SpA Saving Shares	346,497	7,377
	MARR SpA	451,248	7,308
	Gruppo MutuiOnline SpA	219,285	6,715
*	Saras SpA	7,145,528	6,650
	Banca IFIS SpA	359,819	6,534
	Tinexta Spa	258,612	6,470
[2]	RAI Way SpA	1,098,186	6,457
[1]	Maire Tecnimont SpA	2,114,844	6,195
	Credito Emiliano SpA	1,011,469	6,179
*	Sanlorenzo SpA	162,307	5,739
	Italmobiliare SpA	174,154	5,517
	Piaggio & C SpA	2,151,235	5,364
[2]	doValue SpA	608,762	5,176
*	CIR SpA-Compagnie Industriali	10,683,272	4,629
*,1	Tod's SpA	116,377	4,600
	Tenaris SA ADR	138,645	4,184
*	Immobiliare Grande Distribuzione SIIQ SpA	879,073	4,168
	Zignago Vetro SpA	327,452	4,015
	Cementir Holding NV	565,076	3,934
*,1	Fincantieri SpA	6,279,402	3,830
*,1	Banca Monte dei Paschi di Siena SpA	4,245,649	3,577
	Danieli & C Officine Meccaniche SpA	219,121	3,428
[1]	MFE-MediaForEurope NV Class B	3,664,790	3,375

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,1	Societa Cattolica Di Assicurazione SpA	445,426	2,888
*	Arnoldo Mondadori Editore SpA	1,396,755	2,861
*	Biesse SpA	175,271	2,734
	Datalogic SpA	258,107	2,508
*,1	Juventus Football Club SpA	7,105,610	2,306
*,1	MFE-MediaForEurope NV Class A	3,484,965	2,128
	Rizzoli Corriere Della Sera Mediagroup SpA	1,156,245	898
	DeA Capital SpA	219,690	297
*,1	Webuild SpA Warrants Exp. 8/2/30	374,482	196
*,3	Gemina SpA	315,232	—
			5,581,320
Japan (14.5%)
	Toyota Motor Corp.	157,269,320	2,694,607
	Sony Group Corp.	16,027,792	1,383,216
	Keyence Corp.	2,329,256	936,371
	Mitsubishi UFJ Financial Group Inc.	158,172,539	919,517
	Tokyo Electron Ltd.	1,909,798	805,833
	KDDI Corp.	21,381,704	708,049
	Shin-Etsu Chemical Co. Ltd.	5,131,112	705,192
	SoftBank Group Corp.	17,052,366	701,368
	Recruit Holdings Co. Ltd.	18,460,246	669,768
	Nintendo Co. Ltd.	1,356,555	619,119
	Daiichi Sankyo Co. Ltd.	24,301,100	611,875
	Honda Motor Co. Ltd.	22,092,682	581,116
	Takeda Pharmaceutical Co. Ltd.	19,721,852	572,260
	Hitachi Ltd.	11,970,857	567,735
	ITOCHU Corp.	17,493,251	527,963
	Daikin Industries Ltd.	3,429,165	524,037
	Mitsubishi Corp.	15,476,179	519,621
	Sumitomo Mitsui Financial Group Inc.	16,777,240	506,907
	Mitsui & Co. Ltd.	20,358,127	492,988
	Hoya Corp.	4,616,584	458,160
	Shares	Market Value• ($000)
Nippon Telegraph & Telephone Corp.	15,407,774	454,057
Tokio Marine Holdings Inc.	8,234,647	445,237
Seven & i Holdings Co. Ltd.	9,944,919	439,734
Murata Manufacturing Co. Ltd.	7,363,419	438,915
SoftBank Corp.	35,193,626	409,579
Mizuho Financial Group Inc.	32,827,154	398,611
Nidec Corp.	5,994,093	387,513
FANUC Corp.	2,482,308	380,359
Oriental Land Co. Ltd.	2,423,922	366,667
Astellas Pharma Inc.	23,978,261	365,086
Fujitsu Ltd.	2,398,455	362,524
SMC Corp.	736,515	356,636
Denso Corp.	5,789,291	352,830
Fast Retailing Co. Ltd.	663,788	305,612
Canon Inc.	12,859,084	295,877
Central Japan Railway Co.	2,343,391	294,998
ORIX Corp.	15,532,837	283,303
Bridgestone Corp.	7,453,266	273,190
Komatsu Ltd.	11,836,230	266,392
Mitsubishi Electric Corp.	25,239,622	264,367
Japan Tobacco Inc.	15,271,948	259,803
Dai-ichi Life Holdings Inc.	12,854,780	257,404
Terumo Corp.	8,507,286	253,221
Mitsui Fudosan Co. Ltd.	11,901,590	252,239
Chugai Pharmaceutical Co. Ltd.	8,402,558	251,784
FUJIFILM Holdings Corp.	4,566,282	251,014
Panasonic Holdings Corp.	27,593,937	245,950
East Japan Railway Co.	4,673,185	243,692
Olympus Corp.	13,649,260	240,242
Kao Corp.	5,990,882	240,105
Kubota Corp.	14,088,225	239,340
Shiseido Co. Ltd.	5,026,647	237,617
Sumitomo Corp.	14,496,768	229,392
Toshiba Corp.	5,443,885	226,075
Marubeni Corp.	20,237,497	220,905
Mitsubishi Estate Co. Ltd.	14,732,614	214,604
Kyocera Corp.	3,977,488	208,846

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Asahi Group Holdings Ltd.	5,445,604	205,260
	Japan Post Holdings Co. Ltd.	28,709,161	201,305
	Daiwa House Industry Co. Ltd.	8,284,677	199,165
	Shionogi & Co. Ltd.	3,514,963	195,523
	Otsuka Holdings Co. Ltd.	5,416,691	182,014
	Shimano Inc.	1,010,254	179,001
	MS&AD Insurance Group Holdings Inc.	5,989,417	178,289
	Suzuki Motor Corp.	5,856,659	176,550
	Secom Co. Ltd.	2,503,725	176,148
	Unicharm Corp.	5,047,465	175,611
	M3 Inc.	5,454,336	174,178
	Aeon Co. Ltd.	9,106,027	173,062
	Bandai Namco Holdings Inc.	2,521,096	170,686
	Sompo Holdings Inc.	4,155,085	169,153
	Nippon Steel Corp.	10,540,376	167,366
	Advantest Corp.	2,451,666	167,322
	Ajinomoto Co. Inc.	6,246,624	162,297
	Sysmex Corp.	2,453,031	160,913
	NTT Data Corp.	8,108,845	149,510
	Nomura Holdings Inc.	38,819,348	149,472
	Nippon Yusen KK	2,066,782	149,106
	Eisai Co. Ltd.	3,420,491	148,966
	Sumitomo Mitsui Trust Holdings Inc.	4,734,201	146,938
	Kirin Holdings Co. Ltd.	9,898,096	144,292
	TDK Corp.	4,640,712	143,360
	Omron Corp.	2,377,915	140,188
	Ono Pharmaceutical Co. Ltd.	5,453,334	140,099
*	Renesas Electronics Corp.	12,846,677	137,176
	ENEOS Holdings Inc.	38,652,480	136,003
	Sumitomo Realty & Development Co. Ltd.	5,119,073	135,801
	Sumitomo Metal Mining Co. Ltd.	3,055,301	133,996
	Inpex Corp.	11,210,565	133,385
	Kikkoman Corp.	2,365,322	132,934
	Z Holdings Corp.	33,763,717	132,551
	NEC Corp.	3,384,301	131,297
	Asahi Kasei Corp.	15,971,907	131,045
		Shares	Market Value• ($000)
	Lasertec Corp.	976,314	130,437
	Sekisui House Ltd.	7,393,006	128,401
	Obic Co. Ltd.	863,311	127,545
	Nitto Denko Corp.	1,896,835	127,317
	Mitsubishi Heavy Industries Ltd.	3,698,038	126,436
	Toyota Industries Corp.	2,073,357	124,353
	Resona Holdings Inc.	28,137,457	122,354
	Nexon Co. Ltd.	5,304,412	120,787
	Subaru Corp.	7,899,022	119,865
	Shimadzu Corp.	3,470,789	113,468
	Yaskawa Electric Corp.	3,319,804	112,726
	West Japan Railway Co.	2,982,751	110,717
	Tokyo Gas Co. Ltd.	5,475,702	104,884
	Sumitomo Electric Industries Ltd.	9,733,979	104,648
	Toyota Tsusho Corp.	2,892,508	103,920
	Nippon Paint Holdings Co. Ltd.	13,086,283	103,661
	Nippon Building Fund Inc.	19,752	102,539
	Japan Exchange Group Inc.	6,859,886	102,147
	MINEBEA MITSUMI Inc.	5,265,838	101,031
	Mitsubishi Chemical Holdings Corp.	16,531,362	100,802
*	Nissan Motor Co. Ltd.	24,944,107	99,865
	Mitsui OSK Lines Ltd.	4,264,134	99,828
	Nomura Research Institute Ltd.	3,518,490	99,490
	Dentsu Group Inc.	2,755,263	99,304
	Nitori Holdings Co. Ltd.	964,814	99,259
	SG Holdings Co. Ltd.	5,481,949	96,607
	Makita Corp.	3,162,910	93,486
	Toray Industries Inc.	19,586,684	92,827
	Daiwa Securities Group Inc.	18,890,518	92,585
	Osaka Gas Co. Ltd.	5,124,399	92,359
	Nissan Chemical Corp.	1,725,573	91,149
	Chubu Electric Power Co. Inc.	8,998,323	90,839
	MISUMI Group Inc.	3,607,218	90,449
	AGC Inc.	2,387,255	89,497

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Yakult Honsha Co. Ltd.	1,724,430	89,292
	Disco Corp.	358,130	87,652
	T&D Holdings Inc.	6,690,347	85,974
	MEIJI Holdings Co. Ltd.	1,711,906	85,333
	Trend Micro Inc.	1,493,025	83,246
	Yamaha Motor Co. Ltd.	4,031,179	83,227
	Sumitomo Chemical Co. Ltd.	19,554,591	83,150
	Nippon Prologis REIT Inc.	29,893	82,737
	Kansai Electric Power Co. Inc.	9,421,046	82,585
	Japan Real Estate Investment Corp.	16,810	81,358
	JFE Holdings Inc.	6,612,291	80,860
	Yamato Holdings Co. Ltd.	4,316,943	80,779
	Idemitsu Kosan Co. Ltd.	3,041,447	80,158
	Daito Trust Construction Co. Ltd.	832,154	80,146
	Pan Pacific International Holdings Corp.	5,155,721	78,951
	Isuzu Motors Ltd.	6,668,408	77,792
	Tokyu Corp.	6,353,439	77,695
	Daifuku Co. Ltd.	1,248,331	76,758
	Yamaha Corp.	1,983,099	75,768
	Hankyu Hanshin Holdings Inc.	2,832,742	74,761
	Hamamatsu Photonics KK	1,659,300	74,242
	GLP J-REIT	54,975	74,182
	Rohm Co. Ltd.	1,057,698	73,892
	Konami Holdings Corp.	1,200,269	73,809
	Rakuten Group Inc.	10,468,153	73,590
	Nomura Real Estate Master Fund Inc.	58,083	72,926
	Fuji Electric Co. Ltd.	1,626,859	71,339
	Dai Nippon Printing Co. Ltd.	3,401,731	71,089
	Japan Metropolitan Fund Investment Corp.	88,527	70,364
	SBI Holdings Inc.	3,102,686	69,398
*	Tokyo Electric Power Co. Holdings Inc.	20,006,028	69,056
	TIS Inc.	3,060,182	68,730
		Shares	Market Value• ($000)
	Kyowa Kirin Co. Ltd.	3,214,347	67,748
	Daiwa House REIT Investment Corp.	27,446	66,804
	Kintetsu Group Holdings Co. Ltd.	2,325,503	66,675
	Aisin Corp.	2,237,526	65,001
	Kajima Corp.	5,734,112	63,904
	Suntory Beverage & Food Ltd.	1,617,744	63,741
	TOTO Ltd.	1,881,002	63,388
	JSR Corp.	2,330,727	63,291
	Taiyo Yuden Co. Ltd.	1,591,103	62,510
	Nissin Foods Holdings Co. Ltd.	887,999	61,772
	Capcom Co. Ltd.	2,335,044	61,615
	Obayashi Corp.	8,770,714	60,317
	Odakyu Electric Railway Co. Ltd.	3,971,227	60,137
	Lixil Corp.	3,404,014	59,871
	Sekisui Chemical Co. Ltd.	4,416,913	59,810
	Tobu Railway Co. Ltd.	2,652,552	59,625
	Toppan Inc.	3,555,051	58,764
	Taisei Corp.	2,120,685	57,445
	Keio Corp.	1,487,333	57,043
	BayCurrent Consulting Inc.	173,051	56,738
[1]	Ricoh Co. Ltd.	7,732,318	56,461
	Kawasaki Kisen Kaisha Ltd.	1,058,870	55,360
	Ebara Corp.	1,188,420	54,581
	Oji Holdings Corp.	11,443,736	54,209
	Kobayashi Pharmaceutical Co. Ltd.	794,364	54,171
	Koito Manufacturing Co. Ltd.	1,473,702	54,077
	Hirose Electric Co. Ltd.	424,738	53,888
	Toho Co. Ltd. (Tokyo)	1,449,184	53,776
	Brother Industries Ltd.	3,064,442	53,259
	MatsukiyoCocokara & Co.	1,600,281	52,898
	Concordia Financial Group Ltd.	14,483,021	52,705
[1]	Mazda Motor Corp.	7,404,716	52,579
	Nippon Express Holdings Inc.	891,866	52,291
	CyberAgent Inc.	4,946,067	52,255

Total International Stock Index Fund
		Shares	Market Value• ($000)
	MonotaRO Co. Ltd.	3,028,446	52,023
	SUMCO Corp.	3,603,619	51,898
	Ibiden Co. Ltd.	1,386,903	51,831
	Mitsui Chemicals Inc.	2,235,430	51,075
	Azbil Corp.	1,680,109	51,012
	Yokogawa Electric Corp.	3,119,955	49,740
	Tosoh Corp.	3,601,105	49,726
	Seiko Epson Corp.	3,491,744	49,190
	Asahi Intecc Co. Ltd.	2,509,319	48,490
	Kurita Water Industries Ltd.	1,413,989	48,240
	Nikon Corp.	4,152,337	46,659
	Orix JREIT Inc.	34,115	46,114
	Hulic Co. Ltd.	5,422,240	45,782
	Sojitz Corp.	2,998,310	45,719
	Advance Residence Investment Corp.	16,675	45,663
	Chiba Bank Ltd.	7,878,565	45,406
	USS Co. Ltd.	2,693,008	44,833
	Nippon Shinyaku Co. Ltd.	661,155	44,716
	NGK Insulators Ltd.	3,323,418	44,705
	Nisshin Seifun Group Inc.	3,342,741	44,562
	Showa Denko KK	2,288,340	44,527
	Sega Sammy Holdings Inc.	2,502,586	44,345
[1]	Keisei Electric Railway Co. Ltd.	1,805,613	44,273
	GMO Payment Gateway Inc.	526,701	44,190
	Kobe Bussan Co. Ltd.	1,789,019	43,615
	Hoshizaki Corp.	681,292	43,155
	Otsuka Corp.	1,314,823	43,090
	Marui Group Co. Ltd.	2,501,527	43,070
	Persol Holdings Co. Ltd.	2,139,161	42,440
	United Urban Investment Corp.	38,337	41,946
	Nihon M&A Center Holdings Inc.	3,364,114	41,425
	Shizuoka Bank Ltd.	6,397,108	41,390
	Japan Post Insurance Co. Ltd.	2,557,329	41,351
	Bank of Kyoto Ltd.	942,372	41,057
	Tokyu Fudosan Holdings Corp.	7,873,891	40,973
		Shares	Market Value• ($000)
	Nagoya Railroad Co. Ltd.	2,535,418	40,722
	NH Foods Ltd.	1,288,120	40,679
	SCREEN Holdings Co. Ltd.	497,585	40,667
	Kyushu Railway Co.	2,045,982	40,103
	Japan Post Bank Co. Ltd.	5,304,644	40,020
*	Hitachi Metals Ltd.	2,550,221	39,795
	Square Enix Holdings Co. Ltd.	990,219	39,535
	Fukuoka Financial Group Inc.	2,105,489	38,470
	NGK Spark Plug Co. Ltd.	2,506,110	38,457
*	ANA Holdings Inc.	2,028,640	38,241
	Kose Corp.	370,243	38,010
	Kyushu Electric Power Co. Inc.	5,998,260	37,647
	Santen Pharmaceutical Co. Ltd.	4,611,091	37,510
	Haseko Corp.	3,404,599	37,304
	IHI Corp.	1,633,128	37,031
	Open House Group Co. Ltd.	956,867	37,026
	Mitsubishi HC Capital Inc.	8,216,170	36,968
	Tokyo Tatemono Co. Ltd.	2,615,001	36,869
	Hakuhodo DY Holdings Inc.	3,100,233	36,588
[1]	Shimizu Corp.	6,947,902	36,432
	Toyo Suisan Kaisha Ltd.	1,175,367	36,291
	Shinko Electric Industries Co. Ltd.	841,892	36,290
	Japan Prime Realty Investment Corp.	11,937	36,214
	Nomura Real Estate Holdings Inc.	1,470,317	35,825
	Kuraray Co. Ltd.	4,473,496	35,778
	TechnoPro Holdings Inc.	1,402,783	35,726
	Industrial & Infrastructure Fund Investment Corp.	24,801	35,587
	Kakaku.com Inc.	1,688,074	35,351
	Asics Corp.	2,211,420	34,889
	Kansai Paint Co. Ltd.	2,524,442	34,766
	Tohoku Electric Power Co. Inc.	6,174,240	34,344

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Rohto Pharmaceutical Co. Ltd.	1,281,065	34,210
*,1	Skylark Holdings Co. Ltd.	2,858,096	33,913
	Lion Corp.	3,287,606	33,874
	Mitsubishi Gas Chemical Co. Inc.	2,319,223	33,868
	Nabtesco Corp.	1,473,951	33,617
	Nippon Sanso Holdings Corp.	1,858,700	33,448
	Isetan Mitsukoshi Holdings Ltd.	4,494,216	33,354
	Kawasaki Heavy Industries Ltd.	1,875,241	33,347
[1]	Hikari Tsushin Inc.	282,375	33,064
	NOF Corp.	874,375	32,819
	Keikyu Corp.	3,219,711	32,431
	Stanley Electric Co. Ltd.	1,868,578	32,220
[1]	Sekisui House Reit Inc.	54,544	31,917
	Sumitomo Heavy Industries Ltd.	1,492,993	31,594
	NSK Ltd.	5,687,967	31,476
	LaSalle Logiport REIT	23,193	31,378
	JGC Holdings Corp.	2,767,716	31,320
	Medipal Holdings Corp.	1,901,850	31,320
	Amada Co. Ltd.	4,033,066	31,317
	Air Water Inc.	2,345,349	31,130
	Aozora Bank Ltd.	1,545,438	30,940
	Hitachi Construction Machinery Co. Ltd.	1,366,200	30,933
	Food & Life Cos. Ltd.	1,300,709	30,867
*	Japan Airlines Co. Ltd.	1,869,099	30,858
	Activia Properties Inc.	9,598	30,671
[1]	Ito En Ltd.	739,397	30,386
	Alfresa Holdings Corp.	2,209,278	30,043
	Denka Co. Ltd.	1,117,826	29,967
	Yamada Holdings Co. Ltd.	10,010,996	29,894
	COMSYS Holdings Corp.	1,438,322	29,863
	Zensho Holdings Co. Ltd.	1,262,360	29,769
	Japan Hotel REIT Investment Corp.	58,397	29,659
		Shares	Market Value• ($000)
	Nippon Accommodations Fund Inc.	6,018	29,641
	Mitsui Fudosan Logistics Park Inc.	6,894	29,558
	Rinnai Corp.	459,914	29,397
	Electric Power Development Co. Ltd.	2,142,425	29,357
	Kadokawa Corp.	1,170,368	29,339
	ZOZO Inc.	1,392,658	29,159
	Iida Group Holdings Co. Ltd.	1,830,689	29,116
	Itochu Techno-Solutions Corp.	1,239,547	29,025
	THK Co. Ltd.	1,453,096	28,795
	Koei Tecmo Holdings Co. Ltd.	933,524	28,627
	Casio Computer Co. Ltd.	2,757,918	28,599
*	Japan Airport Terminal Co. Ltd.	687,273	28,478
	Suzuken Co. Ltd.	950,101	28,044
	Japan Logistics Fund Inc.	11,313	27,609
[1]	Hitachi Transport System Ltd.	418,653	27,480
	Toho Gas Co. Ltd.	1,155,545	27,108
	Sumitomo Forestry Co. Ltd.	1,769,888	27,077
	Ryohin Keikaku Co. Ltd.	3,008,226	27,035
	Keihan Holdings Co. Ltd.	1,265,323	26,989
	Oracle Corp. Japan	418,505	26,894
	Iwatani Corp.	669,084	26,621
	Welcia Holdings Co. Ltd.	1,297,992	26,608
	Miura Co. Ltd.	1,273,176	26,594
	Seibu Holdings Inc.	2,657,548	26,403
*	SHIFT Inc.	137,804	26,114
	Teijin Ltd.	2,428,974	25,957
	SCSK Corp.	1,626,571	25,860
	Kenedix Office Investment Corp.	4,929	25,762
	Nankai Electric Railway Co. Ltd.	1,442,478	25,752
	Chugoku Electric Power Co. Inc.	3,902,804	25,706
	Kagome Co. Ltd.	1,025,407	25,662
	Mitsubishi Materials Corp.	1,639,316	25,644
	SHO-BOND Holdings Co. Ltd.	609,281	25,608
	Nichirei Corp.	1,389,487	25,512

Total International Stock Index Fund
	Shares	Market Value• ($000)
Tokyo Ohka Kogyo Co. Ltd.	469,327	25,501
AEON REIT Investment Corp.	22,174	25,458
Mitsui High-Tec Inc.	292,408	25,260
Mebuki Financial Group Inc.	12,405,138	24,978
Shimamura Co. Ltd.	281,294	24,948
NET One Systems Co. Ltd.	1,043,335	24,897
Dowa Holdings Co. Ltd.	584,093	24,848
ADEKA Corp.	1,293,688	24,811
Tokyo Century Corp.	803,114	24,738
Cosmo Energy Holdings Co. Ltd.	993,332	24,679
Sohgo Security Services Co. Ltd.	879,313	24,426
Ulvac Inc.	622,951	24,410
Hisamitsu Pharmaceutical Co. Inc.	886,405	24,285
Horiba Ltd.	497,883	24,224
Taiheiyo Cement Corp.	1,495,827	24,202
Pigeon Corp.	1,417,563	24,177
Frontier Real Estate Investment Corp.	6,231	24,142
Tsuruha Holdings Inc.	471,702	24,108
Jeol Ltd.	535,852	24,064
Mori Hills REIT Investment Corp.	21,141	23,977
INFRONEER Holdings Inc.	3,255,803	23,715
J Front Retailing Co. Ltd.	3,154,091	23,636
Kewpie Corp.	1,389,965	23,409
Goldwin Inc.	465,993	23,373
Sanwa Holdings Corp.	2,561,389	23,335
Nihon Kohden Corp.	968,268	23,244
Daiwa Securities Living Investments Corp.	26,385	23,221
Taisho Pharmaceutical Holdings Co. Ltd.	586,069	23,084
Zenkoku Hosho Co. Ltd.	655,157	22,993
Lawson Inc.	623,530	22,934
Kamigumi Co. Ltd.	1,338,201	22,721
		Shares	Market Value• ($000)
	EXEO Group Inc.	1,363,880	22,706
	Japan Steel Works Ltd.	806,607	22,702
	Alps Alpine Co. Ltd.	2,554,753	22,616
	Nifco Inc.	1,068,539	22,561
	Credit Saison Co. Ltd.	1,999,700	22,524
	House Foods Group Inc.	960,824	22,487
	Internet Initiative Japan Inc.	704,344	21,983
	Fujitec Co. Ltd.	1,010,534	21,779
	Anritsu Corp.	1,721,277	21,644
	Sharp Corp.	2,541,697	21,506
	Daiseki Co. Ltd.	593,536	21,347
	Morinaga Milk Industry Co. Ltd.	528,045	21,265
	Tsumura & Co.	861,690	21,202
[1]	BIPROGY Inc.	835,944	21,120
	K's Holdings Corp.	2,124,230	21,036
	Cosmos Pharmaceutical Corp.	227,845	21,004
	JTEKT Corp.	2,997,231	20,896
	Comforia Residential REIT Inc.	8,382	20,886
	Invincible Investment Corp.	63,939	20,849
	Tokai Carbon Co. Ltd.	2,519,756	20,836
	Kenedix Residential Next Investment Corp.	12,947	20,827
	Hulic Reit Inc.	16,703	20,749
	Daicel Corp.	3,373,028	20,619
	Coca-Cola Bottlers Japan Holdings Inc.	1,836,212	20,585
	Nagase & Co. Ltd.	1,433,547	20,543
	Nippon Electric Glass Co. Ltd.	1,016,499	20,463
	Daiwa Office Investment Corp.	3,614	20,460
	Toyo Seikan Group Holdings Ltd.	1,881,663	20,353
	Nishi-Nippon Railroad Co. Ltd.	1,016,571	20,336
[1]	NTT UD REIT Investment Corp.	17,603	20,333
	DIC Corp.	1,064,916	20,307
	Sumitomo Rubber Industries Ltd.	2,338,385	20,269
	Kinden Corp.	1,709,258	20,254
*	Park24 Co. Ltd.	1,421,750	20,246
	Konica Minolta Inc.	5,764,803	20,063
	Zeon Corp.	1,884,087	20,063

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Kaneka Corp.	747,249	19,995
*	Mitsubishi Motors Corp.	7,983,114	19,966
	Sundrug Co. Ltd.	855,883	19,927
	Sugi Holdings Co. Ltd.	462,084	19,805
	Yamazaki Baking Co. Ltd.	1,600,741	19,789
	Ezaki Glico Co. Ltd.	689,631	19,771
	Hachijuni Bank Ltd.	5,988,782	19,749
	Relo Group Inc.	1,376,660	19,665
	UBE Corp.	1,266,422	19,636
	Nippon Gas Co. Ltd.	1,362,228	19,331
	Hirogin Holdings Inc.	3,920,876	19,319
	Aeon Mall Co. Ltd.	1,583,113	19,263
	Takara Holdings Inc.	2,280,998	19,213
	Sumitomo Pharma Co. Ltd.	2,156,113	19,206
	Sankyu Inc.	629,907	19,205
*	Money Forward Inc.	563,786	19,170
	Mitsubishi Logistics Corp.	830,607	19,143
	Nippon Kayaku Co. Ltd.	2,176,546	18,969
	Ushio Inc.	1,453,328	18,843
[1]	Justsystems Corp.	432,257	18,787
*	PeptiDream Inc.	1,157,094	18,663
	Kobe Steel Ltd.	4,283,455	18,570
	Pilot Corp.	456,637	18,553
	Penta-Ocean Construction Co. Ltd.	3,782,719	18,509
	Yokohama Rubber Co. Ltd.	1,358,386	18,187
	Mitsui Mining & Smelting Co. Ltd.	718,175	18,160
	Fuji Corp.	1,088,030	18,153
	Toda Corp.	3,139,495	18,038
	Hino Motors Ltd.	3,450,759	17,813
	Iyo Bank Ltd.	3,657,628	17,735
	Mitsubishi Estate Logistics REIT Investment Corp.	4,942	17,731
	Sotetsu Holdings Inc.	1,025,645	17,583
	Kureha Corp.	233,668	17,556
	Mabuchi Motor Co. Ltd.	656,063	17,522
	Amano Corp.	901,833	17,361
	Sapporo Holdings Ltd.	829,237	17,260
		Shares	Market Value• ($000)
	Calbee Inc.	963,044	17,250
	Fancl Corp.	894,492	17,123
	Topcon Corp.	1,331,124	17,037
	As One Corp.	320,728	17,028
	GS Yuasa Corp.	981,325	17,017
	Ship Healthcare Holdings Inc.	1,017,570	16,997
[1]	DeNA Co. Ltd.	1,169,809	16,955
	Meitec Corp.	319,202	16,943
	Sawai Group Holdings Co. Ltd.	502,433	16,854
	Maruichi Steel Tube Ltd.	786,244	16,780
	Nippon Shokubai Co. Ltd.	415,972	16,735
	Tokyo Seimitsu Co. Ltd.	485,910	16,716
	DMG Mori Co. Ltd.	1,330,618	16,700
	Chugoku Bank Ltd.	2,244,166	16,503
	Rengo Co. Ltd.	2,781,055	16,465
	Takashimaya Co. Ltd.	1,799,323	16,412
	Mirait Holdings Corp.	1,169,724	16,392
	NIPPON REIT Investment Corp.	5,699	16,336
[1]	Ain Holdings Inc.	363,020	16,283
	Sankyo Co. Ltd.	565,131	16,262
[1]	Bic Camera Inc.	1,925,625	16,253
	Kenedix Retail REIT Corp.	7,711	16,234
	Morinaga & Co. Ltd.	523,514	16,233
	Tokyu REIT Inc.	11,580	16,233
	Yamaguchi Financial Group Inc.	2,959,902	16,230
	Benesse Holdings Inc.	925,717	16,197
	Japan Excellent Inc.	16,460	16,150
[1]	Hoshino Resorts REIT Inc.	3,120	16,095
	NSD Co. Ltd.	906,340	16,089
	Aica Kogyo Co. Ltd.	693,316	16,049
	Seven Bank Ltd.	8,579,649	16,038
	Fujikura Ltd.	3,389,121	16,032
	Hazama Ando Corp.	2,218,975	15,417
	Yoshinoya Holdings Co. Ltd.	844,793	15,370
	Gunma Bank Ltd.	5,313,362	15,274
	Seino Holdings Co. Ltd.	1,867,980	15,259

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Daiwabo Holdings Co. Ltd.	1,179,227	15,259
	Kyushu Financial Group Inc.	4,971,776	15,258
	Asahi Holdings Inc.	960,510	15,247
	Sanrio Co. Ltd.	726,175	15,232
	Toyo Tire Corp.	1,327,558	15,227
	H.U. Group Holdings Inc.	682,656	15,211
	Nippon Suisan Kaisha Ltd.	3,431,362	15,151
	GMO internet Inc.	757,945	15,148
	SMS Co. Ltd.	644,602	15,128
	Katitas Co. Ltd.	642,005	14,976
	PALTAC Corp.	410,148	14,949
	Rakus Co. Ltd.	1,211,408	14,847
	Yaoko Co. Ltd.	280,397	14,834
	Resorttrust Inc.	871,012	14,654
	Mori Trust Sogo Reit Inc.	13,357	14,544
	Fuji Soft Inc.	272,329	14,514
	Sakata Seed Corp.	427,296	14,388
	Daiichikosho Co. Ltd.	524,579	14,308
	Kokuyo Co. Ltd.	1,097,050	14,288
[1]	Shinsei Bank Ltd.	807,765	14,165
	Yamato Kogyo Co. Ltd.	436,730	14,095
	Toyoda Gosei Co. Ltd.	966,049	14,068
	ABC-Mart Inc.	336,446	13,952
	Nisshinbo Holdings Inc.	1,862,608	13,936
	Menicon Co. Ltd.	649,806	13,879
	TS Tech Co. Ltd.	1,329,654	13,876
	Digital Garage Inc.	419,009	13,867
	Fuyo General Lease Co. Ltd.	254,593	13,775
	OKUMA Corp.	384,924	13,758
	Sumitomo Bakelite Co. Ltd.	419,211	13,755
	AEON Financial Service Co. Ltd.	1,492,874	13,725
	Heiwa Real Estate REIT Inc.	11,976	13,719
	FP Corp.	605,412	13,693
*	Shochiku Co. Ltd.	133,853	13,661
	Wacom Co. Ltd.	1,855,185	13,413
	Inaba Denki Sangyo Co. Ltd.	683,805	13,411
	Dexerials Corp.	611,593	13,411
	JCR Pharmaceuticals Co. Ltd.	720,302	13,387
	Nichias Corp.	743,413	13,351
		Shares	Market Value• ($000)
	NHK Spring Co. Ltd.	2,066,267	13,346
	Infomart Corp.	2,673,297	13,314
	Daido Steel Co. Ltd.	464,651	13,254
	Toagosei Co. Ltd.	1,613,292	13,252
	OBIC Business Consultants Co. Ltd.	367,220	13,199
	Heiwa Real Estate Co. Ltd.	418,325	13,196
	Kaken Pharmaceutical Co. Ltd.	432,435	13,104
	Fujitsu General Ltd.	736,908	13,098
	Citizen Watch Co. Ltd.	3,468,383	13,090
	Macnica Fuji Electronics Holdings Inc.	629,061	13,042
	Furukawa Electric Co. Ltd.	802,696	13,035
	NOK Corp.	1,526,915	12,991
	Canon Marketing Japan Inc.	595,938	12,968
	Acom Co. Ltd.	5,037,626	12,955
	Outsourcing Inc.	1,300,225	12,895
	Toyota Boshoku Corp.	806,573	12,855
	Daio Paper Corp.	1,077,860	12,853
	OSG Corp.	1,017,899	12,787
	Kotobuki Spirits Co. Ltd.	242,448	12,762
	Mizuho Leasing Co. Ltd.	547,272	12,686
	NEC Networks & System Integration Corp.	873,722	12,406
	Nipro Corp.	1,567,523	12,351
	NS Solutions Corp.	412,918	12,319
	Tokuyama Corp.	924,583	12,297
	Maruwa Co. Ltd.	104,876	12,228
	Lintec Corp.	651,663	12,139
	Sumitomo Osaka Cement Co. Ltd.	432,741	12,101
	Hanwa Co. Ltd.	492,271	12,033
	Nishi-Nippon Financial Holdings Inc.	1,997,053	12,003
	JAFCO Group Co. Ltd.	992,173	11,962
	Japan Elevator Service Holdings Co. Ltd.	914,340	11,949
	Duskin Co. Ltd.	558,968	11,924
	Shiga Bank Ltd.	633,010	11,903
[1]	Colowide Co. Ltd.	923,227	11,816

Total International Stock Index Fund
	Shares	Market Value• ($000)
DTS Corp.	534,022	11,717
77 Bank Ltd.	942,402	11,685
Kyoritsu Maintenance Co. Ltd.	320,421	11,668
Hokuhoku Financial Group Inc.	1,721,035	11,646
Kyudenko Corp.	512,455	11,621
Shikoku Electric Power Co. Inc.	2,016,034	11,591
Sumitomo Warehouse Co. Ltd.	690,354	11,585
Kanematsu Corp.	1,117,149	11,546
Benefit One Inc.	758,901	11,507
Shoei Co. Ltd.	309,770	11,492
Toho Holdings Co. Ltd.	707,574	11,486
Izumi Co. Ltd.	527,281	11,460
Glory Ltd.	712,228	11,456
Hitachi Zosen Corp.	2,115,879	11,418
Toei Co. Ltd.	85,751	11,373
Japan Material Co. Ltd.	752,684	11,372
Pola Orbis Holdings Inc.	985,619	11,363
Systena Corp.	3,592,344	11,292
Tomy Co. Ltd.	1,182,283	11,217
Fujimi Inc.	257,283	11,217
DCM Holdings Co. Ltd.	1,351,900	11,162
Kintetsu World Express Inc.	466,302	11,108
Toshiba TEC Corp.	318,477	10,796
Nishimatsu Construction Co. Ltd.	366,106	10,779
Heiwa Corp.	716,495	10,773
Takuma Co. Ltd.	959,600	10,754
Global One Real Estate Investment Corp.	12,521	10,733
Fukuyama Transporting Co. Ltd.	382,528	10,707
Rorze Corp.	122,485	10,700
Tadano Ltd.	1,505,856	10,697
Taiyo Holdings Co. Ltd.	447,916	10,686
CRE Logistics REIT Inc.	6,959	10,642
Okumura Corp.	450,634	10,638
Tokyo Steel Manufacturing Co. Ltd.	1,026,821	10,628
		Shares	Market Value• ($000)
	Wacoal Holdings Corp.	744,830	10,609
	Aiful Corp.	3,721,414	10,607
	Daishi Hokuetsu Financial Group Inc.	544,460	10,531
	Monex Group Inc.	2,300,076	10,490
	SOSiLA Logistics REIT Inc.	8,501	10,333
	EDION Corp.	1,134,369	10,208
	Tsubakimoto Chain Co.	444,604	10,152
	CKD Corp.	782,635	10,135
	Nippon Light Metal Holdings Co. Ltd.	786,349	10,075
	Kumagai Gumi Co. Ltd.	482,066	10,060
	Milbon Co. Ltd.	240,114	10,054
	Takasago Thermal Engineering Co. Ltd.	768,048	10,047
[1]	Ichigo Office REIT Investment Corp.	15,623	10,029
[1]	Toridoll Holdings Corp.	549,919	9,973
	Nikkon Holdings Co. Ltd.	655,558	9,929
	Star Asia Investment Corp.	21,680	9,893
	Toyobo Co. Ltd.	1,200,356	9,869
	TOKAI Holdings Corp.	1,467,644	9,865
	Central Glass Co. Ltd.	535,385	9,859
	Nippon Paper Industries Co. Ltd.	1,239,557	9,846
	Fuji Kyuko Co. Ltd.	308,220	9,753
	Ariake Japan Co. Ltd.	242,475	9,728
	Takara Bio Inc.	599,117	9,636
	Itoham Yonekyu Holdings Inc.	1,907,781	9,602
	Meidensha Corp.	529,958	9,597
	Sanken Electric Co. Ltd.	258,135	9,533
	Mochida Pharmaceutical Co. Ltd.	333,771	9,507
	Descente Ltd.	494,537	9,497
	Kohnan Shoji Co. Ltd.	327,876	9,495
	Senko Group Holdings Co. Ltd.	1,399,751	9,466
	San-In Godo Bank Ltd.	1,904,434	9,455

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Maruha Nichiro Corp.	513,696	9,454
*	Sansan Inc.	987,076	9,417
	Nippon Soda Co. Ltd.	354,221	9,368
	Fukuoka REIT Corp.	7,482	9,357
	Joyful Honda Co. Ltd.	776,823	9,317
	en Japan Inc.	395,988	9,304
	Mani Inc.	813,807	9,294
[1]	Kusuri no Aoki Holdings Co. Ltd.	209,427	9,278
	Round One Corp.	831,313	9,253
	Matsui Securities Co. Ltd.	1,495,309	9,248
	Raito Kogyo Co. Ltd.	618,806	9,239
	Hokuetsu Corp.	1,783,760	9,138
	Kandenko Co. Ltd.	1,430,796	9,074
[1]	Atom Corp.	1,584,318	9,028
	Okamura Corp.	979,744	9,004
	Hankyu Hanshin REIT Inc.	7,905	8,983
	Fuji Oil Holdings Inc.	630,404	8,947
	Inabata & Co. Ltd.	545,636	8,929
	GungHo Online Entertainment Inc.	437,467	8,925
	Hokuriku Electric Power Co.	2,246,378	8,911
	Tokai Tokyo Financial Holdings Inc.	2,985,284	8,856
	KH Neochem Co. Ltd.	467,584	8,845
	Mixi Inc.	513,097	8,827
	Itochu Advance Logistics Investment Corp.	7,138	8,818
[1]	Seiren Co. Ltd.	555,572	8,805
	Hokkoku Financial Holdings Inc.	304,904	8,796
[1]	BeNext-Yumeshin Group Co.	760,860	8,762
	Hokkaido Electric Power Co. Inc.	2,343,026	8,698
*,1	HIS Co. Ltd.	509,245	8,683
	Information Services International-Dentsu Ltd.	301,716	8,665
	Jaccs Co. Ltd.	341,083	8,625
	Trusco Nakayama Corp.	550,666	8,587
*	NTN Corp.	5,364,367	8,569
	Taikisha Ltd.	346,251	8,544
		Shares	Market Value• ($000)
	Nihon Parkerizing Co. Ltd.	1,203,429	8,512
	Dip Corp.	260,608	8,497
	TKC Corp.	322,832	8,480
	Makino Milling Machine Co. Ltd.	274,231	8,450
	Sangetsu Corp.	700,980	8,398
	Autobacs Seven Co. Ltd.	796,147	8,383
	Paramount Bed Holdings Co. Ltd.	502,228	8,365
	Nippon Steel Trading Corp.	205,270	8,354
	Kumiai Chemical Industry Co. Ltd.	1,230,738	8,326
	Japan Aviation Electronics Industry Ltd.	595,378	8,325
	Kiyo Bank Ltd.	757,127	8,305
	Noevir Holdings Co. Ltd.	211,811	8,305
	Nojima Corp.	409,268	8,231
[1]	Nagawa Co. Ltd.	116,700	8,226
	Komeri Co. Ltd.	389,343	8,224
	Takeuchi Manufacturing Co. Ltd.	448,345	8,222
[1]	Create Restaurants Holdings Inc.	1,308,112	8,181
	KYORIN Holdings Inc.	559,866	8,142
	Megmilk Snow Brand Co. Ltd.	543,169	8,096
	Transcosmos Inc.	343,045	8,088
	Toyo Ink SC Holdings Co. Ltd.	542,277	8,075
	UT Group Co. Ltd.	356,429	8,015
	Nippn Corp.	615,267	8,002
	KOMEDA Holdings Co. Ltd.	459,609	7,918
	Ichibanya Co. Ltd.	213,015	7,915
	Japan Petroleum Exploration Co. Ltd.	391,461	7,803
[1]	Mirai Corp.	20,046	7,787
	Valor Holdings Co. Ltd.	491,055	7,736
	MOS Food Services Inc.	335,393	7,685
	Daihen Corp.	266,778	7,632
	Earth Corp.	180,472	7,627
*,1	Royal Holdings Co. Ltd.	476,092	7,625
	ZERIA Pharmaceutical Co. Ltd.	495,857	7,587
	Suruga Bank Ltd.	2,410,421	7,562

Total International Stock Index Fund
		Shares	Market Value• ($000)
	S-Pool Inc.	756,707	7,561
	Awa Bank Ltd.	457,527	7,552
	Hogy Medical Co. Ltd.	302,124	7,545
	H2O Retailing Corp.	1,146,152	7,497
	Fuso Chemical Co. Ltd.	253,205	7,453
	Kissei Pharmaceutical Co. Ltd.	374,433	7,409
	Towa Pharmaceutical Co. Ltd.	347,971	7,402
	Japan Securities Finance Co. Ltd.	1,021,383	7,378
	Nichicon Corp.	809,434	7,329
	Nishimatsuya Chain Co. Ltd.	596,663	7,323
	Arcs Co. Ltd.	461,814	7,311
	Japan Lifeline Co. Ltd.	873,974	7,285
	Orient Corp.	7,562,877	7,260
	Fuji Seal International Inc.	543,563	7,219
	Tokai Rika Co. Ltd.	684,612	7,213
	JCU Corp.	282,154	7,187
	Oki Electric Industry Co. Ltd.	1,106,248	7,166
	Starts Corp. Inc.	386,550	7,164
	Ohsho Food Service Corp.	152,263	7,150
*,1	RENOVA Inc.	580,231	7,149
	Shibaura Machine Co. Ltd.	299,121	7,145
	Create SD Holdings Co. Ltd.	310,956	7,113
	Nitto Boseki Co. Ltd.	366,315	7,103
	Juroku Financial Group Inc.	420,859	7,069
[1]	Gree Inc.	926,538	7,060
	Ogaki Kyoritsu Bank Ltd.	480,705	7,045
	Nisshin Oillio Group Ltd.	310,812	7,034
	Nomura Co. Ltd.	1,022,557	7,032
	Daiho Corp.	205,005	7,018
	San-A Co. Ltd.	223,433	7,014
	Riken Keiki Co. Ltd.	222,417	7,001
	Nachi-Fujikoshi Corp.	239,269	6,959
*	Management Solutions Co. Ltd.	196,290	6,953
	Hyakugo Bank Ltd.	2,626,949	6,952
	Nextage Co. Ltd.	452,393	6,914
	Hosiden Corp.	723,145	6,896
		Shares	Market Value• ($000)
	Digital Arts Inc.	123,172	6,882
[1]	eRex Co. Ltd.	454,339	6,877
	Elecom Co. Ltd.	570,272	6,838
*,1	euglena Co. Ltd.	1,033,091	6,835
[1]	Snow Peak Inc.	372,700	6,832
	Funai Soken Holdings Inc.	405,929	6,808
	Future Corp.	463,344	6,789
	BML Inc.	262,128	6,746
	Sanki Engineering Co. Ltd.	593,893	6,727
	Hioki EE Corp.	111,805	6,707
	One REIT Inc.	3,158	6,704
[1]	SAMTY Co. Ltd.	414,937	6,702
	North Pacific Bank Ltd.	3,522,551	6,679
	Tocalo Co. Ltd.	667,644	6,666
	eGuarantee Inc.	401,065	6,658
	Seiko Holdings Corp.	388,582	6,653
	TBS Holdings Inc.	504,848	6,625
	Tokyotokeiba Co. Ltd.	193,662	6,590
	Meiko Electronics Co. Ltd.	248,512	6,572
[1]	ASKUL Corp.	535,606	6,559
*	Chiyoda Corp.	1,981,198	6,551
	Nissin Electric Co. Ltd.	610,776	6,513
	Tri Chemical Laboratories Inc.	346,534	6,508
*	Toyo Construction Co. Ltd.	903,002	6,497
	TRE Holdings Corp.	405,700	6,491
	JINS Holdings Inc.	195,239	6,435
	Sumitomo Mitsui Construction Co. Ltd.	1,981,503	6,429
	Kato Sangyo Co. Ltd.	247,102	6,412
	Takara Leben Real Estate Investment Corp.	6,873	6,406
	Comture Corp.	296,144	6,397
[1]	Token Corp.	95,538	6,360
[1]	Zojirushi Corp.	601,235	6,358
	United Super Markets Holdings Inc.	746,105	6,313
	KYB Corp.	278,861	6,312
	Yodogawa Steel Works Ltd.	333,191	6,307
*,1	Raksul Inc.	301,703	6,234
	Nippon Kanzai Co. Ltd.	290,003	6,232
	Saizeriya Co. Ltd.	339,604	6,228

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Idec Corp.	352,806	6,227
	Prima Meat Packers Ltd.	379,504	6,223
	Okinawa Electric Power Co. Inc.	622,933	6,201
	Showa Sangyo Co. Ltd.	306,541	6,201
[1]	Kura Sushi Inc.	249,955	6,190
*,1	Oisix ra daichi Inc.	301,166	6,189
	Life Corp.	270,616	6,173
	UACJ Corp.	368,538	6,166
	Maruwa Unyu Kikan Co. Ltd.	526,886	6,151
	Kanamoto Co. Ltd.	409,693	6,122
	Eizo Corp.	234,185	6,104
	Iino Kaiun Kaisha Ltd.	1,078,213	6,104
	Nichiha Corp.	335,935	6,074
	ValueCommerce Co. Ltd.	207,007	6,049
	Organo Corp.	87,962	6,036
	Toa Corp.	461,990	6,028
	Iriso Electronics Co. Ltd.	257,547	6,018
	Maeda Kosen Co. Ltd.	262,897	6,011
	Ichigo Inc.	2,661,291	5,968
	Musashi Seimitsu Industry Co. Ltd.	576,565	5,859
	Nissha Co. Ltd.	550,332	5,808
	Nanto Bank Ltd.	369,916	5,788
	Ai Holdings Corp.	439,731	5,773
	Heiwado Co. Ltd.	380,968	5,747
[1]	Change Inc.	412,071	5,744
	Totetsu Kogyo Co. Ltd.	317,532	5,740
	Gunze Ltd.	199,341	5,739
	Adastria Co. Ltd.	343,310	5,690
	Strike Co. Ltd.	186,829	5,689
	S Foods Inc.	244,494	5,688
	Japan Wool Textile Co. Ltd.	759,312	5,676
	SKY Perfect JSAT Holdings Inc.	1,746,180	5,657
[1]	Yokowo Co. Ltd.	287,630	5,644
	Ringer Hut Co. Ltd.	326,038	5,640
	Roland Corp.	162,510	5,608
	Max Co. Ltd.	457,919	5,586
	Yokogawa Bridge Holdings Corp.	380,704	5,583
	MCJ Co. Ltd.	848,457	5,550
	Eiken Chemical Co. Ltd.	415,899	5,508
	Megachips Corp.	214,621	5,498
	Giken Ltd.	199,350	5,470
		Shares	Market Value• ($000)
	Osaka Soda Co. Ltd.	222,506	5,467
	Nippon Densetsu Kogyo Co. Ltd.	439,086	5,459
	Sanyo Chemical Industries Ltd.	142,747	5,459
	Fuji Media Holdings Inc.	627,666	5,421
	Shima Seiki Manufacturing Ltd.	378,937	5,406
	Aeon Delight Co. Ltd.	250,952	5,364
	Mitsui-Soko Holdings Co. Ltd.	287,276	5,341
	Takara Standard Co. Ltd.	533,151	5,327
	Tsugami Corp.	571,919	5,326
	Monogatari Corp.	127,594	5,321
	SBS Holdings Inc.	228,753	5,308
	Maxell Ltd.	590,365	5,264
	Yamazen Corp.	711,209	5,252
	GLOBERIDE Inc.	260,122	5,249
	Nippon Signal Co. Ltd.	755,395	5,244
	Okasan Securities Group Inc.	1,933,593	5,177
*	M&A Capital Partners Co. Ltd.	166,669	5,177
	Shinmaywa Industries Ltd.	733,914	5,148
	Keiyo Bank Ltd.	1,349,342	5,142
	Aida Engineering Ltd.	691,969	5,126
	Optex Group Co. Ltd.	389,229	5,121
	Noritake Co. Ltd.	161,074	5,115
	DyDo Group Holdings Inc.	131,655	5,104
	T Hasegawa Co. Ltd.	261,971	5,102
[1]	Pacific Metals Co. Ltd.	182,078	5,080
	Exedy Corp.	425,167	5,063
	Star Micronics Co. Ltd.	451,574	5,062
	Bell System24 Holdings Inc.	437,304	5,057
	Noritz Corp.	435,973	5,049
[1]	Mitani Sekisan Co. Ltd.	126,200	5,030
	FULLCAST Holdings Co. Ltd.	261,673	5,007
	San-Ai Obbli Co. Ltd.	679,938	4,991
	Kaga Electronics Co. Ltd.	211,380	4,981
	Mandom Corp.	500,561	4,977

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Prestige International Inc.	1,035,176	4,975
	Kitz Corp.	976,788	4,965
	METAWATER Co. Ltd.	300,291	4,965
	Riso Kagaku Corp.	263,767	4,953
	Nikkiso Co. Ltd.	793,739	4,947
	Ryosan Co. Ltd.	276,999	4,928
	Musashino Bank Ltd.	358,712	4,907
[1]	Kisoji Co. Ltd.	306,895	4,883
	Fujimori Kogyo Co. Ltd.	176,966	4,881
	Bank of Nagoya Ltd.	202,067	4,877
	Toho Titanium Co. Ltd.	426,674	4,876
	Micronics Japan Co. Ltd.	416,484	4,874
	Ricoh Leasing Co. Ltd.	185,926	4,870
	Mitsubishi Logisnext Co. Ltd.	828,434	4,861
	Chugoku Marine Paints Ltd.	658,082	4,826
	Sekisui Jushi Corp.	352,647	4,822
	Senshu Ikeda Holdings Inc.	3,521,641	4,818
	Okamoto Industries Inc.	163,490	4,814
	Bunka Shutter Co. Ltd.	635,837	4,779
	Mitsubishi Pencil Co. Ltd.	489,546	4,753
	Itochu Enex Co. Ltd.	572,274	4,738
	Sanyo Special Steel Co. Ltd.	309,264	4,731
	Anicom Holdings Inc.	1,002,040	4,727
[1]	Shoei Foods Corp.	157,337	4,725
	Nippon Carbon Co. Ltd.	146,625	4,711
[1]	Aeon Hokkaido Corp.	584,413	4,686
	Infocom Corp.	274,381	4,677
	Shizuoka Gas Co. Ltd.	652,309	4,676
	Morita Holdings Corp.	486,822	4,672
	Sanyo Denki Co. Ltd.	108,248	4,650
[1]	Hiday Hidaka Corp.	324,830	4,648
	Towa Corp.	299,258	4,644
	Topre Corp.	547,098	4,639
	United Arrows Ltd.	344,934	4,637
	LITALICO Inc.	224,444	4,630
		Shares	Market Value• ($000)
	FCC Co. Ltd.	462,909	4,624
	Yellow Hat Ltd.	367,984	4,597
	Mitsubishi Shokuhin Co. Ltd.	185,324	4,593
	Insource Co. Ltd.	269,496	4,590
	TechMatrix Corp.	297,281	4,587
	Shibuya Corp.	253,452	4,565
	Kameda Seika Co. Ltd.	140,036	4,558
	Kanto Denka Kogyo Co. Ltd.	604,137	4,558
	Torishima Pump Manufacturing Co. Ltd.	459,555	4,521
	Nippon Ceramic Co. Ltd.	247,340	4,516
*,1	Leopalace21 Corp.	2,997,587	4,509
*,1	W-Scope Corp.	610,712	4,504
	Tokyo Kiraboshi Financial Group Inc.	332,468	4,492
	Avex Inc.	416,497	4,477
	Chudenko Corp.	278,216	4,472
	TOMONY Holdings Inc.	1,768,038	4,472
	Intage Holdings Inc.	367,274	4,469
	Restar Holdings Corp.	289,277	4,467
*	MedPeer Inc.	194,933	4,462
	Carta Holdings Inc.	234,400	4,451
	Nitta Corp.	209,222	4,442
	Katakura Industries Co. Ltd.	228,466	4,436
	Arata Corp.	160,412	4,432
	Sankei Real Estate Inc.	5,809	4,428
	Fuji Co. Ltd.	256,937	4,417
	Belc Co. Ltd.	103,296	4,399
	Financial Products Group Co. Ltd.	718,885	4,399
	RS Technologies Co. Ltd.	95,534	4,399
	Noritsu Koki Co. Ltd.	264,430	4,385
	Nishio Rent All Co. Ltd.	201,934	4,358
	YAMABIKO Corp.	399,848	4,341
	Macromill Inc.	471,948	4,341
	Simplex Holdings Inc.	330,500	4,333
	Okinawa Financial Group Inc.	252,307	4,319
	Osaka Organic Chemical Industry Ltd.	200,255	4,318

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Pacific Industrial Co. Ltd.	556,608	4,316
	Koa Corp.	370,066	4,313
	Tokyu Construction Co. Ltd.	928,116	4,304
	Relia Inc.	522,157	4,292
	Yuasa Trading Co. Ltd.	192,166	4,288
	Saibu Gas Holdings Co. Ltd.	260,297	4,272
	Keihanshin Building Co. Ltd.	408,811	4,255
	Uchida Yoko Co. Ltd.	111,903	4,223
	Nippon Pillar Packing Co. Ltd.	208,500	4,193
	Maruzen Showa Unyu Co. Ltd.	171,250	4,180
	KFC Holdings Japan Ltd.	190,506	4,174
	Raiznext Corp.	502,533	4,166
	Arcland Sakamoto Co. Ltd.	347,070	4,154
*,1	Japan Display Inc.	8,054,253	4,144
	Sakai Moving Service Co. Ltd.	121,322	4,140
[1]	Tamura Corp.	976,920	4,129
	Axial Retailing Inc.	157,333	4,120
	Nippon Seiki Co. Ltd.	569,026	4,119
[1]	Base Co. Ltd.	84,145	4,095
	Nitto Kogyo Corp.	347,474	4,091
[1]	Pharma Foods International Co. Ltd.	311,948	4,090
	Wakita & Co. Ltd.	489,562	4,074
	Plenus Co. Ltd.	277,095	4,070
	Mitsuuroko Group Holdings Co. Ltd.	524,256	4,055
	Sato Holdings Corp.	294,891	4,055
	MARUKA FURUSATO Corp.	152,500	4,014
*	Nichi-iko Pharmaceutical Co. Ltd.	666,955	4,010
	Keiyo Co. Ltd.	566,641	3,999
	Nagaileben Co. Ltd.	268,383	3,996
	Fukushima Galilei Co. Ltd.	137,809	3,991
	Toyo Tanso Co. Ltd.	183,543	3,988
	Hamakyorex Co. Ltd.	177,346	3,977
	Solasto Corp.	574,455	3,973
		Shares	Market Value• ($000)
	Ki-Star Real Estate Co. Ltd.	95,200	3,927
	Argo Graphics Inc.	165,330	3,924
	Pasona Group Inc.	246,541	3,909
	Hirata Corp.	106,366	3,908
	Doutor Nichires Holdings Co. Ltd.	339,101	3,897
	Daiki Aluminium Industry Co. Ltd.	351,552	3,896
	Furukawa Co. Ltd.	397,217	3,878
	Kanematsu Electronics Ltd.	129,703	3,876
	SWCC Showa Holdings Co. Ltd.	289,328	3,869
	Oiles Corp.	336,689	3,868
	Nittetsu Mining Co. Ltd.	77,664	3,866
	Elan Corp.	494,080	3,858
	ARTERIA Networks Corp.	376,190	3,853
	VT Holdings Co. Ltd.	1,088,028	3,852
[1]	Weathernews Inc.	73,562	3,836
	Shikoku Chemicals Corp.	384,185	3,830
	Starts Proceed Investment Corp.	2,124	3,805
	Torii Pharmaceutical Co. Ltd.	150,494	3,782
	Nohmi Bosai Ltd.	256,173	3,773
	Sakata INX Corp.	498,741	3,772
	Trancom Co. Ltd.	71,976	3,750
	Zuken Inc.	161,895	3,748
	Tsubaki Nakashima Co. Ltd.	518,205	3,724
	Nippon Denko Co. Ltd.	1,529,667	3,719
	Alconix Corp.	343,118	3,707
	Mizuno Corp.	223,594	3,680
*	Nippon Sheet Glass Co. Ltd.	1,196,575	3,619
	IR Japan Holdings Ltd.	114,150	3,615
	Toho Zinc Co. Ltd.	169,343	3,614
	Aichi Bank Ltd.	102,051	3,609
	Koshidaka Holdings Co. Ltd.	603,831	3,604
	Toho Bank Ltd.	2,312,923	3,603
[1]	Airtrip Corp.	146,312	3,566
	Mimasu Semiconductor Industry Co. Ltd.	198,981	3,565
	Taihei Dengyo Kaisha Ltd.	171,571	3,564
*	Nippon Chemi-Con Corp.	256,335	3,558

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Matsuyafoods Holdings Co. Ltd.	121,843	3,557
	Konoike Transport Co. Ltd.	399,532	3,546
*	Vision Inc.	355,185	3,541
	Curves Holdings Co. Ltd.	603,585	3,538
	IDOM Inc.	705,517	3,535
	Nippon Koei Co. Ltd.	157,148	3,508
	Geo Holdings Corp.	361,120	3,502
	Shin-Etsu Polymer Co. Ltd.	444,401	3,495
	Hyakujushi Bank Ltd.	267,564	3,472
	Usen-Next Holdings Co. Ltd.	211,342	3,469
	T-Gaia Corp.	273,037	3,461
	Nippon Yakin Kogyo Co. Ltd.	177,495	3,458
	Tsurumi Manufacturing Co. Ltd.	241,605	3,458
	Press Kogyo Co. Ltd.	1,146,469	3,444
[1]	Aruhi Corp.	445,927	3,432
	Oyo Corp.	225,820	3,427
	Ishihara Sangyo Kaisha Ltd.	437,286	3,426
	Kurabo Industries Ltd.	249,534	3,424
	Chofu Seisakusho Co. Ltd.	230,681	3,396
	Sodick Co. Ltd.	606,843	3,396
	Yondoshi Holdings Inc.	260,544	3,384
	Mitsuboshi Belting Ltd.	220,261	3,374
[1]	Obara Group Inc.	150,618	3,371
	Valqua Ltd.	166,822	3,355
	Kyokuto Kaihatsu Kogyo Co. Ltd.	332,455	3,352
	Tamron Co. Ltd.	189,853	3,347
	TV Asahi Holdings Corp.	292,209	3,338
	Siix Corp.	436,335	3,333
	Yokorei Co. Ltd.	497,664	3,326
	NS United Kaiun Kaisha Ltd.	119,959	3,297
[1]	Shin Nippon Air Technologies Co. Ltd.	238,214	3,292
	Fujicco Co. Ltd.	210,597	3,291
	Riso Kyoiku Co. Ltd.	1,104,682	3,280
	Japan Pulp & Paper Co. Ltd.	111,636	3,270
		Shares	Market Value• ($000)
	Hokuto Corp.	207,214	3,255
[1]	YA-MAN Ltd.	341,488	3,255
[1]	Tama Home Co. Ltd.	166,152	3,242
	Nippon Road Co. Ltd.	58,138	3,241
	Arcland Service Holdings Co. Ltd.	187,534	3,241
	MEC Co. Ltd.	169,870	3,238
	Nissan Shatai Co. Ltd.	737,994	3,218
	Alpen Co. Ltd.	211,802	3,211
	Takasago International Corp.	158,805	3,203
	Komatsu Matere Co. Ltd.	275,972	3,198
	Nippon Thompson Co. Ltd.	821,199	3,188
	Tokyo Electron Device Ltd.	76,684	3,187
	Belluna Co. Ltd.	567,197	3,186
	Tsukishima Kikai Co. Ltd.	402,477	3,179
	Cybozu Inc.	321,617	3,178
	Konishi Co. Ltd.	270,186	3,172
	Broadleaf Co. Ltd.	1,117,268	3,157
	Nippon Television Holdings Inc.	326,766	3,136
	Ines Corp.	265,665	3,131
[1]	Sagami Holdings Corp.	364,041	3,131
	Joshin Denki Co. Ltd.	202,914	3,129
	Pressance Corp.	260,431	3,126
	KeePer Technical Laboratory Co. Ltd.	154,784	3,126
	Fujibo Holdings Inc.	126,085	3,104
	TPR Co. Ltd.	322,944	3,095
	TOC Co. Ltd.	600,791	3,094
	Union Tool Co.	107,420	3,086
	COLOPL Inc.	624,774	3,079
	Piolax Inc.	263,488	3,074
	Tosei Corp.	365,033	3,072
	Marudai Food Co. Ltd.	261,757	3,058
	EM Systems Co. Ltd.	428,991	3,050
	JVCKenwood Corp.	2,145,056	3,046
[1]	Yonex Co. Ltd.	467,423	3,045
	Marvelous Inc.	515,289	3,029
	ESPEC Corp.	227,946	3,026
	Hosokawa Micron Corp.	159,548	3,025

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Aoyama Trading Co. Ltd.	592,137	3,011
	Bando Chemical Industries Ltd.	458,207	3,003
	Sun Frontier Fudousan Co. Ltd.	358,327	2,994
[1]	Vector Inc.	312,389	2,987
	Komori Corp.	523,894	2,973
	Computer Engineering & Consulting Ltd.	324,364	2,968
	Sinfonia Technology Co. Ltd.	303,814	2,947
	Mitsui DM Sugar Holdings Co. Ltd.	197,954	2,944
[1]	Genky DrugStores Co. Ltd.	104,273	2,925
	PAL GROUP Holdings Co. Ltd.	262,041	2,924
	Matsuda Sangyo Co. Ltd.	166,151	2,918
	Yamagata Bank Ltd.	438,100	2,918
	Tokushu Tokai Paper Co. Ltd.	109,688	2,913
	Roland DG Corp.	116,545	2,909
[1]	Fujio Food Group Inc.	280,380	2,904
[1]	Ryoyo Electro Corp.	184,891	2,901
	GMO GlobalSign Holdings KK	68,742	2,898
	Ehime Bank Ltd.	407,256	2,890
	Teikoku Sen-I Co. Ltd.	236,431	2,884
	Procrea Holdings Inc.	207,513	2,867
	Sintokogio Ltd.	541,153	2,848
	SRA Holdings	130,431	2,840
*	Atrae Inc.	205,534	2,838
	Miyazaki Bank Ltd.	178,522	2,837
	Kyoei Steel Ltd.	275,235	2,824
	Asahi Diamond Industrial Co. Ltd.	639,245	2,801
	Hibiya Engineering Ltd.	190,725	2,797
	Unipres Corp.	484,956	2,791
	Miroku Jyoho Service Co. Ltd.	273,401	2,776
	Fujiya Co. Ltd.	150,183	2,775
	Zenrin Co. Ltd.	380,449	2,767
[1]	HI-LEX Corp.	314,798	2,760
	Doshisha Co. Ltd.	233,043	2,745
	G-7 Holdings Inc.	218,066	2,738
	Direct Marketing MiX Inc.	222,668	2,733
		Shares	Market Value• ($000)
	Daiichi Jitsugyo Co. Ltd.	93,101	2,703
	JAC Recruitment Co. Ltd.	191,726	2,698
	Ryobi Ltd.	324,448	2,684
	Goldcrest Co. Ltd.	205,988	2,679
	Meisei Industrial Co. Ltd.	510,708	2,674
	Fukui Bank Ltd.	256,255	2,673
	Onward Holdings Co. Ltd.	1,426,025	2,663
	Tokai Corp.	200,501	2,657
	DKK Co. Ltd.	139,794	2,627
	Inageya Co. Ltd.	252,051	2,615
	Sinko Industries Ltd.	207,853	2,612
	Cawachi Ltd.	165,362	2,606
	San ju San Financial Group Inc.	240,746	2,604
	Seikagaku Corp.	400,660	2,602
	Hakuto Co. Ltd.	148,359	2,600
	Retail Partners Co. Ltd.	298,080	2,597
*,1	Kappa Create Co. Ltd.	250,961	2,589
	Sumitomo Densetsu Co. Ltd.	151,068	2,585
	Daiken Corp.	159,410	2,577
	Bank of Iwate Ltd.	173,363	2,571
	Tosho Co. Ltd.	190,118	2,544
	Hoosiers Holdings	506,508	2,544
*	Mitsui E&S Holdings Co. Ltd.	944,107	2,542
	Nichiden Corp.	152,238	2,537
	Senshu Electric Co. Ltd.	66,400	2,535
	Alpha Systems Inc.	85,528	2,528
	Shin Nippon Biomedical Laboratories Ltd.	240,395	2,524
	Tachi-S Co. Ltd.	323,170	2,517
	Softcreate Holdings Corp.	78,013	2,514
[1]	Daisyo Corp.	313,093	2,505
	Takara Leben Co. Ltd.	1,086,539	2,485
	V Technology Co. Ltd.	107,971	2,484
	Daiwa Industries Ltd.	291,004	2,482
	Canon Electronics Inc.	216,332	2,477
	Takamatsu Construction Group Co. Ltd.	147,864	2,463

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Midac Holdings Co. Ltd.	152,790	2,463
	Tenma Corp.	144,044	2,452
	Bank of the Ryukyus Ltd.	393,453	2,451
	I'll Inc.	231,455	2,448
*	OSAKA Titanium Technologies Co. Ltd.	237,173	2,443
	Shindengen Electric Manufacturing Co. Ltd.	109,671	2,439
	gremz Inc.	195,000	2,434
	Qol Holdings Co. Ltd.	288,232	2,426
	J Trust Co. Ltd.	999,145	2,405
	Modec Inc.	255,062	2,392
	Daikyonishikawa Corp.	618,938	2,392
[1]	Honeys Holdings Co. Ltd.	290,270	2,389
	J-Oil Mills Inc.	194,851	2,382
	Starzen Co. Ltd.	156,506	2,382
	Eagle Industry Co. Ltd.	298,693	2,380
	Samty Residential Investment Corp.	2,353	2,378
	Chubu Shiryo Co. Ltd.	302,524	2,377
	Dai-Dan Co. Ltd.	145,031	2,365
	Pole To Win Holdings Inc.	309,542	2,362
	Aichi Steel Corp.	136,200	2,357
	Tachibana Eletech Co. Ltd.	188,608	2,352
*	Matsuya Co. Ltd.	428,137	2,349
	CMK Corp.	588,154	2,346
	Shinko Shoji Co. Ltd.	323,029	2,343
[1]	Nippon Fine Chemical Co. Ltd.	145,600	2,335
	Nissei ASB Machine Co. Ltd.	101,673	2,318
	Aichi Corp.	332,120	2,311
	Marusan Securities Co. Ltd.	607,335	2,310
	Tanseisha Co. Ltd.	378,632	2,308
	Pack Corp.	126,068	2,307
[1]	JP-Holdings Inc.	1,397,102	2,290
*	Right On Co. Ltd.	422,076	2,290
	Sakai Chemical Industry Co. Ltd.	161,948	2,279
	Oita Bank Ltd.	159,840	2,278
[1]	Key Coffee Inc.	145,285	2,276
	G-Tekt Corp.	236,495	2,276
		Shares	Market Value• ($000)
*,1	Open Door Inc.	155,953	2,253
	Oriental Shiraishi Corp.	1,245,315	2,251
	Yamanashi Chuo Bank Ltd.	295,610	2,238
	Shikoku Bank Ltd.	373,785	2,234
	Fukui Computer Holdings Inc.	89,428	2,232
	Japan Transcity Corp.	487,986	2,227
	Daito Pharmaceutical Co. Ltd.	111,356	2,227
	TSI Holdings Co. Ltd.	950,224	2,224
	Sanyo Electric Railway Co. Ltd.	139,218	2,218
	Futaba Industrial Co. Ltd.	728,893	2,216
	Sumitomo Seika Chemicals Co. Ltd.	94,156	2,210
	Nihon Nohyaku Co. Ltd.	476,673	2,199
	Daido Metal Co. Ltd.	510,152	2,194
	Digital Holdings Inc.	193,080	2,186
	World Co. Ltd.	218,926	2,184
	Enplas Corp.	101,493	2,171
	Futaba Corp.	423,667	2,164
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	141,705	2,163
	Melco Holdings Inc.	69,870	2,133
	Kyokuyo Co. Ltd.	85,168	2,132
[1]	Daikokutenbussan Co. Ltd.	57,833	2,128
	Okabe Co. Ltd.	418,000	2,122
	Sinanen Holdings Co. Ltd.	84,669	2,111
	Tonami Holdings Co. Ltd.	77,989	2,106
	Anest Iwata Corp.	331,858	2,105
	Vital KSK Holdings Inc.	356,547	2,092
	Aiphone Co. Ltd.	135,602	2,079
	Stella Chemifa Corp.	110,824	2,078
	World Holdings Co. Ltd.	109,983	2,071
*,1	giftee Inc.	259,200	2,041
	Icom Inc.	110,397	2,032
	Furuno Electric Co. Ltd.	280,923	2,029
	Denyo Co. Ltd.	163,800	2,027

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Tess Holdings Co. Ltd.	190,000	2,025
	Optorun Co. Ltd.	135,155	2,006
	Rheon Automatic Machinery Co. Ltd.	235,944	1,998
[1]	Link & Motivation Inc.	567,473	1,997
	Sparx Group Co. Ltd.	1,012,659	1,997
[1]	Inui Global Logistics Co. Ltd.	154,746	1,981
	ASKA Pharmaceutical Holdings Co. Ltd.	216,733	1,979
	Halows Co. Ltd.	82,393	1,969
[1]	ES-Con Japan Ltd.	333,765	1,956
	Nippon Parking Development Co. Ltd.	1,653,038	1,955
	Riken Vitamin Co. Ltd.	148,601	1,953
	Kamei Corp.	240,656	1,932
	Fukuda Corp.	54,395	1,924
[1]	Fixstars Corp.	302,715	1,923
[1]	Rock Field Co. Ltd.	175,860	1,922
	Toyo Kanetsu KK	102,614	1,918
	Mitsubishi Research Institute Inc.	63,624	1,916
	LEC Inc.	285,290	1,912
	Akita Bank Ltd.	148,349	1,905
[1]	BRONCO BILLY Co. Ltd.	105,860	1,903
	Warabeya Nichiyo Holdings Co. Ltd.	148,722	1,902
	Yurtec Corp.	359,250	1,898
[1]	Taki Chemical Co. Ltd.	48,004	1,895
	Nichiban Co. Ltd.	141,256	1,894
[1]	Mie Kotsu Group Holdings Inc.	535,019	1,892
	Nippon Coke & Engineering Co. Ltd.	1,793,286	1,880
	AOKI Holdings Inc.	398,680	1,876
	Ichikoh Industries Ltd.	647,174	1,871
	CONEXIO Corp.	166,749	1,871
	Aisan Industry Co. Ltd.	346,581	1,868
[1]	Kansai Food Market Ltd.	179,955	1,865
	Tekken Corp.	131,746	1,864
	Tochigi Bank Ltd.	1,000,880	1,864
	Itochu-Shokuhin Co. Ltd.	48,450	1,850
		Shares	Market Value• ($000)
	Teikoku Electric Manufacturing Co. Ltd.	145,395	1,847
	YAKUODO Holdings Co. Ltd.	132,438	1,837
	Toyo Corp.	228,650	1,829
	Gakken Holdings Co. Ltd.	268,273	1,825
*,1	Taiko Pharmaceutical Co. Ltd.	391,145	1,805
	Sumitomo Riko Co. Ltd.	420,350	1,797
	Kurimoto Ltd.	145,533	1,796
	Japan Medical Dynamic Marketing Inc.	145,920	1,778
	FIDEA Holdings Co. Ltd.	178,217	1,771
	Okuwa Co. Ltd.	262,321	1,761
[1]	Studio Alice Co. Ltd.	99,687	1,760
*,1	Kintetsu Department Store Co. Ltd.	88,778	1,755
	St. Marc Holdings Co. Ltd.	153,512	1,755
	WDB Holdings Co. Ltd.	83,499	1,755
	Kyosan Electric Manufacturing Co. Ltd.	520,269	1,749
	CTS Co. Ltd.	262,685	1,747
[1]	Sanoh Industrial Co. Ltd.	323,894	1,747
	CI Takiron Corp.	409,605	1,745
[1]	WingArc1st Inc.	178,000	1,744
	Ministop Co. Ltd.	161,738	1,742
	Riken Corp.	95,089	1,735
	LIFULL Co. Ltd.	985,355	1,719
*,1	Optim Corp.	259,269	1,717
	K&O Energy Group Inc.	133,690	1,714
	Neturen Co. Ltd.	378,335	1,710
*	BrainPad Inc.	194,823	1,707
	JM Holdings Co. Ltd.	136,368	1,706
	Akatsuki Inc.	73,517	1,703
	Amuse Inc.	112,722	1,700
[1]	Raccoon Holdings Inc.	158,394	1,687
	Hodogaya Chemical Co. Ltd.	60,784	1,683
*	SRE Holdings Corp.	81,369	1,679
	Toenec Corp.	65,520	1,677

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Chilled & Frozen Logistics Holdings Co. Ltd.	193,925	1,673
	Chiyoda Integre Co. Ltd.	99,044	1,666
	Xebio Holdings Co. Ltd.	234,972	1,660
	Asahi Yukizai Corp.	114,857	1,659
	Riken Technos Corp.	492,235	1,655
	Fudo Tetra Corp.	138,329	1,654
*,1	WATAMI Co. Ltd.	229,305	1,636
	JDC Corp.	396,410	1,629
	MTI Ltd.	444,231	1,624
	Yukiguni Maitake Co. Ltd.	201,244	1,624
	JSP Corp.	140,438	1,623
	Tayca Corp.	176,480	1,623
	DKS Co. Ltd.	80,488	1,614
	Topy Industries Ltd.	202,294	1,607
	Ichiyoshi Securities Co. Ltd.	364,386	1,604
	SB Technology Corp.	93,031	1,603
*,1	Sourcenext Corp.	1,138,315	1,594
	Dai Nippon Toryo Co. Ltd.	263,871	1,591
	Hochiki Corp.	170,921	1,584
	Mori Trust Hotel Reit Inc.	1,594	1,582
[1]	V-Cube Inc.	225,673	1,580
	Sumida Corp.	243,294	1,574
[1]	Onoken Co. Ltd.	134,703	1,564
	Shibusawa Warehouse Co. Ltd.	89,581	1,559
	Advan Group Co. Ltd.	244,372	1,539
	Cosel Co. Ltd.	263,524	1,537
	Sanshin Electronics Co. Ltd.	131,005	1,537
	Nagatanien Holdings Co. Ltd.	101,605	1,532
	Elematec Corp.	169,571	1,531
	Kanagawa Chuo Kotsu Co. Ltd.	59,385	1,530
*	Unitika Ltd.	707,692	1,523
	Shinwa Co. Ltd.	98,976	1,519
	Chori Co. Ltd.	102,547	1,505
	Japan Best Rescue System Co. Ltd.	191,381	1,500
	I-PEX Inc.	136,750	1,488
	Happinet Corp.	127,390	1,487
		Shares	Market Value• ($000)
	FAN Communications Inc.	444,196	1,475
	Arakawa Chemical Industries Ltd.	183,585	1,463
	Yahagi Construction Co. Ltd.	236,667	1,460
	Medical Data Vision Co. Ltd.	194,283	1,454
	Hisaka Works Ltd.	245,199	1,448
	Shinnihon Corp.	262,980	1,443
	Tatsuta Electric Wire & Cable Co. Ltd.	405,064	1,441
	Aeon Fantasy Co. Ltd.	87,424	1,438
	Achilles Corp.	143,074	1,430
	Kenko Mayonnaise Co. Ltd.	133,285	1,425
	Osaki Electric Co. Ltd.	375,709	1,419
	Moriroku Holdings Co. Ltd.	103,990	1,415
	CMIC Holdings Co. Ltd.	122,115	1,406
*	KNT-CT Holdings Co. Ltd.	116,343	1,396
	Kyodo Printing Co. Ltd.	67,340	1,393
[1]	Kojima Co. Ltd.	283,792	1,387
	Asahi Co. Ltd.	135,196	1,383
	Krosaki Harima Corp.	44,340	1,377
*	PIA Corp.	57,411	1,376
	Nitto Kohki Co. Ltd.	118,821	1,376
	Nihon Chouzai Co. Ltd.	140,562	1,367
	Ebase Co. Ltd.	408,036	1,355
	Central Security Patrols Co. Ltd.	83,714	1,351
*	KLab Inc.	397,351	1,351
	Seika Corp.	108,534	1,350
*,1	Gunosy Inc.	169,107	1,349
	CAC Holdings Corp.	129,444	1,348
	Nissin Corp.	112,969	1,345
	KAWADA TECHNOLOGIES Inc.	49,011	1,344
	Toa Oil Co. Ltd.	64,419	1,337
	Sankyo Tateyama Inc.	295,579	1,323
[1]	Furukawa Battery Co. Ltd.	143,204	1,323
	Chiyoda Co. Ltd.	243,578	1,319
	Iseki & Co. Ltd.	138,826	1,313

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Hokkaido Gas Co. Ltd.	112,745	1,311
	Bank of Saga Ltd.	118,800	1,306
	Pronexus Inc.	159,749	1,302
	Ryoden Corp.	100,700	1,301
	Koatsu Gas Kogyo Co. Ltd.	257,538	1,294
	Maxvalu Tokai Co. Ltd.	64,032	1,278
	Kyokuto Securities Co. Ltd.	237,095	1,276
	Yorozu Corp.	214,110	1,275
[1]	Takeda Pharmaceutical Co. Ltd. ADR	86,735	1,261
	Tokyo Energy & Systems Inc.	164,720	1,238
	Nisso Corp.	243,517	1,235
	Nippon Beet Sugar Manufacturing Co. Ltd.	96,466	1,233
	Towa Bank Ltd.	296,187	1,230
	Mitsuba Corp.	451,115	1,220
	France Bed Holdings Co. Ltd.	177,484	1,200
	Takaoka Toko Co. Ltd.	95,752	1,187
	Kanaden Corp.	162,243	1,183
	Shimizu Bank Ltd.	98,379	1,181
	Yamashin-Filter Corp.	443,296	1,172
	ST Corp.	100,579	1,168
	Osaka Steel Co. Ltd.	107,791	1,162
[1]	Kitanotatsujin Corp.	882,561	1,161
*	Godo Steel Ltd.	114,485	1,148
[1]	Ohara Inc.	135,380	1,145
	Mars Group Holdings Corp.	87,432	1,141
	Nichireki Co. Ltd.	121,782	1,137
	Enigmo Inc.	287,570	1,135
	Chukyo Bank Ltd.	88,966	1,125
	Artnature Inc.	195,895	1,117
*,1	Fujita Kanko Inc.	61,408	1,112
	Sankyo Seiko Co. Ltd.	262,367	1,107
	Feed One Co. Ltd.	216,789	1,106
[1]	Kourakuen Holdings Corp.	113,218	1,092
*	Akebono Brake Industry Co. Ltd.	923,295	1,090
	Sanei Architecture Planning Co. Ltd.	83,681	1,083
	SIGMAXYZ Holdings Inc.	132,200	1,080
		Shares	Market Value• ($000)
[1]	Tokyo Individualized Educational Institute Inc.	235,449	1,062
	Media Do Co. Ltd.	80,500	1,062
*,1	Gurunavi Inc.	324,900	1,055
	Nissin Sugar Co. Ltd.	78,661	1,039
	Hito Communications Holdings Inc.	86,433	1,031
	Maezawa Kyuso Industries Co. Ltd.	144,672	1,017
	Proto Corp.	127,362	1,000
	Nihon Tokushu Toryo Co. Ltd.	161,625	998
	Tsutsumi Jewelry Co. Ltd.	67,199	975
	Nippon Sharyo Ltd.	59,893	972
	Okura Industrial Co. Ltd.	69,058	972
	Central Sports Co. Ltd.	52,994	971
*,1	RPA Holdings Inc.	347,252	971
[1]	Kamakura Shinsho Ltd.	216,785	956
	Yushin Precision Equipment Co. Ltd.	196,360	950
	Tv Tokyo Holdings Corp.	60,582	948
	Corona Corp. Class A	144,195	933
	Fuji Pharma Co. Ltd.	127,597	931
[1]	Ubicom Holdings Inc.	42,370	930
	Rokko Butter Co. Ltd.	77,688	926
	Tomoku Co. Ltd.	80,690	924
[1]	Fibergate Inc.	101,146	902
	Hokkan Holdings Ltd.	93,603	898
	Taisei Lamick Co. Ltd.	44,881	894
*,1	FDK Corp.	159,222	888
	Chuo Spring Co. Ltd.	170,725	883
	Wowow Inc.	72,440	859
	Fuso Pharmaceutical Industries Ltd.	50,127	825
	NEC Capital Solutions Ltd.	53,899	816
*,1	Tokyo Base Co. Ltd.	311,738	789

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Sekisui Kasei Co. Ltd.	231,506	785
	Cleanup Corp.	190,710	770
	Oro Co. Ltd.	48,683	759
	Nihon Trim Co. Ltd.	42,083	728
*,1	Jamco Corp.	116,991	710
*,1	Istyle Inc.	575,143	693
	ZIGExN Co. Ltd.	289,700	683
*,1	Heroz Inc.	96,065	681
	Airport Facilities Co. Ltd.	160,960	670
	Linical Co. Ltd.	104,744	656
*,1	TerraSky Co. Ltd.	62,065	632
[1]	Inaba Seisakusho Co. Ltd.	63,942	631
[1]	Nippon Rietec Co. Ltd.	69,802	606
	Tokyo Rakutenchi Co. Ltd.	19,155	583
	Gecoss Corp.	88,342	532
	Taiho Kogyo Co. Ltd.	106,188	523
	Nakayama Steel Works Ltd.	148,314	487
*,1	CHIMNEY Co. Ltd.	53,708	477
[1]	Shimojima Co. Ltd.	62,603	452
	Takamiya Co. Ltd.	141,861	386
	Robot Home Inc.	249,760	386
*	COOKPAD Inc.	111,000	232
			52,691,316
Kuwait (0.3%)
	National Bank of Kuwait SAKP	92,326,208	316,434
	Kuwait Finance House KSCP	62,551,375	200,789
	Ahli United Bank BSC	85,406,188	87,286
	Agility Public Warehousing Co. KSC	16,142,163	65,493
	Mobile Telecommunications Co. KSCP	27,170,409	60,414
	Boubyan Bank KSCP	13,137,352	42,189
	Gulf Bank KSCP	24,097,514	26,776
*	National Industries Group Holding SAK	20,456,092	20,976
	Mabanee Co. KPSC	6,681,818	18,202
	Boubyan Petrochemicals Co. KSCP	4,748,669	15,722
	Humansoft Holding Co. KSC	1,259,904	13,820
*	Warba Bank KSCP	12,393,053	11,176
		Shares	Market Value• ($000)
	Boursa Kuwait Securities Co. KPSC	1,253,088	10,809
	Burgan Bank SAK	11,188,133	10,793
	Qurain Petrochemical Industries Co.	7,609,100	9,281
*	Kuwait Projects Co. Holding KSCP	11,217,169	7,170
	Kuwait International Bank KSCP	8,827,613	6,980
	Alimtiaz Investment Group KSC	10,815,448	4,288
*	Integrated Holding Co. KCSC	1,898,117	2,688
			931,286
Malaysia (0.5%)
	Public Bank Bhd.	184,002,315	197,774
	Malayan Banking Bhd.	91,415,168	190,127
	CIMB Group Holdings Bhd.	84,577,523	100,813
	Tenaga Nasional Bhd.	41,874,650	86,904
	Petronas Chemicals Group Bhd.	36,685,758	85,927
	Press Metal Aluminium Holdings Bhd.	42,664,788	58,490
	Sime Darby Plantation Bhd.	46,144,069	55,362
	IHH Healthcare Bhd.	34,036,036	51,338
	Axiata Group Bhd.	58,199,635	46,777
	IOI Corp. Bhd.	41,089,638	44,034
	MISC Bhd.	22,412,702	40,098
	Hong Leong Bank Bhd.	8,057,082	38,668
	Kuala Lumpur Kepong Bhd.	5,531,231	37,499
	DiGi.Com Bhd.	40,270,880	35,212
	PPB Group Bhd.	8,754,545	34,556
	Dialog Group Bhd.	56,082,159	32,071
	Genting Bhd.	30,172,718	31,934
	RHB Bank Bhd.	20,990,969	30,073
	Petronas Gas Bhd.	7,479,612	29,136
	Top Glove Corp. Bhd.	69,194,998	26,729
	Genting Malaysia Bhd.	36,492,619	25,367
	Sime Darby Bhd.	47,162,374	25,209
	Nestle Malaysia Bhd.	824,670	25,206

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Gamuda Bhd.	29,046,912	24,709
	Inari Amertron Bhd.	36,195,678	23,197
	Maxis Bhd.	26,074,261	22,666
	Hartalega Holdings Bhd.	21,780,694	22,000
*	AMMB Holdings Bhd.	25,106,820	21,202
*	Malaysia Airports Holdings Bhd.	11,995,039	18,855
	Telekom Malaysia Bhd.	15,855,398	18,102
	Petronas Dagangan Bhd.	3,394,140	16,895
	QL Resources Bhd.	13,482,764	15,847
	IJM Corp. Bhd.	37,626,121	15,840
*	Hong Seng Consolidated Bhd.	22,009,300	12,880
	My EG Services Bhd.	59,050,562	12,645
	Hong Leong Financial Group Bhd.	2,786,732	12,381
	Alliance Bank Malaysia Bhd.	14,244,553	12,328
	Westports Holdings Bhd.	13,261,541	11,985
	Bursa Malaysia Bhd.	7,275,408	11,663
	Genting Plantations Bhd.	5,139,103	10,721
[2]	MR DIY Group M Bhd.	12,956,300	10,415
	Carlsberg Brewery Malaysia Bhd.	2,017,181	10,236
	TIME dotCom Bhd.	9,680,484	9,876
	ViTrox Corp. Bhd.	5,160,300	8,885
	Frontken Corp. Bhd.	13,856,450	8,636
	D&O Green Technologies Bhd.	9,443,100	8,324
	Malaysian Pacific Industries Bhd.	1,127,200	8,029
	YTL Corp. Bhd.	55,120,000	8,009
	Sunway Bhd.	18,919,940	7,905
	VS Industry Bhd.	34,717,096	7,885
	Kossan Rubber Industries Bhd.	17,244,286	7,283
	Yinson Holdings Bhd.	12,104,360	6,787
	Fraser & Neave Holdings Bhd.	1,273,008	6,709
	Sunway REIT	19,792,814	6,625
		Shares	Market Value• ($000)
	British American Tobacco Malaysia Bhd.	2,135,469	6,316
	Pentamaster Corp. Bhd.	7,949,950	6,164
	Axis REIT	13,980,500	6,137
	Scientex Bhd.	6,732,324	5,884
	Supermax Corp. Bhd.	21,678,543	5,527
	KPJ Healthcare Bhd.	24,939,167	5,422
*	Bumi Armada Bhd.	49,856,805	4,879
	CTOS Digital Bhd.	13,493,100	4,655
	Mega First Corp. Bhd.	5,297,200	4,619
*	Greatech Technology Bhd.	5,003,300	4,506
	SP Setia Bhd. Group	16,371,278	4,383
	UMW Holdings Bhd.	5,624,000	4,286
	Astro Malaysia Holdings Bhd.	16,987,164	3,899
	FGV Holdings Bhd.	8,165,200	3,813
	Sports Toto Bhd.	8,253,128	3,649
[2]	Lotte Chemical Titan Holding Bhd.	7,210,147	3,618
	Malaysia Building Society Bhd.	24,227,984	3,544
	DRB-Hicom Bhd.	10,771,617	3,425
	Bermaz Auto Bhd.	7,770,101	3,154
	AEON Credit Service M Bhd.	852,638	3,112
	Padini Holdings Bhd.	3,839,645	3,023
	Malaysian Resources Corp. Bhd.	29,857,401	2,623
	UWC Bhd.	3,574,700	2,587
*	Berjaya Corp. Bhd.	41,871,161	2,434
	Cahya Mata Sarawak Bhd.	7,558,570	1,847
*	WCT Holdings Bhd.	12,652,477	1,575
	Leong Hup International Bhd.	12,352,000	1,479
*,3	Serba Dinamik Holdings Bhd.	16,848,396	1,355
*	Velesto Energy Bhd.	49,256,112	1,341
*	UEM Sunrise Bhd.	13,083,755	1,014
*	Sapura Energy Bhd.	112,369,968	887
	Syarikat Takaful Malaysia Keluarga Bhd.	1,034,300	842

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Sunway Bhd. Warrants Exp. 10/3/24	2,251,901	215
*	Velesto Energy Bhd. Warrants Exp. 10/18/24	12,999,819	119
*,3	Serba Dinamik Holdings Bhd. Warrants Exp. 12/5/24	5,144,856	83
*	Malaysian Resources Corp. Bhd. Warrants Exp. 10/29/27	2,634,201	48
			1,841,288
Malta (0.0%)
*,3	BGP Holdings plc	17,449,685	62
Mexico (0.6%)
	America Movil SAB de CV	373,595,322	363,590
	Grupo Financiero Banorte SAB de CV	37,361,240	246,634
	Wal-Mart de Mexico SAB de CV	66,606,999	235,531
	Grupo Mexico SAB de CV Class B	40,952,933	191,695
	Fomento Economico Mexicano SAB de CV	23,630,405	177,681
	Grupo Bimbo SAB de CV Class A	28,854,986	88,941
*	Cemex SAB de CV	177,533,803	78,125
*	Grupo Aeroportuario del Pacifico SAB de CV Class B	3,822,263	58,820
	Grupo Televisa SAB	30,989,167	57,524
	Grupo Aeroportuario del Sureste SAB de CV Class B	2,602,623	56,802
*	Grupo Elektra SAB de CV	820,802	49,218
*	Grupo Financiero Inbursa SAB de CV	26,383,831	44,722
	Fibra Uno Administracion SA de CV	38,793,664	42,545
	Coca-Cola Femsa SAB de CV	6,926,524	37,768
	Arca Continental SAB de CV	5,798,393	36,794
		Shares	Market Value• ($000)
	Gruma SAB de CV Class B	2,567,047	30,492
	Orbia Advance Corp. SAB de CV	12,543,567	30,181
	Alfa SAB de CV Class A	44,811,602	30,019
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	3,525,985	24,743
[2]	Banco del Bajio SA	9,237,341	22,810
	Promotora y Operadora de Infraestructura SAB de CV	2,708,438	19,744
	Operadora de Sites Mexicanos SA de CV	16,128,573	19,696
	Grupo Carso SAB de CV	5,892,530	19,249
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	11,811,090	18,944
	Regional SAB de CV	3,122,002	18,838
	Industrias Penoles SAB de CV	1,625,437	17,899
	Becle SAB de CV	6,927,077	17,268
	Kimberly-Clark de Mexico SAB de CV Class A	11,096,919	15,493
	Corp. Inmobiliaria Vesta SAB de CV	8,359,702	15,489
*	Alsea SAB de CV	6,957,570	15,251
	GCC SAB de CV	2,192,874	14,504
	Prologis Property Mexico SA de CV	5,166,410	13,866
	Grupo Comercial Chedraui SA de CV	5,302,799	13,367
	Qualitas Controladora SAB de CV	2,398,563	12,929
	PLA Administradora Industrial S de RL de CV	9,198,632	12,202
	Bolsa Mexicana de Valores SAB de CV	6,083,249	12,052
	El Puerto de Liverpool SAB de CV	2,351,597	11,856
[2]	Macquarie Mexico Real Estate Management SA de CV	10,519,689	11,620

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Megacable Holdings SAB de CV	4,048,581	11,533
*	Grupo Aeroportuario del Pacifico SAB de CV ADR	72,647	11,172
*	La Comer SAB de CV	5,972,752	11,072
*	Gentera SAB de CV	13,697,268	10,639
	Genomma Lab Internacional SAB de CV Class B	9,410,730	9,910
	Industrias Bachoco SAB de CV Class B	1,936,399	7,385
	Alpek SAB de CV Class A	4,859,369	6,560
*,2	Grupo Traxion SAB de CV	4,105,026	6,387
*,2	Nemak SAB de CV	27,373,731	5,943
*	Cemex SAB de CV ADR	1,297,085	5,707
	Concentradora Fibra Danhos SA de CV	3,056,219	3,419
*	Grupo Rotoplas SAB de CV	2,012,434	2,410
*	Axtel SAB de CV	18,454,157	1,981
	Promotora y Operadora de Infraestructura SAB de CV	274,087	1,239
	Sempra Energy	1	—
			2,280,259
Netherlands (2.4%)
	ASML Holding NV	4,956,599	2,813,061
*,2	Adyen NV	381,045	639,124
*	Prosus NV	11,411,790	550,375
	ING Groep NV	49,053,750	464,745
	Koninklijke Ahold Delhaize NV	12,606,996	371,856
	Koninklijke DSM NV	2,150,889	361,585
	Wolters Kluwer NV	3,318,446	335,106
[1]	Heineken NV	3,087,171	301,342
	Koninklijke Philips NV	11,347,504	296,523
	Universal Music Group NV	9,660,868	224,194
	ArcelorMittal SA	7,604,154	221,720
	NN Group NV	4,085,355	200,107
	Akzo Nobel NV	2,217,522	192,362
	ASM International NV	620,053	186,321
[1]	Koninklijke KPN NV	41,996,565	144,913
		Shares	Market Value• ($000)
	Aegon NV	23,089,106	119,710
	IMCD NV	739,030	117,670
[1]	Heineken Holding NV	1,379,298	107,671
*,1	Unibail-Rodamco-Westfield	1,329,505	93,830
	ASR Nederland NV	1,705,958	77,534
	Randstad NV	1,437,199	75,998
[2]	Signify NV	1,624,847	68,743
[1,2]	ABN AMRO Bank NV	5,398,655	67,112
*,2	Just Eat Takeaway.com NV	2,352,159	63,891
	Aalberts NV	1,245,369	60,515
[1]	BE Semiconductor Industries NV	951,834	58,023
*	OCI NV	1,242,576	47,084
	Arcadis NV	931,279	38,856
*,1	Galapagos NV	619,320	36,362
	Boskalis Westminster	1,044,514	36,276
	JDE Peet's NV	1,083,226	31,867
	SBM Offshore NV	2,040,624	29,571
*,1,2	Basic-Fit NV	689,991	28,909
	Corbion NV	771,718	26,756
	TKH Group NV	537,368	26,353
	APERAM SA	619,259	23,902
*,2	Intertrust NV	1,155,348	23,841
[1]	Koninklijke Vopak NV	855,590	23,007
*	Accell Group NV	279,861	16,906
*,1	InPost SA	2,653,821	16,270
[1]	PostNL NV	4,894,637	16,039
*	Fugro NV	1,295,396	15,869
	Eurocommercial Properties NV	649,643	15,719
	AMG Advanced Metallurgical Group NV	380,592	14,882
*,2	Alfen Beheer BV	145,430	13,079
[1,2]	CTP NV	868,467	12,296
[1,2]	Flow Traders	338,007	11,034
*	Sligro Food Group NV	400,576	9,402
[1]	Wereldhave NV	559,086	9,119
*	Koninklijke BAM Groep NV	3,248,442	8,991
*	Majorel Group Luxembourg SA	250,722	7,843
*,1	TomTom NV	862,432	7,446
	NSI NV	179,626	7,026
	Vastned Retail NV	201,084	5,111
	Brunel International NV	211,656	2,459
[2]	B&S Group Sarl	269,305	1,983

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	ForFarmers NV	422,401	1,296
*,1,3	SRH NV	672,039	—
			8,779,585
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	7,404,675	101,756
*	Auckland International Airport Ltd.	15,506,013	77,887
	Spark New Zealand Ltd.	24,604,027	77,815
	Mainfreight Ltd.	1,057,028	55,328
	Contact Energy Ltd.	10,321,897	54,227
	Meridian Energy Ltd.	16,181,242	49,111
	Fletcher Building Ltd.	10,323,759	41,125
[1]	EBOS Group Ltd.	1,419,077	38,706
	Infratil Ltd.	6,969,335	37,716
	Mercury NZ Ltd.	8,916,492	34,570
[1]	Ryman Healthcare Ltd.	5,386,664	31,880
*	a2 Milk Co. Ltd.	9,589,072	30,385
	Chorus Ltd.	5,830,533	27,661
	Summerset Group Holdings Ltd.	2,922,788	22,014
	Goodman Property Trust	14,344,065	20,881
	SKYCITY Entertainment Group Ltd.	8,778,478	16,400
[3]	Z Energy Ltd.	6,240,328	15,165
	Precinct Properties New Zealand Ltd.	15,273,322	14,926
	Freightways Ltd.	1,812,752	14,329
	Kiwi Property Group Ltd.	18,315,759	12,492
	Genesis Energy Ltd.	6,032,695	11,141
[3]	Vital Healthcare Property Trust	5,124,954	10,323
*,1	Pushpay Holdings Ltd.	10,207,670	8,609
	Arvida Group Ltd.	8,125,683	8,581
	Vector Ltd.	2,861,028	8,131
	Argosy Property Ltd.	9,313,579	7,803
	Stride Property Group	5,971,428	7,620
	Heartland Group Holdings Ltd.	4,907,493	7,245
	Skellerup Holdings Ltd.	1,788,747	6,592
	KMD Brands Ltd.	6,294,472	5,578
*,1	Pacific Edge Ltd.	8,556,154	4,944
		Shares	Market Value• ($000)
[1]	Restaurant Brands New Zealand Ltd.	520,571	4,322
*,1	Air New Zealand Ltd.	7,555,581	4,288
*	Serko Ltd.	1,302,905	4,276
*,1	Vista Group International Ltd.	3,187,771	3,828
	Scales Corp. Ltd.	1,221,482	3,811
*,1	SKY Network Television Ltd.	2,002,772	3,455
*	Tourism Holdings Ltd.	1,623,715	3,140
*	Air New Zealand Ltd. Rights Exp. 5/2/22	6,228,896	2,855
*,1	Synlait Milk Ltd.	1,205,571	2,748
	Fletcher Building Ltd. (XASX)	312,070	1,231
			894,895
Nigeria (0.0%)
[2]	Airtel Africa plc	12,901,589	23,607
Norway (0.6%)
	Equinor ASA	12,447,735	420,728
	DNB Bank ASA	13,334,184	258,381
	Mowi ASA	5,719,435	161,557
	Norsk Hydro ASA	17,347,951	145,680
	Telenor ASA	8,200,646	115,658
	Yara International ASA	2,104,384	107,004
	Orkla ASA	9,866,842	80,066
	TOMRA Systems ASA	1,523,863	59,927
	Aker BP ASA	1,636,246	58,625
	Salmar ASA	697,139	57,047
	Storebrand ASA	6,084,484	52,851
	Gjensidige Forsikring ASA	2,187,363	46,764
*	Bakkafrost P/F	654,968	44,969
	Kongsberg Gruppen ASA	987,246	42,405
*	Nordic Semiconductor ASA	2,075,371	41,261
	Leroy Seafood Group ASA	3,315,979	31,121
	SpareBank 1 SR-Bank ASA	2,346,627	29,881
*	Adevinta ASA	3,651,213	28,207
	Aker ASA Class A	316,884	25,829
	Subsea 7 SA	3,079,577	25,241
*,1	NEL ASA	17,740,615	25,211
	SpareBank 1 SMN	1,757,329	24,624
	Schibsted ASA Class A	1,173,634	24,457
	Borregaard ASA	1,269,478	24,215
	TGS ASA	1,497,253	23,098

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Schibsted ASA Class B	1,060,047	20,377
*,2	Scatec ASA	1,540,015	18,614
	Austevoll Seafood ASA	1,163,933	18,454
	Veidekke ASA	1,289,085	16,692
*,2	Elkem ASA	3,439,991	14,286
*,2	Crayon Group Holding ASA	921,807	13,559
*,1	Frontline Ltd.	1,520,227	12,591
*	Atea ASA	1,036,850	12,355
[2]	Entra ASA	738,297	12,173
	MPC Container Ships ASA	3,964,031	11,799
*	Grieg Seafood ASA	731,161	10,893
	DNO ASA	6,958,521	10,549
*	Kahoot! ASA	4,235,540	10,210
*	Aker Carbon Capture ASA	4,396,015	8,881
	Wallenius Wilhelmsen ASA	1,347,753	8,460
	Bonheur ASA	211,675	7,871
[2]	BW LPG Ltd.	1,055,033	6,634
	Arendals Fossekompani A/S	147,505	5,931
	Sparebank 1 Oestlandet	402,263	5,886
*	Hexagon Composites ASA	1,410,910	5,577
	Stolt-Nielsen Ltd.	267,875	4,839
	Norway Royal Salmon ASA	183,954	4,824
*,1	Aker Horizons Holding A/S	1,826,796	3,729
	BW Offshore Ltd.	1,076,918	3,097
*	BW Energy Ltd.	849,618	2,473
			2,205,561
Other (0.2%)[4]
[1,5]	Vanguard FTSE Emerging Markets ETF	15,759,336	684,586
Pakistan (0.0%)
*	Lucky Cement Ltd.	2,550,155	7,761
	Engro Corp. Ltd.	3,927,340	5,869
	Fauji Fertilizer Co. Ltd.	8,000,124	5,170
	Habib Bank Ltd.	8,082,496	4,742
	MCB Bank Ltd.	5,644,240	4,580
	Hub Power Co. Ltd.	12,138,839	4,459
	Pakistan State Oil Co. Ltd.	4,872,022	4,449
	Pakistan Oilfields Ltd.	1,913,137	3,892
		Shares	Market Value• ($000)
	Oil & Gas Development Co. Ltd.	8,016,237	3,650
	Pakistan Petroleum Ltd.	8,544,247	3,399
	Engro Fertilizers Ltd.	6,208,674	3,180
	United Bank Ltd.	4,284,561	3,161
	Bank Alfalah Ltd.	15,717,970	2,980
	TRG Pakistan	5,938,450	2,505
	Millat Tractors Ltd.	404,355	2,010
	Nishat Mills Ltd.	3,488,454	1,556
	DG Khan Cement Co. Ltd.	4,318,597	1,555
	Searle Co. Ltd.	1,650,361	1,002
	National Bank of Pakistan	4,354,281	725
	Kot Addu Power Co. Ltd.	3,915,509	596
			67,241
Philippines (0.2%)
*	SM Prime Holdings Inc.	116,324,791	77,537
	BDO Unibank Inc.	25,456,201	62,904
	Ayala Land Inc.	102,251,274	62,411
	Ayala Corp.	4,178,900	58,800
	International Container Terminal Services Inc.	14,267,613	58,583
	SM Investments Corp.	2,748,371	44,656
	Bank of the Philippine Islands	23,047,034	41,805
	PLDT Inc.	1,174,679	41,798
	JG Summit Holdings Inc.	38,446,912	40,900
	Metropolitan Bank & Trust Co.	23,203,524	22,595
	Manila Electric Co.	3,337,058	22,464
	Universal Robina Corp.	11,441,284	22,382
	Jollibee Foods Corp.	5,389,842	22,141
*,2	Monde Nissin Corp.	72,615,500	18,005
	Globe Telecom Inc.	379,670	16,506
*	Converge Information & Communications Technology Solutions Inc.	25,168,400	13,736
	Metro Pacific Investments Corp.	177,813,936	12,860
	GT Capital Holdings Inc.	1,276,793	12,255

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Aboitiz Power Corp.	18,884,956	11,584
	Alliance Global Group Inc.	49,839,833	11,241
	Security Bank Corp.	5,647,139	11,109
	AC Energy Corp.	78,085,799	10,743
	San Miguel Food & Beverage Inc.	8,514,862	10,119
	Wilcon Depot Inc.	18,437,496	9,874
	San Miguel Corp.	4,377,417	8,915
	Robinsons Land Corp.	23,895,338	8,680
	DMCI Holdings Inc.	52,082,716	8,256
	Robinsons Retail Holdings Inc.	7,944,091	8,127
	Semirara Mining & Power Corp. Class A	14,966,820	7,855
	Megaworld Corp.	144,143,155	7,813
	Puregold Price Club Inc.	12,336,069	7,773
	Nickel Asia Corp.	39,218,021	5,746
	LT Group Inc.	34,434,361	5,604
	Manila Water Co. Inc.	15,188,027	5,342
	AREIT Inc.	6,817,000	5,182
*	Century Pacific Food Inc.	11,796,445	5,069
	RL Commercial REIT Inc.	35,769,700	4,984
*	Bloomberry Resorts Corp.	43,104,019	4,971
	D&L Industries Inc.	30,132,110	4,104
	First Gen Corp.	5,589,768	2,489
	Filinvest Land Inc.	114,692,273	2,304
*	Cebu Air Inc.	2,055,250	1,727
	Vista Land & Lifescapes Inc.	32,414,113	1,591
*,2	CEMEX Holdings Philippines Inc.	22,925,619	351
*,3	Energy Development Corp. China Inc.	41,300	5
			823,896
Poland (0.2%)
*	Powszechna Kasa Oszczednosci Bank Polski SA	11,282,250	83,269
	Polski Koncern Naftowy ORLEN SA	4,065,008	68,676
	KGHM Polska Miedz SA	1,781,320	57,623
		Shares	Market Value• ($000)
	Powszechny Zaklad Ubezpieczen SA	7,409,643	51,228
	Bank Polska Kasa Opieki SA	2,073,477	45,565
*,2	Dino Polska SA	628,916	40,686
	Polskie Gornictwo Naftowe i Gazownictwo SA	22,721,517	31,834
	LPP SA	14,479	30,597
*,1,2	Allegro.eu SA	5,004,459	25,740
	Santander Bank Polska SA	388,932	23,685
[1]	CD Projekt SA	846,237	22,903
*	PGE Polska Grupa Energetyczna SA	9,593,378	21,335
*	Grupa Lotos SA	1,265,803	19,683
	Cyfrowy Polsat SA	3,461,979	18,852
*,2	Pepco Group NV	1,409,100	13,160
*	Orange Polska SA	8,566,727	13,094
	Asseco Poland SA	718,000	12,617
	KRUK SA	218,181	12,580
*	mBank SA	172,696	11,559
*,1	Jastrzebska Spolka Weglowa SA	667,111	10,105
*	Alior Bank SA	1,205,442	9,841
*	Tauron Polska Energia SA	12,153,861	9,140
*	Bank Millennium SA	7,791,985	8,827
*	Enea SA	2,692,029	5,814
	Bank Handlowy w Warszawie SA	415,166	5,593
*	Grupa Azoty SA	610,577	5,506
*,1	CCC SA	370,629	4,334
	Warsaw Stock Exchange	424,656	3,717
*	AmRest Holdings SE	838,495	3,300
	Kernel Holding SA	544,673	3,231
	Ciech SA	354,529	3,161
*,3	CAPITEA SA	560,985	475
			677,730
Portugal (0.1%)
	EDP - Energias de Portugal SA	36,513,102	170,175
	Galp Energia SGPS SA	6,658,253	81,042
	Jeronimo Martins SGPS SA	3,558,644	74,079
	EDP Renovaveis SA	3,112,001	73,652
*	Banco Comercial Portugues SA	104,348,359	16,131

Total International Stock Index Fund
		Shares	Market Value• ($000)
	REN - Redes Energeticas Nacionais SGPS SA	5,138,322	15,662
	Sonae SGPS SA	12,923,337	13,952
	Navigator Co. SA	3,363,031	13,796
	NOS SGPS SA	2,986,656	12,630
	CTT-Correios de Portugal SA	2,016,756	9,116
	Altri SGPS SA	946,616	6,282
	Corticeira Amorim SGPS SA	402,380	4,163
*	Greenvolt-Energias Renovaveis SA	512,268	3,823
			494,503
Qatar (0.3%)
	Qatar National Bank QPSC	57,418,954	366,218
	Industries Qatar QSC	20,393,178	105,171
	Qatar Islamic Bank SAQ	14,915,108	100,252
	Masraf Al Rayan QSC	58,583,249	86,804
	Commercial Bank PSQC	25,522,123	53,652
	Mesaieed Petrochemical Holding Co.	55,921,810	39,554
	Qatar Gas Transport Co. Ltd.	35,320,122	33,141
	Qatar Fuel QSC	6,325,575	31,861
	Qatar International Islamic Bank QSC	9,538,212	30,181
	Qatar Electricity & Water Co. QSC	5,883,219	27,511
	Qatar Aluminum Manufacturing Co.	35,820,717	23,547
	Barwa Real Estate Co.	24,649,018	22,908
	Ooredoo QPSC	10,943,597	22,525
	Doha Bank QPSC	19,826,799	14,169
	Qatar Insurance Co. SAQ	20,449,494	13,767
	Vodafone Qatar QSC	19,300,512	8,745
	United Development Co. QSC	21,696,178	8,629
*	Ezdan Holding Group QSC	20,333,212	7,346
	Al Meera Consumer Goods Co. QSC	1,262,792	6,595
		Shares	Market Value• ($000)
*	Gulf International Services QSC	11,514,143	6,138
	Medicare Group	1,614,015	3,058
			1,011,772
Romania (0.0%)
	Banca Transilvania SA	67,417,820	34,049
	OMV Petrom SA	162,524,636	16,539
	Societatea Nationala Nuclearelectrica SA	594,025	5,666
*	MED Life SA	878,620	3,812
	One United Properties SA	8,822,353	2,531
	Teraplast SA	13,100,150	2,107
			64,704
Russia (0.0%)
[3]	VTB Bank PJSC	65,333,888,711	9
[3]	TGC-1 PJSC	7,192,136,259	1
[3]	Federal Grid Co. Unified Energy System PJSC	3,807,787,542	1
[3]	Sberbank of Russia PJSC	131,579,417	—
*,3	Mechel PJSC ADR	691,625	—
[3]	Mobile TeleSystems PJSC ADR	2,547,828	—
[3]	Surgutneftegas PJSC ADR	868,468	—
[3]	Sistema PJSFC GDR	1,268,701	—
[3]	Novatek PJSC GDR	230,174	—
[3]	Novolipetsk Steel PJSC GDR	977,419	—
[3]	Rosneft Oil Co. PJSC GDR	1,699,952	—
[3]	Unipro PJSC	159,150,678	—
[3]	Severstal PAO GDR	543,443	—
[3]	Magnit PJSC GDR	2,636,553	—
[3]	PhosAgro PJSC	7,476	—
[3]	Mechel PJSC Preference Shares	1,017,064	—
[3]	OGK-2 PJSC	282,563,407	—
[3]	Polyus PJSC	50,544	—
[3]	Raspadskaya OJSC	802,310	—
[3]	RusHydro PJSC	1,558,337,672	—
*,3	Aeroflot PJSC	13,516,903	—
[3]	Rostelecom PJSC	12,792,702	—
*,3	Mechel PJSC	1,344,496	—
[3]	Tatneft PJSC	15,352,037	—

Total International Stock Index Fund
		Shares	Market Value• ($000)
[3]	Rosseti Lenenergo PJSC Preference Shares	912,167	—
[3]	Novolipetsk Steel PJSC	5,216,652	—
[3]	Mobile TeleSystems PJSC	6,090,423	—
[3]	Magnit PJSC	432,454	—
[3]	Novatek PJSC	11,419,424	—
[3]	Gazprom PJSC	135,012,958	—
[3]	Mosenergo PJSC	75,973,956	—
[3]	Transneft PJSC Preference Shares	20,177	—
[3]	LUKOIL PJSC	4,927,110	—
[3]	M.Video PJSC	692,424	—
[3]	Rosneft Oil Co. PJSC	13,328,065	—
[3]	Magnitogorsk Iron & Steel Works PJSC	27,346,793	—
[3]	Tatneft PJSC Preference Shares	1,942,172	—
[3]	MMC Norilsk Nickel PJSC	604,172	—
[3]	ROSSETI PJSC	419,261,133	—
[3]	Inter RAO UES PJSC	463,184,131	—
*,3	ENEL RUSSIA PJSC	162,490,090	—
*,3	Bashneft PJSC	215,214	—
[3]	Sistema PJSFC	12,679,841	—
[3]	Severstal PAO	1,964,967	—
[3]	Surgutneftegas PJSC	81,275,768	—
[3]	Surgutneftegas PJSC Preference Shares	101,260,284	—
[3]	Alrosa PJSC	32,391,627	—
[3]	Moscow Exchange MICEX-RTS PJSC	18,622,385	—
[2,3]	Detsky Mir PJSC	6,909,739	—
[3]	MMC Norilsk Nickel PJSC ADR	414,207	—
[3]	Polyus PJSC GDR	618,167	—
[3]	Tatneft PJSC ADR	601,213	—
[3]	LSR Group PJSC Class A	25,742	—
*,3	United Co. RUSAL International PJSC	32,707,076	—
[3]	Tatneft PJSC ADR (OOTC)	74,923	—
*,3	Credit Bank of Moscow PJSC	170,771,500	—
[3]	Sovcomflot PJSC	2,097,559	—
		Shares	Market Value• ($000)
[3]	Novorossiysk Commercial Sea Port PJSC	35,580,873	—
[3]	Cherkizovo Group PJSC	16,416	—
[3]	Samolet Group	109,996	—
[3]	Bank St. Petersburg PJSC	314,414	—
[3]	IDGC of Centre & Volga Region PJSC	45,593,366	—
[2,3]	Segezha Group PJSC	16,822,200	—
*,3	PhosAgro PJSC (Registered) GDR	8,607	—
*,3	PhosAgro PJSC GDR	1,336,330	—
			11
Saudi Arabia (1.3%)
	Al Rajhi Bank	15,834,185	741,770
	Saudi National Bank	28,342,345	594,051
	Saudi Basic Industries Corp.	11,626,161	402,749
[2]	Saudi Arabian Oil Co.	32,884,998	392,969
	Saudi Telecom Co.	9,271,909	285,116
	Riyad Bank	18,988,010	205,775
*	Saudi Arabian Mining Co.	5,227,646	190,373
	Saudi British Bank	12,946,082	153,699
	Alinma Bank	12,661,336	138,886
	SABIC Agri-Nutrients Co.	3,018,848	130,048
	Banque Saudi Fransi	7,582,083	108,941
*	Bank AlBilad	6,308,004	86,443
	Arab National Bank	8,552,850	80,002
*	Saudi Electricity Co.	10,123,343	72,547
	Sahara International Petrochemical Co.	4,627,021	69,311
*	ACWA Power Co.	1,718,587	65,088
	Dr Sulaiman Al Habib Medical Services Group Co.	1,186,906	62,998
	Yanbu National Petrochemical Co.	3,550,451	57,386
	Etihad Etisalat Co.	4,853,643	55,734
*	Saudi Kayan Petrochemical Co.	9,544,065	47,012

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Saudi Industrial Investment Group	5,242,023	45,441
	Almarai Co. JSC	3,237,527	44,621
	Bank Al-Jazira	5,170,550	43,218
	Mouwasat Medical Services Co.	613,734	39,208
	Jarir Marketing Co.	761,610	38,892
	Saudi Investment Bank	6,288,367	38,396
	Bupa Arabia for Cooperative Insurance Co.	739,649	32,650
*	Savola Group	3,391,895	32,066
	Advanced Petrochemical Co.	1,642,228	29,215
*	Saudi Research & Media Group	417,482	29,156
*	National Industrialization Co.	4,187,795	22,571
*	Rabigh Refining & Petrochemical Co.	2,826,766	21,507
*	Mobile Telecommunications Co. Saudi Arabia	5,725,137	21,118
*	Nahdi Medical Co.	450,764	20,070
*	Dar Al Arkan Real Estate Development Co.	6,616,561	18,941
*	Arabian Internet & Communications Services Co.	277,748	17,865
	Abdullah Al Othaim Markets Co.	568,447	16,882
*	Emaar Economic City	5,577,858	16,174
	Southern Province Cement Co.	874,491	15,488
	Dallah Healthcare Co.	480,843	15,268
	Saudi Cement Co.	958,703	14,698
	Co. for Cooperative Insurance	791,470	14,406
	United Electronics Co.	378,233	13,000
*	Saudi Airlines Catering Co.	515,199	12,896
	Arabian Centres Co. Ltd.	2,108,306	12,370
*	Yamama Cement Co.	1,331,692	12,348
	Qassim Cement Co.	550,613	11,784
	Yanbu Cement Co.	1,001,036	11,214
		Shares	Market Value• ($000)
*	Seera Group Holding	1,927,098	11,192
	Al Hammadi Co. for Development & Investment	824,549	10,675
*	Saudi Ground Services Co.	1,164,509	10,612
	BinDawood Holding Co.	385,686	10,536
	Aldrees Petroleum & Transport Services Co.	486,542	10,164
	Leejam Sports Co. JSC	331,230	9,724
	Arriyadh Development Co.	1,177,341	9,523
	Saudia Dairy & Foodstuff Co.	202,523	9,471
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	790,730	7,533
	Jadwa REIT Saudi Fund	1,892,620	7,092
	Saudi Ceramic Co.	513,310	6,992
	Arabian Cement Co.	626,623	6,989
	Eastern Province Cement Co.	540,784	6,949
	City Cement Co.	922,357	6,863
*	Saudi Real Estate Co.	1,154,548	6,781
	Astra Industrial Group	494,394	6,483
	National Gas & Industrialization Co.	487,685	6,303
	National Medical Care Co.	298,095	6,210
*	Middle East Healthcare Co.	610,050	5,810
	Najran Cement Co.	1,179,770	5,732
	United International Transportation Co.	437,774	5,724
*	National Agriculture Development Co.	637,093	5,402
	Saudi Chemical Co. Holding	566,925	5,188
*	Methanol Chemicals Co.	383,050	4,911
*	Saudi Public Transport Co.	770,921	4,379
	Northern Region Cement Co.	1,195,425	4,295

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Aseer Trading Tourism & Manufacturing Co.	790,535	3,864
*	Dur Hospitality Co.	553,591	3,823
*	Herfy Food Services Co.	255,467	3,793
	Bawan Co.	394,654	3,784
*	Al Jouf Cement Co.	1,158,977	3,033
*	Fawaz Abdulaziz Al Hokair & Co.	827,732	2,968
	Hail Cement Co.	759,885	2,894
*	Mediterranean & Gulf Insurance & Reinsurance Co.	656,149	2,634
	Tabuk Cement Co.	536,351	2,533
*	Zamil Industrial Investment Co.	385,321	2,345
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	495,341	2,024
			4,827,589
Singapore (0.9%)
	DBS Group Holdings Ltd.	23,356,199	566,636
	Oversea-Chinese Banking Corp. Ltd.	45,248,967	401,747
	United Overseas Bank Ltd.	16,725,003	358,020
	Singapore Telecommunications Ltd.	96,652,764	192,899
	CapitaLand Integrated Commercial Trust	62,081,406	104,023
*	Capitaland Investment Ltd.	32,678,927	99,089
	Keppel Corp. Ltd.	18,528,346	91,378
	Ascendas REIT	44,082,589	90,699
	Wilmar International Ltd.	27,292,105	86,999
	Singapore Exchange Ltd.	10,548,268	74,221
*	Singapore Airlines Ltd.	16,417,234	64,711
	Singapore Technologies Engineering Ltd.	19,780,559	58,256
	Mapletree Logistics Trust	40,875,450	52,497
	Mapletree Industrial Trust	23,474,579	44,111
*	Genting Singapore Ltd.	74,651,018	43,342
	Venture Corp. Ltd.	3,374,546	41,426
		Shares	Market Value• ($000)
	Mapletree Commercial Trust	28,263,350	38,012
	Frasers Logistics & Commercial Trust	36,021,874	37,512
	City Developments Ltd.	6,046,941	37,075
	Suntec REIT	27,571,936	36,424
	Singapore Press Holdings Ltd.	20,976,257	35,863
*	UOL Group Ltd.	6,591,601	34,636
	ComfortDelGro Corp. Ltd.	26,136,384	27,609
	NetLink NBN Trust	38,171,105	27,535
	Jardine Cycle & Carriage Ltd.	1,304,296	27,185
*	SATS Ltd.	8,255,476	26,955
	Mapletree North Asia Commercial Trust	30,450,111	26,299
	Frasers Centrepoint Trust	14,631,772	25,767
	Keppel DC REIT	16,944,438	25,261
	Sembcorp Industries Ltd.	11,903,796	25,210
	Keppel REIT	28,097,500	24,616
	Ascott Residence Trust	25,572,129	21,245
	Golden Agri-Resources Ltd.	83,218,478	19,443
	Keppel Infrastructure Trust	46,826,567	18,697
	Parkway Life REIT	4,878,640	16,999
	Haw Par Corp. Ltd.	1,978,814	16,655
	Hutchison Port Holdings Trust	65,571,202	15,629
*	Sembcorp Marine Ltd.	199,194,530	15,619
	Manulife US REIT	19,943,121	12,425
	CapitaLand China Trust	14,522,410	12,202
	AEM Holdings Ltd.	3,406,831	11,667
	Olam Group Ltd.	9,215,486	11,262
	Raffles Medical Group Ltd.	12,536,012	10,825
	First Resources Ltd.	6,704,031	10,225
	Singapore Post Ltd.	19,810,080	10,173
	CDL Hospitality Trusts	10,506,390	10,098
	Ascendas India Trust	11,072,921	10,005
	ESR-REIT	34,221,994	9,598
	Lendlease Global Commercial REIT	16,664,659	9,519

Total International Stock Index Fund
		Shares	Market Value• ($000)
	ARA LOGOS Logistics Trust	16,203,822	9,189
	Cromwell European REIT	3,755,562	9,116
	Keppel Pacific Oak US REIT	11,672,038	8,453
[3]	SPH REIT	10,992,647	7,756
	AIMS APAC REIT	7,512,689	7,682
	OUE Commercial REIT	25,174,734	7,525
	Starhill Global REIT	17,087,041	7,315
	iFAST Corp. Ltd.	1,991,700	7,152
	StarHub Ltd.	7,847,939	7,118
	Sheng Siong Group Ltd.	5,731,853	6,329
*	SIA Engineering Co. Ltd.	2,879,346	5,530
	Prime US REIT	7,202,658	5,306
	UMS Holdings Ltd.	5,824,300	4,959
	Wing Tai Holdings Ltd.	3,928,295	4,930
	Riverstone Holdings Ltd.	7,006,599	4,874
	Far East Hospitality Trust	9,446,875	4,551
	Nanofilm Technologies International Ltd.	2,354,277	4,544
	Thomson Medical Group Ltd.	68,491,981	3,985
	Sabana Industrial REIT	11,540,125	3,780
	First REIT	11,816,933	2,671
	Silverlake Axis Ltd.	11,189,797	2,603
*,3	Best World International Ltd.	2,596,432	2,553
*	Lippo Malls Indonesia Retail Trust	57,058,638	2,458
*	COSCO SHIPPING International Singapore Co. Ltd.	10,616,626	1,878
	Bumitama Agri Ltd.	3,227,391	1,809
	Asian Pay Television Trust	17,085,902	1,630
*,3	Eagle Hospitality Trust	11,225,800	1,538
*	Yoma Strategic Holdings Ltd.	13,403,037	1,465
*,1,3	Ezra Holdings Ltd.	20,298,532	161
*,1,3	Hyflux Ltd.	7,030,168	—
*,1	Ezion Holdings Ltd. Warrants Exp. 4/16/23	12,879,086	—
			3,207,159
		Shares	Market Value• ($000)
South Africa (1.1%)
	Naspers Ltd.	2,737,186	276,062
	FirstRand Ltd.	63,580,775	273,822
	MTN Group Ltd.	23,301,492	247,135
	Standard Bank Group Ltd.	17,399,539	184,392
*	Sasol Ltd.	7,221,733	176,910
	Gold Fields Ltd.	11,286,630	152,929
[1]	Capitec Bank Holdings Ltd.	1,074,705	150,018
	Impala Platinum Holdings Ltd.	10,526,876	136,170
	Sibanye Stillwater Ltd.	36,042,855	124,696
	AngloGold Ashanti Ltd.	5,408,226	110,750
[1]	Absa Group Ltd.	9,999,606	108,031
	Sanlam Ltd.	22,773,706	94,341
	Shoprite Holdings Ltd.	6,362,263	91,897
[1]	Bid Corp. Ltd.	4,331,423	90,960
	Anglo American Platinum Ltd.	769,223	85,032
[1]	Nedbank Group Ltd.	5,459,405	76,237
	Vodacom Group Ltd.	7,781,847	74,743
	Clicks Group Ltd.	3,184,476	62,669
*,1	Discovery Ltd.	6,457,174	61,999
[1]	Bidvest Group Ltd.	4,400,561	60,326
[1]	Remgro Ltd.	6,660,837	59,833
*	Northam Platinum Holdings Ltd.	4,770,807	56,865
	Aspen Pharmacare Holdings Ltd.	4,977,485	53,259
[1]	Woolworths Holdings Ltd.	12,328,972	46,154
[1]	Exxaro Resources Ltd.	3,200,951	45,742
	Mr Price Group Ltd.	3,313,732	44,915
[1]	Growthpoint Properties Ltd.	43,860,850	39,215
	MultiChoice Group	4,730,410	38,589
[1]	Old Mutual Ltd. (AQXE)	47,260,668	37,901
	Foschini Group Ltd.	4,156,751	36,418
	NEPI Rockcastle plc	5,879,647	35,975
	Reinet Investments SCA	1,771,538	35,932
	Harmony Gold Mining Co. Ltd.	6,836,651	27,872
[2]	Pepkor Holdings Ltd.	20,511,609	27,659
*	Sappi Ltd.	7,425,823	27,187

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Thungela Resources Ltd.	1,545,439	26,402
	SPAR Group Ltd.	2,506,399	26,291
	Redefine Properties Ltd.	91,275,769	25,237
	Life Healthcare Group Holdings Ltd.	17,985,986	24,417
	Transaction Capital Ltd.	7,449,862	23,895
	Kumba Iron Ore Ltd.	716,914	23,800
	African Rainbow Minerals Ltd.	1,407,078	23,281
	Investec Ltd.	3,756,851	22,780
	Tiger Brands Ltd.	2,172,633	21,352
	AVI Ltd.	4,334,706	18,805
	Truworths International Ltd.	5,167,940	18,438
	Barloworld Ltd.	2,535,148	18,305
	Netcare Ltd.	18,848,978	18,105
[1]	Momentum Metropolitan Holdings	16,607,059	17,646
[1]	Rand Merchant Investment Holdings Ltd.	9,790,503	16,825
	Pick n Pay Stores Ltd.	4,438,821	16,172
	Resilient REIT Ltd.	4,220,892	15,484
	Motus Holdings Ltd.	2,100,934	15,195
*	PSG Group Ltd.	2,084,429	12,599
	Equites Property Fund Ltd.	9,290,155	12,473
[2]	Dis-Chem Pharmacies Ltd.	5,026,533	12,257
	Fortress REIT Ltd. Class A (XJSE)	15,186,788	11,951
*	Distell Group Holdings Ltd.	1,062,460	11,641
*	Telkom SA SOC Ltd.	3,787,773	11,415
	Omnia Holdings Ltd.	2,126,896	11,220
	KAP Industrial Holdings Ltd.	32,734,873	10,582
	Royal Bafokeng Platinum Ltd.	1,057,210	10,562
	Hyprop Investments Ltd.	4,443,372	10,101
	Coronation Fund Managers Ltd.	3,523,272	9,280
	Santam Ltd.	505,375	9,278
[1]	Old Mutual Ltd.	11,207,262	8,991
	Super Group Ltd.	4,882,453	8,280
	Vukile Property Fund Ltd.	9,493,455	8,041
		Shares	Market Value• ($000)
	AECI Ltd.	1,241,096	8,008
	JSE Ltd.	1,090,107	7,695
	MAS P.L.C.	4,962,581	6,641
	Ninety One Ltd.	2,010,684	6,464
	Advtech Ltd.	5,728,757	6,461
	DataTec Ltd.	2,443,589	6,064
*	Steinhoff International Holdings NV (XJSE)	34,652,570	5,714
	Reunert Ltd.	1,899,863	5,299
	Raubex Group Ltd.	1,801,918	4,798
	DRDGOLD Ltd.	5,455,556	4,444
	Astral Foods Ltd.	450,357	4,337
*	Sun International Ltd.	2,347,668	4,257
	SA Corporate Real Estate Ltd.	28,710,616	4,058
*	Famous Brands Ltd.	1,001,698	4,046
	Cashbuild Ltd.	225,457	4,035
*	Tsogo Sun Gaming Ltd.	5,357,213	3,786
	Long4Life Ltd.	9,561,031	3,666
	Investec Property Fund Ltd.	4,680,473	3,646
*	Massmart Holdings Ltd.	1,318,469	3,481
*	Attacq Ltd.	7,581,695	3,249
*,1	Steinhoff International Holdings NV (XETR)	19,211,203	3,175
[1]	Brait plc	11,470,719	3,080
[1]	Adcock Ingram Holdings Ltd.	900,911	3,053
*	Fortress REIT Ltd. Class B (XJSE)	14,575,903	3,048
	Wilson Bayly Holmes-Ovcon Ltd.	618,320	2,919
	Emira Property Fund Ltd.	3,808,581	2,613
	Alexander Forbes Group Holdings Ltd.	8,669,080	2,566
*	Blue Label Telecoms Ltd.	7,059,433	2,507
	Hudaco Industries Ltd.	267,459	2,502
	Curro Holdings Ltd.	2,716,888	1,801

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Zeder Investments Ltd.	7,901,408	1,538
*	Thungela Resources Ltd. (XJSE)	48,979	838
			3,913,525
South Korea (3.6%)
	Samsung Electronics Co. Ltd.	61,126,993	3,257,676
	SK Hynix Inc.	6,687,076	585,976
	Samsung Electronics Co. Ltd. Preference Shares	10,613,854	497,616
	NAVER Corp.	1,761,015	392,282
	Samsung SDI Co. Ltd.	684,635	326,129
	Hyundai Motor Co.	1,784,697	258,938
	LG Chem Ltd.	601,942	246,535
	Kakao Corp.	3,520,985	245,953
	KB Financial Group Inc.	4,999,573	232,601
	Kia Corp.	3,316,207	217,511
	Shinhan Financial Group Co. Ltd.	6,437,039	213,868
[1]	Celltrion Inc.	1,393,826	192,870
	POSCO Holdings Inc.	834,346	190,504
	Hana Financial Group Inc.	3,744,035	139,004
[1]	Hyundai Mobis Co. Ltd.	812,006	132,103
	LG Electronics Inc.	1,419,322	128,544
*,2	Samsung Biologics Co. Ltd.	183,404	120,971
[1]	HMM Co. Ltd.	5,449,909	120,801
*	SK Innovation Co. Ltd.	699,205	111,283
	Samsung C&T Corp.	1,085,063	98,170
	SK Inc.	463,523	97,313
	Woori Financial Group Inc.	8,225,905	95,301
[1]	Samsung Electro-Mechanics Co. Ltd.	713,330	92,330
	KT&G Corp.	1,397,722	91,787
	LG Household & Health Care Ltd.	117,574	84,204
*,1	Doosan Enerbility	4,576,250	72,809
	NCSoft Corp.	215,402	71,334
*,1	Krafton Inc.	359,192	70,562
	Samsung Fire & Marine Insurance Co. Ltd.	424,219	70,318
		Shares	Market Value• ($000)
	LG Corp.	1,146,614	66,215
[1]	Amorepacific Corp.	423,904	60,324
*,1	KakaoBank Corp.	1,776,343	58,714
	Korea Zinc Co. Ltd.	127,388	58,157
	Hyundai Motor Co. Preference Shares	754,942	56,397
*	Korean Air Lines Co. Ltd.	2,243,285	52,858
*	SK Square Co. Ltd.	1,266,810	52,325
	Samsung SDS Co. Ltd.	448,039	52,213
*	Korea Electric Power Corp.	2,749,455	50,173
[1]	LG Innotek Co. Ltd.	181,711	49,305
[1]	Celltrion Healthcare Co. Ltd.	955,381	48,114
*,1	L&F Co. Ltd.	275,328	46,581
*,1	HYBE Co. Ltd.	234,936	46,139
[1]	S-Oil Corp.	525,868	43,025
[1]	Samsung Life Insurance Co. Ltd.	836,138	42,984
*	Samsung Engineering Co. Ltd.	2,042,293	41,669
[1]	Ecopro BM Co. Ltd.	112,320	41,496
	Coway Co. Ltd.	725,731	40,648
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	557,279	40,088
	Hyundai Glovis Co. Ltd.	237,630	38,933
*,1	Samsung Heavy Industries Co. Ltd.	7,969,912	38,043
[1]	LG Display Co. Ltd.	2,901,581	37,913
[1]	POSCO Chemical Co. Ltd.	352,045	37,191
[1]	Mirae Asset Securities Co. Ltd.	5,382,341	34,047
	CJ CheilJedang Corp.	105,465	33,166
	Hyundai Steel Co.	971,588	33,016
*,1,2	SK IE Technology Co. Ltd.	330,284	32,534
	SK Telecom Co. Ltd.	715,806	32,289

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Hyundai Engineering & Construction Co. Ltd.	922,682	32,098
*	Hanwha Solutions Corp.	1,266,702	31,837
	DB Insurance Co. Ltd.	584,490	31,216
[1]	Yuhan Corp.	647,788	31,207
	LG Uplus Corp.	2,758,542	30,474
	HD Hyundai Co. Ltd.	650,878	29,889
[1]	Lotte Chemical Corp.	192,204	29,665
	Industrial Bank of Korea	3,343,005	29,662
*	Kangwon Land Inc.	1,384,474	29,094
	SKC Co. Ltd.	243,459	28,455
	Korea Aerospace Industries Ltd.	824,616	28,432
[1]	Korea Investment Holdings Co. Ltd.	506,949	28,106
[1]	Kumho Petrochemical Co. Ltd.	228,938	27,682
*,1	HLB Inc.	1,132,134	27,556
	E-MART Inc.	264,003	27,319
*,1	SK Bioscience Co. Ltd.	257,113	27,171
[1]	GS Engineering & Construction Corp.	816,793	26,897
	Hankook Tire & Technology Co. Ltd.	946,952	25,991
[1]	Samsung Securities Co. Ltd.	825,667	25,787
[1]	Hotel Shilla Co. Ltd.	405,219	25,787
	Meritz Fire & Marine Insurance Co. Ltd.	734,810	25,709
	Hanmi Pharm Co. Ltd.	97,168	23,988
	BNK Financial Group Inc.	3,862,499	23,955
[1]	DB HiTek Co. Ltd.	446,852	23,437
	GS Holdings Corp.	670,662	23,167
	F&F Co. Ltd.	207,373	22,894
*,1	SK Biopharmaceuticals Co. Ltd.	311,932	22,534
*,1	Pearl Abyss Corp.	401,398	21,376
	Orion Corp.	280,376	20,898
[1]	Hansol Chemical Co. Ltd.	105,946	20,384
		Shares	Market Value• ($000)
*,1	Hyundai Heavy Industries Co. Ltd.	185,106	20,307
[1]	Hyundai Marine & Fire Insurance Co. Ltd.	774,352	19,958
[1]	OCI Co. Ltd.	237,198	19,595
	LG Chem Ltd. Preference Shares	98,083	19,347
[1]	Meritz Securities Co. Ltd.	3,691,772	19,085
	Hanwha Aerospace Co. Ltd.	449,525	18,812
	Hanon Systems	2,070,881	18,532
[1]	DL E&C Co. Ltd.	387,944	18,246
[1]	Cheil Worldwide Inc.	909,235	18,153
*,1	Celltrion Pharm Inc.	247,193	17,966
[1]	Mando Corp.	419,195	17,784
[1]	SK Chemicals Co. Ltd.	177,944	17,748
	Hanwha Corp.	738,420	17,445
	Shinsegae Inc.	88,821	17,307
*,1	Hyundai Mipo Dockyard Co. Ltd.	258,219	16,951
[1]	Fila Holdings Corp.	663,275	16,947
*,1	Kakao Games Corp.	354,274	16,573
[1]	LEENO Industrial Inc.	118,840	16,473
	NH Investment & Securities Co. Ltd.	1,917,344	16,364
[1,2]	Netmarble Corp.	216,591	16,281
[1]	JYP Entertainment Corp.	349,487	16,213
*,1	Alteogen Inc.	357,250	16,111
	SD Biosensor Inc.	449,258	16,072
[1]	Ecopro Co. Ltd.	231,393	15,253
[1]	AMOREPACIFIC Group	380,903	14,985
[1]	KCC Corp.	55,855	14,892
[1]	Iljin Materials Co. Ltd.	217,219	14,885
[1]	Hyosung Advanced Materials Corp.	39,689	14,774
[1]	Youngone Corp.	391,573	14,758
[1]	LOTTE Fine Chemical Co. Ltd.	225,084	14,450
	DGB Financial Group Inc.	2,042,019	14,394
*,1	Hyundai Rotem Co. Ltd.	957,928	14,278

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	WONIK IPS Co. Ltd.	454,618	14,235
[1]	S-1 Corp.	252,390	13,752
	JB Financial Group Co. Ltd.	1,929,855	13,651
	CJ ENM Co. Ltd.	133,167	13,375
[1]	KIWOOM Securities Co. Ltd.	175,913	13,128
*,1	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	618,530	12,752
*,1	Hanjin Kal Corp.	279,027	12,618
[1]	Wemade Co. Ltd.	212,640	12,617
[1]	Pan Ocean Co. Ltd.	2,403,897	12,566
*	Daewoo Engineering & Construction Co. Ltd.	2,357,161	12,496
[1]	Hyosung TNC Corp.	38,642	12,486
	Posco International Corp.	633,957	12,312
[1]	CS Wind Corp.	261,365	12,228
[1]	Seegene Inc.	379,383	12,030
[1]	Chunbo Co. Ltd.	55,325	12,012
	CJ Corp.	174,076	11,893
[1]	Koh Young Technology Inc.	778,201	11,786
[1]	GS Retail Co. Ltd.	517,643	11,717
[1]	LX Semicon Co. Ltd.	112,451	11,603
	BGF retail Co. Ltd.	80,961	11,581
[1]	SM Entertainment Co. Ltd.	216,800	11,559
[1]	Hyundai Department Store Co. Ltd.	193,791	11,534
*	Wysiwyg Studios Co. Ltd.	444,613	11,513
[1]	Hite Jinro Co. Ltd.	390,651	11,494
	Kolon Industries Inc.	235,774	11,484
*	CosmoAM&T Co. Ltd.	256,606	11,186
*,1	Korea Electric Power Corp. ADR	1,250,450	11,104
[1]	Dongjin Semichem Co. Ltd.	375,343	11,061
	Korea Gas Corp.	336,528	11,000
	LS Corp.	236,636	10,745
	Lotte Shopping Co. Ltd.	144,627	10,713
[1]	Dongkuk Steel Mill Co. Ltd.	730,721	10,685
		Shares	Market Value• ($000)
[1]	Meritz Financial Group Inc.	355,878	10,660
*	CJ Logistics Corp.	109,516	10,605
	Soulbrain Co. Ltd.	54,245	10,432
*,1	LG Energy Solution	31,378	10,418
*,1	Doosan Fuel Cell Co. Ltd.	382,310	10,387
[1]	Green Cross Corp.	69,966	10,385
[1]	Hyundai Wia Corp.	202,659	10,347
[1]	Samsung Card Co. Ltd.	390,129	10,334
[1]	Hanwha Systems Co. Ltd.	838,110	10,310
	Daeduck Electronics Co. Ltd.	432,879	10,274
*,1	Hyundai Bioscience Co. Ltd.	449,568	10,199
[1]	Doosan Bobcat Inc.	313,200	10,177
*,1	Shin Poong Pharmaceutical Co. Ltd.	424,709	10,130
	ESR Kendall Square REIT Co. Ltd.	1,728,046	10,078
[1]	NongShim Co. Ltd.	41,963	10,028
*,1	KMW Co. Ltd.	379,508	9,772
[1]	Eo Technics Co. Ltd.	109,001	9,552
[1]	Foosung Co. Ltd.	641,769	9,497
[1]	Lotte Corp.	351,355	9,479
	People & Technology Inc.	239,220	9,420
[1]	KEPCO Engineering & Construction Co. Inc.	160,235	9,196
*,1	Hyundai Doosan Infracore Co. Ltd.	1,764,348	9,127
	Hyundai Elevator Co. Ltd.	324,860	9,122
[1]	SSANGYONG C&E Co. Ltd.	1,383,697	9,081
[1]	SIMMTECH Co. Ltd.	235,290	9,068
*	SOLUM Co. Ltd.	464,693	9,000
[1]	Com2uSCorp	119,877	8,907
[1]	LIG Nex1 Co. Ltd.	137,028	8,865
[1]	ST Pharm Co. Ltd.	114,181	8,763
[1]	LX International Corp.	287,045	8,753
*,1	Chabiotech Co. Ltd.	589,413	8,659

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Daewoong Pharmaceutical Co. Ltd.	60,075	8,643
*	Hanwha Life Insurance Co. Ltd.	3,660,203	8,482
[1]	Dongsuh Cos. Inc.	401,203	8,474
	Korean Reinsurance Co.	1,098,507	8,405
[1]	KEPCO Plant Service & Engineering Co. Ltd.	279,561	8,362
[1]	Dawonsys Co. Ltd.	358,870	8,321
*	HLB Life Science Co. Ltd.	1,021,510	8,288
[1]	Solus Advanced Materials Co. Ltd.	147,437	8,284
	Chong Kun Dang Pharmaceutical Corp.	105,731	8,261
	DL Holdings Co. Ltd.	167,652	8,171
*,1	Naturecell Co. Ltd.	609,415	8,117
[1]	SFA Engineering Corp.	257,548	8,060
[1]	Daejoo Electronic Materials Co. Ltd.	124,759	8,050
*	GeneOne Life Science Inc.	916,455	8,022
	LG Household & Health Care Ltd. Preference Shares	20,353	8,011
*,1	Genexine Inc.	250,333	7,928
[1]	Hyosung Corp.	120,126	7,867
[1]	Kolmar Korea Co. Ltd.	212,442	7,857
*,1	Paradise Co. Ltd.	599,600	7,810
*,1	Hana Tour Service Inc.	119,787	7,782
	AfreecaTV Co. Ltd.	90,662	7,771
*,1	Hugel Inc.	78,549	7,733
	LS Electric Co. Ltd.	205,299	7,711
[1]	Hanssem Co. Ltd.	123,902	7,660
[1]	IS Dongseo Co. Ltd.	181,245	7,628
	MegaStudyEdu Co. Ltd.	101,076	7,592
	Douzone Bizon Co. Ltd.	235,800	7,548
[1]	Hanmi Science Co. Ltd.	184,607	7,444
[1]	Jusung Engineering Co. Ltd.	433,454	7,198
*,1	LegoChem Biosciences Inc.	214,190	7,185
		Shares	Market Value• ($000)
*,1	Hanall Biopharma Co. Ltd.	492,712	7,107
	LG Electronics Inc. Preference Shares	154,857	7,097
	SK Networks Co. Ltd.	1,850,632	7,065
*,1	Helixmith Co. Ltd.	424,474	7,030
[1]	Cosmax Inc.	104,382	7,018
[1]	HDC Hyundai Development Co-Engineering & Construction	592,499	6,998
*	Asiana Airlines Inc.	440,179	6,954
	Hanmi Semiconductor Co. Ltd.	580,218	6,888
	Lotte Chilsung Beverage Co. Ltd.	47,148	6,757
*,1	Oscotec Inc.	314,405	6,710
*	NHN Corp.	242,802	6,702
*,1	Taihan Electric Wire Co. Ltd.	4,621,569	6,582
*,1	Bioneer Corp.	274,105	6,565
[1]	Ottogi Corp.	17,655	6,548
	Poongsan Corp.	259,502	6,536
[1]	PI Advanced Materials Co. Ltd.	173,181	6,526
*,1	CJ CGV Co. Ltd.	300,693	6,499
*,1	Medytox Inc.	60,077	6,439
[1]	Innox Advanced Materials Co. Ltd.	165,658	6,408
[1]	Green Cross Holdings Corp.	367,789	6,394
[1]	HK inno N Corp.	200,202	6,366
[1]	Sebang Global Battery Co. Ltd.	106,708	6,364
	LOTTE Reit Co. Ltd.	1,345,482	6,354
[1]	Daewoong Co. Ltd.	267,471	6,344
[1]	BH Co. Ltd.	298,642	6,344
*,1	Eubiologics Co. Ltd.	418,800	6,274
*,1	Myoung Shin Industrial Co. Ltd.	355,711	6,261
	JR Global REIT	1,336,294	6,250
*	Hana Micron Inc.	446,394	6,230
*,1	ABLBio Inc.	314,589	6,219
[1]	NICE Information Service Co. Ltd.	427,228	6,208
*	Pharmicell Co. Ltd.	694,271	6,208
*,1	Sam Chun Dang Pharm Co. Ltd.	175,286	6,195
[1]	Ahnlab Inc.	75,256	6,168
*,1	Kumho Tire Co. Inc.	1,815,369	6,166

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Tokai Carbon Korea Co. Ltd.	55,423	6,162
*,1	Creative & Innovative System	589,072	6,150
[1]	YG Entertainment Inc.	137,793	6,120
[1]	Eugene Technology Co. Ltd.	176,398	5,933
[1]	Zinus Inc.	115,464	5,885
[1]	PharmaResearch Co. Ltd.	80,569	5,881
*	NKMax Co. Ltd.	356,027	5,854
	Hyundai Autoever Corp.	55,797	5,845
	Harim Holdings Co. Ltd.	674,293	5,807
	Amorepacific Corp. Preference Shares	94,916	5,705
*,1	Amicogen Inc.	227,551	5,696
[1]	Taekwang Industrial Co. Ltd.	7,059	5,677
[1]	Doosan Co. Ltd.	80,779	5,663
	Innocean Worldwide Inc.	146,157	5,634
	KCC Glass Corp.	115,230	5,615
	Ecopro HN Co. Ltd.	143,313	5,578
*,1	GC Cell Corp.	105,862	5,551
*	TY Holdings Co. Ltd.	269,158	5,391
[1]	Osstem Implant Co. Ltd.	59,513	5,331
*	GemVax & Kael Co. Ltd.	455,742	5,287
	Mcnex Co. Ltd.	151,112	5,281
*,1	SFA Semicon Co. Ltd.	1,023,047	5,252
	Hanwha Investment & Securities Co. Ltd.	1,397,077	5,240
*,1	Studio Dragon Corp.	79,646	5,231
	Daishin Securities Co. Ltd.	372,579	5,188
*,1	NEPES Corp.	216,706	5,153
	Handsome Co. Ltd.	184,711	5,151
*	Eoflow Co. Ltd.	288,868	5,142
[1]	L&C Bio Co. Ltd.	163,873	5,139
	Samyang Holdings Corp.	75,108	5,135
	Daesang Corp.	255,239	5,103
	Intellian Technologies Inc.	83,089	5,095
		Shares	Market Value• ($000)
*,1	Lotte Tour Development Co. Ltd.	394,669	5,075
*,1	Duk San Neolux Co. Ltd.	154,158	5,061
[1]	Seoul Semiconductor Co. Ltd.	475,376	5,058
*	HJ Shipbuilding & Construction Co. Ltd.	811,385	5,058
*	Hyundai Electric & Energy System Co. Ltd.	294,421	5,031
*	Vidente Co. Ltd.	459,153	5,008
*	Hyosung Chemical Corp.	28,283	4,991
[1]	DongKook Pharmaceutical Co. Ltd.	280,754	4,982
	Daou Technology Inc.	304,538	4,977
	GOLFZON Co. Ltd.	38,816	4,961
*	Danal Co. Ltd.	664,248	4,946
	Lutronic Corp.	237,862	4,940
[1]	RFHIC Corp.	220,289	4,937
[1]	Park Systems Corp.	55,205	4,905
	Hanjin Transportation Co. Ltd.	188,381	4,901
*,1	BNC Korea Co. Ltd.	581,724	4,892
	Korea Electric Terminal Co. Ltd.	87,791	4,839
[1]	DoubleUGames Co. Ltd.	123,408	4,823
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	37,405	4,817
[1]	Tesna Inc.	128,916	4,811
	Hyundai Construction Equipment Co. Ltd.	164,461	4,798
*,1	iNtRON Biotechnology Inc.	331,610	4,695
[1]	Hyundai Greenfood Co. Ltd.	641,517	4,627
[1]	S&S Tech Corp.	210,846	4,584
*,1	NHN KCP Corp.	278,495	4,578
*,1	Vaxcell-Bio Therapeutics Co. Ltd.	129,238	4,561

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	JW Pharmaceutical Corp.	187,125	4,532
[1]	TKG Huchems Co. Ltd.	256,158	4,501
[1]	Sangsangin Co. Ltd.	499,798	4,487
	Songwon Industrial Co. Ltd.	209,953	4,460
*,1	Cellivery Therapeutics Inc.	161,896	4,457
*,1	Yungjin Pharmaceutical Co. Ltd.	1,145,473	4,455
[1]	Bukwang Pharmaceutical Co. Ltd.	478,267	4,449
	Dentium Co. Ltd.	83,314	4,440
[1]	Partron Co. Ltd.	482,353	4,433
[1]	Hansae Co. Ltd.	216,336	4,425
[1]	Korea Petrochemical Ind Co. Ltd.	37,028	4,388
	Daishin Securities Co. Ltd. Preference Shares	358,018	4,332
[1]	SK Discovery Co. Ltd.	130,275	4,268
	INTOPS Co. Ltd.	143,096	4,230
[1]	SL Corp.	200,816	4,221
*	Korea Line Corp.	2,004,920	4,218
[1]	TES Co. Ltd.	187,914	4,117
*,1	MedPacto Inc.	164,642	4,110
*	LX Holdings Corp.	521,471	4,098
*	UniTest Inc.	202,946	4,057
*,1	Com2uS Holdings Corp.	60,499	3,985
[1]	Seojin System Co. Ltd.	259,652	3,955
	Samwha Capacitor Co. Ltd.	91,105	3,933
	Humasis Co. Ltd.	403,800	3,915
*,1	Ananti Inc.	566,488	3,907
*	DIO Corp.	143,992	3,866
*	Hanwha General Insurance Co. Ltd.	1,033,326	3,860
[1]	Shinsegae International Inc.	153,810	3,819
	Hankook & Co. Co. Ltd.	329,388	3,770
*,1	Binex Co. Ltd.	309,192	3,768
[1]	LX Hausys Ltd.	80,792	3,730
*,1	Webzen Inc.	211,730	3,686
*	Hyosung Heavy Industries Corp.	84,344	3,674
[1]	Boryung	351,226	3,607
		Shares	Market Value• ($000)
	LF Corp.	232,869	3,600
[1]	Young Poong Corp.	6,643	3,587
*,1	Ace Technologies Corp.	434,754	3,532
*,1	CMG Pharmaceutical Co. Ltd.	1,383,322	3,528
*,1	Medipost Co. Ltd.	195,484	3,505
[1]	SNT Motiv Co. Ltd.	91,775	3,455
[1]	Hanil Cement Co. Ltd.	211,513	3,424
*,1	Komipharm International Co. Ltd.	484,923	3,409
*,1	Grand Korea Leisure Co. Ltd.	275,197	3,335
	Dongwon Industries Co. Ltd.	16,890	3,328
	Ilyang Pharmaceutical Co. Ltd.	168,671	3,299
*,1	Modetour Network Inc.	185,816	3,287
*,1	Insun ENT Co. Ltd.	373,794	3,276
*	Hancom Inc.	204,172	3,268
[1]	Advanced Process Systems Corp.	170,112	3,225
	Korea Real Estate Investment & Trust Co. Ltd.	1,850,286	3,218
	Nature Holdings Co. Ltd.	117,662	3,183
[1]	ENF Technology Co. Ltd.	115,160	3,174
	Hyundai Home Shopping Network Corp.	66,559	3,173
*,1	CrystalGenomics Inc.	787,258	3,165
*	HLB Global Co. Ltd.	513,483	3,145
[1]	KH Vatec Co. Ltd.	197,214	3,118
*,1	Mezzion Pharma Co. Ltd.	196,872	3,106
	Dong-A Socio Holdings Co. Ltd.	34,233	3,072
*,1	Solid Inc.	587,150	3,057
	InBody Co. Ltd.	132,332	3,043
	SK Gas Ltd.	31,702	2,995
[1]	Posco ICT Co. Ltd.	615,367	2,989
[1]	Tongyang Inc.	2,409,270	2,981
	NICE Holdings Co. Ltd.	218,629	2,962
[1]	Orion Holdings Corp.	248,639	2,903

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	ITM Semiconductor Co. Ltd.	103,309	2,881
*,1	Kuk-il Paper Manufacturing Co. Ltd.	1,083,583	2,831
	Dong-A ST Co. Ltd.	51,072	2,830
*	Sambu Engineering & Construction Co. Ltd.	1,345,943	2,814
	Halla Holdings Corp.	84,866	2,813
[1]	Seobu T&D	332,952	2,812
*	Shinsung E&G Co. Ltd.	1,885,344	2,812
[1]	Huons Co. Ltd.	82,572	2,808
	Youlchon Chemical Co. Ltd.	157,587	2,806
	Mirae Asset Life Insurance Co. Ltd.	887,668	2,798
*,1	Daea TI Co. Ltd.	800,898	2,770
	LOTTE Himart Co. Ltd.	147,046	2,734
	HS Industries Co. Ltd.	577,669	2,731
*,1	Inscobee Inc.	1,232,262	2,715
	SK Securities Co. Ltd.	3,951,073	2,689
	Korea United Pharm Inc.	115,149	2,678
	HDC Holdings Co. Ltd.	464,161	2,643
	Vieworks Co. Ltd.	83,129	2,619
[1]	Namhae Chemical Corp.	234,033	2,601
	KUMHOE&C Co. Ltd.	314,195	2,562
[1,3]	Gradiant Corp.	719,364	2,539
	Binggrae Co. Ltd.	57,981	2,528
	KISWIRE Ltd.	114,670	2,524
	Kwang Dong Pharmaceutical Co. Ltd.	434,519	2,500
*,1	Neowiz	151,553	2,479
	Yuanta Securities Korea Co. Ltd.	879,876	2,477
	Youngone Holdings Co. Ltd.	60,173	2,448
*,1	Enzychem Lifesciences Corp.	139,323	2,431
*	Giantstep Inc.	104,385	2,421
*	KH FEELUX Co. Ltd.	1,338,439	2,376
		Shares	Market Value• ($000)
[1]	Sungwoo Hitech Co. Ltd.	604,616	2,340
*	OliX Pharmaceuticals Inc.	125,126	2,304
[1]	Cuckoo Homesys Co. Ltd.	82,593	2,294
	i-SENS Inc.	99,344	2,275
*,1	Samsung Pharmaceutical Co. Ltd.	721,503	2,266
*,1,3	SillaJen Inc.	887,353	2,261
[1]	Nexen Tire Corp.	417,313	2,259
	Taeyoung Engineering & Construction Co. Ltd.	287,481	2,251
	Tongyang Life Insurance Co. Ltd.	420,958	2,241
*,1	Cafe24 Corp.	149,336	2,217
	Chongkundang Holdings Corp.	39,812	2,186
[1]	OptoElectronics Solutions Co. Ltd.	96,861	2,175
*	Aprogen pharmaceuticals Inc.	3,377,804	2,161
	KC Tech Co. Ltd.	131,583	2,160
	Seah Besteel Holdings Corp.	150,066	2,152
	Hansol Paper Co. Ltd.	184,726	2,135
	LG HelloVision Co. Ltd.	413,799	2,092
	SPC Samlip Co. Ltd.	28,906	2,057
	Daol Investment & Securities Co. Ltd.	549,043	2,029
[1]	Samchully Co. Ltd.	22,427	2,021
*	HLB Therapeutics Co. Ltd.	300,058	2,007
	CJ Freshway Corp.	59,987	1,947
[1]	Dongwon F&B Co. Ltd.	13,754	1,937
	iMarketKorea Inc.	223,546	1,894
*	Interflex Co. Ltd.	140,528	1,855
	Maeil Dairies Co. Ltd.	33,318	1,831
*,1	Toptec Co. Ltd.	272,405	1,830
	Namyang Dairy Products Co. Ltd.	5,650	1,820
	Jeil Pharmaceutical Co. Ltd.	86,660	1,818
	Samyang Corp.	41,631	1,806
*	Peptron Inc.	241,087	1,797
	KISCO Corp.	251,497	1,795

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Hansol Technics Co. Ltd.	330,902	1,794
	Kolon Corp.	80,912	1,772
	Daeduck Co. Ltd.	282,865	1,758
*,1	Namsun Aluminum Co. Ltd.	716,551	1,707
	E1 Corp.	41,656	1,658
	Korea Asset In Trust Co. Ltd.	519,283	1,608
[1]	Huons Global Co. Ltd.	71,504	1,597
*,1	Cellid Co. Ltd.	83,905	1,586
*,1,3	S-MAC Co. Ltd.	589,025	1,574
*	Able C&C Co. Ltd.	260,162	1,569
	Kolmar Korea Holdings Co. Ltd.	86,871	1,550
*	AbClon Inc.	126,960	1,549
	Byucksan Corp.	498,346	1,533
	CJ CheilJedang Corp. Preference Shares	10,855	1,529
*	Lock&Lock Co. Ltd.	184,572	1,522
	Soulbrain Holdings Co. Ltd.	68,087	1,516
	KC Co. Ltd.	86,219	1,508
*	Eyegene Inc.	229,650	1,504
*,1	Telcon RF Pharmaceutical Inc.	919,001	1,481
	Eugene Investment & Securities Co. Ltd.	571,530	1,477
[1]	BGF Co. Ltd.	325,638	1,463
	Lotte Confectionery Co. Ltd.	14,725	1,453
*	Wonik Holdings Co. Ltd.	372,887	1,441
	Dae Han Flour Mills Co. Ltd.	9,985	1,407
	ICD Co. Ltd.	158,342	1,377
*,1	STCUBE	315,345	1,354
	Aekyung Industrial Co. Ltd.	85,731	1,338
*	Eutilex Co. Ltd.	120,144	1,333
*	Anterogen Co. Ltd.	69,254	1,320
*	Dongsung Pharmaceutical Co. Ltd.	194,596	1,291
	KT Skylife Co. Ltd.	175,300	1,273
	Hankook Shell Oil Co. Ltd.	6,264	1,262
	Sung Kwang Bend Co. Ltd.	164,938	1,261
		Shares	Market Value• ($000)
	Samsung SDI Co. Ltd. Preference Shares	5,302	1,260
	KB Financial Group Inc. ADR	26,335	1,209
	Hyundai Livart Furniture Co. Ltd.	102,947	1,193
[1]	Woongjin Thinkbig Co. Ltd.	505,235	1,175
	Lotte Food Co. Ltd.	4,288	1,170
[1]	HYUNDAI Corp.	79,528	1,168
[1]	Cuckoo Holdings Co. Ltd.	79,060	1,168
	Humedix Co. Ltd.	63,493	1,058
	TK Corp.	122,189	1,038
*,3	Y2 Solution Co. Ltd.	1,046,564	1,017
	Kyobo Securities Co. Ltd.	162,374	1,003
*	CUROCOM Co. Ltd.	1,051,364	956
	Hyundai Engineering & Construction Co. Ltd. Preference Shares	15,876	931
	Eusu Holdings Co. Ltd.	181,342	875
	Hansol Holdings Co. Ltd.	304,870	856
	Hanil Holdings Co. Ltd.	80,172	851
	DB Financial Investment Co. Ltd.	161,159	828
	Sam Young Electronics Co. Ltd.	95,857	813
*	SCM Lifescience Co. Ltd.	85,596	732
*	Homecast Co. Ltd.	297,007	721
	Hyundai Bioland Co. Ltd.	44,003	625
	Sindoh Co. Ltd.	17,668	460
*	Solus Advanced Materials Co. Ltd. Rights Exp. 5/10/22	21,795	399
	Dae Hwa Pharmaceutical Co. Ltd.	22,132	146
*,1	STCUBE Rights Exp. 5/20/22	113,855	45

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,3	CNK International Co. Ltd.	259,916	—
	SK Telecom Co. Ltd. ADR	7	—
			12,978,007
Spain (1.5%)
	Iberdrola SA	77,527,103	890,849
	Banco Santander SA	218,601,905	638,831
	Banco Bilbao Vizcaya Argentaria SA	86,102,671	451,802
[2]	Cellnex Telecom SA	7,861,757	366,439
*	Amadeus IT Group SA	5,505,883	345,015
	Telefonica SA	65,670,072	319,461
[1]	Industria de Diseno Textil SA	13,597,002	285,092
	Repsol SA	16,804,921	250,694
	CaixaBank SA	57,053,725	184,164
	Ferrovial SA	6,154,736	157,834
*,2	Aena SME SA	912,174	129,446
	Red Electrica Corp. SA	5,586,131	112,473
	Endesa SA	4,082,768	85,564
	ACS Actividades de Construccion y Servicios SA	2,819,661	72,198
[1]	Grifols SA	4,167,005	69,792
	Enagas SA	3,218,503	69,593
	Acciona SA	292,477	57,252
	Banco de Sabadell SA	72,880,961	56,561
[1]	Naturgy Energy Group SA	1,860,434	55,966
	Bankinter SA	8,862,338	52,154
	Merlin Properties Socimi SA	4,309,822	46,821
*	Siemens Gamesa Renewable Energy SA	2,896,284	46,134
	Fluidra SA	1,452,130	39,301
	Grifols SA Preference Shares Class B	3,502,683	38,022
	Inmobiliaria Colonial Socimi SA	4,481,636	37,267
	Acerinox SA	2,758,946	29,050
	Viscofan SA	516,700	28,524
	Mapfre SA	13,136,906	23,973
	Corp. ACCIONA Energias Renovables SA	646,062	23,883
		Shares	Market Value• ($000)
	Laboratorios Farmaceuticos Rovi SA	287,095	19,603
	Grupo Catalana Occidente SA	674,960	19,442
*	Solaria Energia y Medio Ambiente SA	779,058	17,288
	Ebro Foods SA	915,594	16,462
	Faes Farma SA	3,922,446	16,458
*	Indra Sistemas SA	1,598,745	16,292
[2]	Unicaja Banco SA	16,349,501	15,401
	Cia de Distribucion Integral Logista Holdings SA	828,733	15,270
	CIE Automotive SA	691,289	15,071
	Applus Services SA	1,858,682	14,500
	Sacyr SA	5,091,267	13,714
*	Pharma Mar SA	175,004	13,395
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	8,753,374	12,575
	Almirall SA	954,962	12,406
*	Melia Hotels International SA	1,398,536	11,566
	Corp. Financiera Alba SA	169,336	10,007
*	Mediaset Espana Comunicacion SA	1,996,489	8,934
	Prosegur Cia de Seguridad SA	3,375,298	6,986
	Construcciones y Auxiliar de Ferrocarriles SA	225,530	6,915
[2]	Gestamp Automocion SA	2,067,121	6,752
*,2	Neinor Homes SA	567,764	6,432
*	Ence Energia y Celulosa SA	1,637,563	6,134
[2]	Global Dominion Access SA	1,403,251	5,802
[2]	Aedas Homes SA	241,004	5,638
	Lar Espana Real Estate Socimi SA	971,527	5,092
	Fomento de Construcciones y Contratas SA	433,608	4,954
	Atresmedia Corp. de Medios de Comunicacion SA	1,133,031	4,334
[2]	Prosegur Cash SA	4,598,916	3,410
*,1	Tecnicas Reunidas SA	403,858	3,344
*	Distribuidora Internacional de Alimentacion SA	198,625,509	2,720

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,1	NH Hotel Group SA	261,569	974
	Banco Santander SA (XMEX)	4	—
*,1,3	Let's GOWEX SA	155,449	—
			5,282,026
Sweden (2.3%)
	Investor AB Class B	24,942,334	479,963
	Atlas Copco AB Class A	8,115,389	367,926
[1]	Volvo AB Class B	21,114,631	336,851
*	Hexagon AB Class B	24,259,946	313,024
	Telefonaktiebolaget LM Ericsson Class B	39,183,887	312,579
	Assa Abloy AB Class B	11,879,819	300,229
	Sandvik AB	13,937,648	263,816
[2]	Evolution AB	2,088,706	214,298
	Skandinaviska Enskilda Banken AB Class A	18,772,417	210,516
	Essity AB Class B	7,880,269	207,810
	Swedbank AB Class A	12,979,591	205,327
	Atlas Copco AB Class B	4,946,528	195,773
	Svenska Handelsbanken AB Class A	19,028,314	191,926
	Epiroc AB Class A	8,118,770	164,592
	Swedish Match AB	19,987,904	159,199
	Svenska Cellulosa AB SCA Class B	7,957,271	153,995
	Boliden AB	3,544,188	153,680
	Nibe Industrier AB Class B	15,547,885	152,438
[1]	H & M Hennes & Mauritz AB Class B	11,348,217	142,864
	Telia Co. AB	33,162,544	137,645
	Investor AB Class A	5,600,706	116,979
	Alfa Laval AB	4,062,915	113,096
	EQT AB	3,676,760	104,059
	Lundin Energy AB	2,438,778	100,833
	Skanska AB Class B	4,648,876	88,804
	Tele2 AB Class B	6,464,235	85,679
	Indutrade AB	3,631,467	85,658
	Getinge AB Class B	2,908,486	84,136
	Epiroc AB Class B	4,821,204	84,110
	SKF AB Class B	4,949,769	80,843
		Shares	Market Value• ($000)
	Holmen AB Class B	1,247,217	72,088
	Industrivarden AB Class A	2,810,465	72,011
	Castellum AB	3,558,134	70,463
	Trelleborg AB Class B	3,133,613	68,731
*	Fastighets AB Balder Class B	1,327,992	65,825
*	Kinnevik AB Class B	3,342,789	65,427
*	Lifco AB Class B	2,973,413	62,369
	Industrivarden AB Class C	2,336,199	58,824
	Sagax AB Class B	2,234,051	57,068
	Husqvarna AB Class B	5,599,530	53,527
	Beijer Ref AB Class B	3,152,143	51,329
	Saab AB Class B	1,183,323	50,053
	Investment AB Latour Class B	1,884,311	49,920
*	Swedish Orphan Biovitrum AB	2,298,522	48,354
	Securitas AB Class B	3,987,910	47,084
[2]	Thule Group AB	1,352,548	46,916
	SSAB AB Class B	7,892,640	46,414
[1]	Electrolux AB Class B	2,963,105	45,189
	L E Lundbergforetagen AB Class B	956,986	44,755
	Samhallsbyggnadsbolaget i Norden AB Ordinary Shares	13,954,403	43,833
	AddTech AB Class B	2,437,584	43,000
	Fabege AB	3,405,281	41,334
	Avanza Bank Holding AB	1,601,516	40,553
	Axfood AB	1,350,824	39,974
	AAK AB	2,260,729	39,225
	Nordnet AB publ	2,211,628	38,360
	Sweco AB Class B	2,589,686	36,549
[2]	Dometic Group AB	4,128,356	35,356
	BillerudKorsnas AB	2,273,991	35,091
*	Nordic Entertainment Group AB Class B	980,506	32,199
*,1,2	Sinch AB	7,162,063	31,652
[1]	Elekta AB Class B	4,665,342	31,422
	AddLife AB Class B	1,421,476	31,408
	Wihlborgs Fastigheter AB	1,733,306	30,051
	Hexpol AB	3,226,596	27,704

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,2	Bravida Holding AB	2,657,077	27,239
	Nyfosa AB	2,422,630	26,701
	Peab AB Class B	2,600,860	24,847
	Wallenstam AB Class B	2,209,471	24,429
*	Intrum AB	1,006,923	24,340
	Loomis AB Class B	961,025	23,945
	SSAB AB Class A	3,705,050	23,531
	Arjo AB Class B	2,916,372	21,893
	Vitrolife AB	848,726	21,823
	JM AB	922,799	21,312
	AFRY AB	1,285,178	21,305
*	Sectra AB Class B	1,681,577	21,214
	Hexatronic Group AB	500,064	21,157
	Lindab International AB	890,684	20,774
	MIPS AB	282,324	20,051
	Instalco AB	3,147,901	19,428
*	Corem Property Group AB Class B	8,922,448	18,892
	Catena AB	360,638	18,827
	Hufvudstaden AB Class A	1,450,019	18,788
	Volvo AB Class A	1,100,712	18,096
	Biotage AB	844,656	17,497
	Bure Equity AB	719,883	16,976
	Electrolux Professional AB Class B	2,961,015	16,597
*	Pandox AB Class B	1,177,941	16,412
	Nolato AB Class B	2,310,229	15,990
	NCC AB Class B	1,289,625	15,979
	Vitec Software Group AB Class B	315,514	15,899
	AddNode Group AB Class B	375,618	15,879
	Mycronic AB	894,842	15,649
	HMS Networks AB	369,565	15,126
*	Modern Times Group MTG AB Class B	1,390,760	14,708
	Bilia AB Class A	1,001,268	13,886
	Ratos AB Class B	2,584,695	13,187
*	Sdiptech AB Class B	374,882	13,129
	Cibus Nordic Real Estate AB	565,623	13,081
	Bufab AB	377,404	12,521
	Medicover AB Class B	741,462	12,277
*	Cint Group AB	1,485,899	12,153
	Beijer Alma AB	565,118	11,756
		Shares	Market Value• ($000)
*	Stillfront Group AB	5,699,950	11,512
	Granges AB	1,380,281	11,336
	Dios Fastigheter AB	1,151,962	10,286
	NP3 Fastigheter AB	364,838	10,139
	Atrium Ljungberg AB Class B	615,695	10,068
	Troax Group AB	439,837	9,769
*	Betsson AB Class B	1,568,136	9,633
	SkiStar AB	493,440	9,606
	Concentric AB	483,058	9,434
*,1,2	Boozt AB	835,935	8,778
[2]	Munters Group AB	1,402,951	8,381
	Svenska Handelsbanken AB Class B	640,764	7,233
*,1	BHG Group AB	1,040,829	7,166
*	Movida Participacoes SA	1,815,992	6,667
*,1,2	Scandic Hotels Group AB	1,729,446	6,656
	Platzer Fastigheter Holding AB Class B	651,524	6,617
*	Cary Group AB	881,810	6,616
*	INVISIO AB	371,420	6,583
*	Mekonomen AB	541,631	6,242
	Cloetta AB Class B	2,437,632	6,160
*	Nobia AB	1,499,261	5,884
	Systemair AB	912,910	5,798
	Clas Ohlson AB Class B	488,300	5,544
[2]	Resurs Holding AB	1,858,969	5,407
*	VNV Global AB	1,236,975	5,159
	Investment AB Oresund	422,877	5,057
*	Hemnet Group AB	400,838	5,000
	Sagax AB	1,586,122	4,879
*,1	SAS AB	46,521,397	4,823
	Bonava AB Class B	990,166	4,807
	Corem Property Group AB Preference Shares	138,518	4,339
*,1	BICO Group AB Class B	408,759	4,099
*	Collector AB	923,156	4,027
[1]	Samhallsbyggnadsbolaget i Norden AB	1,494,321	3,920
	Volati AB	241,076	3,386
*,2	Attendo AB	1,245,030	3,367
	Fagerhult AB	657,478	3,300
*	Camurus AB	191,857	3,160
*,1	Hansa Biopharma AB	561,532	3,105

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Telefonaktiebolaget LM Ericsson Class A	295,907	2,503
*	Solid Forsakring AB	215,655	1,047
	Skandinaviska Enskilda Banken AB Class C	64,077	781
	NCC AB Class A	33,477	447
	Bonava AB	73,624	367
	Svenska Cellulosa AB SCA Class A	2,397	47
*,3	OW Bunker A/S	129,331	—
			8,239,135
Switzerland (5.7%)
	Nestle SA (Registered)	35,608,807	4,596,886
	Roche Holding AG	9,092,650	3,371,682
	Novartis AG (Registered)	27,129,336	2,397,401
	Zurich Insurance Group AG	1,918,467	873,420
	Cie Financiere Richemont SA (Registered)	6,610,789	768,112
	ABB Ltd. (Registered)	21,205,788	636,215
	Sika AG (Registered)	1,977,579	604,068
	Lonza Group AG (Registered)	958,163	564,966
	Givaudan SA (Registered)	119,279	474,077
	Alcon Inc.	5,935,016	423,765
	Partners Group Holding AG	289,920	307,169
	Swiss Re AG	3,731,467	306,006
*	Holcim AG	5,689,652	278,199
	Geberit AG (Registered)	452,262	257,913
	Sonova Holding AG (Registered)	686,699	247,642
	Swiss Life Holding AG (Registered)	401,489	234,757
	Credit Suisse Group AG (Registered)	33,304,471	226,048
	SGS SA (Registered)	75,951	195,158
[1]	Swisscom AG (Registered)	328,439	194,206
	Kuehne + Nagel International AG (Registered)	648,391	181,385
	Chocoladefabriken Lindt & Spruengli AG (Registered)	1,368	162,187
		Shares	Market Value• ($000)
	Straumann Holding AG (Registered)	1,309,871	154,423
	Chocoladefabriken Lindt & Spruengli AG	13,281	148,946
	Roche Holding AG (Bearer)	350,228	140,703
	Julius Baer Group Ltd.	2,769,795	132,363
	Logitech International SA (Registered)	1,891,849	123,119
*	Vifor Pharma AG	682,074	120,487
	Barry Callebaut AG (Registered)	46,158	106,235
[2]	VAT Group AG	332,057	102,709
	Schindler Holding AG	530,667	101,955
	Baloise Holding AG (Registered)	579,350	100,773
	Swatch Group AG	388,937	99,818
	Swiss Prime Site AG (Registered)	976,212	95,419
	EMS-Chemie Holding AG (Registered)	91,511	81,639
	Adecco Group AG (Registered)	2,041,720	78,790
	Temenos AG (Registered)	777,274	78,463
	PSP Swiss Property AG (Registered)	556,970	70,196
*	Holcim AG (XPAR)	1,401,544	69,014
	Belimo Holding AG (Registered)	119,070	58,847
	Georg Fischer AG (Registered)	1,069,040	58,017
	Helvetia Holding AG (Registered)	448,930	57,691
*	Clariant AG (Registered)	2,916,404	49,793
	Tecan Group AG (Registered)	163,656	49,182
	Schindler Holding AG (Registered)	242,182	46,493
[2]	Galenica AG	629,331	46,342
*	Flughafen Zurich AG (Registered)	245,594	41,530
	DKSH Holding AG	463,426	39,792
*	ams-OSRAM AG	3,198,892	39,133
*	Siegfried Holding AG (Registered)	52,483	38,047
	Allreal Holding AG (Registered)	191,883	36,194

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Bachem Holding AG (Registered) Class B	80,340	35,056
*	Dufry AG (Registered)	802,752	31,951
	Banque Cantonale Vaudoise (Registered)	363,778	30,744
	Daetwyler Holding AG	95,450	30,690
	Bucher Industries AG (Registered)	83,701	30,177
	BKW AG	233,578	28,434
	SFS Group AG	219,568	27,497
	Cembra Money Bank AG	379,142	27,357
*,1	Idorsia Ltd.	1,544,289	26,359
[1]	Mobimo Holding AG (Registered)	92,059	26,328
	Vontobel Holding AG (Registered)	358,659	26,231
	Emmi AG (Registered)	25,189	24,966
[1]	Stadler Rail AG	683,530	24,834
	Swatch Group AG (Registered)	490,611	24,204
	Inficon Holding AG (Registered)	25,198	22,942
	Interroll Holding AG (Registered)	7,067	21,423
	Comet Holding AG (Registered)	96,547	20,871
	Burckhardt Compression Holding AG	40,773	20,801
	Huber + Suhner AG (Registered)	236,958	20,782
	Valiant Holding AG (Registered)	206,225	20,599
	Forbo Holding AG (Registered)	13,618	19,935
	Swissquote Group Holding SA (Registered)	113,597	18,463
	dormakaba Holding AG	39,698	18,426
*	Landis+Gyr Group AG	321,056	17,918
*	Softwareone Holding AG	1,306,906	17,670
	OC Oerlikon Corp. AG (Registered)	2,462,120	17,557
*,1	Dottikon Es Holding AG (Registered)	57,425	17,322
	Sulzer AG (Registered)	226,387	16,963
		Shares	Market Value• ($000)
*,2	PolyPeptide Group AG	191,017	16,716
*,1	Meyer Burger Technology AG	34,284,984	16,246
*,2	Sensirion Holding AG	133,232	15,979
	St. Galler Kantonalbank AG (Registered)	32,391	15,621
	Kardex Holding AG (Registered)	77,065	14,666
	Bystronic AG	16,666	13,831
	LEM Holding SA (Registered)	5,703	13,138
[1]	Schweiter Technologies AG	12,296	12,371
[1]	Komax Holding AG (Registered)	46,446	12,200
*	Zur Rose Group AG	97,702	11,991
[1]	Vifor Pharma AG	65,513	11,684
	VZ Holding AG	156,069	11,615
*,1	Aryzta AG	12,136,607	11,301
[2]	Medmix AG	316,559	10,631
	Arbonia AG	579,422	10,318
	Leonteq AG	144,537	9,833
*,2	Medacta Group SA	79,874	9,100
	Zehnder Group AG	116,092	9,078
*	ALSO Holding AG (Registered)	37,586	8,499
*	IRB Brasil Resseguros SA	15,114,047	8,468
	Bobst Group SA (Registered)	99,366	8,381
	Intershop Holding AG	12,336	8,033
	Valora Holding AG (Registered)	48,336	7,903
	Bossard Holding AG (Registered) Class A	34,708	7,514
*,1	COSMO Pharmaceuticals NV	125,474	7,176
*	u-blox Holding AG	85,941	7,140
	Vetropack Holding AG (Registered) Class A	173,030	7,119
*	EFG International AG	844,932	6,369
*,1,2	Medartis Holding AG	57,312	6,034
	Bell Food Group AG (Registered)	20,017	5,441
	Ypsomed Holding AG (Registered)	37,453	5,352

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,1	Basilea Pharmaceutica AG (Registered)	155,160	5,186
	Rieter Holding AG (Registered)	37,336	5,075
[1]	Autoneum Holding AG	40,583	4,800
*	Implenia AG (Registered)	201,756	4,562
*,2	Montana Aerospace AG	247,812	3,778
	Ascom Holding AG (Registered)	425,921	3,768
	VP Bank AG Class A	34,189	3,422
*	Hiag Immobilien Holding AG	30,264	3,144
*	Swiss Steel Holding AG	9,189,760	2,608
*	APG SGA SA	9,104	1,734
*,1	Mobimo Holding AG Rights Exp. 5/3/22	20,331	71
			20,691,771
Taiwan (4.6%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	311,020,748	5,624,082
	Hon Hai Precision Industry Co. Ltd.	154,354,135	528,830
	MediaTek Inc.	19,167,239	528,402
	Delta Electronics Inc.	28,001,649	233,746
	CTBC Financial Holding Co. Ltd.	234,939,922	231,091
	Fubon Financial Holding Co. Ltd.	90,936,691	228,334
	Cathay Financial Holding Co. Ltd.	107,015,283	225,006
	Formosa Plastics Corp.	63,049,724	224,145
	United Microelectronics Corp.	140,449,905	223,117
	Nan Ya Plastics Corp.	73,089,133	213,536
	Chunghwa Telecom Co. Ltd.	45,138,198	200,096
	Mega Financial Holding Co. Ltd.	140,714,675	197,818
	China Steel Corp.	159,650,247	193,395
	E.Sun Financial Holding Co. Ltd.	164,153,243	187,483
	Evergreen Marine Corp. Taiwan Ltd.	34,199,779	164,396
	Uni-President Enterprises Corp.	62,337,979	144,226
		Shares	Market Value• ($000)
	ASE Technology Holding Co. Ltd.	44,463,461	141,855
	Chailease Holding Co. Ltd.	17,228,636	136,913
	Yuanta Financial Holding Co. Ltd.	150,203,008	132,208
	China Development Financial Holding Corp.	208,422,115	125,687
	First Financial Holding Co. Ltd.	132,559,494	124,490
	Taiwan Cooperative Financial Holding Co. Ltd.	127,185,138	122,304
	Formosa Chemicals & Fibre Corp.	44,360,437	119,470
	Unimicron Technology Corp.	16,297,661	114,314
	Asustek Computer Inc.	9,148,511	110,041
	Taiwan Cement Corp.	70,315,206	109,155
	Hua Nan Financial Holdings Co. Ltd.	127,900,718	102,289
	Novatek Microelectronics Corp.	7,397,121	97,853
	Quanta Computer Inc.	34,499,648	97,169
	Taishin Financial Holding Co. Ltd.	140,358,792	91,810
	SinoPac Financial Holdings Co. Ltd.	136,066,200	83,793
	Realtek Semiconductor Corp.	6,129,988	83,181
	Hotai Motor Co. Ltd.	4,123,625	80,415
	Yageo Corp.	5,942,583	80,210
	Taiwan Mobile Co. Ltd.	21,290,541	78,219
	Largan Precision Co. Ltd.	1,326,346	75,267
	Silergy Corp.	804,661	71,641
	Shanghai Commercial & Savings Bank Ltd.	42,638,560	70,339
	President Chain Store Corp.	7,281,379	67,372
	Advantech Co. Ltd.	5,343,894	66,428
	E Ink Holdings Inc.	11,524,378	65,888
*	Yang Ming Marine Transport Corp.	15,511,962	64,715
	Pegatron Corp.	26,441,541	62,643

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Walsin Lihwa Corp.	41,288,176	61,526
	Lite-On Technology Corp.	27,573,809	60,414
	Far EasTone Telecommunications Co. Ltd.	20,790,902	58,417
	Formosa Petrochemical Corp.	17,789,003	54,866
	Shin Kong Financial Holding Co. Ltd.	165,150,405	54,609
	Airtac International Group	2,011,008	54,575
	Accton Technology Corp.	6,873,436	53,612
	Chang Hwa Commercial Bank Ltd.	85,309,035	53,333
	Ruentex Development Co. Ltd.	20,321,183	53,186
	Far Eastern New Century Corp.	51,406,493	52,111
	Asia Cement Corp.	31,945,955	51,913
	Wan Hai Lines Ltd.	10,416,239	50,490
	Globalwafers Co. Ltd.	2,773,436	48,334
	Catcher Technology Co. Ltd.	9,562,062	46,790
	AU Optronics Corp.	81,660,874	46,644
	Synnex Technology International Corp.	17,731,184	46,149
	Parade Technologies Ltd.	910,732	43,311
	Eclat Textile Co. Ltd.	2,579,128	42,320
	Vanguard International Semiconductor Corp.	11,672,461	41,070
	Wiwynn Corp.	1,181,000	40,385
	Compal Electronics Inc.	53,663,652	40,268
	ASPEED Technology Inc.	438,873	38,548
	eMemory Technology Inc.	909,253	38,213
*	Eva Airways Corp.	31,460,943	36,960
	Feng TAY Enterprise Co. Ltd.	5,734,873	36,922
	Pou Chen Corp.	35,359,366	36,874
		Shares	Market Value• ($000)
	Nan Ya Printed Circuit Board Corp.	2,752,556	36,561
	Wistron Corp.	37,636,524	36,259
	Micro-Star International Co. Ltd.	8,877,460	35,848
	WPG Holdings Ltd.	19,280,420	35,371
	Acer Inc.	37,354,771	34,656
	Sino-American Silicon Products Inc.	6,893,540	34,311
	Winbond Electronics Corp.	37,918,469	34,234
	Win Semiconductors Corp.	5,246,163	34,146
	Inventec Corp.	39,827,836	34,025
*	China Airlines Ltd.	35,318,442	32,437
	Giant Manufacturing Co. Ltd.	3,875,958	32,405
*	Tatung Co. Ltd.	28,804,778	32,388
*	TA Chen Stainless Pipe	20,113,537	29,748
	Innolux Corp.	65,283,515	29,728
	Macronix International Co. Ltd.	23,304,546	29,653
	Zhen Ding Technology Holding Ltd.	8,261,214	29,251
	Powertech Technology Inc.	9,262,231	29,103
	Foxconn Technology Co. Ltd.	14,541,233	28,813
	Voltronic Power Technology Corp.	657,425	28,763
	Taiwan Business Bank	66,895,759	28,680
	Chroma ATE Inc.	5,076,121	28,218
	Elite Material Co. Ltd.	3,800,298	28,102
	Ruentex Industries Ltd.	7,176,681	27,636
	Cheng Shin Rubber Industry Co. Ltd.	23,997,063	27,044
	Tripod Technology Corp.	6,461,270	26,941
	Teco Electric & Machinery Co. Ltd.	25,496,034	26,776
	Hiwin Technologies Corp.	3,585,528	26,551
	Phison Electronics Corp.	2,046,894	26,383

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Walsin Technology Corp.	6,363,615	26,008
	Taiwan High Speed Rail Corp.	27,446,487	26,003
	Merida Industry Co. Ltd.	3,191,004	25,949
	Alchip Technologies Ltd.	884,520	25,912
	Lien Hwa Industrial Holdings Corp.	13,272,642	25,141
*	Oneness Biotech Co. Ltd.	3,835,000	25,131
	Taiwan Fertilizer Co. Ltd.	9,673,225	24,348
	ASMedia Technology Inc.	509,775	23,993
	Faraday Technology Corp.	2,752,786	23,493
	Sinbon Electronics Co. Ltd.	2,663,391	23,394
	Nanya Technology Corp.	10,684,186	23,379
	Gigabyte Technology Co. Ltd.	6,309,160	22,635
*	Chicony Electronics Co. Ltd.	8,019,280	22,307
	Lotes Co. Ltd.	911,897	22,301
	Simplo Technology Co. Ltd.	2,261,139	22,220
	Compeq Manufacturing Co. Ltd.	14,393,494	21,963
	Highwealth Construction Corp.	13,400,803	21,238
	Taichung Commercial Bank Co. Ltd.	41,438,976	20,874
	Radiant Opto-Electronics Corp.	5,857,517	20,196
	IBF Financial Holdings Co. Ltd.	37,076,105	20,107
	King Yuan Electronics Co. Ltd.	14,733,721	19,951
	Kinsus Interconnect Technology Corp.	3,456,758	19,487
	Wisdom Marine Lines Co. Ltd.	6,319,487	19,446
	Qisda Corp.	18,240,660	19,381
	Chipbond Technology Corp.	8,498,255	19,109
		Shares	Market Value• ($000)
	Nien Made Enterprise Co. Ltd.	1,810,202	19,066
	Elan Microelectronics Corp.	3,736,344	18,847
	AU Optronics Corp. ADR	3,310,446	18,836
	Yulon Finance Corp.	2,401,965	18,685
*	China Petrochemical Development Corp.	46,897,204	18,564
	Bizlink Holding Inc.	1,822,556	18,238
	YFY Inc.	17,219,047	18,138
	ITEQ Corp.	4,989,177	17,495
	Eternal Materials Co. Ltd.	13,248,248	16,982
	Chunghwa Telecom Co. Ltd. ADR	385,097	16,875
	King's Town Bank Co. Ltd.	12,608,696	16,643
	Tung Ho Steel Enterprise Corp.	7,830,069	16,613
	Makalot Industrial Co. Ltd.	2,677,187	16,469
	Taiwan Glass Industry Corp.	21,715,615	16,322
*	ENNOSTAR Inc.	8,206,740	16,075
*	Medigen Vaccine Biologics Corp.	1,893,606	15,985
	Great Wall Enterprise Co. Ltd.	8,907,100	15,879
[1]	United Microelectronics Corp. ADR	1,977,565	15,741
	momo.com Inc.	593,841	15,676
	Tong Hsing Electronic Industries Ltd.	2,014,876	15,640
	Global Unichip Corp.	1,126,525	15,427
	International Games System Co. Ltd.	623,763	15,315
*	HTC Corp.	9,249,079	14,530
	Feng Hsin Steel Co. Ltd.	5,121,000	14,419
	Goldsun Building Materials Co. Ltd.	14,661,982	14,400
	CTCI Corp.	9,024,642	14,208
	Cheng Loong Corp.	12,583,761	14,193
	Jentech Precision Industrial Co. Ltd.	1,098,948	13,879

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Capital Securities Corp.	26,217,508	13,834
	Chung Hung Steel Corp.	10,951,000	13,816
*	Episil Technologies Inc.	3,949,875	13,641
	Genius Electronic Optical Co. Ltd.	1,071,565	13,489
	Shinkong Synthetic Fibers Corp.	19,824,312	13,176
	Taiwan Surface Mounting Technology Corp.	3,755,113	13,172
	HannStar Display Corp.	29,982,793	13,163
	Elite Semiconductor Microelectronics Technology Inc.	3,206,717	13,159
*	FLEXium Interconnect Inc.	4,228,334	13,118
	AP Memory Technology Corp.	1,546,146	12,726
	Formosa Taffeta Co. Ltd.	13,865,498	12,721
	United Integrated Services Co. Ltd.	2,093,603	12,662
	Pan Jit International Inc.	5,033,398	12,637
	ChipMOS Technologies Inc.	8,010,348	12,460
	WT Microelectronics Co. Ltd.	5,096,486	12,283
	Gold Circuit Electronics Ltd.	4,408,941	12,151
*	United Renewable Energy Co. Ltd.	16,818,408	12,132
	Wafer Works Corp.	6,647,312	11,969
	Topco Scientific Co. Ltd.	2,123,260	11,954
	U-Ming Marine Transport Corp.	5,521,610	11,866
	Nan Kang Rubber Tire Co. Ltd.	9,059,745	11,784
*	Yieh Phui Enterprise Co. Ltd.	16,370,938	11,626
	USI Corp.	11,903,641	11,584
	Mitac Holdings Corp.	12,399,570	11,584
	Asia Vital Components Co. Ltd.	3,316,644	11,468
	Far Eastern International Bank	28,223,255	11,414
		Shares	Market Value• ($000)
	Fitipower Integrated Technology Inc.	1,956,648	11,333
	King Slide Works Co. Ltd.	842,930	11,250
	Poya International Co. Ltd.	1,037,288	11,029
	Sitronix Technology Corp.	1,283,567	11,009
	Taiwan Secom Co. Ltd.	2,946,466	10,891
	TXC Corp.	3,554,090	10,814
	Sigurd Microelectronics Corp.	5,686,585	10,777
	Standard Foods Corp.	6,083,849	10,372
	Grand Pacific Petrochemical	11,818,283	10,317
	Tainan Spinning Co. Ltd.	14,968,940	10,317
	Chung-Hsin Electric & Machinery Manufacturing Corp.	5,622,593	10,298
*	Microbio Co. Ltd.	5,267,304	10,277
	Fusheng Precision Co. Ltd.	1,389,000	10,222
	Yulon Motor Co. Ltd.	7,606,574	10,125
	TSRC Corp.	9,328,009	10,088
	Wistron NeWeb Corp.	3,921,164	10,082
	Nuvoton Technology Corp.	2,102,000	10,082
	Huaku Development Co. Ltd.	3,182,856	9,941
	Advanced Energy Solution Holding Co. Ltd.	325,450	9,917
	XinTec Inc.	2,098,714	9,605
	Solar Applied Materials Technology Corp.	5,805,689	9,540
	Greatek Electronics Inc.	4,081,961	9,494
	Taiwan Hon Chuan Enterprise Co. Ltd.	3,689,133	9,397
	Far Eastern Department Stores Ltd.	13,347,887	9,390
	Ardentec Corp.	6,434,391	9,351
	FocalTech Systems Co. Ltd.	2,421,403	9,309
	Center Laboratories Inc.	4,359,652	9,297

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Coretronic Corp.	4,849,212	9,242
	Century Iron & Steel Industrial Co. Ltd.	2,150,000	9,198
	International CSRC Investment Holdings Co.	11,535,159	9,048
	Transcend Information Inc.	3,771,325	9,044
*	Arcadyan Technology Corp.	2,115,082	9,024
*	Supreme Electronics Co. Ltd.	5,801,259	8,990
	SDI Corp.	2,044,876	8,914
	Nantex Industry Co. Ltd.	4,778,409	8,842
	Hotai Finance Co. Ltd.	2,272,000	8,543
	Kenda Rubber Industrial Co. Ltd.	7,984,000	8,485
	Taiwan Union Technology Corp.	3,255,239	8,406
	General Interface Solution Holding Ltd.	2,711,276	8,339
	Sercomm Corp.	2,995,250	8,337
	TaiDoc Technology Corp.	843,645	8,281
	Wah Lee Industrial Corp.	2,365,768	8,279
	Farglory Land Development Co. Ltd.	3,640,158	8,274
	Charoen Pokphand Enterprise	2,989,431	8,206
	O-Bank Co. Ltd.	25,544,547	8,198
	Shiny Chemical Industrial Co. Ltd.	1,181,000	8,187
	Kinpo Electronics	17,258,193	8,168
	Primax Electronics Ltd.	4,322,882	8,088
	Clevo Co.	7,058,551	8,065
	Everlight Electronics Co. Ltd.	5,511,687	7,975
	Taiwan Semiconductor Co. Ltd.	3,091,342	7,924
	Longchen Paper & Packaging Co. Ltd.	11,728,331	7,909
	China Steel Chemical Corp.	2,048,245	7,889
	Evergreen International Storage & Transport Corp.	6,521,793	7,848
		Shares	Market Value• ($000)
	Hota Industrial Manufacturing Co. Ltd.	3,074,801	7,827
	TCI Co. Ltd.	1,355,788	7,769
*	EirGenix Inc.	2,585,277	7,731
	Fulgent Sun International Holding Co. Ltd.	1,481,744	7,699
	Apex International Co. Ltd.	2,406,000	7,644
	Getac Holdings Corp.	4,874,752	7,578
	Taiwan Paiho Ltd.	3,334,592	7,526
*	TSEC Corp.	5,093,000	7,494
	Foxsemicon Integrated Technology Inc.	1,042,131	7,481
*	OBI Pharma Inc.	1,980,690	7,454
	Merry Electronics Co. Ltd.	2,675,063	7,391
	Via Technologies Inc.	4,521,909	7,350
	China Motor Corp.	3,644,222	7,226
	Cleanaway Co. Ltd.	1,062,359	7,190
	Grape King Bio Ltd.	1,476,683	7,177
	Pegavision Corp.	525,000	7,162
*	RDC Semiconductor Co. Ltd.	681,000	7,159
	President Securities Corp.	10,103,690	7,091
	ADATA Technology Co. Ltd.	2,988,467	7,033
	Hsin Kuang Steel Co. Ltd.	3,260,403	7,018
	Holy Stone Enterprise Co. Ltd.	1,819,126	6,982
	Visual Photonics Epitaxy Co. Ltd.	2,431,609	6,978
	Ta Ya Electric Wire & Cable	7,300,453	6,960
	OptoTech Corp.	5,043,266	6,952
	RichWave Technology Corp.	1,022,600	6,861
	Genesys Logic Inc.	1,045,000	6,804
*	Asia Optical Co. Inc.	2,858,519	6,764
	China General Plastics Corp.	6,020,597	6,735
	TTY Biopharm Co. Ltd.	2,655,457	6,707
	UPC Technology Corp.	12,067,277	6,694
*	Oriental Union Chemical Corp.	9,505,474	6,522

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Adimmune Corp.	4,704,575	6,479
	Tong Yang Industry Co. Ltd.	5,775,142	6,474
	Sanyang Motor Co. Ltd.	6,825,689	6,430
	Chang Wah Electromaterials Inc.	5,434,000	6,427
	Sunny Friend Environmental Technology Co. Ltd.	842,798	6,425
	Kinik Co.	1,489,479	6,405
	Asia Polymer Corp.	5,142,624	6,300
*	Etron Technology Inc.	3,059,651	6,204
	Sunplus Technology Co. Ltd.	5,587,752	6,147
	Global Mixed Mode Technology Inc.	916,342	6,116
	Pixart Imaging Inc.	1,538,804	5,982
	Chong Hong Construction Co. Ltd.	2,392,790	5,935
	Cheng Uei Precision Industry Co. Ltd.	5,170,595	5,932
	Holtek Semiconductor Inc.	1,903,952	5,912
	Silicon Integrated Systems Corp.	7,919,838	5,911
	Kindom Development Co. Ltd.	5,036,850	5,897
	Taiwan Mask Corp.	2,390,000	5,848
	BES Engineering Corp.	18,071,754	5,814
	Hannstar Board Corp.	4,438,657	5,738
	Innodisk Corp.	827,680	5,660
	Advanced Ceramic X Corp.	682,971	5,607
	Pan-International Industrial Corp.	5,040,613	5,602
	Test Research Inc.	2,409,878	5,597
	Taiwan PCB Techvest Co. Ltd.	3,381,549	5,565
	Universal Vision Biotechnology Co. Ltd.	660,000	5,533
	Nichidenbo Corp.	3,112,000	5,528
	Co-Tech Development Corp.	2,844,000	5,524
*	Mercuries Life Insurance Co. Ltd.	21,064,250	5,519
		Shares	Market Value• ($000)
	Gudeng Precision Industrial Co. Ltd.	772,054	5,511
	Formosa Sumco Technology Corp.	849,000	5,496
	St. Shine Optical Co. Ltd.	605,727	5,456
*	TaiMed Biologics Inc.	2,549,087	5,369
	ITE Technology Inc.	1,662,399	5,354
	Shin Zu Shing Co. Ltd.	1,889,166	5,338
	YC INOX Co. Ltd.	4,978,055	5,333
	TPK Holding Co. Ltd.	4,615,313	5,321
	Chang Wah Technology Co. Ltd.	1,755,000	5,303
	Ennoconn Corp.	793,996	5,240
	Advanced Wireless Semiconductor Co.	1,859,030	5,175
	Sonix Technology Co. Ltd.	2,033,316	5,162
*	Shihlin Paper Corp.	2,732,000	5,140
	China Man-Made Fiber Corp.	17,620,236	5,094
	Formosa International Hotels Corp.	872,756	5,090
	Ton Yi Industrial Corp.	9,530,324	5,083
	AURAS Technology Co. Ltd.	914,000	5,078
	Dynapack International Technology Corp.	1,876,479	5,075
	T3EX Global Holdings Corp.	1,283,000	5,041
*	Taiwan TEA Corp.	7,832,399	5,038
	AcBel Polytech Inc.	5,130,994	4,941
	Cathay Real Estate Development Co. Ltd.	7,694,505	4,792
	Lotus Pharmaceutical Co. Ltd.	1,216,189	4,728
	Andes Technology Corp.	483,000	4,710
*	Phihong Technology Co. Ltd.	3,645,679	4,708
	Anpec Electronics Corp.	750,000	4,693
	Cub Elecparts Inc.	1,008,865	4,668
*	CSBC Corp. Taiwan	6,601,860	4,665
	Gloria Material Technology Corp.	4,801,126	4,641

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Dimerco Express Corp.	1,326,453	4,605
	Weltrend Semiconductor	1,978,182	4,557
	Taiwan Cogeneration Corp.	3,501,754	4,534
	Chicony Power Technology Co. Ltd.	1,911,000	4,507
	Chin-Poon Industrial Co. Ltd.	4,428,799	4,462
	LandMark Optoelectronics Corp.	943,155	4,462
*	Unitech Printed Circuit Board Corp.	7,947,956	4,448
	Marketech International Corp.	1,045,000	4,441
	Chlitina Holding Ltd.	703,977	4,414
	Prince Housing & Development Corp.	10,474,870	4,412
*	Asia Pacific Telecom Co. Ltd.	17,196,002	4,400
	Systex Corp.	1,608,140	4,396
	Sporton International Inc.	714,132	4,390
	Federal Corp.	5,711,195	4,364
*	Career Technology MFG. Co. Ltd.	6,212,395	4,355
	Thinking Electronic Industrial Co. Ltd.	1,033,000	4,337
*	Unizyx Holding Corp.	4,546,555	4,321
	Ho Tung Chemical Corp.	12,421,141	4,238
	Darfon Electronics Corp.	2,655,164	4,228
	KMC Kuei Meng International Inc.	764,000	4,221
	Swancor Holding Co. Ltd.	935,426	4,179
	D-Link Corp.	7,312,584	4,161
*	CMC Magnetics Corp.	13,872,610	4,158
	Gemtek Technology Corp.	4,018,668	4,106
	AmTRAN Technology Co. Ltd.	8,388,029	4,079
	ASROCK Inc.	738,000	4,070
*	Orient Semiconductor Electronics Ltd.	6,328,208	4,055
		Shares	Market Value• ($000)
	Actron Technology Corp.	771,000	4,052
	Huang Hsiang Construction Corp.	2,133,571	3,992
	Tung Thih Electronic Co. Ltd.	782,118	3,966
*	Lealea Enterprise Co. Ltd.	10,975,771	3,958
	Everlight Chemical Industrial Corp.	5,142,329	3,904
	Soft-World International Corp.	1,363,372	3,888
	Hung Sheng Construction Ltd.	4,538,107	3,882
	Hu Lane Associate Inc.	1,120,482	3,879
	Wei Chuan Foods Corp.	5,095,507	3,866
	Lung Yen Life Service Corp.	2,372,221	3,851
	Fittech Co. Ltd.	723,890	3,850
	Chun Yuan Steel Industry Co. Ltd.	5,365,000	3,845
	China Metal Products	3,448,113	3,839
	Sincere Navigation Corp.	3,823,309	3,839
	Ultra Chip Inc.	878,000	3,805
	Advanced International Multitech Co. Ltd.	1,330,115	3,804
	Chunghwa Precision Test Tech Co. Ltd.	239,368	3,784
	Taiflex Scientific Co. Ltd.	2,552,994	3,777
	Sensortek Technology Corp.	330,000	3,713
	Amazing Microelectronic Corp.	841,000	3,688
	Mercuries & Associates Holding Ltd.	5,257,546	3,631
	ScinoPharm Taiwan Ltd.	4,340,946	3,596
	Motech Industries Inc.	3,450,214	3,564
*	91APP Inc.	815,931	3,556
*	First Steamship Co. Ltd.	9,563,441	3,528
	Taiwan Styrene Monomer	6,364,977	3,487
	Kaimei Electronic Corp.	1,584,000	3,475

Total International Stock Index Fund
		Shares	Market Value• ($000)
	CyberTAN Technology Inc.	4,608,006	3,447
	Xxentria Technology Materials Corp.	1,544,444	3,441
	VIA Labs Inc.	339,000	3,356
	Continental Holdings Corp.	3,700,000	3,336
	Alpha Networks Inc.	3,443,750	3,324
	Gamania Digital Entertainment Co. Ltd.	1,543,424	3,322
	Sunonwealth Electric Machine Industry Co. Ltd.	2,575,000	3,316
	Altek Corp.	2,676,823	3,310
*	Chung Hwa Pulp Corp.	5,136,818	3,296
	Dynamic Electronics Co. Ltd.	4,559,365	3,250
	Gourmet Master Co. Ltd.	1,044,237	3,249
	Global Brands Manufacture Ltd.	2,934,799	3,209
	Jih Sun Financial Holdings Co. Ltd.	7,527,796	3,164
	PharmaEngine Inc.	1,071,477	3,155
*	Lingsen Precision Industries Ltd.	4,474,421	3,145
	Sampo Corp.	2,982,497	3,124
	PChome Online Inc.	1,180,661	3,113
	Egis Technology Inc.	822,582	3,051
	Chief Telecom Inc.	309,000	2,981
	Wowprime Corp.	775,817	2,907
	YungShin Global Holding Corp.	1,930,434	2,807
	Radium Life Tech Co. Ltd.	8,145,715	2,759
	Run Long Construction Co. Ltd.	1,341,986	2,756
	Quanta Storage Inc.	2,042,136	2,723
	TA-I Technology Co. Ltd.	1,490,535	2,718
	Speed Tech Corp.	1,513,000	2,672
	Tyntek Corp.	3,669,095	2,667
	HannsTouch Solution Inc.	6,761,304	2,647
	Elite Advanced Laser Corp.	1,811,862	2,645
	Johnson Health Tech Co. Ltd.	1,351,092	2,636
	Machvision Inc.	426,775	2,630
		Shares	Market Value• ($000)
	Chia Hsin Cement Corp.	3,883,000	2,603
	Posiflex Technology Inc.	644,612	2,571
*	Gigastorage Corp.	3,421,817	2,538
*	Adlink Technology Inc.	1,307,484	2,526
	Flytech Technology Co. Ltd.	1,020,785	2,514
	Syncmold Enterprise Corp.	1,052,099	2,501
	Topkey Corp.	593,000	2,491
*	Shining Building Business Co. Ltd.	7,324,769	2,479
	Bank of Kaohsiung Co. Ltd.	5,103,094	2,438
	Kung Long Batteries Industrial Co. Ltd.	521,932	2,430
	GeneReach Biotechnology Corp.	422,635	2,427
	Namchow Holdings Co. Ltd.	1,490,971	2,407
	Sinyi Realty Inc.	2,019,300	2,406
*	Ritek Corp.	7,845,658	2,364
	Taiwan Sakura Corp.	1,120,006	2,357
*	Medigen Biotechnology Corp.	1,297,797	2,356
*	Taigen Biopharmaceuticals Holdings Ltd.	4,042,526	2,355
	Shin Foong Specialty & Applied Materials Co. Ltd.	660,361	2,334
*	Savior Lifetec Corp.	3,540,851	2,287
	Zeng Hsing Industrial Co. Ltd.	484,619	2,272
	Depo Auto Parts Ind Co. Ltd.	1,169,025	2,271
	China Chemical & Pharmaceutical Co. Ltd.	2,754,766	2,264
	Yeong Guan Energy Technology Group Co. Ltd.	952,217	2,239
	Rexon Industrial Corp. Ltd.	1,678,000	2,238
*	Firich Enterprises Co. Ltd.	2,384,719	2,219
	WUS Printed Circuit Co. Ltd.	2,273,785	2,200

Total International Stock Index Fund
		Shares	Market Value• ($000)
	China Electric Manufacturing Corp.	3,583,227	2,181
*	Li Peng Enterprise Co. Ltd.	7,797,714	2,144
	KEE TAI Properties Co. Ltd.	5,074,979	2,103
	Aten International Co. Ltd.	749,480	2,050
	Gigasolar Materials Corp.	415,250	2,040
	Yulon Nissan Motor Co. Ltd.	241,842	2,037
*	Ability Enterprise Co. Ltd.	2,620,904	2,023
	Nidec Chaun-Choung Technology Corp.	491,645	1,978
	Formosan Rubber Group Inc.	2,625,306	1,974
	Elitegroup Computer Systems Co. Ltd.	3,126,479	1,970
	Kuo Toong International Co. Ltd.	2,541,809	1,837
	Bioteque Corp.	477,000	1,783
	Nan Liu Enterprise Co. Ltd.	556,000	1,781
	CHC Healthcare Group	1,144,222	1,762
	Rich Development Co. Ltd.	5,705,660	1,761
*,3	Pharmally International Holding Co. Ltd.	868,039	1,667
	IEI Integration Corp.	1,104,669	1,658
*	Darwin Precisions Corp.	4,662,570	1,656
	Ichia Technologies Inc.	3,112,439	1,633
	Kuo Yang Construction Co. Ltd.	2,350,000	1,597
	Sheng Yu Steel Co. Ltd.	1,405,000	1,591
	Dyaco International Inc.	1,140,000	1,585
*	ALI Corp.	1,800,362	1,583
*	Newmax Technology Co. Ltd.	1,553,000	1,582
*	Brogent Technologies Inc.	410,643	1,575
	Cyberlink Corp.	555,066	1,547
	Basso Industry Corp.	1,044,339	1,479
		Shares	Market Value• ($000)
*	AGV Products Corp.	3,744,983	1,473
*	Li Cheng Enterprise Co. Ltd.	1,732,420	1,463
	Iron Force Industrial Co. Ltd.	648,535	1,458
	Acter Group Corp. Ltd.	209,584	1,409
*	Zinwell Corp.	2,403,006	1,398
*	Roo Hsing Co. Ltd.	7,988,144	1,377
	Taiyen Biotech Co. Ltd.	1,165,580	1,356
	Test Rite International Co. Ltd.	1,776,671	1,312
*	Infortrend Technology Inc.	2,501,873	1,263
	Rechi Precision Co. Ltd.	2,143,896	1,248
	L&K Engineering Co. Ltd.	1,262,623	1,237
	TYC Brother Industrial Co. Ltd.	1,776,099	1,168
	Senao International Co. Ltd.	952,428	1,092
	Jess-Link Products Co. Ltd.	801,887	1,054
	FSP Technology Inc.	719,071	994
	Hong Pu Real Estate Development Co. Ltd.	1,346,931	947
*	Tong-Tai Machine & Tool Co. Ltd.	1,479,126	744
	Globe Union Industrial Corp.	1,603,001	667
	Toung Loong Textile Manufacturing	586,481	642
*	Ambassador Hotel	597,000	636
*,3	Unity Opto Technology Co. Ltd.	4,231,961	592
	Nan Pao Resins Chemical Co. Ltd.	44,672	184
*,3	Taiwan Land Development Corp.	448,935	41
*,3	Pihsiang Machinery Manufacturing Co. Ltd.	1,232,000	—
*,3	XPEC Entertainment Inc.	872,075	—
*,3	E-Ton Solar Tech Co. Ltd.	696,074	—

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,3	Green Energy Technology Inc.	2,817,405	—
*,3	Episil Technologies Inc. Rights Exp. 5/27/22	20,358	—
*,3	Medigen Vaccine Biologics Corp. Rights Exp. 5/10/22	49,673	—
			16,864,372
Thailand (0.8%)
	PTT PCL (Foreign)	188,481,659	204,847
	CP ALL PCL (Foreign)	77,664,600	146,432
	Siam Cement PCL (Foreign)	10,827,930	116,378
*	Airports of Thailand PCL (Foreign)	54,579,155	105,473
	Advanced Info Service PCL (Foreign)	14,725,437	92,065
	Kasikornbank PCL (Foreign)	19,393,935	85,851
	Bangkok Dusit Medical Services PCL (Foreign)	114,347,365	85,593
	PTT Exploration & Production PCL (Foreign)	17,717,756	77,522
	SCB X PCL (Foreign)	21,982,088	73,808
	Gulf Energy Development PCL (Foreign)	48,358,948	68,217
	Central Pattana PCL (Foreign)	35,406,430	62,088
*	Jasmine Technology Solution PCL (Foreign)	3,818,800	61,399
*	Minor International PCL (Foreign)	52,900,752	53,461
	Energy Absolute PCL (Foreign)	20,088,340	51,539
*	Central Retail Corp. PCL (Foreign)	42,852,693	48,969
	Charoen Pokphand Foods PCL (Foreign)	63,833,327	44,833
	Delta Electronics Thailand PCL (Foreign)	4,241,689	44,414
	PTT Global Chemical PCL (Foreign)	25,856,506	37,487
		Shares	Market Value• ($000)
	Intouch Holdings PCL (Foreign)	18,322,661	37,298
	Indorama Ventures PCL (Foreign)	28,018,552	36,691
	Krung Thai Bank PCL (Foreign)	82,316,611	36,290
	Bangkok Bank PCL (Foreign)	9,024,986	34,040
[1]	Banpu PCL (Foreign)	87,725,815	31,256
	Home Product Center PCL (Foreign)	67,404,174	29,305
	Land & Houses PCL (Foreign)	101,295,629	28,152
[1]	Krungthai Card PCL (Foreign)	16,558,535	27,681
	Digital Telecommunications Infrastructure Fund	61,952,565	25,473
	BTS Group Holdings PCL (Foreign)	95,929,045	25,082
	SCG Packaging PCL (Foreign)	15,587,400	24,974
	PTT Oil & Retail Business PCL (Foreign)	34,377,300	24,957
	Bangkok Expressway & Metro PCL (Foreign)	104,174,474	24,956
	Thai Oil PCL (Foreign)	13,890,584	22,728
	Thonburi Healthcare Group PCL (Foreign)	11,936,330	21,437
	Bumrungrad Hospital PCL (Foreign)	4,563,312	21,262
	Tisco Financial Group PCL (Foreign)	7,686,761	20,276
	JMT Network Services PCL (Foreign)	7,879,681	19,906
[1]	Mega Lifesciences PCL (Foreign)	13,836,745	19,679
	TMBThanachart Bank PCL (Foreign)	515,805,006	19,434
	True Corp. PCL (Foreign)	131,146,732	18,366
	Com7 PCL (Foreign)	15,035,782	18,165
	Electricity Generating PCL (Foreign)	3,665,145	17,733

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Thai Union Group PCL (Foreign)	35,947,965	17,679
	Kiatnakin Phatra Bank PCL (Foreign)	8,156,671	17,080
[1]	KCE Electronics PCL (Foreign)	9,498,700	16,864
	Osotspa PCL (Foreign)	16,565,160	16,799
	Siam Makro PCL (Foreign)	15,216,094	16,583
	Global Power Synergy PCL (Foreign)	8,586,993	16,550
	Jasmine Broadband Internet Infrastructure Fund	51,529,841	16,513
	Singer Thailand PCL (Foreign)	9,331,200	15,553
[1]	IRPC PCL (Foreign)	147,994,943	14,913
	Ngern Tid Lor PCL (Foreign)	13,789,353	14,721
	Bangchak Corp. PCL (Foreign)	14,702,835	14,294
	CPN Retail Growth Leasehold REIT	23,812,012	14,049
	Ratch Group PCL (Foreign)	10,918,334	14,003
	Asset World Corp. PCL (Foreign)	99,781,020	13,960
*,1	Esso Thailand PCL (Foreign)	51,253,846	13,897
	Jay Mart PCL (Foreign)	7,504,400	13,574
	Bangkok Commercial Asset Management PCL (Foreign)	23,403,343	13,051
	Srisawad Corp. PCL (Foreign)	8,368,410	13,003
*,1	Central Plaza Hotel PCL (Foreign)	9,599,873	12,957
[1]	Carabao Group PCL (Foreign)	4,047,285	12,868
[1]	Siam Global House PCL (Foreign)	20,307,537	12,864
	Muangthai Capital PCL (Foreign)	9,260,476	12,399
	Berli Jucker PCL (Foreign)	12,336,963	12,286
	Supalai PCL (Foreign)	17,667,981	11,260
	Thanachart Capital PCL (Foreign)	9,630,925	11,256
[1]	WHA Corp. PCL (Foreign)	113,614,738	11,079
		Shares	Market Value• ($000)
	Total Access Communication PCL (Foreign)	8,153,800	10,927
	VGI PCL (Foreign)	69,689,838	10,042
	Gunkul Engineering PCL (Foreign)	57,352,728	9,638
	AP Thailand PCL (Foreign)	27,764,645	9,524
	Hana Microelectronics PCL (Foreign)	7,355,110	9,515
*	Dhipaya Group Holdings PCL (Foreign)	4,981,200	9,355
	Sri Trang Gloves Thailand PCL (Foreign)	13,093,343	9,267
	Bangkok Chain Hospital PCL (Foreign)	14,436,127	9,039
	Dohome PCL (Foreign)	15,033,840	8,760
	Amata Corp. PCL (Foreign)	13,206,271	8,355
	B Grimm Power PCL (Foreign)	8,846,155	8,343
[1]	Sri Trang Agro-Industry PCL (Foreign)	11,319,782	8,304
	Chularat Hospital PCL (Foreign)	70,211,415	7,978
	Thailand Future Fund	32,148,915	7,909
*	CK Power PCL (Foreign)	49,527,145	7,840
	AEON Thana Sinsap Thailand PCL (Foreign)	1,352,527	7,556
[1]	CH Karnchang PCL (Foreign)	13,145,243	7,449
	BEC World PCL (Foreign)	14,132,124	6,348
*	STARK Corp. PCL (Foreign)	46,127,100	6,307
	TQM Corp. PCL (Foreign)	4,331,300	6,280
	Star Petroleum Refining PCL (Foreign)	17,969,209	5,615
	Sansiri PCL (Foreign)	165,373,611	5,606
*	Plan B Media PCL (Foreign)	23,528,899	5,363
	Bangkok Life Assurance PCL (Foreign)	4,107,580	5,268

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Sino-Thai Engineering & Construction PCL (Foreign)	13,904,642	5,237
	TTW PCL (Foreign)	16,167,145	5,193
	Thoresen Thai Agencies PCL (Foreign)	18,160,170	5,111
	IMPACT Growth REIT	10,316,486	5,072
[1]	TOA Paint Thailand PCL (Foreign)	5,962,418	5,029
	Tipco Asphalt PCL (Foreign)	9,870,264	4,690
	TPI Polene PCL (Foreign)	107,374,043	4,685
*	Jasmine International PCL (Foreign)	43,183,878	4,601
[1]	Kerry Express Thailand PCL (Foreign)	6,473,000	4,420
	Quality Houses PCL (Foreign)	67,350,088	4,393
	Thai Vegetable Oil PCL (Foreign)	4,620,391	4,349
	Siam City Cement PCL (Foreign)	965,449	4,276
	Workpoint Entertainment PCL (Foreign)	4,658,553	4,236
[1]	Precious Shipping PCL (Foreign)	7,557,452	4,178
	Major Cineplex Group PCL (Foreign)	6,800,679	4,064
*	BTS Rail Mass Transit Growth Infrastructure Fund	32,054,557	4,014
[1]	Super Energy Corp. PCL (Foreign)	152,719,066	3,882
	Bangkok Land PCL (Foreign)	129,515,195	3,774
[1]	PTG Energy PCL (Foreign)	8,263,777	3,434
	Bangkok Life Assurance PCL NVDR	2,538,325	3,256
[1]	Banpu Power PCL (Foreign)	6,863,437	3,256
	TPI Polene Power PCL (Foreign)	28,372,012	3,157
[1]	BCPG PCL (Foreign)	8,752,273	3,129
	Ratchthani Leasing PCL (Foreign)	24,276,994	3,090
*	MBK PCL (Foreign)	7,312,805	2,761
		Shares	Market Value• ($000)
*	Italian-Thai Development PCL (Foreign)	45,726,183	2,653
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	10,095,586	2,624
	Origin Property PCL (Foreign)	8,151,381	2,595
[1]	GFPT PCL (Foreign)	6,327,295	2,578
	Pruksa Holding PCL (Foreign)	6,478,484	2,499
*	Pruksa Real Estate PCL (Foreign)	7,721,100	2,249
*	Bangkok Airways PCL (Foreign)	6,876,393	2,230
	Thaifoods Group PCL (Foreign)	18,093,804	2,217
*	U City plc (Foreign)	44,217,565	2,204
	MK Restaurants Group PCL (Foreign)	1,327,640	2,121
	Thaicom PCL (Foreign)	7,148,478	1,991
	SPCG PCL (Foreign)	3,273,834	1,602
[1]	Taokaenoi Food & Marketing PCL (Foreign)	7,071,393	1,591
	WHA Premium Growth Freehold & Leasehold REIT	4,801,075	1,524
[1]	LPN Development PCL (Foreign)	10,328,989	1,384
*,1,3	Thai Airways International PCL (Foreign)	13,550,615	1,314
*	Samart Corp. PCL (Foreign)	5,775,730	1,041
*	Unique Engineering & Construction PCL (Foreign)	6,186,075	917
	Univentures PCL (Foreign)	4,087,637	352
*	MBK PCL Warrants Exp. 10/25/22	295,492	86
*,3	Inter Far East Energy Corp.	5,655,044	58
*	TMBThanachart Bank PCL Warrants Exp. 5/10/25	5,153,478	53

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	BCPG PCL Warrants Exp. 11/13/23	1	—
*	Samart Corp. PCL Warrants Exp. 5/17/24	1	—
*	Minor International PCL Warrants Exp. 5/5/23	1	—
			2,745,330
Turkey (0.1%)
	Eregli Demir ve Celik Fabrikalari TAS	17,519,276	39,453
	BIM Birlesik Magazalar A/S	5,723,274	32,154
	KOC Holding A/S	11,042,907	29,865
*	Turkiye Garanti Bankasi A/S	26,543,380	26,777
*	Turkiye Petrol Rafinerileri A/S	1,574,337	24,790
	Turkiye Sise ve Cam Fabrikalari A/S	18,236,189	22,244
	Turkcell Iletisim Hizmetleri A/S	15,202,567	22,055
	Akbank TAS	33,494,352	20,071
*	Turk Hava Yollari AO	7,139,174	19,838
	Ford Otomotiv Sanayi A/S	817,264	16,420
	Haci Omer Sabanci Holding A/S	11,533,777	15,527
	Turkiye Is Bankasi A/S Class C	18,301,023	12,966
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	12,742,342	12,900
	Aselsan Elektronik Sanayi ve Ticaret A/S	7,556,011	12,431
	Yapi ve Kredi Bankasi A/S	33,712,327	11,033
*	Petkim Petrokimya Holding A/S	15,998,504	10,271
	Arcelik A/S	2,215,924	10,030
	Enka Insaat ve Sanayi A/S	8,937,213	9,500
*	Sasa Polyester Sanayi A/S	2,201,553	9,491
	Tofas Turk Otomobil Fabrikasi A/S	1,591,797	8,431
*	Hektas Ticaret TAS	5,153,362	7,680
*	Aksa Enerji Uretim A/S Class B	6,625,169	7,413
		Shares	Market Value• ($000)
	Coca-Cola Icecek A/S	893,374	7,411
*	Koza Altin Isletmeleri A/S	594,473	6,867
*	TAV Havalimanlari Holding A/S	2,122,410	6,124
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S Class B	273,953	5,986
*	Gubre Fabrikalari TAS	1,035,618	5,596
	Anadolu Efes Biracilik ve Malt Sanayii A/S Class B	2,617,739	5,208
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	2,330,265	4,910
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	27,299,220	4,877
	Turk Telekomunikasyon A/S	7,194,669	4,875
*	Is Gayrimenkul Yatirim Ortakligi A/S	5,673,351	4,786
	Aksa Akrilik Kimya Sanayii A/S	1,435,187	4,441
	AG Anadolu Grubu Holding A/S	1,580,489	4,352
*	Pegasus Hava Tasimaciligi A/S	426,134	3,826
	Iskenderun Demir ve Celik A/S	2,043,156	3,765
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	786,346	3,430
[2]	Enerjisa Enerji A/S	3,521,196	3,338
*	Oyak Cimento Fabrikalari A/S	4,397,874	3,175
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	2,454,393	3,116
	Alarko Holding A/S	1,727,195	3,115
*	Migros Ticaret A/S	1,020,116	3,114
*	Turkiye Halk Bankasi A/S	8,219,514	2,986
	Sok Marketler Ticaret A/S	3,356,967	2,939
	Tekfen Holding A/S	2,204,316	2,923
*	Bera Holding A/S	3,852,106	2,684
	Otokar Otomotiv ve Savunma Sanayi A/S	95,379	2,673

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Logo Yazilim Sanayi ve Ticaret A/S	874,640	2,646
*	Dogan Sirketler Grubu Holding A/S	11,089,973	2,576
	Turk Traktor ve Ziraat Makineleri A/S	158,628	2,508
[2]	Mavi Giyim Sanayi ve Ticaret A/S Class B	429,855	2,356
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	2,401,410	2,335
*	Turkiye Vakiflar Bankasi TAO	7,760,692	2,324
	Borusan Yatirim ve Pazarlama A/S	89,689	2,308
*	Is Yatirim Menkul Degerler A/S	1,643,498	2,271
	Kordsa Teknik Tekstil A/S	731,090	2,235
*,2	MLP Saglik Hizmetleri A/S Class B	990,214	2,111
	Ulker Biskuvi Sanayi A/S	1,838,849	2,066
*	Ziraat Gayrimenkul Yatirim Ortakligi A/S	10,631,596	2,056
*	Turkiye Sinai Kalkinma Bankasi A/S	15,856,119	1,969
	Nuh Cimento Sanayi A/S	604,862	1,933
	Dogus Otomotiv Servis ve Ticaret A/S	425,890	1,913
*	Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim A/S	1,320,007	1,831
	Tat Gida Sanayi A/S	1,893,079	1,814
	Vestel Elektronik Sanayi ve Ticaret A/S	1,035,683	1,814
	Aygaz A/S	818,472	1,797
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	1,805,487	1,780
	EGE Endustri ve Ticaret A/S	13,989	1,703
*	NET Holding A/S	1,945,728	1,588
		Shares	Market Value• ($000)
*	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	2,113,713	1,445
	Cimsa Cimento Sanayi ve Ticaret A/S	542,701	1,216
	Kervan Gida Sanayi ve Ticaret A/S Class B	1,812,514	1,191
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	470,066	1,037
*	Torunlar Gayrimenkul Yatirim Ortakligi A/S	2,009,237	999
*	Zorlu Enerji Elektrik Uretim A/S	6,889,111	958
	Kartonsan Karton Sanayi ve Ticaret A/S	212,792	843
*	Sekerbank Turk A/S	9,846,869	766
	Aksigorta A/S	3,361,144	761
	Polisan Holding A/S	2,589,101	632
*	Is Finansal Kiralama A/S	2,638,600	615
*	Albaraka Turk Katilim Bankasi A/S	6,415,488	539
*	Akcansa Cimento A/S	345,555	498
*	Konya Cimento Sanayii A/S	7,470	452
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	230,689	196
*	Albaraka Turk Katilim Bankasi A/S Rights Exp. 5/11/22	6,415,488	95
*,3	Asya Katilim Bankasi A/S	6,861,580	—
			546,034
United Arab Emirates (0.4%)
	Emirates Telecommunications Group Co. PJSC	44,988,940	430,308
	First Abu Dhabi Bank PJSC	57,170,815	348,528
*	Alpha Dhabi Holding PJSC	17,261,028	126,797
	Abu Dhabi Commercial Bank PJSC	35,848,359	99,097

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Emaar Properties PJSC	51,902,673	89,524
	Aldar Properties PJSC	49,778,779	76,271
	Dubai Islamic Bank PJSC	37,720,686	65,980
	Abu Dhabi Islamic Bank PJSC	18,649,188	44,419
	Abu Dhabi National Oil Co. for Distribution PJSC	32,036,561	35,939
*	Dubai Electricity & Water Authority PJSC	31,395,653	24,189
	ADNOC Drilling Co. PJSC	19,569,831	19,111
	Dubai Investments PJSC	27,070,082	18,435
	Air Arabia PJSC	30,795,792	17,883
*	Emaar Development PJSC	10,861,648	15,197
	Dubai Financial Market PJSC	20,863,723	14,942
	Dana Gas PJSC	44,442,165	14,245
	GFH Financial Group BSC	41,790,420	13,724
*	AL Seer Marine Supplies & Equipment Co. LLC	2,429,187	8,688
	AL Yah Satellite Communications Co-Pjsc-Yah Sat	11,511,379	8,319
*	RAK Properties PJSC	12,918,034	2,715
	Aramex PJSC	2,296,891	2,542
*	Union Properties PJSC	27,400,380	2,080
*,3	Arabtec Holding PJSC	11,126,461	1,605
*,3	Drake & Scull International PJSC	7,671,678	773
			1,481,311
United Kingdom (10.0%)
	AstraZeneca plc	20,033,652	2,673,315
	Shell plc	98,951,184	2,656,433
*	HSBC Holdings plc	264,870,563	1,655,210
	Diageo plc	29,744,216	1,483,904
	GlaxoSmithKline plc	63,923,356	1,440,997
	British American Tobacco plc	29,526,278	1,237,515
	BP plc	248,366,230	1,199,061
*	Glencore plc	169,730,983	1,045,826
	Unilever plc	21,424,903	994,417
		Shares	Market Value• ($000)
	Rio Tinto plc	14,066,161	993,861
	RELX plc	24,044,227	716,289
	Anglo American plc	15,762,397	698,132
	National Grid plc	46,749,761	694,560
	Reckitt Benckiser Group plc	8,192,905	638,929
	Unilever plc	11,646,167	541,432
	Vodafone Group plc	349,623,696	529,316
	Lloyds Banking Group plc	919,769,881	522,396
	Compass Group plc	23,064,437	486,702
	London Stock Exchange Group plc	4,697,736	463,158
	Prudential plc	35,613,079	443,328
	Experian plc	11,839,737	408,878
	Barclays plc	217,852,482	400,444
	CRH plc	9,701,895	383,466
	BAE Systems plc	41,124,057	379,849
	Ferguson plc	2,866,244	359,568
	Tesco plc	97,630,839	331,683
	SSE plc	13,764,182	319,684
	Ashtead Group plc	5,805,029	300,162
	Aviva plc	48,334,739	259,322
	Segro plc	15,473,286	259,055
	Imperial Brands plc	12,168,362	253,291
	Legal & General Group plc	77,011,060	240,051
*	Flutter Entertainment plc	2,270,277	229,313
	Standard Chartered plc	32,792,175	224,178
	3i Group plc	12,336,833	201,895
	BT Group plc	89,885,266	199,328
	Smith & Nephew plc	11,374,929	184,371
	NatWest Group plc	66,707,187	178,961
	WPP plc	14,351,707	178,892
	Croda International plc	1,742,987	169,290
	Bunzl plc	4,365,362	168,418
	Rentokil Initial plc	24,084,612	165,420
	InterContinental Hotels Group plc	2,379,526	151,908
	Halma plc	4,908,947	150,683
	Spirax-Sarco Engineering plc	951,404	143,563
*	Entain plc	7,562,620	142,104
	Smurfit Kappa Group plc	3,361,613	142,047
*	Informa plc	19,397,494	137,604
	Intertek Group plc	2,094,451	130,516

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Severn Trent plc	3,248,751	127,681
	United Utilities Group plc	8,840,430	127,041
	Next plc	1,641,302	122,935
	Sage Group plc	13,256,027	121,645
	Mondi plc	6,268,855	117,766
*	Rolls-Royce Holdings plc	108,683,298	111,418
	St. James's Place plc	6,891,840	110,749
	Persimmon plc	4,099,138	106,759
	Burberry Group plc	5,153,737	101,711
*	Meggitt plc	10,128,996	98,200
	DCC plc	1,283,718	97,266
[2]	Auto Trader Group plc	12,064,495	95,215
	Pearson plc	9,745,080	94,623
	Smiths Group plc	5,061,717	92,626
*	Whitbread plc	2,609,709	91,097
	Admiral Group plc	2,870,485	90,355
	Associated British Foods plc	4,506,352	90,175
	M&G plc	33,580,175	89,154
	Land Securities Group plc	9,218,470	86,456
	Antofagasta plc	4,483,459	85,831
	Rightmove plc	10,957,478	84,231
	Kingfisher plc	26,610,525	83,918
	Melrose Industries plc	56,629,360	82,288
	Barratt Developments plc	13,088,591	80,077
	Electrocomponents plc	6,112,438	79,782
	British Land Co. plc	12,020,680	77,430
*	Centrica plc	76,444,393	75,740
	Tritax Big Box REIT plc	24,208,296	73,900
	B&M European Value Retail SA	12,044,435	73,797
	Taylor Wimpey plc	46,716,457	73,474
*	Ocado Group plc	6,322,027	72,303
	Phoenix Group Holdings plc	9,534,626	72,219
	Howden Joinery Group plc	7,374,899	69,822
	Intermediate Capital Group plc	3,617,194	69,220
*	Berkeley Group Holdings plc	1,354,105	68,675
	DS Smith plc	16,563,393	68,063
	Johnson Matthey plc	2,406,556	66,200
	abrdn plc	28,033,064	65,825
	J Sainsbury plc	22,282,449	65,015
		Shares	Market Value• ($000)
	Weir Group plc	3,350,394	64,410
	Dechra Pharmaceuticals plc	1,357,561	61,518
	UNITE Group plc	4,168,852	59,032
*	Tate & Lyle plc	6,064,269	58,942
	Endeavour Mining plc	2,392,951	58,357
	IMI plc	3,355,049	56,481
	Hargreaves Lansdown plc	4,897,245	56,065
[2]	ConvaTec Group plc	20,832,030	55,107
	Direct Line Insurance Group plc	17,251,771	54,755
	Diploma plc	1,576,596	54,075
	IG Group Holdings plc	5,182,005	52,960
	JD Sports Fashion plc	31,888,490	52,542
	Drax Group plc	5,178,868	52,336
	Spectris plc	1,427,899	52,224
	Hiscox Ltd.	4,366,436	51,848
*	Coca-Cola HBC AG	2,545,114	51,599
	Hikma Pharmaceuticals plc	2,183,561	51,293
	Schroders plc	1,452,506	51,274
[2]	Avast plc	7,136,431	50,598
	Investec plc	8,589,498	50,591
	Man Group plc	17,283,284	50,373
	Derwent London plc	1,313,026	49,819
	Royal Mail plc	11,615,752	49,789
	Bellway plc	1,600,102	48,599
	Pennon Group plc	3,481,357	48,378
	ITV plc	48,241,622	44,549
	Inchcape plc	4,947,835	44,272
	HomeServe plc	3,571,418	43,892
*	Marks & Spencer Group plc	25,321,353	43,227
	Travis Perkins plc	2,823,295	43,062
	Safestore Holdings plc	2,680,690	42,172
	Beazley plc	7,805,410	42,045
	LondonMetric Property plc	12,397,450	41,902
	AVEVA Group plc	1,537,736	41,328
	Rotork plc	11,282,681	41,165
	Future plc	1,459,385	39,970
	Big Yellow Group plc	2,201,517	39,786
*,1	TUI AG	13,935,840	39,731
	Games Workshop Group plc	425,579	39,331

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,2	Watches of Switzerland Group plc	3,008,223	38,035
	Greggs plc	1,299,216	37,906
	Harbour Energy plc	6,043,213	37,897
	Ultra Electronics Holdings plc	919,853	37,464
	Britvic plc	3,464,437	37,125
	Grainger plc	9,567,198	35,588
	OSB Group plc	5,044,814	35,215
	Virgin Money UK plc	16,103,402	34,938
	Grafton Group plc	2,878,683	34,864
[2]	Quilter plc	20,908,351	34,442
	Computacenter plc	1,002,853	33,696
*	easyJet plc	4,801,319	33,271
	Primary Health Properties plc	17,617,934	31,950
*	Carnival plc	2,034,714	31,901
	Assura plc	37,775,617	31,167
	QinetiQ Group plc	7,312,887	31,026
	Hays plc	20,090,140	30,855
*	Indivior plc	7,800,945	30,553
*	SSP Group plc	10,206,009	30,124
	Vistry Group plc	2,866,202	29,903
	Serco Group plc	15,803,856	29,886
*	Wise plc Class A	6,030,593	29,553
*	WH Smith plc	1,622,288	29,187
	Great Portland Estates plc	3,417,226	29,026
	Softcat plc	1,611,849	28,467
*	IWG plc	9,347,504	28,378
	Cranswick plc	694,892	27,632
	Shaftesbury plc	3,652,657	27,353
	Close Brothers Group plc	1,950,759	27,049
	Genus plc	847,836	26,638
*	Playtech plc	3,955,637	25,858
*	S4 Capital plc	6,835,504	25,854
	Domino's Pizza Group plc	5,905,470	25,773
	Balfour Beatty plc	8,488,856	25,719
*,1	International Consolidated Airlines Group SA	14,508,845	25,714
	Victrex plc	1,102,093	25,131
	Pagegroup plc	4,072,285	24,918
	Plus500 Ltd.	1,254,147	24,422
	Pets at Home Group plc	6,253,677	24,274
*	John Wood Group plc	8,718,159	24,241
*	Mediclinic International plc	5,067,580	23,493
	Savills plc	1,742,784	23,445
		Shares	Market Value• ($000)
	Brewin Dolphin Holdings plc	3,650,590	23,381
	Renishaw plc	441,047	23,308
*,2	Deliveroo plc Class A	16,703,121	23,085
	Fresnillo plc	2,379,966	23,029
	Spirent Communications plc	7,902,073	22,848
*	Sanne Group plc	1,999,838	22,816
*	Energean plc	1,533,817	22,548
*	Ascential plc	5,502,362	21,815
	Sirius Real Estate Ltd.	14,183,218	21,559
*	National Express Group plc	6,949,639	21,542
	Marshalls plc	2,799,256	21,421
*,2	Trainline plc	5,997,639	21,174
	Paragon Banking Group plc	3,375,213	20,873
	Capital & Counties Properties plc	10,017,894	20,699
[1]	Hammerson plc	57,105,640	20,617
*	Frasers Group plc	2,415,133	20,513
*,2	Countryside Partnerships plc	6,541,570	20,425
*,1	HUTCHMED China Ltd.	6,241,500	20,031
	Oxford Instruments plc	679,311	19,695
*,2	Network International Holdings plc	6,004,405	19,616
	Redrow plc	2,975,486	19,505
	Bodycote plc	2,489,758	19,310
	Dr. Martens plc	7,311,742	19,117
	Dunelm Group plc	1,506,506	18,448
	Micro Focus International plc	3,887,396	18,357
	Synthomer plc	4,810,502	18,304
	Hill & Smith Holdings plc	1,042,610	18,032
	Rathbones Group plc	682,726	18,021
	LXI REIT plc	9,590,945	17,803
	Genuit Group plc	3,092,966	17,460
	TP ICAP Group plc	10,357,254	17,131
	Lancashire Holdings Ltd.	3,206,471	16,994
*	Molten Ventures plc	1,959,826	16,900
	Euromoney Institutional Investor plc	1,369,409	16,886
*,1	Darktrace plc	3,105,653	16,753
	Telecom Plus plc	801,629	16,537
[2]	JTC plc	1,696,585	16,474

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Ashmore Group plc	5,956,892	16,468
*	THG plc Class B	12,164,531	16,332
	Redde Northgate plc	3,267,131	16,162
	Chemring Group plc	3,681,827	16,078
	Centamin plc	13,988,680	16,033
	IntegraFin Holdings plc	3,462,399	15,614
*,2	Wizz Air Holdings plc	388,335	15,191
	Currys plc	13,100,894	15,190
	Coats Group plc	17,148,162	15,160
	Moneysupermarket.com Group plc	6,781,020	14,855
	Bytes Technology Group plc	2,630,704	14,624
	Clarkson plc	317,452	14,616
	Ninety One plc	4,367,728	14,553
	Workspace Group plc	1,710,832	14,317
	Essentra plc	3,647,892	14,296
	Morgan Sindall Group plc	522,386	14,085
*	Helios Towers plc	9,924,206	14,009
*	Firstgroup plc	9,794,509	13,749
*	C&C Group plc	5,145,669	13,433
	IP Group plc	13,023,923	13,430
	Just Group plc	12,516,488	13,222
*	Babcock International Group plc	3,425,329	13,078
[2]	Biffa plc	2,988,186	12,960
*,1	Tullow Oil plc	18,587,836	12,943
	Jupiter Fund Management plc	5,775,696	12,892
	Hilton Food Group plc	845,528	12,829
[2]	Bridgepoint Group plc	3,328,431	12,735
[2]	Ibstock plc	5,302,346	12,517
	Morgan Advanced Materials plc	3,556,259	12,472
	CRH plc	311,459	12,403
	Volution Group plc	2,414,111	12,297
*	Auction Technology Group plc	1,113,043	12,248
*,2	Petershill Partners plc	3,693,298	11,942
	AJ Bell plc	3,766,510	11,672
	FDM Group Holdings plc	906,491	11,440
	Vesuvius plc	2,807,089	11,412
	Liontrust Asset Management plc	776,497	11,270
		Shares	Market Value• ($000)
	Premier Foods plc	8,075,516	11,262
	Kainos Group plc	736,584	11,160
*	Elementis plc	7,337,239	11,145
	Mitie Group plc	16,195,983	10,918
	Provident Financial plc	3,348,788	10,718
	UK Commercial Property REIT Ltd.	9,584,645	10,560
*	J D Wetherspoon plc	1,155,489	10,500
	Crest Nicholson Holdings plc	3,307,530	10,407
	RHI Magnesita NV	346,364	10,320
*,2	Spire Healthcare Group plc	3,697,874	9,982
	BMO Commercial Property Trust Ltd.	6,742,233	9,952
*	Greencore Group plc	6,811,993	9,787
*,1,2	Aston Martin Lagonda Global Holdings plc	895,653	9,384
*	Mitchells & Butlers plc	3,285,435	9,359
	Keller Group plc	879,113	9,264
*	Petrofac Ltd.	5,400,600	9,104
[2]	Vivo Energy plc	4,975,122	8,995
	888 Holdings plc	3,566,481	8,516
	Wickes Group plc	3,331,439	7,942
*	Senior plc	4,909,760	7,900
	Ferrexpo plc	3,810,148	7,824
	NCC Group plc	3,389,836	7,694
*	Capricorn Energy plc	2,900,351	7,460
*	Restaurant Group plc	9,673,598	7,405
	Halfords Group plc	2,570,969	7,316
	Bank of Georgia Group plc	473,076	7,289
[2]	TI Fluid Systems plc	3,520,831	7,155
	XP Power Ltd.	176,681	7,073
	AG Barr plc	966,091	7,028
	Picton Property Income Ltd.	5,502,235	7,012
*	Stagecoach Group plc	5,317,328	7,004
*	Marston's plc	7,346,645	6,905
*	Moonpig Group plc	2,832,863	6,807
	TBC Bank Group plc	424,432	6,693
	Helical plc	1,205,778	6,557
*	Capita plc	21,224,695	6,334

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Hochschild Mining plc	4,173,058	6,130
*	Oxford Biomedica plc	825,389	5,948
	PZ Cussons plc	2,312,920	5,935
*,1,2	Trustpilot Group plc	4,341,690	5,623
[2]	CMC Markets plc	1,446,357	5,244
*,1	Cineworld Group plc	13,085,542	5,009
	Avon Protection plc	360,502	4,787
*,1	Alphawave IP Group plc	2,447,614	4,626
*	SIG plc	8,783,670	4,541
	Devro plc	1,683,106	4,426
[2]	ContourGlobal plc	1,505,902	3,619
*	PureTech Health plc	1,703,065	3,607
*,1	AO World plc	3,621,294	3,397
	CLS Holdings plc	1,218,192	3,113
[2]	Alfa Financial Software Holdings plc	1,298,821	2,942
*	Rank Group plc	2,064,310	2,773
[2]	Bakkavor Group plc	1,548,682	2,054
[1]	Micro Focus International plc ADR	370,317	1,722
*,2	Funding Circle Holdings plc	1,514,494	1,379
*,2,3	Finablr plc	3,002,811	416
*,1,3	NMC Health plc	1,316,787	—
*,1,3	Intu Properties plc	14,406,415	—
[3]	Evraz plc	7,417,198	—
			36,188,311
Total Common Stocks (Cost $324,293,532)			358,607,125
	Shares	Market Value• ($000)
Temporary Cash Investments (3.1%)
Money Market Fund (3.1%)
[6,7] Vanguard Market Liquidity Fund, 0.409% (Cost $11,082,195)	110,839,557	11,082,847
Total Investments (101.7%) (Cost $335,375,727)		369,689,972
Other Assets and Liabilities—Net (-1.7%)		(6,162,118)
Net Assets (100%)		363,527,854
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,383,800,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the aggregate value was $10,023,573,000, representing 2.8% of net assets.
3	Security value determined using significant unobservable inputs.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $7,159,155,000 was received for securities on loan.
ADR—American Depositary Receipt.
FDR—Fiduciary Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

Total International Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro Stoxx 50 Index	June 2022	31,201	1,229,723	14,186
FTSE 100 Index	June 2022	7,879	744,346	34,038
MSCI Emerging Market Index	June 2022	17,701	935,852	(8,644)
S&P ASX 200 Index	June 2022	3,806	498,094	17,940
S&P TSX 60 Index	June 2022	2,230	434,665	(15,922)
Topix Index	June 2022	6,435	943,618	57,578
				99,176

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
HSBC Bank plc	6/15/22	AUD	349,352	USD	261,624	—	(14,591)
HSBC Bank plc	6/2/22	AUD	149,352	USD	110,996	—	(5,413)
Morgan Stanley Capital Services LLC	6/15/22	AUD	129,496	USD	97,156	—	(5,587)
JPMorgan Chase Bank, N.A.	6/15/22	AUD	59,085	USD	43,136	—	(1,355)
Morgan Stanley Capital Services LLC	6/15/22	CAD	190,945	USD	148,745	—	(125)
HSBC Bank plc	6/15/22	CAD	190,945	USD	148,697	—	(77)
Royal Bank of Canada	6/15/22	CAD	144,449	USD	115,316	—	(2,885)
Bank of America, N.A.	6/15/22	EUR	416,160	USD	454,537	—	(14,598)
Morgan Stanley Capital Services LLC	6/15/22	EUR	323,351	USD	356,254	—	(14,428)
Toronto-Dominion Bank	6/15/22	EUR	212,242	USD	233,859	—	(9,490)
Deutsche Bank AG	6/15/22	EUR	125,628	USD	139,074	—	(6,268)
Barclays Bank plc	6/15/22	EUR	15,000	USD	16,547	—	(690)
HSBC Bank plc	6/15/22	GBP	169,187	USD	221,432	—	(8,675)
Deutsche Bank AG	6/15/22	GBP	110,014	USD	144,009	—	(5,664)
Standard Chartered Bank	6/15/22	GBP	59,173	USD	77,501	—	(3,088)

Total International Stock Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
HSBC Bank plc	6/15/22	HKD	710,942	USD	90,978	—	(289)
JPMorgan Chase Bank, N.A.	5/9/22	IDR	51,742,028	USD	3,572	—	(6)
Citibank, N.A.	6/15/22	INR	18,884,286	USD	243,774	2,119	—
HSBC Bank plc	6/15/22	INR	12,401,620	USD	160,052	1,430	—
State Street Bank & Trust Co.	6/15/22	INR	6,294,762	USD	81,301	663	—
Standard Chartered Bank	6/15/22	JPY	19,544,647	USD	169,619	—	(18,777)
State Street Bank & Trust Co.	6/15/22	JPY	19,544,647	USD	169,038	—	(18,196)
Deutsche Bank AG	6/15/22	JPY	18,778,191	USD	162,924	—	(17,997)
Toronto-Dominion Bank	6/15/22	JPY	18,778,191	USD	162,435	—	(17,509)
JPMorgan Chase Bank, N.A.	5/9/22	QAR	7,594	USD	2,081	4	—
HSBC Bank plc	6/2/22	USD	111,118	AUD	149,352	5,535	—
State Street Bank & Trust Co.	6/2/22	USD	71,009	BRL	337,499	3,427	—
Citibank, N.A.	6/2/22	USD	23,639	BRL	112,500	1,112	—
UBS AG	6/15/22	USD	211,125	CHF	193,098	12,165	—
Barclays Bank plc	6/15/22	USD	211,125	CHF	193,098	12,166	—
JPMorgan Chase Bank, N.A.	5/9/22	USD	131	EGP	2,444	—	(1)
JPMorgan Chase Bank, N.A.	5/9/22	USD	52	EGP	973	—	—
JPMorgan Chase Bank, N.A.	5/9/22	USD	5	IDR	71,888	—	—
BNP Paribas	6/15/22	USD	101,842	JPY	12,384,102	6,264	—
Deutsche Bank AG	6/15/22	USD	101,677	JPY	12,384,102	6,098	—
JPMorgan Chase Bank, N.A.	6/15/22	USD	39,577	JPY	4,816,741	2,403	—

Total International Stock Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	6/15/22	USD	11,373	JPY	1,383,259	698	—
State Street Bank & Trust Co.	6/15/22	USD	70,674	KRW	87,262,180	1,191	—
						55,275	(165,709)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EGP—Egyptian pound.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
IDR—Indonesian rupiah.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
QAR—Qatari riyal.
USD—U.S. dollar.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid) (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Contemporary Amperex Technology Co. Ltd. Class A	8/31/22	BANA	32,306	1.179[1]	—	(7,424)
FTSE China A Stock Connect CNY All Cap Index	6/17/22	JPMC	246,757	3.798[2]	—	(22,411)
Innolux Corp.	8/23/22	GSI	28,908	1.435[1]	—	(3,425)
Yang Ming Marine Transport Corp.	8/23/22	GSI	25,273	1.445[1]	813	—
					813	(33,260)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
2	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
At April 30, 2022, the counterparties had deposited in segregated accounts securities with a value of $29,630,000 and cash of $4,413,000 in connection with open forward currency contracts and over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Statement of Assets and Liabilities
As of April 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $323,661,311)	357,922,539
Affiliated Issuers (Cost $11,714,416)	11,767,433
Total Investments in Securities	369,689,972
Investment in Vanguard	13,000
Foreign Currency, at Value (Cost $501,744)	491,312
Cash Collateral Pledged—Futures Contracts	348,515
Cash Collateral Pledged—Over-the-Counter Swap Contracts and Forward Currency Contracts	197,260
Receivables for Investment Securities Sold	42,664
Receivables for Accrued Income	1,666,445
Receivables for Capital Shares Issued	327,891
Variation Margin Receivable—Futures Contracts	363,018
Unrealized Appreciation—Forward Currency Contracts	55,275
Unrealized Appreciation—Over-the-Counter Swap Contracts	813
Total Assets	373,196,165
Liabilities
Due to Custodian	198,428
Payables for Investment Securities Purchased	921,863
Collateral for Securities on Loan	7,159,155
Payables for Capital Shares Redeemed	513,530
Payables to Vanguard	19,013
Unrealized Depreciation—Forward Currency Contracts	165,709
Unrealized Depreciation—Over-the-Counter Swap Contracts	33,260
Deferred Foreign Capital Gains Taxes	657,353
Total Liabilities	9,668,311
Net Assets	363,527,854
1 Includes $6,383,800 of securities on loan.

Total International Stock Index Fund
Statement of Assets and Liabilities (continued)
At April 30, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	348,721,429
Total Distributable Earnings (Loss)	14,806,425
Net Assets	363,527,854

Investor Shares—Net Assets
Applicable to 9,335,033,387 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	167,721,759
Net Asset Value Per Share—Investor Shares	$17.97

ETF Shares—Net Assets
Applicable to 874,810,429 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	48,892,603
Net Asset Value Per Share—ETF Shares	$55.89

Admiral Shares—Net Assets
Applicable to 2,331,349,856 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	70,066,319
Net Asset Value Per Share—Admiral Shares	$30.05

Institutional Shares—Net Assets
Applicable to 317,122,820 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	38,113,618
Net Asset Value Per Share—Institutional Shares	$120.19

Institutional Plus Shares—Net Assets
Applicable to 245,368,983 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	29,497,113
Net Asset Value Per Share—Institutional Plus Shares	$120.22

Institutional Select Shares—Net Assets
Applicable to 72,941,107 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,236,442
Net Asset Value Per Share—Institutional Select Shares	$126.63
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Statement of Operations

Six Months Ended April 30, 2022
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	4,853,512
Dividends—Affiliated Issuers	9,643
Non-Cash Dividends	413,003
Interest—Affiliated Issuers	2,822
Securities Lending—Net	56,159
Total Income	5,335,139
Expenses
The Vanguard Group—Note B
Investment Advisory Services	5,484
Management and Administrative—Investor Shares	135,885
Management and Administrative—ETF Shares	14,892
Management and Administrative—Admiral Shares	35,773
Management and Administrative—Institutional Shares	13,450
Management and Administrative—Institutional Plus Shares	8,886
Management and Administrative—Institutional Select Shares	1,670
Marketing and Distribution—Investor Shares	8,497
Marketing and Distribution—ETF Shares	615
Marketing and Distribution—Admiral Shares	1,825
Marketing and Distribution—Institutional Shares	854
Marketing and Distribution—Institutional Plus Shares	684
Marketing and Distribution—Institutional Select Shares	117
Custodian Fees	15,252
Shareholders’ Reports—Investor Shares	1,785
Shareholders’ Reports—ETF Shares	109
Shareholders’ Reports—Admiral Shares	409
Shareholders’ Reports—Institutional Shares	223
Shareholders’ Reports—Institutional Plus Shares	77
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	100
Other Expenses	998
Total Expenses	247,585
Expenses Paid Indirectly	(5)
Net Expenses	247,580
Net Investment Income	5,087,559
Realized Net Gain (Loss)
Capital Gain Distributions Received—Affiliated Issuers	95
Investment Securities Sold—Unaffiliated Issuers[2,3]	(1,835,774)

Total International Stock Index Fund
Statement of Operations (continued)
Six Months Ended April 30, 2022
($000)
Investment Securities Sold—Affiliated Issuers	(1,105)
Futures Contracts	(210,394)
Swap Contracts	(28,815)
Forward Currency Contracts	(161,802)
Foreign Currencies	(24,509)
Realized Net Gain (Loss)	(2,262,304)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers[4]	(54,062,526)
Investment Securities—Affiliated Issuers	(113,655)
Futures Contracts	104,606
Swap Contracts	(40,249)
Forward Currency Contracts	(58,682)
Foreign Currencies	(91,652)
Change in Unrealized Appreciation (Depreciation)	(54,262,158)
Net Increase (Decrease) in Net Assets Resulting from Operations	(51,436,903)
1	Dividends are net of foreign withholding taxes of $466,825,000.
2	Realized gain (loss) is net of foreign capital gains taxes of $716,000.
3	Includes $827,764,000 of net gain (loss) resulting from in-kind redemptions.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($23,570,000).
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,087,559	10,098,297
Realized Net Gain (Loss)	(2,262,304)	25,150,987
Change in Unrealized Appreciation (Depreciation)	(54,262,158)	71,452,751
Net Increase (Decrease) in Net Assets Resulting from Operations	(51,436,903)	106,702,035
Distributions
Investor Shares	(3,116,469)	(4,612,623)
ETF Shares	(854,697)	(1,136,860)
Admiral Shares	(1,269,129)	(1,934,491)
Institutional Shares	(689,192)	(1,030,240)
Institutional Plus Shares	(536,665)	(1,224,265)
Institutional Select Shares	(167,612)	(248,229)
Total Distributions	(6,633,764)	(10,186,708)
Capital Share Transactions
Investor Shares	(4,532,841)	1,472,522
ETF Shares	4,851,905	15,078,405
Admiral Shares	1,237,420	(1,622,423)
Institutional Shares	1,278,032	2,422,106
Institutional Plus Shares	1,279,657	(68,586,643)
Institutional Select Shares	647,667	(189,949)
Net Increase (Decrease) from Capital Share Transactions	4,761,840	(51,425,982)
Total Increase (Decrease)	(53,308,827)	45,089,345
Net Assets
Beginning of Period	416,836,681	371,747,336
End of Period	363,527,854	416,836,681
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$20.86	$16.39	$17.13	$15.91	$17.91	$14.88
Investment Operations
Net Investment Income[1]	.246	.506	.389	.524	.500	.444
Net Realized and Unrealized Gain (Loss) on Investments	(2.812)	4.464	(.718)	1.186	(2.016)	3.028
Total from Investment Operations	(2.566)	4.970	(.329)	1.710	(1.516)	3.472
Distributions
Dividends from Net Investment Income	(.324)	(.500)	(.411)	(.490)	(.484)	(.442)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.324)	(.500)	(.411)	(.490)	(.484)	(.442)
Net Asset Value, End of Period	$17.97	$20.86	$16.39	$17.13	$15.91	$17.91
Total Return[2]	-12.44%	30.45%	-1.93%	10.98%	-8.71%	23.70%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$167,722	$199,230	$155,670	$148,795	$126,319	$116,279
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.46%	2.49%	2.39%	3.19%	2.81%	2.73%
Portfolio Turnover Rate[3]	3%	8%	7%	4%	3%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$64.90	$50.97	$53.30	$49.50	$55.70	$46.28
Investment Operations
Net Investment Income[1]	.809	1.677	1.251	1.677	1.612	1.420
Net Realized and Unrealized Gain (Loss) on Investments	(8.777)	13.870	(2.256)	3.696	(6.269)	9.404
Total from Investment Operations	(7.968)	15.547	(1.005)	5.373	(4.657)	10.824
Distributions
Dividends from Net Investment Income	(1.042)	(1.617)	(1.325)	(1.573)	(1.543)	(1.404)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.042)	(1.617)	(1.325)	(1.573)	(1.543)	(1.404)
Net Asset Value, End of Period	$55.89	$64.90	$50.97	$53.30	$49.50	$55.70
Total Return	-12.41%	30.66%	-1.88%	11.11%	-8.63%	23.76%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$48,893	$51,747	$28,294	$16,293	$10,389	$9,670
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.08%	0.08%	0.09%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.61%	2.64%	2.46%	3.28%	2.89%	2.79%
Portfolio Turnover Rate[2]	3%	8%	7%	4%	3%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$34.90	$27.41	$28.66	$26.61	$29.95	$24.89
Investment Operations
Net Investment Income[1]	.425	.868	.658	.892	.858	.761
Net Realized and Unrealized Gain (Loss) on Investments	(4.722)	7.478	(1.205)	1.993	(3.369)	5.053
Total from Investment Operations	(4.297)	8.346	(.547)	2.885	(2.511)	5.814
Distributions
Dividends from Net Investment Income	(.553)	(.856)	(.703)	(.835)	(.829)	(.754)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.553)	(.856)	(.703)	(.835)	(.829)	(.754)
Net Asset Value, End of Period	$30.05	$34.90	$27.41	$28.66	$26.61	$29.95
Total Return[2]	-12.46%	30.59%	-1.92%	11.08%	-8.63%	23.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$70,066	$80,052	$64,452	$76,314	$65,363	$65,249
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.54%	2.55%	2.40%	3.25%	2.87%	2.79%
Portfolio Turnover Rate[3]	3%	8%	7%	4%	3%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$139.55	$109.61	$114.61	$106.43	$119.77	$99.52
Investment Operations
Net Investment Income[1]	1.721	3.519	2.670	3.597	3.461	3.062
Net Realized and Unrealized Gain (Loss) on Investments	(18.851)	29.888	(4.826)	7.960	(13.460)	20.229
Total from Investment Operations	(17.130)	33.407	(2.156)	11.557	(9.999)	23.291
Distributions
Dividends from Net Investment Income	(2.230)	(3.467)	(2.844)	(3.377)	(3.341)	(3.041)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.230)	(3.467)	(2.844)	(3.377)	(3.341)	(3.041)
Net Asset Value, End of Period	$120.19	$139.55	$109.61	$114.61	$106.43	$119.77
Total Return	-12.42%	30.62%	-1.89%	11.10%	-8.60%	23.78%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$38,114	$42,913	$31,735	$33,476	$28,563	$29,794
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.58%	2.58%	2.44%	3.27%	2.90%	2.81%
Portfolio Turnover Rate[2]	3%	8%	7%	4%	3%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$139.59	$109.63	$114.63	$106.45	$119.79	$99.54
Investment Operations
Net Investment Income[1]	1.731	2.900	2.726	3.617	3.470	3.086
Net Realized and Unrealized Gain (Loss) on Investments	(18.864)	30.529	(4.871)	7.947	(13.454)	20.228
Total from Investment Operations	(17.133)	33.429	(2.145)	11.564	(9.984)	23.314
Distributions
Dividends from Net Investment Income	(2.237)	(3.469)	(2.855)	(3.384)	(3.356)	(3.064)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.237)	(3.469)	(2.855)	(3.384)	(3.356)	(3.064)
Net Asset Value, End of Period	$120.22	$139.59	$109.63	$114.63	$106.45	$119.79
Total Return	-12.42%	30.63%	-1.88%	11.10%	-8.58%	23.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$29,497	$32,880	$83,550	$118,865	$94,242	$88,781
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.59%	2.18%	2.50%	3.29%	2.91%	2.83%
Portfolio Turnover Rate[2]	3%	8%	7%	4%	3%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Financial Highlights
Institutional Select Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$147.04	$115.49	$120.75	$112.10	$126.15	$104.82
Investment Operations
Net Investment Income[1]	1.850	3.731	2.896	3.421	3.679	3.303
Net Realized and Unrealized Gain (Loss) on Investments	(19.886)	31.522	(5.120)	8.783	(14.163)	21.274
Total from Investment Operations	(18.036)	35.253	(2.224)	12.204	(10.484)	24.577
Distributions
Dividends from Net Investment Income	(2.374)	(3.703)	(3.036)	(3.554)	(3.566)	(3.247)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.374)	(3.703)	(3.036)	(3.554)	(3.566)	(3.247)
Net Asset Value, End of Period	$126.63	$147.04	$115.49	$120.75	$112.10	$126.15
Total Return	-12.41%	30.66%	-1.85%	11.13%	-8.56%	23.83%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,236	$10,014	$8,045	$3,437	$11,470	$5,863
Ratio of Total Expenses to Average Net Assets	0.045%	0.045%	0.045%	0.045%	0.045%	0.045%
Ratio of Net Investment Income to Average Net Assets	2.63%	2.60%	2.52%	2.98%	2.93%	2.85%
Portfolio Turnover Rate[2]	3%	8%	7%	4%	3%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Notes to Financial Statements
Vanguard Total International Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the

Total International Stock Index Fund
counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2022, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

Total International Stock Index Fund
5. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended April 30, 2022, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Total International Stock Index Fund
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

Total International Stock Index Fund
For the six months ended April 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received and related professional fees incurred during the year, if any, are included in dividend income and other expenses, respectively. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2022, the fund had contributed to Vanguard capital in the amount of $13,000,000, representing less than 0.01% of the fund’s net assets and 5.20% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2022, custodian fee offset arrangements reduced the fund’s expenses by $5,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Total International Stock Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	36,970,422	901,079	—	37,871,501
Common Stocks—Other	2,660,871	317,867,114	207,639	320,735,624
Temporary Cash Investments	11,082,847	—	—	11,082,847
Total	50,714,140	318,768,193	207,639	369,689,972

Derivative Financial Instruments
Assets
Futures Contracts[1]	123,742	—	—	123,742
Forward Currency Contracts	—	55,275	—	55,275
Swap Contracts	—	813	—	813
Total	123,742	56,088	—	179,830
Liabilities
Futures Contracts[1]	24,566	—	—	24,566
Forward Currency Contracts	—	165,709	—	165,709
Swap Contracts	—	33,260	—	33,260
Total	24,566	198,969	—	223,535
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Total International Stock Index Fund
E.  At April 30, 2022, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	123,742	—	123,742
Unrealized Appreciation—Forward Currency Contracts	—	55,275	55,275
Unrealized Appreciation—Over-the-Counter Swap Contracts	813	—	813
Total Assets	124,555	55,275	179,830

Unrealized Depreciation—Futures Contracts[1]	24,566	—	24,566
Unrealized Depreciation—Forward Currency Contracts	—	165,709	165,709
Unrealized Depreciation—Over-the-Counter Swap Contracts	33,260	—	33,260
Total Liabilities	57,826	165,709	223,535
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2022, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(210,394)	—	(210,394)
Swap Contracts	(28,815)	—	(28,815)
Forward Currency Contracts	—	(161,802)	(161,802)
Realized Net Gain (Loss) on Derivatives	(239,209)	(161,802)	(401,011)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	104,606	—	104,606
Swap Contracts	(40,249)	—	(40,249)
Forward Currency Contracts	—	(58,682)	(58,682)
Change in Unrealized Appreciation (Depreciation) on Derivatives	64,357	(58,682)	5,675
F.  As of April 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	339,139,262
Gross Unrealized Appreciation	90,876,373
Gross Unrealized Depreciation	(60,369,368)
Net Unrealized Appreciation (Depreciation)	30,507,005
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2021, the fund had available capital losses totaling $16,098,565,000

Total International Stock Index Fund
that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.  During the six months ended April 30, 2022, the fund purchased $18,173,822,000 of investment securities and sold $14,694,907,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,911,472,000 and $2,174,205,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
H.  Capital share transactions for each class of shares were:
	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	7,678,230	396,547	29,028,684	1,401,446
Issued in Lieu of Cash Distributions	3,116,469	157,122	4,612,623	228,684
Redeemed	(15,327,540)	(768,362)	(32,168,785)	(1,580,581)
Net Increase (Decrease)—Investor Shares	(4,532,841)	(214,693)	1,472,522	49,549
ETF Shares
Issued	4,851,905	77,458	15,078,405	242,276
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—ETF Shares	4,851,905	77,458	15,078,405	242,276
Admiral Shares
Issued	6,290,189	190,453	13,086,438	385,457
Issued in Lieu of Cash Distributions	1,083,877	32,691	1,658,757	49,137
Redeemed	(6,136,646)	(185,707)	(16,367,618)	(492,116)
Net Increase (Decrease)—Admiral Shares	1,237,420	37,437	(1,622,423)	(57,522)
Institutional Shares
Issued	4,407,338	33,304	9,557,833	70,753
Issued in Lieu of Cash Distributions	643,046	4,851	959,279	7,103
Redeemed	(3,772,352)	(28,537)	(8,095,006)	(59,876)
Net Increase (Decrease)—Institutional Shares	1,278,032	9,618	2,422,106	17,980
Institutional Plus Shares
Issued	4,402,668	33,673	10,609,988	77,098
Issued in Lieu of Cash Distributions	521,815	3,935	1,204,532	9,097
Redeemed	(3,644,826)	(27,781)	(80,401,163)	(612,732)
Net Increase (Decrease)—Institutional Plus Shares	1,279,657	9,827	(68,586,643)	(526,537)

Total International Stock Index Fund
	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Select Shares
Issued	1,127,006	8,296	1,143,709	7,999
Issued in Lieu of Cash Distributions	167,612	1,200	248,229	1,746
Redeemed	(646,951)	(4,659)	(1,581,887)	(11,302)
Net Increase (Decrease)—Institutional Select Shares	647,667	4,837	(189,949)	(1,557)
I.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Oct. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2022 Market Value ($000)
Vanguard FTSE Emerging Markets ETF	798,368	—	—	—	(113,782)	9,643	—	684,586
Vanguard Market Liquidity Fund	9,870,433	NA1	NA1	(1,105)	127	2,822	95	11,082,847
Total	10,668,801	—	—	(1,105)	(113,655)	12,465	95	11,767,433
1	Not applicable—purchases and sales are for temporary cash investment purposes.
J.  Management has determined that no events or transactions occurred subsequent to April 30, 2022, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Total International Stock Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard STAR Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Total International Stock Index Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent No. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q1132 062022

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD STAR FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 17, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 17, 2022

VANGUARD STAR FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: June 17, 2022

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.